Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.6% ¤
ASSET-BACKED SECURITIES 4.5%
CAYMAN ISLANDS 0.7%
Evans Grove CLO Ltd. 2.533% due 05/28/2028 •	$800	$777
TruPS Financials Note Securitization Ltd. 2.686% due 09/20/2039 •	431	397
Total Cayman Islands		1,174
UNITED STATES 3.8%
Conseco Finance Corp. 6.280% due 09/01/2030	270	276
Credit Suisse First Boston Mortgage Securities Corp. 1.567% due 01/25/2032 •	1,037	925
EMC Mortgage Loan Trust 2.247% due 02/25/2041 •	33	30
Legacy Mortgage Asset Trust 3.353% due 01/28/2070 •	967	957
LP Credit Card ABS Master Trust 3.189% due 08/20/2024 •	321	310
Morgan Stanley Home Equity Loan Trust 1.047% due 12/25/2036 •	1,723	874
Navient Student Loan Trust 1.997% due 12/27/2066 •	490	481
Residential Asset Securities Corp. Trust 1.832% due 01/25/2034 •	1,023	991
Structured Asset Investment Loan Trust 1.097% due 09/25/2036 •	1,653	1,538
Total United States		6,382
Total Asset-Backed Securities (Cost $7,565)		7,556
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
LUXEMBOURG 0.0%
Intelsat Jackson Holdings S.A.
5.682% (LIBOR03M + 3.750%) due 11/27/2023 ~	14	13
6.625% due 01/02/2024	13	12
Total Luxembourg		25
UNITED ARAB EMIRATES 0.1%
Dubai World (3.000% Cash and 1.750% PIK) 4.750% (LIBOR03M + 2.000%) due 09/30/2022 ~(a)	99	93
Total United Arab Emirates		93
UNITED STATES 0.7%
Arconic Rolled Products Corp. TBD% due 02/04/2027 «	3	3
Avolon TLB Borrower (U.S.) LLC
2.273% (LIBOR03M + 1.500%) due 02/12/2027 «~	7	6
2.523% (LIBOR03M + 1.750%) due 01/15/2025 ~	14	12
Bausch Health Cos., Inc. 3.612% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	4
Beacon Roofing Supply, Inc. 3.239% (LIBOR03M + 2.250%) due 01/02/2025 ~	10	9
BWAY Holding Co. 5.084% (LIBOR03M + 3.250%) due 04/03/2024 ~	10	8
Caesars Resort Collection LLC 3.739% (LIBOR03M + 2.750%) due 12/23/2024 ~	98	80
Core & Main LP 4.330% - 4.331% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	9
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	97	73
Elanco Animal Health, Inc. TBD% due 02/04/2027	12	11
Emerald TopCo, Inc. 4.489% (LIBOR03M + 3.500%) due 07/24/2026 ~	3	3
Envision Healthcare Corp. 4.739% (LIBOR03M + 3.750%) due 10/10/2025 ~	102	54

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

EyeCare Partners LLC
TBD% due 02/18/2027 µ	1	1
4.822% (LIBOR03M + 3.750%) due 02/05/2027 ~	4	3
Financial & Risk U.S. Holdings, Inc. 4.239% (LIBOR03M + 3.250%) due 10/01/2025 ~	115	111
Froneri International PLC
3.239% (LIBOR03M + 2.250%) due 01/29/2027 «~	10	10
6.739% (LIBOR03M + 5.750%) due 01/31/2028 «~	1	1
Frontier Communications Corp. 5.210% - 5.350% (LIBOR03M + 3.750%) due 06/15/2024 ~	26	24
Hilton Worldwide Finance LLC 2.697% (LIBOR03M + 1.750%) due 06/22/2026 ~	230	216
Ingersoll Rand Co. Ltd. 2.739% (LIBOR03M + 1.750%) due 03/01/2027 ~	9	8
Jefferies Finance LLC 4.239% - 4.250% (LIBOR03M + 3.250%) due 06/03/2026 ~	4	3
McDermott International, Inc.
10.647% (LIBOR03M + 9.000%) due 10/22/2020 ~	13	13
10.647% - 10.806% (LIBOR03M + 9.000%) due 10/21/2020 ~	13	12
McDermott Technology Americas, Inc.
TBD% due 10/21/2021 ^«(b)	5	4
TBD% due 05/09/2025 ^(b)	16	5
MH Sub LLC 4.822% (LIBOR03M + 3.750%) due 09/13/2024 ~	20	17
Nascar Holdings, Inc. 3.674% (LIBOR03M + 2.750%) due 10/19/2026 ~	3	2
Neiman Marcus Group Ltd. LLC 7.500% (LIBOR03M + 6.000%) due 10/25/2023 ~	14	6
Neiman Marcus Group Ltd. LLC (6.516% Cash and 1.000% PIK) 7.516% (LIBOR03M + 5.500%) due 10/25/2023 ~(a)	280	111
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(b)	262	263
PetSmart, Inc. 5.000% (LIBOR03M + 4.000%) due 03/11/2022 ~	15	15
PG&E Corp. TBD% - 4.950% (PRIME + 0.200%) due 04/16/2020 «~	27	24
PUG LLC 4.489% - 4.950% (LIBOR03M + 3.500%) due 01/29/2027 «~	4	3
Syniverse Holdings, Inc. 6.873% (LIBOR03M + 5.000%) due 03/09/2023 ~	13	9
U.S. Renal Care, Inc. 6.000% (LIBOR03M + 5.000%) due 06/26/2026 ~	13	12
West Corp. 5.000% - 5.450% (LIBOR03M + 4.000%) due 10/10/2024 «~	9	7
Westmoreland Mining Holdings LLC 9.093% (LIBOR03M + 8.250%) due 03/15/2022 ~	1	1
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(a)	4	3
Whatabrands LLC 3.766% (LIBOR03M + 2.750%) due 08/02/2026 ~	2	2
Windstream Services LLC 8.250% (PRIME + 5.000%) due 03/29/2021 «~	2	1
Total United States		1,159
Total Loan Participations and Assignments (Cost $1,514)		1,277
	SHARES
COMMON STOCKS 72.5%
AUSTRALIA 3.3%
COMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	226,830	426
CONSUMER DISCRETIONARY 0.1%
Crown Resorts Ltd.	14,908	69
Harvey Norman Holdings Ltd.	11,857	22
Wesfarmers Ltd.	3,551	75
		166
CONSUMER STAPLES 0.3%
Coca-Cola Amatil Ltd.	14,388	78
Metcash Ltd.	20,144	39
Woolworths Group Ltd.	17,305	376
		493
ENERGY 0.0%
Woodside Petroleum Ltd.	6,069	67

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

FINANCIALS 2.0%
AMP Ltd.	270,052	221
Australia & New Zealand Banking Group Ltd.	68,530	719
Bank of Queensland Ltd.	10,418	32
Bendigo & Adelaide Bank Ltd.	2,721	10
Commonwealth Bank of Australia	7,897	298
National Australia Bank Ltd.	73,899	758
Suncorp Group Ltd.	42,221	234
Westpac Banking Corp.	109,218	1,122
		3,394
MATERIALS 0.6%
BHP Group Ltd.	33,434	606
BHP Group PLC	682	11
Boral Ltd.	8,121	10
Fortescue Metals Group Ltd.	52,358	321
		948
Total Australia		5,494
AUSTRIA 0.1%
MATERIALS 0.1%
voestalpine AG	4,863	98
Total Austria		98
BELGIUM 0.2%
COMMUNICATION SERVICES 0.1%
Proximus SADP	5,281	121
FINANCIALS 0.1%
Ageas	4,499	188
INDUSTRIALS 0.0%
bpost S.A.	12,733	90
Total Belgium		399
BRAZIL 0.0%
ENERGY 0.0%
Dommo Energia S.A. (c)(i)	4,269	1
Dommo Energia S.A. (c)«	20,008	1
Dommo Energia S.A. SP - ADR (c)	63	0
		2
UTILITIES 0.0%
Eneva S.A. (c)(i)	899	6
Total Brazil		8
CANADA 0.8%
COMMUNICATION SERVICES 0.1%
Corus Entertainment, Inc. 'B'	18,553	33
Shaw Communications, Inc. 'B'	3,811	62
		95
ENERGY 0.1%
ARC Resources Ltd.	29,766	86
Crescent Point Energy Corp.	76,894	59
Inter Pipeline Ltd.	1,664	10
Peyto Exploration & Development Corp.	38,643	41
		196
FINANCIALS 0.5%
Bank of Montreal	3,154	159
Canadian Imperial Bank of Commerce	4,620	269
National Bank of Canada	3,563	138

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Power Corp. of Canada	15,321	247
		813
UTILITIES 0.1%
Atco Ltd. 'I'	4,734	131
TransAlta Corp.	24,651	129
		260
Total Canada		1,364
DENMARK 0.1%
FINANCIALS 0.1%
Danske Bank A/S	15,898	181
Total Denmark		181
FINLAND 0.7%
FINANCIALS 0.7%
Nordea Bank Abp	181,995	1,024
Sampo Oyj 'A'	3,207	94
		1,118
MATERIALS 0.0%
UPM-Kymmene Oyj	893	24
Total Finland		1,142
FRANCE 4.2%
COMMUNICATION SERVICES 0.5%
Eutelsat Communications S.A.	4,557	47
Lagardere S.C.A.	13,082	163
Orange S.A.	45,083	546
Vivendi S.A.	3,867	82
		838
CONSUMER DISCRETIONARY 0.3%
Cie Generale des Etablissements Michelin S.C.A.	2,345	205
Renault S.A.	10,682	203
		408
CONSUMER STAPLES 0.5%
Carrefour S.A.	35,672	566
Casino Guichard Perrachon S.A.	8,656	331
		897
ENERGY 0.2%
Total S.A.	10,171	383
FINANCIALS 1.4%
AXA S.A.	38,203	647
BNP Paribas S.A.	27,066	790
SCOR SE	586	13
Societe Generale S.A.	57,405	940
		2,390
HEALTH CARE 0.8%
Sanofi	15,308	1,325
INDUSTRIALS 0.3%
Bouygues S.A.	9,287	270
Cie de Saint-Gobain	7,996	192
Rexel S.A.	12,280	90
		552
UTILITIES 0.2%
Electricite de France S.A.	47,273	370

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Total France		7,163
GERMANY 3.0%
COMMUNICATION SERVICES 0.0%
ProSiebenSat.1 Media SE	1,306	10
Telefonica Deutschland Holding AG	28,032	69
		79
CONSUMER DISCRETIONARY 1.0%
Bayerische Motoren Werke AG	12,101	618
Ceconomy AG	12,090	26
Daimler AG	33,756	1,008
Hugo Boss AG	400	10
		1,662
CONSUMER STAPLES 0.1%
Metro AG	22,094	188
Suedzucker AG	6,165	88
		276
FINANCIALS 0.4%
Deutsche Pfandbriefbank AG	8,770	66
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,376	478
Talanx AG	2,150	72
		616
HEALTH CARE 0.6%
Bayer AG	16,791	962
INDUSTRIALS 0.3%
Deutsche Lufthansa AG	39,422	369
Deutsche Post AG	6,678	179
		548
MATERIALS 0.6%
Aurubis AG	252	11
BASF SE	16,811	786
Covestro AG	1,402	43
Evonik Industries AG	5,379	112
K+S AG	8,136	47
		999
Total Germany		5,142
HONG KONG 0.6%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	101,000	55
CONSUMER DISCRETIONARY 0.1%
SJM Holdings Ltd.	156,000	130
Skyworth Group Ltd.	180,000	38
Yue Yuen Industrial Holdings Ltd.	7,000	11
		179
INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	34,500	80
REAL ESTATE 0.4%
Kerry Properties Ltd.	40,500	106
Shimao Property Holdings Ltd.	39,500	137
Swire Pacific Ltd. 'A'	36,000	229
Wharf Holdings Ltd.	71,000	125
Wheelock & Co. Ltd.	22,000	149
		746
Total Hong Kong		1,060
ISRAEL 0.1%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd. (c)	139,534	101

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

MATERIALS 0.0%
Israel Chemicals Ltd.	24,086	77
Total Israel		178
ITALY 1.8%
ENERGY 0.4%
Eni SpA	62,748	624
FINANCIALS 0.8%
Assicurazioni Generali SpA	31,928	433
Intesa Sanpaolo SpA	454,726	741
Poste Italiane SpA	26,266	221
		1,395
UTILITIES 0.6%
Enel SpA	157,805	1,088
Total Italy		3,107
JAPAN 13.5%
COMMUNICATION SERVICES 1.2%
GungHo Online Entertainment, Inc.	3,400	47
KDDI Corp.	1,300	38
Nippon Telegraph & Telephone Corp.	47,100	1,127
NTT DOCOMO, Inc.	17,800	557
Softbank Corp.	16,500	210
		1,979
CONSUMER DISCRETIONARY 2.9%
Aisin Seiki Co. Ltd.	6,100	149
Aoyama Trading Co. Ltd.	7,000	60
Bridgestone Corp.	15,100	462
DCM Holdings Co. Ltd.	5,900	55
EDION Corp.	3,600	30
Honda Motor Co. Ltd.	40,200	899
Mazda Motor Corp.	38,000	201
Nikon Corp.	2,300	21
Nissan Motor Co. Ltd.	161,900	542
NOK Corp.	7,700	84
Panasonic Corp.	2,400	18
Sekisui House Ltd.	15,200	251
Skylark Co. Ltd.	5,200	77
Subaru Corp.	24,600	470
Sumitomo Electric Industries Ltd.	9,400	98
Sumitomo Rubber Industries Ltd.	6,800	64
Toyota Motor Corp.	21,400	1,290
Yokohama Rubber Co. Ltd.	4,000	50
		4,821
CONSUMER STAPLES 0.8%
Japan Tobacco, Inc.	36,900	683
Kirin Holdings Co. Ltd.	12,600	249
NH Foods Ltd.	2,600	90
Seven & i Holdings Co. Ltd.	7,900	261
		1,283
ENERGY 0.0%
Cosmo Energy Holdings Co. Ltd.	4,300	60
FINANCIALS 2.6%
Chiba Bank Ltd.	10,000	43
Concordia Financial Group Ltd.	42,300	123
Daiwa Securities Group, Inc.	35,400	137
Gunma Bank Ltd.	8,200	25
Hachijuni Bank Ltd.	8,500	31
Japan Post Holdings Co. Ltd.	42,500	332
Mitsubishi UFJ Financial Group, Inc.	277,900	1,040
Mizuho Financial Group, Inc.	640,800	735
MS&AD Insurance Group Holdings, Inc.	2,500	70
Nomura Holdings, Inc.	124,800	527
ORIX Corp.	16,500	197
Resona Holdings, Inc.	54,500	163
Sumitomo Mitsui Financial Group, Inc.	32,600	792
Sumitomo Mitsui Trust Holdings, Inc.	3,300	95

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Suruga Bank Ltd.	19,900	65
T&D Holdings, Inc.	5,800	47
Yamaguchi Financial Group, Inc.	7,500	42
		4,464
HEALTH CARE 0.5%
Astellas Pharma, Inc.	18,000	277
Daiichi Sankyo Co. Ltd.	500	34
Miraca Holdings, Inc.	5,100	108
Nipro Corp.	8,000	94
Takeda Pharmaceutical Co. Ltd.	9,300	283
		796
INDUSTRIALS 2.1%
Asahi Glass Co. Ltd.	6,700	163
Dai Nippon Printing Co. Ltd.	9,600	204
Fujikura Ltd.	14,600	42
ITOCHU Corp.	21,600	447
Japan Airlines Co. Ltd.	9,600	176
Kawasaki Heavy Industries Ltd.	7,500	108
Komatsu Ltd.	5,200	84
Marubeni Corp.	52,800	262
Mitsubishi Corp.	16,800	355
Mitsubishi Heavy Industries Ltd.	14,800	373
Mitsui & Co. Ltd.	35,700	496
Mitsui E&S Holdings Co. Ltd. (c)	7,400	36
NSK Ltd.	15,800	101
Sojitz Corp.	34,400	81
Sumitomo Corp.	29,000	331
Sumitomo Heavy Industries Ltd.	3,200	57
Toppan Printing Co. Ltd.	7,300	111
Toyota Tsusho Corp.	3,500	82
West Japan Railway Co.	1,100	75
		3,584
INFORMATION TECHNOLOGY 2.0%
Canon, Inc.	47,600	1,034
Fujitsu Ltd.	6,900	621
Hitachi Ltd.	27,100	779
Konica Minolta, Inc.	42,500	171
Mixi, Inc.	7,000	102
NEC Corp.	6,300	229
Nippon Electric Glass Co. Ltd.	4,000	53
Oki Electric Industry Co. Ltd.	8,400	79
Ricoh Co. Ltd.	34,500	252
Seiko Epson Corp.	12,600	136
		3,456
MATERIALS 0.9%
Asahi Kasei Corp.	4,200	29
Daicel Corp.	11,100	81
DIC Corp.	4,200	93
Kobe Steel Ltd.	35,200	108
Kuraray Co. Ltd.	11,900	120
Mitsubishi Chemical Holdings Corp.	7,700	46
Mitsubishi Materials Corp.	5,700	116
Nippon Light Metal Holdings Co. Ltd.	28,000	44
Nippon Paper Industries Co. Ltd. 'L'	11,600	165
Nippon Steel Corp.	15,400	131
Sumitomo Chemical Co. Ltd.	96,400	285
Tosoh Corp.	5,500	62
Toyobo Co. Ltd.	7,700	81
Ube Industries Ltd.	7,000	107
		1,468
REAL ESTATE 0.0%
Daito Trust Construction Co. Ltd.	100	9
Nomura Real Estate Holdings, Inc.	3,600	58
		67
UTILITIES 0.5%
Chubu Electric Power Co., Inc.	18,100	255
Chugoku Electric Power Co., Inc.	14,400	201
Electric Power Development Co. Ltd. 'C'	5,000	100
Hokuriku Electric Power Co.	5,300	37
Osaka Gas Co. Ltd.	1,200	23

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Tohoku Electric Power Co., Inc.	25,500	245
		861
Total Japan		22,839
JERSEY, CHANNEL ISLANDS 0.0%
MATERIALS 0.0%
Amcor PLC	3,805	31
Total Jersey, Channel Islands		31
LUXEMBOURG 0.1%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular S.A.	4,130	115
RTL Group S.A.	275	9
		124
MATERIALS 0.0%
Ternium S.A. SP - ADR	7,774	92
Total Luxembourg		216
MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (c)	41,996	0
Total Mexico		0
NETHERLANDS 1.3%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	54,443	130
VEON Ltd. ADR	93,799	142
		272
CONSUMER STAPLES 0.0%
Heineken Holding NV	891	69
ENERGY 0.7%
Royal Dutch Shell PLC 'A'	71,497	1,242
FINANCIALS 0.2%
ABN AMRO Bank NV	16,422	135
Aegon NV	60,665	152
ASR Nederland NV	2,600	65
ING Groep NV	9,080	48
		400
INDUSTRIALS 0.2%
Signify NV	13,575	263
Total Netherlands		2,246
NEW ZEALAND 0.1%
MATERIALS 0.1%
Fletcher Building Ltd.	31,546	66
Total New Zealand		66
NORWAY 0.3%
COMMUNICATION SERVICES 0.1%
Telenor ASA	8,200	120
ENERGY 0.2%
Equinor ASA	24,820	309
FINANCIALS 0.0%
DNB ASA	6,890	77

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

MATERIALS 0.0%
Yara International ASA	497	16
Total Norway		522
PORTUGAL 0.2%
UTILITIES 0.2%
EDP - Energias de Portugal S.A.	98,440	396
Total Portugal		396
SINGAPORE 0.1%
INDUSTRIALS 0.1%
Keppel Corp. Ltd.	32,600	121
Sembcorp Industries Ltd.	27,100	30
		151
Total Singapore		151
SPAIN 1.5%
COMMUNICATION SERVICES 0.5%
Telefonica S.A.	176,635	804
ENERGY 0.0%
Repsol S.A.	1,232	11
FINANCIALS 0.7%
Banco de Sabadell S.A.	86,251	44
Banco Santander S.A.	504,306	1,200
Mapfre S.A.	24,878	42
		1,286
INDUSTRIALS 0.1%
ACS Actividades de Construccion Y Servicios S.A.	7,194	143
UTILITIES 0.2%
Endesa S.A.	15,227	322
Total Spain		2,566
SWEDEN 0.9%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	34,746	124
CONSUMER DISCRETIONARY 0.1%
Hennes & Mauritz AB 'B'	19,671	252
FINANCIALS 0.6%
Skandinaviska Enskilda Banken AB 'A'	34,314	230
Svenska Handelsbanken AB 'A'	20,608	170
Swedbank AB 'A'	61,302	676
		1,076
INDUSTRIALS 0.1%
Skanska AB 'B'	4,112	62
SKF AB 'B'	4,775	65
		127
Total Sweden		1,579
SWITZERLAND 2.3%
COMMUNICATION SERVICES 0.1%
Swisscom AG	218	117
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	1,464	110

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

FINANCIALS 0.9%
Swiss Life Holding AG	504	169
Swiss Re AG	6,141	473
Zurich Insurance Group AG	2,600	913
		1,555
HEALTH CARE 0.9%
Roche Holding AG	4,471	1,438
INDUSTRIALS 0.3%
ABB Ltd.	29,253	509
Adecco Group AG	1,703	67
		576
INFORMATION TECHNOLOGY 0.0%
TE Connectivity Ltd.	900	57
Total Switzerland		3,853
UNITED KINGDOM 4.9%
COMMUNICATION SERVICES 0.4%
BT Group PLC	121,767	177
Vodafone Group PLC	335,496	464
		641
CONSUMER DISCRETIONARY 0.4%
Berkeley Group Holdings PLC	2,606	116
Kingfisher PLC	31,088	55
Marks & Spencer Group PLC	100,739	122
Next PLC	1,611	81
Persimmon PLC	9,394	224
		598
CONSUMER STAPLES 0.7%
British American Tobacco PLC	6,571	225
Imperial Brands PLC	35,228	650
J Sainsbury PLC	80,728	209
Tate & Lyle PLC	12,417	101
		1,185
ENERGY 0.5%
BP PLC	186,852	766
Noble Corp. PLC (c)	61,773	16
		782
FINANCIALS 1.3%
Direct Line Insurance Group PLC	54,465	199
HSBC Holdings PLC	267,954	1,504
Legal & General Group PLC	20,302	48
Standard Chartered PLC	66,448	367
Standard Life Aberdeen PLC	35,492	98
		2,216
HEALTH CARE 0.1%
GlaxoSmithKline PLC	11,009	207
INDUSTRIALS 0.3%
Aggreko PLC	15,201	91
BAE Systems PLC	20,988	135
Capita PLC (c)	25,780	10
Royal Mail PLC	176,414	272
		508
MATERIALS 0.3%
Rio Tinto Ltd.	3,645	188
Rio Tinto PLC	7,114	326
		514
UTILITIES 0.9%
Centrica PLC	809,765	381
National Grid PLC	78,300	915

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

SSE PLC	17,585	283
		1,579
Total United Kingdom		8,230
UNITED STATES 32.4%
COMMUNICATION SERVICES 3.8%
AT&T, Inc.	95,943	2,797
CenturyLink, Inc.	113,415	1,073
Clear Channel Outdoor Holdings, Inc. (c)	29,821	19
iHeartMedia, Inc. (c) «	23	0
iHeartMedia, Inc. 'A' (c)	1,656	12
Omnicom Group, Inc.	1,408	77
Telephone & Data Systems, Inc.	4,028	68
Verizon Communications, Inc.	43,252	2,324
		6,370
CONSUMER DISCRETIONARY 2.8%
Bed Bath & Beyond, Inc.	52,647	222
Caesars Entertainment Corp. (c)	18,339	124
Dick's Sporting Goods, Inc.	3,370	72
Dillard's, Inc. 'A'	1,931	71
Ford Motor Co.	170,456	823
GameStop Corp. 'A'	43,733	153
Gap, Inc.	12,232	86
General Motors Co.	35,008	727
Goodyear Tire & Rubber Co.	28,747	167
H&R Block, Inc.	1,613	23
Harley-Davidson, Inc.	1,884	36
Kohl's Corp.	7,092	103
L Brands, Inc.	13,835	160
Las Vegas Sands Corp.	767	33
Macy's, Inc.	60,347	296
Mattel, Inc. (c)	20,205	178
Newell Brands, Inc.	3,400	45
Nordstrom, Inc.	9,049	139
PulteGroup, Inc.	6,354	142
Signet Jewelers Ltd.	17,586	113
Tapestry, Inc.	718	9
Target Corp.	7,485	696
Visteon Corp. (c)	4,059	195
Whirlpool Corp.	882	76
Wyndham Destinations, Inc.	2,156	47
		4,736
CONSUMER STAPLES 4.5%
Altria Group, Inc.	36,798	1,423
Archer-Daniels-Midland Co.	11,560	407
Bunge Ltd.	3,216	132
General Mills, Inc.	3,298	174
Kraft Heinz Co.	4,947	122
Kroger Co.	29,441	887
Philip Morris International, Inc.	20,822	1,519
Procter & Gamble Co.	12,619	1,388
Walmart, Inc.	13,333	1,515
		7,567
ENERGY 2.5%
Baker Hughes Co.	8,727	92
Chevron Corp.	9,579	694
ConocoPhillips	3,043	94
Diamond Offshore Drilling, Inc. (c)	15,480	28
Exxon Mobil Corp.	48,857	1,855
Helmerich & Payne, Inc.	1,099	17
HollyFrontier Corp.	3,672	90
Kinder Morgan, Inc.	728	10
Marathon Petroleum Corp.	4,664	110
Murphy Oil Corp.	1,728	11
Occidental Petroleum Corp.	15,831	183
Phillips 66	1,001	54
Schlumberger Ltd.	30,668	414
Targa Resources Corp.	7,495	52
Valero Energy Corp.	8,533	387
Williams Cos., Inc.	5,806	82
		4,173
FINANCIALS 4.8%
Aflac, Inc.	5,274	181
Ally Financial, Inc.	24,706	357

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

American Express Co.	5,358	459
American International Group, Inc.	39,153	949
Assurant, Inc.	187	19
Capital One Financial Corp.	11,520	581
CIT Group, Inc.	3,331	57
CNO Financial Group, Inc.	9,154	113
Discover Financial Services	7,956	284
Fifth Third Bancorp	12,152	180
Franklin Resources, Inc.	5,861	98
Goldman Sachs Group, Inc.	1,151	178
Invesco Ltd.	18,801	171
JPMorgan Chase & Co.	15,266	1,374
Navient Corp.	24,159	183
New York Community Bancorp, Inc.	14,283	134
PNC Financial Services Group, Inc.	956	92
Principal Financial Group, Inc.	306	10
Santander Consumer USA Holdings, Inc.	4,918	68
Synchrony Financial	11,778	190
Travelers Cos., Inc.	4,801	477
U.S. Bancorp	5,886	203
Unum Group	1,665	25
Wells Fargo & Co.	61,468	1,764
		8,147
HEALTH CARE 4.9%
AbbVie, Inc.	13,469	1,025
Amgen, Inc.	836	170
Anthem, Inc.	532	121
Bristol-Myers Squibb Co.	860	48
Cardinal Health, Inc.	5,141	246
CVS Health Corp.	15,756	935
Five Star Senior Living, Inc. (c)	1,167	3
Gilead Sciences, Inc.	25,437	1,902
Johnson & Johnson	1,490	195
McKesson Corp.	498	67
Merck & Co., Inc.	18,141	1,396
Pfizer, Inc.	65,635	2,142
Quest Diagnostics, Inc.	1,793	144
		8,394
INDUSTRIALS 1.6%
3M Co.	358	49
AGCO Corp.	1,550	73
Alaska Air Group, Inc.	2,269	65
American Airlines Group, Inc.	33,299	406
Cummins, Inc.	1,258	170
Delta Air Lines, Inc.	3,111	89
Eaton Corp. PLC	4,076	317
Emerson Electric Co.	6,472	308
Fluor Corp.	10,717	74
General Electric Co.	83,234	661
Macquarie Infrastructure Corp.	3,071	78
ManpowerGroup, Inc.	778	41
Neilsen Holdings PLC	5,402	68
Norfolk Southern Corp.	1,117	163
Pitney Bowes, Inc.	58,430	119
Ryder System, Inc.	2,940	78
United Parcel Service, Inc. 'B'	102	9
Westmoreland Mining Holdings LLC «(c)(i)	53	0
		2,768
INFORMATION TECHNOLOGY 4.1%
Avnet, Inc.	6,529	164
Booz Allen Hamilton Holding Corp.	1,413	97
Broadcom, Inc.	127	30
Cisco Systems, Inc.	1,805	71
Corning, Inc.	14,590	300
Intel Corp.	10,888	589
International Business Machines Corp.	32,437	3,598
Jabil, Inc.	6,082	149
KLA Corp.	1,479	213
NortonLifeLock, Inc.	14,174	265
QUALCOMM, Inc.	7,638	517
Seagate Technology PLC	13,686	668
Texas Instruments, Inc.	103	10
Western Union Co.	10,101	183
Xerox Holdings Corp.	2,527	48
		6,902
MATERIALS 0.8%
Dow, Inc. (c)	1,651	48

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Eastman Chemical Co.		917	43
Huntsman Corp.		1,853	27
International Paper Co.		8,876	276
LyondellBasell Industries NV 'A'		15,017	745
Mosaic Co.		13,402	145
WestRock Co.		2,159	61
			1,345
UTILITIES 2.6%
American Electric Power Co., Inc.		4,716	377
CenterPoint Energy, Inc.		9,403	145
Consolidated Edison, Inc.		6,212	485
Dominion Energy, Inc.		2,993	216
Duke Energy Corp.		14,400	1,165
Entergy Corp.		4,580	430
Exelon Corp.		22,299	821
Pinnacle West Capital Corp.		982	74
PPL Corp.		15,736	388
Public Service Enterprise Group, Inc.		5,965	268
Southern Co.		817	44
Vistra Energy Corp.		4,264	68
			4,481
Total United States			54,883
Total Common Stocks (Cost $154,093)			122,914
		PRINCIPAL AMOUNT (000s)
CONVERTIBLE BONDS & NOTES 0.0%
JERSEY, CHANNEL ISLANDS 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		2	1
Total Jersey, Channel Islands			1
UNITED STATES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024		9	9
Total United States			9
Total Convertible Bonds & Notes (Cost $18)			10
CORPORATE BONDS & NOTES 11.6%
ARGENTINA 0.0%
INDUSTRIALS 0.0%
Pan American Energy LLC 30.362% (BADLARPP) due 11/20/2020 «~	ARS	1,120	13
YPF S.A.
33.161% (BADLARPP + 4.000%) due 09/24/2020 «~		860	9
35.421% (BADLARPP + 6.000%) due 03/04/2021 ~		700	8
			30
Total Argentina			30
AUSTRALIA 0.0%
INDUSTRIALS 0.0%
Newcrest Finance Pty. Ltd. 4.450% due 11/15/2021		$4	4
Total Australia			4
BERMUDA 0.3%
BANKING & FINANCE 0.3%
Aircastle Ltd. 7.625% due 04/15/2020		443	443

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

INDUSTRIALS 0.0%
NCL Corp. Ltd. 3.625% due 12/15/2024		2	1
Total Bermuda			444
BRAZIL 0.2%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/30/2020 (e)(g)		46	1
Vale Overseas Ltd.
6.875% due 11/21/2036		10	11
6.250% due 08/10/2026		23	24
			36
UTILITIES 0.2%
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	100	117
6.125% due 01/17/2022		$23	23
5.093% due 01/15/2030		253	232
			372
Total Brazil			408
CANADA 0.1%
BANKING & FINANCE 0.0%
Brookfield Finance, Inc.
4.700% due 09/20/2047		20	19
3.900% due 01/25/2028		2	2
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6	7
			28
INDUSTRIALS 0.1%
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		30	30
4.375% due 01/15/2028		2	2
Bausch Health Cos., Inc. 6.500% due 03/15/2022		17	17
Bombardier, Inc.
7.875% due 04/15/2027		39	27
6.125% due 01/15/2023		2	2
7.500% due 03/15/2025		2	1
			79
Total Canada			107
CAYMAN ISLANDS 0.9%
BANKING & FINANCE 0.9%
Ambac LSNI LLC 6.450% due 02/12/2023 •		74	70
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		18	16
5.125% due 10/01/2023		16	14
2.875% due 02/15/2025		16	13
3.250% due 02/15/2027		4	3
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022 (k)		607	549
5.500% due 02/15/2024		9	8
4.500% due 03/15/2023		21	18
3.625% due 03/15/2021		13	12
U.S. Capital Funding Ltd. 2.114% due 07/10/2043 •		948	806
			1,509
INDUSTRIALS 0.0%
Noble Holding International Ltd. 7.875% due 02/01/2026		26	6
Transocean Guardian Ltd. 5.875% due 01/15/2024		3	3
Transocean, Inc.
7.500% due 01/15/2026		10	5
7.250% due 11/01/2025		16	8

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

8.000% due 02/01/2027		10	5
			27
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		21	18
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		91	30
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1	1
Transocean Phoenix Ltd. 7.750% due 10/15/2024		4	3
			52
Total Cayman Islands			1,588
CURACAO 0.0%
INDUSTRIALS 0.0%
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		2	2
Total Curacao			2
FRANCE 0.8%
BANKING & FINANCE 0.1%
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		200	173
INDUSTRIALS 0.7%
Altice France S.A. 7.375% due 05/01/2026		700	711
Pernod Ricard S.A. 4.450% due 01/15/2022 (k)		530	545
			1,256
Total France			1,429
GERMANY 0.9%
BANKING & FINANCE 0.9%
Deutsche Bank AG
2.700% due 07/13/2020		26	25
2.818% (US0003M + 0.970%) due 07/13/2020 ~		28	28
4.250% due 10/14/2021 (k)		590	562
3.961% due 11/26/2025 •(k)		150	139
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	700	761
			1,515
INDUSTRIALS 0.0%
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		$16	11
Total Germany			1,526
IRELAND 0.4%
BANKING & FINANCE 0.1%
AIB Group PLC 4.263% due 04/10/2025 •(k)		200	201
INDUSTRIALS 0.3%
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	300	467
Total Ireland			668
ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023 (k)		$370	396

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Total Italy			396
JERSEY, CHANNEL ISLANDS 0.2%
INDUSTRIALS 0.2%
AA Bond Co. Ltd. 2.875% due 07/31/2043	GBP	300	353
Total Jersey, Channel Islands			353
LUXEMBOURG 0.9%
BANKING & FINANCE 0.3%
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	4	4
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$400	415
			419
INDUSTRIALS 0.2%
Altice Financing S.A. 3.000% due 01/15/2028	EUR	200	196
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		$20	8
Intelsat Jackson Holdings S.A.
9.750% due 07/15/2025		39	25
5.500% due 08/01/2023		28	17
8.000% due 02/15/2024		34	33
8.500% due 10/15/2024		90	57
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^		54	27
Pacific Drilling SA 8.375% due 10/01/2023		30	8
			371
UTILITIES 0.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (k)		300	300
6.000% due 11/27/2023 (k)		300	316
Gazprom OAO Via Gaz Capital S.A. 5.999% due 01/23/2021		30	31
			647
Total Luxembourg			1,437
MEXICO 0.2%
INDUSTRIALS 0.2%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(b)		300	0
9.250% due 06/30/2020 ^«(b)		100	0
Petroleos Mexicanos
6.750% due 09/21/2047		10	7
6.500% due 03/13/2027		40	30
6.490% due 01/23/2027		30	22
6.840% due 01/23/2030		82	60
7.690% due 01/23/2050		10	7
6.500% due 01/23/2029		74	54
5.950% due 01/28/2031		67	46
6.950% due 01/28/2060		30	20
			246
Total Mexico			246
MULTINATIONAL 0.0%
INDUSTRIALS 0.0%
Connect Finco SARL 6.750% due 10/01/2026		6	5
Total Multinational			5
NETHERLANDS 0.3%
BANKING & FINANCE 0.3%
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	400	424

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

INDUSTRIALS 0.0%
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021		$46	44
Total Netherlands			468
PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	100	29
Total Peru			29
SINGAPORE 0.0%
INDUSTRIALS 0.0%
Flex Ltd. 4.875% due 06/15/2029		$2	2
Total Singapore			2
SWITZERLAND 0.1%
BANKING & FINANCE 0.1%
UBS AG 5.125% due 05/15/2024 (h)		200	202
Total Switzerland			202
TURKEY 0.1%
BANKING & FINANCE 0.1%
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	195
Total Turkey			195
UNITED KINGDOM 2.2%
BANKING & FINANCE 1.8%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		430	440
Barclays PLC 4.972% due 05/16/2029 •(k)		400	432
FCE Bank PLC 1.875% due 06/24/2021	EUR	100	102
HSBC Holdings PLC
3.600% due 05/25/2023 (k)		$200	204
6.000% due 09/29/2023 •(g)(h)	EUR	320	331
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP	200	228
7.625% due 06/27/2023 •(g)(h)		200	211
7.500% due 09/27/2025 •(g)(h)		$200	180
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)		360	332
8.625% due 08/15/2021 •(g)(h)		200	196
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	221	346
Unique Pub Finance Co. PLC 5.659% due 06/30/2027		35	48
			3,050
INDUSTRIALS 0.4%
Avon International Capital PLC 6.500% due 08/15/2022		$2	2
Imperial Brands Finance PLC 3.750% due 07/21/2022 (k)		400	400
Marston's Issuer PLC 3.275% (BP0003M + 2.550%) due 07/15/2035 ~	GBP	200	204
Mitchells & Butlers Finance PLC 0.937% (BP0003M + 0.450%) due 12/15/2030 ~		116	135
Valaris PLC
5.750% due 10/01/2044		$12	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

7.750% due 02/01/2026	2	0
		742
Total United Kingdom		3,792
UNITED STATES 3.8%
BANKING & FINANCE 1.1%
Ally Financial, Inc.
4.250% due 04/15/2021 (k)	200	196
3.875% due 05/21/2024	16	15
American Tower Corp. 3.000% due 06/15/2023	2	2
Assurant, Inc. 4.200% due 09/27/2023	6	6
BGC Partners, Inc.
5.375% due 07/24/2023	4	4
3.750% due 10/01/2024	6	5
Brighthouse Financial, Inc. 3.700% due 06/22/2027	8	7
Brixmor Operating Partnership LP 2.813% (US0003M + 1.050%) due 02/01/2022 ~	18	18
Cantor Fitzgerald LP 4.875% due 05/01/2024	2	2
CBL & Associates LP 5.950% due 12/15/2026	17	3
CIT Group, Inc.
4.125% due 03/09/2021	6	6
5.000% due 08/15/2022	30	29
Citigroup, Inc.
2.792% (US0003M + 1.100%) due 05/17/2024 ~	20	19
2.751% (US0003M + 0.950%) due 07/24/2023 ~	13	12
CTR Partnership LP 5.250% due 06/01/2025	12	12
Digital Realty Trust LP 3.600% due 07/01/2029	16	16
EPR Properties
4.950% due 04/15/2028	2	2
4.750% due 12/15/2026	2	2
Equitable Holdings, Inc. 3.900% due 04/20/2023	2	2
ESH Hospitality, Inc. 4.625% due 10/01/2027	4	3
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	82	76
6.500% due 10/01/2025	45	33
GLP Capital LP
5.250% due 06/01/2025	3	3
5.300% due 01/15/2029	19	16
Howard Hughes Corp. 5.375% due 03/15/2025	25	24
Hudson Pacific Properties LP 3.950% due 11/01/2027	5	5
Hunt Cos., Inc. 6.250% due 02/15/2026	2	2
iStar, Inc. 5.250% due 09/15/2022	3	3
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	10	9
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027	3	2
Life Storage LP 3.875% due 12/15/2027	2	2
LoanCore Capital Markets LLC 6.875% due 06/01/2020	370	351
Navient Corp. 6.500% due 06/15/2022	66	65
Newmark Group, Inc. 6.125% due 11/15/2023	10	10
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029	8	7
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022	4	4
Physicians Realty LP 3.950% due 01/15/2028	4	4
Sabra Health Care LP 4.800% due 06/01/2024	3	3
Santander Holdings USA, Inc.
4.400% due 07/13/2027	7	7
3.400% due 01/18/2023	8	8
3.500% due 06/07/2024	11	11
3.244% due 10/05/2026	14	13
SBA Communications Corp. 3.875% due 02/15/2027	7	7

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

SL Green Operating Partnership LP 3.250% due 10/15/2022	2	2
Springleaf Finance Corp.
8.250% due 12/15/2020	480	483
5.625% due 03/15/2023	196	194
6.875% due 03/15/2025	16	16
6.125% due 03/15/2024	12	12
Starwood Property Trust, Inc. 4.750% due 03/15/2025	8	7
STORE Capital Corp.
4.500% due 03/15/2028	4	4
4.625% due 03/15/2029	2	2
Wells Fargo & Co. 3.007% (US0003M + 1.230%) due 10/31/2023 ~	77	74
Welltower, Inc. 4.250% due 04/15/2028	2	2
		1,822
INDUSTRIALS 1.7%
AbbVie, Inc. 3.375% due 11/14/2021	11	11
Albertsons Cos., Inc. 3.500% due 02/15/2023	3	3
American Airlines Pass-Through Trust 3.350% due 04/15/2031	9	9
Arconic Corp. 6.125% due 02/15/2028	3	3
Broadcom Corp.
3.000% due 01/15/2022	68	67
3.625% due 01/15/2024	8	8
3.875% due 01/15/2027	16	15
Campbell Soup Co. 1.371% (US0003M + 0.630%) due 03/15/2021 ~	8	8
CCO Holdings LLC
4.750% due 03/01/2030	18	18
4.500% due 08/15/2030	14	14
Centene Corp.
4.750% due 01/15/2025	17	17
4.250% due 12/15/2027	6	6
4.625% due 12/15/2029	6	6
3.375% due 02/15/2030	4	4
Charter Communications Operating LLC
3.413% (US0003M + 1.650%) due 02/01/2024 ~	74	72
4.800% due 03/01/2050	16	17
Citrix Systems, Inc. 3.300% due 03/01/2030	3	3
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	29	25
Community Health Systems, Inc.
6.250% due 03/31/2023	207	198
8.625% due 01/15/2024	87	86
8.000% due 03/15/2026	46	44
6.625% due 02/15/2025	60	56
Corning, Inc. 5.450% due 11/15/2079	6	6
CVS Pass-Through Trust 8.353% due 07/10/2031 (k)	460	553
DAE Funding LLC
4.500% due 08/01/2022	10	9
5.000% due 08/01/2024	16	15
4.000% due 08/01/2020	102	101
Dealer Tire LLC 8.000% due 02/01/2028	2	2
Diamond Resorts International, Inc. 7.750% due 09/01/2023	107	78
EMC Corp. 2.650% due 06/01/2020	111	111
Energy Transfer Operating LP
2.900% due 05/15/2025	3	2
3.750% due 05/15/2030	7	5
5.000% due 05/15/2050	6	5
Equifax, Inc.
3.600% due 08/15/2021	4	4
2.562% (US0003M + 0.870%) due 08/15/2021 ~	12	12
Exela Intermediate LLC 10.000% due 07/15/2023	16	4
Front Range BidCo, Inc.
4.000% due 03/01/2027	19	18
6.125% due 03/01/2028	9	9
General Electric Co.
5.550% due 05/04/2020	8	8
5.550% due 01/05/2026	41	44
6.150% due 08/07/2037	1	1
6.875% due 01/10/2039	8	10

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Global Payments, Inc. 2.650% due 02/15/2025	3	3
Griffon Corp. 5.750% due 03/01/2028	2	2
HCA, Inc. 3.500% due 09/01/2030	12	11
Hyundai Capital America 1.689% due 09/18/2020 •	20	20
iHeartCommunications, Inc.
6.375% due 05/01/2026	63	60
8.375% due 05/01/2027	67	57
Kraft Heinz Foods Co.
3.000% due 06/01/2026	20	19
3.950% due 07/15/2025	4	4
3.750% due 04/01/2030	18	17
Lamar Media Corp. 3.750% due 02/15/2028	2	2
Laredo Petroleum, Inc.
9.500% due 01/15/2025	3	1
10.125% due 01/15/2028	2	1
Level 3 Financing, Inc.
3.400% due 03/01/2027	2	2
3.875% due 11/15/2029	10	9
Mattel, Inc. 5.875% due 12/15/2027	4	4
Micron Technology, Inc.
5.327% due 02/06/2029	8	9
4.185% due 02/15/2027	6	6
4.663% due 02/15/2030	12	13
MSCI, Inc. 3.625% due 09/01/2030	2	2
Netflix, Inc.
5.375% due 11/15/2029	8	8
5.500% due 02/15/2022	4	4
ONEOK Partners LP 3.375% due 10/01/2022	3	3
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	6	6
7.250% due 02/01/2028	8	7
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	14	14
Penske Truck Leasing Co. LP 3.375% due 02/01/2022	88	89
PetSmart, Inc. 5.875% due 06/01/2025	14	14
Post Holdings, Inc. 4.625% due 04/15/2030	8	8
Prime Security Services Borrower LLC 6.250% due 01/15/2028	6	5
PTC, Inc.
3.625% due 02/15/2025	2	2
4.000% due 02/15/2028	2	2
QVC, Inc.
5.125% due 07/02/2022	7	6
4.375% due 03/15/2023	5	5
4.850% due 04/01/2024	8	7
4.450% due 02/15/2025	19	16
Radiology Partners, Inc. 9.250% due 02/01/2028	6	5
Range Resources Corp. 9.250% due 02/01/2026	2	1
Sealed Air Corp. 4.000% due 12/01/2027	2	2
Sensata Technologies, Inc. 4.375% due 02/15/2030	2	2
Sprint Spectrum Co. LLC 5.152% due 09/20/2029 (k)	200	215
Staples, Inc. 7.500% due 04/15/2026	2	2
Station Casinos LLC 4.500% due 02/15/2028	2	2
Tech Data Corp. 3.700% due 02/15/2022	2	2
TEGNA, Inc. 4.625% due 03/15/2028	10	9
Tenet Healthcare Corp. 4.625% due 07/15/2024	10	10
Textron, Inc. 2.284% (US0003M + 0.550%) due 11/10/2020 ~	40	40
Topaz Solar Farms LLC
5.750% due 09/30/2039	78	87
4.875% due 09/30/2039	11	11
TransDigm, Inc. 5.500% due 11/15/2027	6	5
Trident TPI Holdings, Inc. 9.250% due 08/01/2024	3	2

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Triumph Group, Inc. 5.250% due 06/01/2022	4	3
U.S. Renal Care, Inc. 10.625% due 07/15/2027	8	7
United Rentals North America, Inc. 4.000% due 07/15/2030	3	3
Univision Communications, Inc.
5.125% due 02/15/2025	118	101
5.125% due 05/15/2023	106	95
ViaSat, Inc.
5.625% due 09/15/2025	8	7
5.625% due 04/15/2027	3	3
VMware, Inc.
2.300% due 08/21/2020	6	6
2.950% due 08/21/2022	12	12
3.900% due 08/21/2027	10	10
Wabtec Corp. 2.041% (US0003M + 1.050%) due 09/15/2021 ~	12	12
Western Digital Corp. 4.750% due 02/15/2026	40	41
Western Midstream Operating LP
5.250% due 02/01/2050	3	1
3.100% due 02/01/2025	2	1
4.050% due 02/01/2030	2	1
2.698% (US0003M + 0.850%) due 01/13/2023 ~	4	2
Wyndham Destinations, Inc.
5.750% due 04/01/2027	6	5
5.400% due 04/01/2024	5	4
3.900% due 03/01/2023	2	2
4.625% due 03/01/2030	4	3
		2,839
UTILITIES 1.0%
CenturyLink, Inc. 4.000% due 02/15/2027	6	6
Edison International
2.950% due 03/15/2023	1	1
2.400% due 09/15/2022	14	14
5.750% due 06/15/2027	7	7
3.125% due 11/15/2022	6	6
3.550% due 11/15/2024	8	8
Enable Midstream Partners LP 4.950% due 05/15/2028	4	2
FirstEnergy Corp. 2.850% due 07/15/2022 (k)	410	400
Frontier Communications Corp. 8.000% due 04/01/2027	10	10
ITC Holdings Corp. 2.700% due 11/15/2022	4	4
Pacific Gas & Electric Co.
3.500% due 10/01/2020 ^(b)	61	60
3.750% due 08/15/2042 ^(b)	2	2
2.450% due 08/15/2022 ^(b)	48	47
2.950% due 03/01/2026 ^(b)	53	50
4.250% due 05/15/2021 ^(b)	16	16
3.250% due 09/15/2021 ^(b)	95	94
6.050% due 03/01/2034 ^(b)	44	45
5.800% due 03/01/2037 ^(b)	2	2
6.250% due 03/01/2039 ^(b)	10	10
4.500% due 12/15/2041 ^(b)	2	2
3.250% due 06/15/2023 ^(b)	23	22
3.850% due 11/15/2023 ^(b)	29	29
5.125% due 11/15/2043 ^(b)	25	25
3.750% due 02/15/2024 ^(b)	41	41
3.400% due 08/15/2024 ^(b)	35	34
3.500% due 06/15/2025 ^(b)	19	19
4.000% due 12/01/2046 ^(b)	2	2
3.300% due 03/15/2027 ^(b)	20	19
6.350% due 02/15/2038 ^(b)	19	20
5.400% due 01/15/2040 ^(b)	51	52
4.250% due 03/15/2046 ^(b)	4	4
Southern California Edison Co.
6.650% due 04/01/2029	2	2
5.750% due 04/01/2035	2	3
4.875% due 03/01/2049	1	1
2.850% due 08/01/2029	1	1
3.650% due 02/01/2050	3	3
Southern California Gas Co. 2.550% due 02/01/2030	7	7
Sprint Communications, Inc. 7.000% due 08/15/2020	610	616
Sprint Corp.
7.625% due 03/01/2026	7	8
7.250% due 02/01/2028	29	29

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Talen Energy Supply LLC 6.625% due 01/15/2028		4	3
			1,726
Total United States			6,387
VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela S.A.
6.000% due 11/15/2026 ^(b)		300	21
6.000% due 05/16/2024 ^(b)		20	2
9.750% due 05/17/2035 ^(b)		20	1
			24
Total Venezuela			24
Total Corporate Bonds & Notes (Cost $21,160)			19,742
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
UNITED KINGDOM 1.0%
Eurosail PLC
1.206% due 09/13/2045 •	GBP	505	586
1.456% due 06/13/2045 •		764	902
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	289	264
Total United Kingdom			1,752
UNITED STATES 3.0%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$30	28
6.000% due 07/25/2046 ^		73	65
Banc of America Funding Trust 4.067% due 05/20/2036 ^~		11	10
Banc of America Mortgage Trust
3.798% due 11/20/2046 ^~		6	6
6.000% due 10/25/2036 ^		17	16
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		74	70
Chase Mortgage Finance Trust 3.963% due 09/25/2036 ^~		36	29
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		116	89
6.000% due 02/25/2037 ^		65	35
6.250% due 12/25/2036 ^•		27	17
Countrywide Home Loan Mortgage Pass-Through Trust 1.447% due 07/25/2037 ^•		18	7
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		39	32
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		336	150
Credit Suisse Mortgage Capital Certificates 3.523% due 12/29/2037 ~		167	115
First Horizon Alternative Mortgage Securities Trust 3.765% due 06/25/2036 ^~		275	227
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^		8	6
JPMorgan Alternative Loan Trust 5.692% due 05/26/2037 ~		71	58
JPMorgan Mortgage Trust 6.500% due 07/25/2036 ^		97	61
Merrill Lynch Mortgage Investors Trust 3.656% due 03/25/2036 ^~		13	8
OBX Trust 1.797% due 04/25/2048 •		440	426
Residential Accredit Loans, Inc. Trust
1.747% due 10/25/2045 •		76	60
5.500% due 03/25/2037 ^		401	336
6.250% due 03/25/2037 ^		32	26
Structured Adjustable Rate Mortgage Loan Trust 3.730% due 10/25/2036 ^~		1,697	1,194
Wells Fargo Alternative Loan Trust 4.750% due 07/25/2037 ^~		882	748

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	1,156	1,199
Total United States		5,018
Total Non-Agency Mortgage-Backed Securities (Cost $6,965)		6,770
MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
California State Public Works Board Revenue Notes, Series 2011 5.786% due 12/01/2021	326	343
Total California		343
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	16
7.350% due 07/01/2035	5	5
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	60	60
Total Illinois		81
MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006 7.309% due 06/01/2034	195	193
Total Michigan		193
PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	30	21
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2034 ^(b)	5	3
5.250% due 07/01/2037 ^(b)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.500% due 07/01/2032 ^(b)	20	14
5.700% due 07/01/2023 ^(b)	10	6
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009 6.000% due 07/01/2039 ^(b)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011 5.375% due 07/01/2030 ^(b)	10	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	120	73
5.125% due 07/01/2037 ^(b)	10	6
Commonwealth of Puerto Rico General Obligation Notes, Series 2012 5.000% due 07/01/2021 ^(b)	10	6
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	72
Total Puerto Rico		214
VIRGINIA 0.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	375	325
Total Virginia		325
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	350	340
Total West Virginia		340
Total Municipal Bonds & Notes (Cost $1,264)		1,496
	SHARES
PREFERRED STOCKS 0.5%
GERMANY 0.3%
INDUSTRIALS 0.3%
Schaeffler AG	13,060	79

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Volkswagen AG	4,335	499
		578
Total Germany		578
NETHERLANDS 0.0%
BANKING & FINANCE 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)	25,000	25
Total Netherlands		25
UNITED KINGDOM 0.1%
BANKING & FINANCE 0.1%
Nationwide Building Society 10.250% ~	1,130	184
Total United Kingdom		184
UNITED STATES 0.1%
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(g)	169,000	140
Total United States		140
Total Preferred Stocks (Cost $1,126)		927
REAL ESTATE INVESTMENT TRUSTS 0.9%
CANADA 0.1%
REAL ESTATE 0.1%
Artis Real Estate Investment Trust	8,673	49
Cominar Real Estate Investment Trust	13,251	76
Dream Office Real Estate Investment Trust	3,197	53
		178
Total Canada		178
FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre S.A.	482	10
Unibail-Rodamco-Westfield	2,140	120
		130
Total France		130
UNITED STATES 0.7%
FINANCIALS 0.2%
AGNC Investment Corp.	3,764	40
Annaly Capital Management, Inc.	35,430	179
New Residential Investment Corp.	6,601	33
		252
REAL ESTATE 0.5%
CoreCivic, Inc.	11,727	131
Diversified Healthcare Trust	17,563	65
Iron Mountain, Inc.	6,947	165
Park Hotels & Resorts, Inc.	6,486	51
Service Properties Trust	3,650	20
Simon Property Group, Inc.	823	45
Ventas, Inc.	329	9

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

VICI Properties, Inc.		26,432	440
			926
Total United States			1,178
Total Real Estate Investment Trusts (Cost $1,626)			1,486
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.7%
ARGENTINA 0.3%
Argentina Government International Bond
1.000% due 08/05/2021 (f)	ARS	287	2
3.380% due 12/31/2038 þ	EUR	135	40
3.750% due 12/31/2038 þ		$22	7
4.625% due 01/11/2023		127	37
5.625% due 01/26/2022		15	4
6.875% due 01/11/2048		70	19
7.125% due 07/06/2036		150	39
7.820% due 12/31/2033	EUR	227	85
15.500% due 10/17/2026	ARS	790	3
36.575% (BADLARPP + 2.000%) due 04/03/2022 ~		2,640	20
38.039% (ARLLMONP) due 06/21/2020 ~		23,489	170
42.781% (BADLARPP) due 10/04/2022 ~		28	0
Autonomous City of Buenos Aires Argentina
32.413% due 03/29/2024 ~		3,512	29
37.247% (BADLARPP + 5.000%) due 01/23/2022 ~		1,140	11
Provincia de Buenos Aires
33.929% due 05/31/2022 •		40	0
37.463% (BADLARPP + 3.750%) due 04/12/2025 ~		300	2
Total Argentina			468
KUWAIT 0.2%
Kuwait International Government Bond 3.500% due 03/20/2027		$385	401
Total Kuwait			401
PERU 0.3%
Peru Government International Bond
5.400% due 08/12/2034	PEN	1	0
5.940% due 02/12/2029		378	118
6.150% due 08/12/2032		336	106
6.350% due 08/12/2028		347	112
6.900% due 08/12/2037		7	2
6.950% due 08/12/2031		235	80
8.200% due 08/12/2026		199	72
Total Peru			490
SAUDI ARABIA 0.4%
Saudi Government International Bond
2.875% due 03/04/2023		$200	200
4.500% due 10/26/2046		200	204
4.625% due 10/04/2047		200	206
Total Saudi Arabia			610
SPAIN 0.0%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	50	59
Total Spain			59
TURKEY 0.5%
Turkey Government International Bond
4.250% due 03/13/2025		$200	171
4.625% due 03/31/2025	EUR	100	102
5.250% due 03/13/2030		$200	163
5.600% due 11/14/2024		200	184
7.250% due 12/23/2023		200	196
Total Turkey			816
VENEZUELA 0.0%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		125	13
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

9.250% due 09/15/2027 ^(b)		44	5
Total Venezuela			18
Total Sovereign Issues (Cost $4,355)			2,862
U.S. GOVERNMENT AGENCIES 11.5%
UNITED STATES 11.5%
Fannie Mae, TBA 3.000% due 06/01/2040		4,300	4,494
Uniform Mortgage-Backed Security
3.000% due 11/01/2029		19	20
4.000% due 03/01/2049 (k)		2,501	2,669
4.000% due 06/01/2049		500	534
Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2050		3,800	3,922
3.500% due 05/01/2050		2,800	2,962
4.000% due 05/01/2050		4,600	4,910
Total U.S. Government Agencies (Cost $19,376)			19,511
U.S. TREASURY OBLIGATIONS 3.1%
UNITED STATES 3.1%
U.S. Treasury Bonds
2.875% due 11/15/2046 (k)		600	810
3.000% due 02/15/2049		1,550	2,162
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024		201	203
0.250% due 07/15/2029 (k)		724	753
0.375% due 01/15/2027		34	35
0.375% due 07/15/2027		11	11
0.750% due 07/15/2028 (k)		514	550
0.875% due 01/15/2029 (k)		354	385
1.000% due 02/15/2048		105	129
1.000% due 02/15/2049		103	128
U.S. Treasury Notes
1.500% due 02/15/2030		71	77
Total U.S. Treasury Obligations (Cost $4,321)			5,243
		SHARES
WARRANTS 0.0%
UNITED STATES 0.0%
COMMUNICATION SERVICES 0.0%
iHeartMedia, Inc. - Exp. 05/01/2039		10,786	79
Total Warrants (Cost $212)			79
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (j) 0.6%			933
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
31.246% due 07/31/2020 ~	ARS	119	1
32.393% due 08/28/2020 ~		1,235	11
34.248% due 06/22/2020 ~		218	2
35.641% due 06/22/2020 ~		3,120	36
36.751% due 04/03/2020 ~		570	6
48.902% due 05/13/2020 - 10/29/2020 (d)(e)		3,362	28

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Total Argentina Treasury Bills (Cost $131)		84
Total Short-Term Instruments (Cost $1,064)		1,017
Total Investments in Securities (Cost $224,659)		190,890
	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	166,534	1,636
Total Short-Term Instruments (Cost $1,635)		1,636
Total Investments in Affiliates (Cost $1,635)		1,636
Total Investments 113.6% (Cost $226,294)		$192,526
Financial Derivative Instruments (l)(m) (0.2)%(Cost or Premiums, net $(81))		(411)
Other Assets and Liabilities, net (13.4)%		(22,609)
Net Assets 100.0%		$169,506

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/26/2017	$1	$1	0.00%
Eneva S.A.	12/21/2017 – 12/03/2019	4	6	0.00
Westmoreland Mining Holdings LLC	03/26/2019	0	0	0.00
$5	$7	0.00%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$933	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020	$(958)	$933	$933
Total Repurchase Agreements	$(958)	$933	$933
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	1.030%	03/24/2020	04/13/2020	$(2,546)	$(2,547)
FOB	1.500	03/20/2020	TBD(2)	(4,825)	(4,827)
RCY	0.940	03/11/2020	04/09/2020	(2,248)	(2,249)
Total Reverse Repurchase Agreements	$(9,623)
(k)	Securities with an aggregate market value of $10,145 have been pledged as collateral under the terms of master agreements as of March 31, 2020.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2020 was $(2,292) at a weighted average interest rate of 1.902%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	$103.000	05/22/2020	6	$6	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	118.500	05/22/2020	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	119.000	05/22/2020	80	80	1	4
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	121.500	05/22/2020	30	30	0	1
Put - CBOT U.S. Treasury 10-Year Note June 2020 Futures	122.000	05/22/2020	20	20	0	1
Total Purchased Options	$1	$6
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2020	132	$18,307	$751	$0	$(19)
SHORT FUTURES CONTRACTS
Variation Margin (1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2020	18	$(1,668)	$9	$0	$(22)
Total Futures Contracts	$760	$0	$(41)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin (1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-33 5-Year Index	(5.000)%	Quarterly	12/20/2024	$294	$(19)	$36	$17	$4	$0
CDX.IG-31 5-Year Index	(1.000)	Quarterly	12/20/2023	100	(2)	2	0	0	0
CDX.IG-33 5-Year Index	(1.000)	Quarterly	12/20/2024	900	1	2	3	3	0
$(20)	$40	$20	$7	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin (1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-33 5-Year Index	1.000%	Quarterly	06/20/2025	$300	$(34)	$0	$(34)	$0	$0
iTraxx Europe Main 32 5-Year Index	1.000	Quarterly	12/20/2024	EUR	800	8	(6)	2	0	(2)
$(26)	$(6)	$(32)	$0	$(2)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023	BRL	800	$0	$2	$2	$0	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023	600	0	2	2	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023	200	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	$100	0	(2)	(2)	0	0
Receive(6)	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	500	6	(12)	(6)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024	3,100	(157)	(159)	(316)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	2,300	(84)	(282)	(366)	2	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026	100	(1)	(7)	(8)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	4,900	108	(775)	(667)	20	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	100	0	(13)	(13)	1	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		200	6	(22)	(16)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		300	(4)	(26)	(30)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		200	(4)	(21)	(25)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		100	0	(13)	(13)	1	0
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		2,400	114	(240)	(126)	14	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		100	(2)	(26)	(28)	3	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		100	(2)	(25)	(27)	3	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		900	(2)	(334)	(336)	27	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(1)	(29)	(30)	3	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(1)	(19)	(20)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		500	(3)	(112)	(115)	14	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(1)	(58)	(59)	8	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		600	(2)	(220)	(222)	18	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	900	0	2	2	0	0
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		600	(2)	1	(1)	0	(1)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	175	240	415	18	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	15	(4)	11	1	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	993	10	(31)	(21)	0	(1)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	20,000	0	(5)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		85,000	6	(26)	(20)	0	(1)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		840,000	(39)	(275)	(314)	0	(8)
Pay	6-Month JPY-LIBOR	0.184	Semi-Annual	03/17/2030		150,000	0	(28)	(28)	2	0
Pay	6-Month JPY-LIBOR	0.044	Semi-Annual	03/25/2030		50,000	0	1	1	1	0
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/31/2030		20,000	0	0	0	0	0
Receive	28-Day MXN-TIIE	6.950	Lunar	06/17/2022	MXN	32,100	(5)	(29)	(34)	0	(4)
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		2,000	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,400	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		6,000	(2)	14	12	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,400	0	8	8	1	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,400	(1)	9	8	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		600	(4)	3	(1)	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	(4)	(1)	(5)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	(15)	(2)	(17)	5	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	13	(24)	(11)	11	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.090	Lunar	01/15/2027		3,300	0	11	11	1	0
Pay	28-Day MXN-TIIE	8.120	Lunar	01/15/2027		700	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		2,400	0	7	7	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		1,200	0	4	4	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		1,100	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		1,200	(1)	2	1	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		2,500	0	4	4	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	0	(9)	(9)	0	(1)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(6)	(30)	(36)	0	(5)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	0	(3)	(3)	0	(1)
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	0	(6)	(6)	0	(1)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	1	(7)	(6)	0	(1)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	1	(4)	(3)	0	(1)
							$111	$(2,565)	$(2,454)	$168	$(25)
Total Swap Agreements							$65	$(2,531)	$(2,466)	$175	$(27)
Cash of $889 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2020.
(1)	Unsettled variation margin liability of $(19) for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	04/2020	GBP	3,784	$4,879	$179	$0
04/2020	RUB	4,300	68	13	0
04/2020	$56	JPY	6,000	0	0
BPS	04/2020	GBP	41	$54	3	0
04/2020	TRY	454	72	3	0
04/2020	$210	EUR	189	0	(2)
04/2020	517	GBP	418	13	(11)
04/2020	100	TRY	618	0	(7)
06/2020	396	INR	28,672	0	(23)
BRC	04/2020	JPY	14,500	$132	0	(3)
04/2020	$3,905	GBP	3,194	62	0
04/2020	61	JPY	6,500	0	0
05/2020	GBP	3,194	$3,908	0	(62)
CBK	04/2020	AUD	22	14	0	0
04/2020	BRL	174	34	1	0
04/2020	EUR	2,936	3,219	0	(19)
04/2020	GBP	47	55	0	(4)
04/2020	MXN	842	37	2	0
04/2020	RUB	4,387	69	13	0
04/2020	$33	BRL	174	0	0
04/2020	177	EUR	164	4	0
04/2020	116	GBP	94	1	0
04/2020	58	JPY	6,400	1	0
04/2020	419	RUB	26,006	0	(88)
04/2020	20	TRY	125	0	(1)
05/2020	PEN	103	$30	0	0
07/2020	425	122	0	(1)
DUB	04/2020	BRL	2,246	438	6	0
04/2020	PEN	103	29	0	(1)
04/2020	$432	BRL	2,246	0	0
05/2020	437	2,246	0	(6)
GLM	04/2020	BRL	372	$73	1	0
04/2020	MXN	891	41	3	0
04/2020	RUB	14,936	231	40	0
04/2020	TRY	73	11	1	0
04/2020	$80	BRL	372	0	(8)
04/2020	209	GBP	166	0	(2)
04/2020	53	MXN	1,240	0	(1)
04/2020	247	RUB	15,813	0	(46)
05/2020	PEN	41	$12	0	0
05/2020	$29	RUB	2,301	0	0
06/2020	47	CLP	37,608	0	(3)
07/2020	24	DKK	165	0	0
HUS	06/2020	CNH	921	$131	2	0
06/2020	$134	CNH	940	0	(2)
JPM	04/2020	427	EUR	382	0	(6)
04/2020	415	RUB	33,319	10	0
04/2020	17	TRY	107	0	(1)
05/2020	90	CHF	87	1	0
MYI	04/2020	TRY	202	$32	2	0
05/2020	NZD	946	614	50	0
06/2020	$147	IDR	2,037,957	0	(23)
RYL	04/2020	25	DKK	165	0	0
05/2020	139	MXN	2,731	0	(25)
SCX	05/2020	EUR	2,201	$2,418	0	(13)
SSB	04/2020	$509	BRL	2,230	0	(80)
04/2020	504	MXN	9,663	0	(98)
UAG	04/2020	RUB	2,415	$30	0	0
04/2020	$30	RUB	2,415	1	0
Total Forward Foreign Currency Contracts	$412	$(536)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
SAL	Put - OTC Fannie Mae 3.500% due 04/01/2050	$65.000	04/08/2020	2,800	$0	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2050	65.000	04/08/2020	3,800	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2050	65.000	04/08/2020	6,000	1	0
Total Purchased Options	$1	$0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value (5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	2.001%	$100	$(1)	$(3)	$0	$(4)
CBK	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2023	208.768	4	0	(3)	0	(3)
Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.904	245	(8)	2	0	(6)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	300	(5)	(14)	0	(19)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	40	(1)	(1)	0	(2)
DUB	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2022	217.395	250	29	(212)	0	(183)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.474	200	(3)	(10)	0	(13)
Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.804	50	(1)	0	0	(1)
Mexico Government International Bond	1.000	Quarterly	06/20/2023	1.754	100	(1)	(1)	0	(2)
Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	100	(1)	(4)	0	(5)
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	3.440	200	(37)	29	0	(8)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	2.301	400	(12)	(9)	0	(21)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	1.895	300	(5)	(5)	0	(10)
Mexico Government International Bond	1.000	Quarterly	06/20/2024	2.001	100	(1)	(3)	0	(4)
JPM	South Africa Government International Bond	1.000	Quarterly	06/20/2023	3.617	100	(5)	(3)	0	(8)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	2.175	500	(3)	(23)	0	(26)
South Africa Government International Bond	1.000	Quarterly	12/20/2022	3.484	400	(8)	(18)	0	(26)
$(63)	$(278)	$0	$(341)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$4,000	$(85)	$41	$0	$(44)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX(6)	2.445%	Quarterly	06/17/2025	CNY	1,100	$0	$1	$1	$0
CBK	Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	500	0	2	2	0
$0	$3	$3	$0
Total Swap Agreements	$(148)	$(234)	$3	$(385)
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2020 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$1,174	$0	$1,174
United States	0	6,382	0	6,382
Loan Participations and Assignments
Luxembourg	0	25	0	25
United Arab Emirates	0	93	0	93
United States	0	834	325	1,159
Common Stocks
Australia
Communication Services	0	426	0	426
Consumer Discretionary	0	166	0	166
Consumer Staples	0	493	0	493
Energy	0	67	0	67
Financials	0	3,394	0	3,394
Materials	0	948	0	948
Austria
Materials	0	98	0	98
Belgium
Communication Services	0	121	0	121
Financials	0	188	0	188
Industrials	0	90	0	90
Brazil
Energy	1	0	1	2
Utilities	6	0	0	6
Canada
Communication Services	95	0	0	95
Energy	196	0	0	196
Financials	813	0	0	813
Utilities	260	0	0	260
Denmark
Financials	0	181	0	181
Finland
Financials	0	1,118	0	1,118
Materials	0	24	0	24
France
Communication Services	0	838	0	838
Consumer Discretionary	0	408	0	408
Consumer Staples	0	897	0	897
Energy	0	383	0	383
Financials	0	2,390	0	2,390
Health Care	0	1,325	0	1,325
Industrials	0	552	0	552
Utilities	0	370	0	370
Germany
Communication Services	10	69	0	79
Consumer Discretionary	0	1,662	0	1,662
Consumer Staples	0	276	0	276
Financials	0	616	0	616
Health Care	0	962	0	962
Industrials	0	548	0	548
Materials	43	956	0	999
Hong Kong
Communication Services	0	55	0	55
Consumer Discretionary	0	179	0	179
Information Technology	0	80	0	80
Real Estate	0	746	0	746
Israel
Communication Services	0	101	0	101
Materials	0	77	0	77
Italy
Energy	0	624	0	624
Financials	0	1,395	0	1,395
Utilities	0	1,088	0	1,088
Japan
Communication Services	0	1,979	0	1,979
Consumer Discretionary	0	4,821	0	4,821
Consumer Staples	0	1,283	0	1,283
Energy	0	60	0	60
Financials	0	4,464	0	4,464
Health Care	0	796	0	796
Industrials	0	3,584	0	3,584
Information Technology	0	3,456	0	3,456
Materials	0	1,468	0	1,468
Real Estate	0	67	0	67
Utilities	0	861	0	861
Jersey, Channel Islands
Materials	31	0	0	31
Luxembourg
Communication Services	0	124	0	124
Materials	92	0	0	92
Netherlands
Communication Services	142	130	0	272
Consumer Staples	0	69	0	69
Energy	0	1,242	0	1,242
Financials	135	265	0	400
Industrials	0	263	0	263
New Zealand
Materials	0	66	0	66
Norway
Communication Services	0	120	0	120
Energy	0	309	0	309
Financials	0	77	0	77
Materials	0	16	0	16
Portugal
Utilities	0	396	0	396
Singapore
Industrials	0	151	0	151
Spain
Communication Services	0	804	0	804
Energy	0	11	0	11
Financials	0	1,286	0	1,286
Industrials	0	143	0	143
Utilities	0	322	0	322
Sweden
Communication Services	0	124	0	124
Consumer Discretionary	0	252	0	252
Financials	0	1,076	0	1,076
Industrials	0	127	0	127
Switzerland
Communication Services	0	117	0	117
Consumer Discretionary	110	0	0	110
Financials	0	1,555	0	1,555
Health Care	0	1,438	0	1,438
Industrials	0	576	0	576
Information Technology	57	0	0	57
United Kingdom
Communication Services	0	641	0	641
Consumer Discretionary	0	598	0	598
Consumer Staples	0	1,185	0	1,185
Energy	16	766	0	782
Financials	0	2,216	0	2,216
Health Care	0	207	0	207
Industrials	0	508	0	508
Materials	0	514	0	514
Utilities	0	1,579	0	1,579
United States
Communication Services	6,370	0	0	6,370
Consumer Discretionary	4,736	0	0	4,736
Consumer Staples	7,567	0	0	7,567
Energy	4,173	0	0	4,173
Financials	8,147	0	0	8,147
Health Care	8,394	0	0	8,394
Industrials	2,768	0	0	2,768
Information Technology	6,902	0	0	6,902
Materials	1,345	0	0	1,345
Utilities	4,481	0	0	4,481
Convertible Bonds & Notes
Jersey, Channel Islands
Utilities	0	1	0	1
United States
Industrials	0	9	0	9
Corporate Bonds & Notes
Argentina
Industrials	0	8	22	30
Australia
Industrials	0	4	0	4
Bermuda
Banking & Finance	0	443	0	443
Industrials	0	1	0	1
Brazil
Industrials	0	36	0	36
Utilities	0	372	0	372
Canada
Banking & Finance	0	28	0	28
Industrials	0	79	0	79
Cayman Islands
Banking & Finance	0	1,509	0	1,509
Industrials	0	27	0	27
Utilities	0	52	0	52
Curacao
Industrials	0	2	0	2
France
Banking & Finance	0	173	0	173
Industrials	0	1,256	0	1,256
Germany
Banking & Finance	0	1,515	0	1,515
Industrials	0	11	0	11
Ireland
Banking & Finance	0	201	0	201
Industrials	0	467	0	467
Italy
Banking & Finance	0	396	0	396
Jersey, Channel Islands
Industrials	0	353	0	353
Luxembourg
Banking & Finance	0	419	0	419
Industrials	0	371	0	371
Utilities	0	647	0	647
Mexico
Industrials	0	246	0	246
Multinational
Industrials	0	5	0	5
Netherlands
Banking & Finance	0	424	0	424
Industrials	0	44	0	44
Peru
Banking & Finance	0	29	0	29
Singapore
Industrials	0	2	0	2
Switzerland
Banking & Finance	0	202	0	202
Turkey
Banking & Finance	0	195	0	195
United Kingdom
Banking & Finance	0	3,050	0	3,050
Industrials	0	742	0	742
United States
Banking & Finance	0	1,822	0	1,822
Industrials	0	2,839	0	2,839
Utilities	0	1,726	0	1,726
Venezuela
Industrials	0	24	0	24
Non-Agency Mortgage-Backed Securities
United Kingdom	0	1,752	0	1,752
United States	0	5,018	0	5,018
Municipal Bonds & Notes
California	0	343	0	343
Illinois	0	81	0	81
Michigan	0	193	0	193
Puerto Rico	0	214	0	214
Virginia	0	325	0	325
West Virginia	0	340	0	340
Preferred Stocks
Germany
Industrials	0	578	0	578
Netherlands
Banking & Finance	0	25	0	25
United Kingdom
Banking & Finance	0	184	0	184
United States
Industrials	0	140	0	140
Real Estate Investment Trusts
Canada
Real Estate	178	0	0	178
France
Real Estate	0	130	0	130
United States
Financials	252	0	0	252
Real Estate	926	0	0	926
Sovereign Issues
Argentina	0	468	0	468
Kuwait	0	401	0	401
Peru	0	490	0	490
Saudi Arabia	0	610	0	610
Spain	0	59	0	59
Turkey	0	816	0	816
Venezuela	0	18	0	18
U.S. Government Agencies
United States	0	19,511	0	19,511
U.S. Treasury Obligations
United States	0	5,243	0	5,243
Warrants
United States
Communication Services	0	79	0	79
Short-Term Instruments
Repurchase Agreements	0	933	0	933
Argentina Treasury Bills	0	83	1	84
	$58,246	$132,295	$349	$190,890
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,636	$0	$0	$1,636
Total Investments	$59,882	$132,295	$349	$192,526
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	181	0	181
Over the counter	0	415	0	415
	$0	$596	$0	$596
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(27)	0	(68)
Over the counter	0	(921)	0	(921)
	$(41)	$(948)	$0	$(989)
Total Financial Derivative Instruments	$(41)	$(352)	$0	$(393)
Totals	$59,841	$131,943	$349	$192,133

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
COMMON STOCKS 96.9%
AUSTRALIA 0.0%
MATERIALS 0.0%
MMG Ltd. (a)(c)	2,444,000	$345
Total Australia		345
BRAZIL 6.0%
COMMUNICATION SERVICES 0.5%
Telefonica Brasil S.A. ADR	802,001	7,643
TIM Participacoes S.A. ADR	251,038	3,053
		10,696
CONSUMER DISCRETIONARY 0.3%
Cogna Educacao	1,081,900	833
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	455,200	1,238
Grendene S.A.	151,000	219
Guararapes Confeccoes S.A.	381,800	802
MRV Engenharia e Participacoes S.A.	395,600	932
Petrobras Distribuidora S.A.	132,400	395
Via Varejo S.A. (a)	2,677,100	2,720
		7,139
CONSUMER STAPLES 0.9%
Ambev S.A.	1,293,000	2,966
BRF S.A. (a)	1,170,200	3,398
Cia Brasileira de Distribuicao	151,400	1,933
JBS S.A.	2,012,700	7,879
Marfrig Global Foods S.A. (a)	1,530,800	2,607
Natura & Co. Holding S.A.	140,800	698
		19,481
ENERGY 0.7%
Cosan Ltd. 'A' (a)	502,891	6,186
Cosan S.A.	129,000	1,335
Petroleo Brasileiro S.A. SP - ADR	1,352,894	7,441
Ultrapar Participacoes S.A.	71,100	171
		15,133
FINANCIALS 1.9%
Banco Bradesco S.A. ADR	3,224,005	13,090
Banco BTG Pactual S.A.	113,486	726
Banco do Brasil S.A.	2,247,000	12,061
Banco Santander Brasil S.A.	371,900	1,909
Itau Unibanco Holding S.A. SP - ADR 'H'	3,282,928	14,740
Porto Seguro S.A.	199,900	1,728
		44,254
HEALTH CARE 0.1%
Hypera S.A.	206,700	1,137
INDUSTRIALS 0.2%
CCR S.A.	1,165,900	2,632
Embraer S.A. SP - ADR (a)	168,780	1,249
		3,881
INFORMATION TECHNOLOGY 0.1%
Cielo S.A.	3,620,100	3,093
MATERIALS 0.6%
Cia Siderurgica Nacional S.A.	1,334,349	1,792

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Duratex S.A.	208,100	375
Gerdau S.A. SP - ADR (c)	519,840	993
Nexa Resources S.A.	94,840	330
Vale S.A.	1,350,639	11,234
		14,724
REAL ESTATE 0.0%
BR Malls Participacoes S.A.	165,300	317
UTILITIES 0.7%
AES Tiete Energia S.A.	890,989	2,250
Alupar Investimento S.A.	154,100	667
Cia de Saneamento Basico do Estado de Sao Paulo	438,400	3,300
Cia de Saneamento de Minas Gerais-COPASA	134,400	1,058
Cia de Saneamento do Parana	563,700	2,587
Cia Energetica de Minas Gerais SP - ADR	981,813	1,669
EDP - Energias do Brasil S.A.	573,000	1,795
Engie Brasil Energia S.A.	126,700	949
Light S.A.	595,000	1,105
Transmissora Alianca de Energia Eletrica S.A.	233,900	1,163
		16,543
Total Brazil		136,398
CHILE 0.7%
CONSUMER DISCRETIONARY 0.0%
SACI Falabella	202,635	446
CONSUMER STAPLES 0.2%
Cencosud S.A.	3,767,461	3,918
Cia Cervecerias Unidas S.A. SP - ADR	47,255	632
		4,550
FINANCIALS 0.2%
Banco de Chile	17,095,416	1,380
Banco de Credito e Inversiones	12,743	432
Banco Santander Chile ADR	66,415	1,005
Itau CorpBanca	181,447,253	471
		3,288
INDUSTRIALS 0.0%
Latam Airlines Group S.A.	252,647	645
MATERIALS 0.1%
CAP S.A.	302,898	1,299
UTILITIES 0.2%
AES Gener S.A.	6,344,766	769
Aguas Andinas S.A. 'A'	1,606,083	473
Enel Americas S.A.	16,786,760	2,046
Engie Energia Chile S.A.	1,039,309	1,146
Inversiones Aguas Metropolitanas S.A.	970,293	739
		5,173
Total Chile		15,401
CHINA 22.4%
COMMUNICATION SERVICES 0.7%
Changyou.com Ltd. ADR	233,563	2,499
China Telecom Corp. Ltd. 'H'	36,306,000	11,000
China Tower Corp. Ltd.	4,004,000	890
Sohu.com Ltd. ADR (a)	361,964	2,255
		16,644
CONSUMER DISCRETIONARY 0.7%
BAIC Motor Corp. Ltd. 'H'	6,709,000	2,639
China Yongda Automobiles Services Holdings Ltd.	575,000	463
China ZhengTong Auto Services Holdings Ltd.	1,732,500	275
Dongfeng Motor Group Co. Ltd. 'H'	4,818,000	3,137
GOME Retail Holdings Ltd. (a)(c)	39,108,000	3,595
Great Wall Motor Co. Ltd. 'H'	2,863,500	1,816
Shanghai Jin Jiang Capital Co. Ltd.	2,584,000	431

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Vipshop Holdings Ltd. ADR (a)	257,000	4,004
		16,360
CONSUMER STAPLES 0.1%
Hengan International Group Co. Ltd.	254,000	1,897
Tingyi Cayman Islands Holding Corp.	538,000	875
Want Want China Holdings Ltd.	677,000	488
		3,260
ENERGY 1.3%
China Petroleum & Chemical Corp. 'H'	23,274,400	11,372
China Shenhua Energy Co. Ltd. 'H'	5,427,500	10,255
CNOOC Ltd.	3,043,000	3,163
PetroChina Co. Ltd. 'H'	10,118,000	3,667
		28,457
FINANCIALS 14.5%
Agricultural Bank of China Ltd. 'H'	48,391,000	19,321
Bank of China Ltd. 'H'	135,934,000	51,745
Bank of Communications Co. Ltd. 'H'	20,963,000	12,768
China Cinda Asset Management Co. Ltd. 'H'	32,456,000	6,104
China CITIC Bank Corp. Ltd. 'H'	24,367,000	11,983
China Construction Bank Corp. 'H'	137,521,000	111,783
China Everbright Bank Co. Ltd. 'H'	9,520,000	3,621
China Huarong Asset Management Co. Ltd. 'H'	39,164,000	4,918
China Life Insurance Co. Ltd. 'H'	1,587,000	3,065
China Merchants Bank Co. Ltd. 'H'	1,890,500	8,458
China Minsheng Banking Corp. Ltd. 'H'	18,250,920	13,499
Chongqing Rural Commercial Bank Co. Ltd. 'H'	7,728,000	3,148
Industrial & Commercial Bank of China Ltd. 'H'	77,876,000	53,125
PICC Property & Casualty Co. Ltd. 'H'	4,042,000	3,871
Ping An Insurance Group Co. of China Ltd. 'H'	1,063,500	10,386
Postal Savings Bank of China Co. Ltd. 'H'	18,063,000	10,998
		328,793
HEALTH CARE 0.2%
China Resources Pharmaceutical Group Ltd.	2,796,500	1,670
Sihuan Pharmaceutical Holdings Group Ltd.	9,390,000	932
Sinopharm Group Co. Ltd. 'H'	677,600	1,501
		4,103
INDUSTRIALS 1.4%
Air China Ltd. 'H'	1,798,000	1,148
Beijing Capital International Airport Co. Ltd. 'H'	648,000	411
China Communications Construction Co. Ltd. 'H'	7,269,000	5,010
China Communications Services Corp. Ltd. 'H'	2,358,000	1,696
China Eastern Airlines Corp. Ltd. 'H' (c)	2,040,000	699
China International Marine Containers Group Co. Ltd. 'H' (c)	791,500	736
China Lesso Group Holdings Ltd. 'L'	2,024,000	2,620
China Machinery Engineering Corp. 'H'	349,000	93
China Railway Construction Corp. Ltd. 'H'	3,397,500	3,756
China Railway Group Ltd. 'H'	3,649,000	1,930
China Southern Airlines Co. Ltd. 'H' (c)	3,526,000	1,494
Fosun International Ltd.	3,262,000	3,745
Guangshen Railway Co. Ltd. 'H'	1,442,000	306
Harbin Electric Co. Ltd. 'H'	1,000,000	225
Metallurgical Corp. of China Ltd.	2,891,000	503
Shenzhen Expressway Co. Ltd. 'H'	546,000	552
Sinopec Engineering Group Co. Ltd. 'H'	1,326,000	552
Sinotruk Hong Kong Ltd.	225,500	370
Weichai Power Co. Ltd. 'H'	1,109,000	1,767
Yangzijiang Shipbuilding Holdings Ltd.	1,802,600	1,046
Zhejiang Expressway Co. Ltd. 'H'	3,400,000	2,350
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H'	1,350,400	971
		31,980
INFORMATION TECHNOLOGY 0.6%
AAC Technologies Holdings, Inc.	42,000	214
AVIC International Holdings Ltd. 'H' (c)	500,000	580
FIH Mobile Ltd. (a)(c)	15,372,000	1,704
Lenovo Group Ltd.	14,878,000	7,882
Semiconductor Manufacturing International Corp. (a)(c)	2,328,500	3,657
		14,037
MATERIALS 0.7%
Angang Steel Co. Ltd. 'H' (a)	874,000	228
BBMG Corp. 'H'	1,128,000	280
China BlueChemical Ltd. 'H'	2,780,000	427

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

China Hongqiao Group Ltd.	4,468,500	1,888
China National Building Material Co. Ltd. 'H'	11,461,400	12,313
China Oriental Group Co. Ltd.	866,000	220
China Zhongwang Holdings Ltd.	3,463,600	905
		16,261
REAL ESTATE 1.9%
Agile Group Holdings Ltd.	3,324,000	3,559
Beijing Capital Land Ltd. 'H'	2,938,000	638
Beijing North Star Co. Ltd. 'H'	570,000	131
China Aoyuan Group Ltd.	360,000	415
China Evergrande Group (c)	1,294,000	2,121
China SCE Group Holdings Ltd.	4,118,000	1,817
China Vanke Co. Ltd. 'H'	657,800	2,142
CIFI Holdings Group Co. Ltd.	420,000	298
Country Garden Holdings Co. Ltd.	567,000	678
Fantasia Holdings Group Co. Ltd.	4,768,500	853
Greentown China Holdings Ltd. (c)	3,598,500	3,233
Guangzhou R&F Properties Co. Ltd. 'H'	4,153,800	5,343
Guorui Properties Ltd. (c)	1,618,000	272
Kaisa Group Holdings Ltd.	4,845,000	1,767
KWG Property Holding Ltd.	2,486,500	3,484
Longfor Group Holdings Ltd.	434,000	2,089
Powerlong Real Estate Holdings Ltd.	5,408,000	3,149
Seazen Group Ltd. (c)	611,138	545
Shui On Land Ltd.	8,965,500	1,494
Sino-Ocean Group Holding Ltd.	9,400,000	2,380
SOHO China Ltd.	3,910,500	1,998
Times China Holdings Ltd.	625,000	1,030
Yuzhou Properties Co. Ltd.	5,691,000	2,397
Zall Smart Commerce Group Ltd. (a)(c)	4,712,000	416
		42,249
UTILITIES 0.3%
China Longyuan Power Group Corp. Ltd. 'H'	1,812,000	989
Datang International Power Generation Co. Ltd. 'H'	6,328,000	844
Huadian Fuxin Energy Corp. Ltd. 'H'	4,244,000	696
Huadian Power International Corp. Ltd. 'H'	6,520,000	1,931
Huaneng Power International, Inc. 'H'	6,380,000	2,379
		6,839
Total China		508,983
CYPRUS 0.1%
MATERIALS 0.1%
Polymetal International PLC	100,211	1,715
Total Cyprus		1,715
GREECE 1.0%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	217,989	2,635
CONSUMER DISCRETIONARY 0.0%
FF Group (a) «	51,384	0
OPAP S.A. (c)	131,731	992
		992
ENERGY 0.0%
Motor Oil Hellas Corinth Refineries S.A.	44,123	539
FINANCIALS 0.8%
Alpha Bank AE (a)(c)	5,544,599	4,104
Eurobank Ergasias S.A. (a)(c)	9,248,850	3,870
National Bank of Greece S.A. (a)	4,044,048	5,336
Piraeus Bank S.A. (a)(c)	2,500,485	3,572
		16,882
UTILITIES 0.1%
Public Power Corp. S.A. (a)(c)	750,704	1,843

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Total Greece		22,891
HONG KONG 4.9%
COMMUNICATION SERVICES 1.7%
China Mobile Ltd.	4,188,500	31,390
China Unicom Hong Kong Ltd.	12,762,000	7,443
		38,833
CONSUMER DISCRETIONARY 0.1%
China Travel International Investment Hong Kong Ltd.	4,446,000	551
CONSUMER STAPLES 0.0%
China Foods Ltd.	554,000	202
FINANCIALS 0.6%
BOC Hong Kong Holdings Ltd.	2,138,000	5,869
China Everbright Ltd.	1,924,000	2,820
China Taiping Insurance Holdings Co. Ltd.	2,820,600	4,565
Far East Horizon Ltd.	985,000	789
		14,043
INDUSTRIALS 0.9%
China Merchants Port Holdings Co. Ltd.	1,326,000	1,506
China State Construction International Holdings Ltd.	366,000	269
CITIC Ltd.	13,736,000	14,236
COSCO SHIPPING Ports Ltd.	2,876,000	1,377
Shanghai Industrial Holdings Ltd.	1,463,000	2,191
		19,579
MATERIALS 0.0%
Shougang Fushan Resources Group Ltd.	2,248,000	407
REAL ESTATE 1.1%
China Jinmao Holdings Group Ltd.	4,314,000	2,750
China Overseas Grand Oceans Group Ltd.	3,770,000	2,178
China Overseas Land & Investment Ltd.	2,438,000	7,475
China Resources Land Ltd.	1,270,000	5,183
Poly Property Group Co. Ltd.	5,967,000	2,003
Shanghai Industrial Urban Development Group Ltd.	1,235,000	117
Shenzhen Investment Ltd.	7,332,000	2,271
Yuexiu Property Co. Ltd.	18,520,000	3,309
		25,286
UTILITIES 0.5%
Beijing Enterprises Holdings Ltd.	303,000	1,106
China Power International Development Ltd.	16,920,000	3,131
China Resources Power Holdings Co. Ltd.	6,334,000	6,947
Kunlun Energy Co. Ltd.	640,000	370
		11,554
Total Hong Kong		110,455
INDIA 5.8%
COMMUNICATION SERVICES 0.4%
Bharti Airtel Ltd. (a)	838,352	4,886
Reliance Communications Ltd. (a)	41,324,151	355
Vodafone Idea Ltd. (a)	71,279,422	2,921
		8,162
CONSUMER DISCRETIONARY 0.5%
Apollo Tyres Ltd.	618,500	648
Hero MotoCorp Ltd.	9,989	211
Mahindra & Mahindra Ltd.	179,800	671
Tata Motors Ltd. (a)	9,480,356	8,802
		10,332
CONSUMER STAPLES 0.0%
Tata Consumer Products Ltd. (a)	267,975	1,044
ENERGY 1.2%
Bharat Petroleum Corp. Ltd.	1,066,563	4,464
Coal India Ltd.	2,769,356	5,089

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Hindustan Petroleum Corp. Ltd.	1,788,274	4,484
Indian Oil Corp. Ltd.	5,173,219	5,566
Mangalore Refinery & Petrochemicals Ltd.	227,950	70
Oil & Natural Gas Corp. Ltd.	5,315,446	4,759
Oil India Ltd.	1,337,662	1,452
Reliance Industries Ltd.	54,068	788
		26,672
FINANCIALS 1.7%
Axis Bank Ltd.	132,370	662
Bank of Baroda (a)	2,759,633	1,955
Bank of India (a)	1,795,127	762
Canara Bank	1,698,773	2,030
General Insurance Corp. of India	108,135	150
ICICI Bank Ltd.	1,284,010	5,587
IDFC Ltd.	2,896,628	569
Indiabulls Housing Finance Ltd.	937,577	1,195
Indian Bank (a)	813,510	462
LIC Housing Finance Ltd.	131,239	406
Oriental Bank of Commerce (a)	1,619,662	797
Power Finance Corp. Ltd.	4,953,008	5,981
Punjab National Bank (a)	3,663,857	1,566
REC Ltd.	4,403,446	5,155
Shriram Transport Finance Co. Ltd.	136,330	1,192
State Bank of India	2,492,215	6,474
Syndicate Bank (a)	3,221,240	609
Union Bank of India (a)	4,822,978	1,827
Yes Bank Ltd.	4,541,566	1,348
		38,727
HEALTH CARE 0.0%
Dr Reddy's Laboratories Ltd.	14,084	573
INDUSTRIALS 0.2%
Adani Enterprises Ltd.	572,720	1,034
Bharat Electronics Ltd.	266,501	261
Bharat Heavy Electricals Ltd.	3,714,906	1,015
Jaiprakash Associates Ltd. (a)	31,093,782	432
Larsen & Toubro Ltd.	104,290	1,112
		3,854
INFORMATION TECHNOLOGY 0.1%
HCL Technologies Ltd.	53,078	306
Infosys Ltd. SP - ADR	231,570	1,901
Wipro Ltd.	375,659	978
		3,185
MATERIALS 1.2%
Grasim Industries Ltd.	30,479	191
Hindalco Industries Ltd.	3,497,206	4,406
Jindal Steel & Power Ltd. (a)	2,698,580	2,898
JSW Steel Ltd.	546,672	1,050
National Aluminium Co. Ltd.	6,513,110	2,503
NMDC Ltd.	1,811,176	1,895
Steel Authority of India Ltd.	4,004,348	1,212
Tata Chemicals Ltd.	235,066	690
Tata Steel Ltd.	1,782,058	6,315
Vedanta Ltd.	6,657,714	5,645
		26,805
UTILITIES 0.5%
Adani Power Ltd. (a)	3,131,050	1,153
GAIL India Ltd.	198,031	199
JSW Energy Ltd.	785,430	445
NHPC Ltd.	3,552,552	939
NTPC Ltd.	3,254,852	3,620
Power Grid Corp. of India Ltd.	873,748	1,835
Reliance Infrastructure Ltd. (a)	8,403,864	1,136
Reliance Power Ltd. (a)	31,074,968	513
Tata Power Co. Ltd.	4,655,448	2,015
		11,855
Total India		131,209
INDONESIA 1.0%
COMMUNICATION SERVICES 0.3%
Indosat Tbk PT (a)	7,871,500	748

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Telekomunikasi Indonesia Persero Tbk PT	23,199,800	4,506
XL Axiata Tbk PT	4,714,100	574
		5,828
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	6,628,900	1,576
CONSUMER STAPLES 0.1%
Indofood Sukses Makmur Tbk PT	8,165,900	3,159
ENERGY 0.1%
Adaro Energy Tbk PT	32,157,000	1,922
Indo Tambangraya Megah Tbk PT	1,811,000	888
		2,810
FINANCIALS 0.3%
Bank Danamon Indonesia Tbk PT	2,613,600	334
Bank Mandiri Persero Tbk PT	6,524,700	1,855
Bank Negara Indonesia Persero Tbk PT	5,265,200	1,228
Bank Rakyat Indonesia Persero Tbk PT	17,082,800	3,133
Bank Tabungan Negara Persero Tbk PT	3,602,000	184
		6,734
MATERIALS 0.1%
Indocement Tunggal Prakarsa Tbk PT	1,340,400	1,021
Semen Indonesia Persero Tbk PT	1,395,800	648
		1,669
UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT	18,905,000	891
Total Indonesia		22,667
MALAYSIA 1.7%
COMMUNICATION SERVICES 0.3%
Astro Malaysia Holdings Bhd.	1,770,300	346
Axiata Group Bhd.	2,433,500	1,846
Telekom Malaysia Bhd.	4,246,500	3,698
		5,890
CONSUMER DISCRETIONARY 0.2%
DRB-Hicom Bhd.	3,059,800	932
Genting Bhd.	3,675,200	3,179
		4,111
CONSUMER STAPLES 0.1%
British American Tobacco Malaysia Bhd.	310,800	738
Felda Global Ventures Holdings Bhd. (a)	10,360,800	2,050
		2,788
ENERGY 0.0%
Sapura Energy Bhd.	36,929,200	676
FINANCIALS 0.6%
Alliance Bank Malaysia Bhd.	802,100	351
AMMB Holdings Bhd.	3,087,900	2,141
CIMB Group Holdings Bhd.	4,043,400	3,365
Hong Leong Financial Group Bhd.	357,800	1,124
Malayan Banking Bhd.	2,671,500	4,609
Public Bank Bhd.	317,800	1,169
RHB Bank Bhd.	1,972,800	2,147
		14,906
INDUSTRIALS 0.3%
AirAsia Group Bhd.	9,064,600	1,654
Gamuda Bhd.	545,300	357
IJM Corp. Bhd.	3,861,900	1,412
MISC Bhd.	1,147,000	1,968
MMC Corp. Bhd.	836,800	116

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Sime Darby Bhd.	1,886,700	743
		6,250
REAL ESTATE 0.0%
Sunway Bhd.	2,419,814	866
UTILITIES 0.2%
Tenaga Nasional Bhd.	1,112,900	3,097
YTL Corp. Bhd.	1,441,100	241
YTL Power International Bhd.	2,868,514	403
		3,741
Total Malaysia		39,228
MEXICO 2.8%
COMMUNICATION SERVICES 1.0%
America Movil S.A.B. de C.V.	6,454,080	3,823
America Movil S.A.B. de C.V. SP - ADR 'L'	1,457,005	17,163
Grupo Televisa S.A.B. ADR	232,751	1,350
		22,336
CONSUMER DISCRETIONARY 0.0%
Alsea S.A.B. de C.V. (a)	201,600	129
CONSUMER STAPLES 0.6%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	43,481	1,749
Fomento Economico Mexicano, S.A.B. de C.V.	69,585	4,211
Grupo Bimbo S.A.B. de C.V. 'A'	2,136,100	3,105
Grupo Lala S.A.B. de C.V.	337,400	152
Industrias Bachoco S.A.B. de C.V.	74,100	211
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	798,900	1,210
Wal-Mart de Mexico S.A.B. de C.V.	1,168,700	2,746
		13,384
FINANCIALS 0.3%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,612,400	1,063
Gentera S.A.B. de C.V.	4,033,200	1,540
Grupo Elektra S.A.B. de C.V.	4,395	260
Grupo Financiero Banorte S.A.B. de C.V. 'O'	1,176,400	3,223
Grupo Financiero Inbursa S.A.B. de C.V. 'O'	1,513,800	1,088
		7,174
INDUSTRIALS 0.1%
Alfa S.A.B. de C.V. 'A'	7,676,400	2,071
MATERIALS 0.8%
Cemex S.A.B. de C.V.	4,020,930	836
Cemex S.A.B. de C.V. SP - ADR	5,800,447	12,297
Grupo Mexico S.A.B. de C.V. 'B'	2,162,400	3,987
Industrias Penoles S.A.B. de C.V.	161,135	1,072
Orbia Advance Corp. S.A.B. de C.V.	250,700	276
		18,468
Total Mexico		63,562
PHILIPPINES 0.6%
COMMUNICATION SERVICES 0.3%
Globe Telecom, Inc.	44,345	1,680
PLDT, Inc.	258,870	5,726
		7,406
FINANCIALS 0.0%
Metropolitan Bank & Trust Co.	495,954	389
INDUSTRIALS 0.2%
Alliance Global Group, Inc. (a)	10,502,500	1,437
DMCI Holdings, Inc.	6,834,800	507
International Container Terminal Services, Inc.	157,680	230
JG Summit Holdings, Inc.	196,640	202

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

San Miguel Corp.	371,750	668
		3,044
UTILITIES 0.1%
Aboitiz Power Corp.	710,500	364
First Gen Corp.	1,916,600	620
Manila Electric Co.	125,890	554
		1,538
Total Philippines		12,377
POLAND 1.2%
COMMUNICATION SERVICES 0.3%
Orange Polska S.A. (a)	1,956,675	2,793
PLAY Communications S.A.	577,738	4,051
		6,844
ENERGY 0.1%
Polski Koncern Naftowy ORLEN S.A.	103,581	1,386
Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,145,898	1,773
		3,159
FINANCIALS 0.4%
Alior Bank S.A. (a)	339,285	1,049
Bank Handlowy w Warszawie S.A.	21,749	220
Bank Polska Kasa Opieki S.A.	314,889	4,220
Powszechna Kasa Oszczednosci Bank Polski S.A.	238,102	1,293
Powszechny Zaklad Ubezpieczen S.A.	150,608	1,131
		7,913
INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	71,177	994
MATERIALS 0.2%
Grupa Azoty S.A. (a)(c)	86,722	430
Jastrzebska Spolka Weglowa S.A. (c)	327,883	965
KGHM Polska Miedz S.A.	133,936	1,914
		3,309
UTILITIES 0.2%
Enea S.A. (a)	497,533	565
Energa S.A.	393,801	654
PGE Polska Grupa Energetyczna S.A. (a)	2,036,684	1,867
Tauron Polska Energia S.A. (a)	5,529,827	1,483
		4,569
Total Poland		26,788
RUSSIA 9.7%
COMMUNICATION SERVICES 0.9%
Mobile TeleSystems PJSC (c)	3,617,960	13,641
Rostelecom PJSC	2,322,190	2,167
Sistema PJSC FC	16,740,560	2,724
Sistema PJSC FC SP - GDR (c)	212,227	695
		19,227
CONSUMER DISCRETIONARY 0.0%
M.Video PJSC	81,120	398
CONSUMER STAPLES 0.8%
Magnit PJSC (c)	304,179	12,245
X5 Retail Group NV GDR	204,786	5,475
		17,720
ENERGY 5.7%
Gazprom Neft PJSC SP - ADR	74,808	1,452
Gazprom PJSC SP - ADR	17,422,095	79,051
Lukoil PJSC SP - ADR	347,253	20,473
Rosneft Oil, Co. PJSC GDR	1,123,235	4,523
Surgutneftegas OJSC SP - ADR (c)	5,255,003	21,781

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

TMK PJSC	1,459,800	762
		128,042
FINANCIALS 0.4%
Sberbank of Russia PJSC SP - ADR	948,933	8,937
VTB Bank PJSC	2,202,550,000	899
		9,836
INDUSTRIALS 0.2%
Aeroflot PJSC (c)	4,854,160	4,146
Globaltrans Investment PLC GDR	133,710	709
		4,855
MATERIALS 1.1%
Alrosa PJSC	4,314,500	3,473
Evraz PLC	158,462	453
Magnitogorsk Iron & Steel Works PJSC	2,728,500	1,314
Mechel PJSC (a)	2,603,286	1,963
MMC Norilsk Nickel PJSC ADR	435,497	10,777
Novolipetsk Steel PJSC GDR	62,061	987
PhosAgro PJSC GDR	234,239	2,417
Severstal PJSC GDR (c)	371,216	4,072
		25,456
REAL ESTATE 0.0%
LSR Group PJSC	98,675	727
UTILITIES 0.6%
Federal Grid Co. Unified Energy System PJSC (c)	1,248,800,000	2,525
Inter RAO UES PJSC	23,164,000	1,425
OGK-2 PJSC	158,974,000	1,156
Rosseti PJSC	216,827,012	3,190
RusHydro PJSC (c)	670,149,000	5,100
Unipro PJSC (c)	26,069,000	847
		14,243
Total Russia		220,504
SINGAPORE 0.0%
INDUSTRIALS 0.0%
BOC Aviation Ltd.	37,500	237
Total Singapore		237
SOUTH AFRICA 3.5%
COMMUNICATION SERVICES 0.6%
MTN Group Ltd. (c)	3,946,908	10,583
Telkom S.A. SOC Ltd.	1,917,480	2,183
Vodacom Group Ltd.	161,649	1,057
		13,823
CONSUMER DISCRETIONARY 0.2%
Motus Holdings Ltd.	666,058	1,017
Pepkor Holdings Ltd.	1,199,364	727
Truworths International Ltd.	720,206	1,006
Tsogo Sun Gaming Ltd.	196,644	34
Tsogo Sun Hotels Ltd. (a)	196,644	17
Woolworths Holdings Ltd.	1,332,474	2,054
		4,855
CONSUMER STAPLES 0.2%
Massmart Holdings Ltd. (c)	664,925	1,011
Shoprite Holdings Ltd.	106,756	746
Tiger Brands Ltd.	160,919	1,667
		3,424
ENERGY 0.0%
Exxaro Resources Ltd.	84,139	461
FINANCIALS 1.2%
Absa Group Ltd.	1,549,601	6,447
FirstRand Ltd. (c)	1,721,070	3,862
Investec Ltd.	652,439	1,236

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Liberty Holdings Ltd. (c)	414,897	1,528
Momentum Metropolitan Holdings	2,711,657	2,364
Nedbank Group Ltd.	736,523	3,404
Ninety One Ltd. (a)	326,219	626
Sanlam Ltd.	213,063	607
Standard Bank Group Ltd.	1,375,504	7,872
		27,946
HEALTH CARE 0.4%
Aspen Pharmacare Holdings Ltd.	758,760	3,969
Life Healthcare Group Holdings Ltd.	1,380,050	1,424
Netcare Ltd.	4,596,663	3,855
		9,248
INDUSTRIALS 0.1%
Barloworld Ltd.	707,380	2,570
MATERIALS 0.8%
AngloGold Ashanti Ltd. SP - ADR	125,855	2,093
Gold Fields Ltd. SP - ADR	1,810,276	8,599
Impala Platinum Holdings Ltd.	82,190	343
Kumba Iron Ore Ltd.	124,265	1,938
Sappi Ltd.	952,221	1,125
Sasol Ltd.	965,158	1,999
Sibanye Stillwater Ltd. (a)(c)	1,305,913	1,648
		17,745
Total South Africa		80,072
SOUTH KOREA 16.3%
COMMUNICATION SERVICES 1.4%
KT Corp. SP - ADR	1,863,227	14,496
LG Uplus Corp.	1,002,570	8,808
SK Telecom Co. Ltd. SP - ADR	494,945	8,052
		31,356
CONSUMER DISCRETIONARY 2.8%
Hankook Tire & Technology Co. Ltd.	136,921	2,162
Hyundai Department Store Co. Ltd.	61,314	2,948
Hyundai Mobis Co. Ltd.	37,406	5,174
Hyundai Motor Co.	315,786	22,750
Hyundai Wia Corp.	63,813	1,386
Kia Motors Corp.	517,887	10,901
Kumho Tire Co., Inc. (a)(c)	282,130	707
LG Electronics, Inc.	257,435	10,122
LOTTE Himart Co. Ltd.	57,264	731
Lotte Shopping Co. Ltd.	80,160	4,902
Mando Corp.	53,043	893
Shinsegae, Inc.	7,966	1,413
		64,089
CONSUMER STAPLES 0.7%
Amorepacific Corp.	41,355	1,867
CJ CheilJedang Corp.	14,067	2,485
E-MART, Inc.	62,670	5,437
Harim Holdings Co. Ltd.	120,036	500
Hite Jinro Co. Ltd.	131,380	2,867
KT&G Corp.	49,369	3,023
		16,179
ENERGY 0.3%
GS Holdings Corp.	155,066	4,675
SK Innovation Co. Ltd.	9,091	643
		5,318
FINANCIALS 3.4%
BNK Financial Group, Inc.	969,399	3,518
DB Insurance Co. Ltd.	109,943	3,115
DGB Financial Group, Inc.	893,923	3,349
Hana Financial Group, Inc.	568,471	10,695
Hanwha Life Insurance Co. Ltd.	1,682,712	1,898
Hyundai Marine & Fire Insurance Co. Ltd.	194,447	3,596
Industrial Bank of Korea	948,959	5,798
JB Financial Group Co. Ltd.	224,300	821
KB Financial Group, Inc.	376,469	10,588
Meritz Financial Group, Inc.	37,180	314

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Meritz Fire & Marine Insurance Co. Ltd.	145,450	1,446
Mirae Asset Life Insurance Co. Ltd.	171,016	434
Samsung Card Co. Ltd.	86,319	2,127
Samsung Fire & Marine Insurance Co. Ltd.	25,870	3,272
Samsung Life Insurance Co. Ltd.	211,736	7,410
Shinhan Financial Group Co. Ltd.	785,831	18,384
		76,765
INDUSTRIALS 1.3%
Asiana Airlines, Inc. (a)	1,003,330	2,729
CJ Corp.	70,228	3,698
Doosan Bobcat, Inc.	13,188	193
Doosan Co. Ltd.	62,413	1,691
Doosan Fuel Cell Co. Ltd. (a)(c)	132,026	556
Doosan Heavy Industries & Construction Co. Ltd. (a)(c)	1,049,498	2,907
Doosan Infracore Co. Ltd. (a)	971,877	2,479
Hanwha Corp.	283,515	3,515
Hyundai Glovis Co. Ltd.	2,394	177
KCC Corp.	9,403	990
KCC Glass Corp. (a)	7,565	114
Korean Air Lines Co. Ltd.	332,077	5,026
LS Corp.	83,809	1,969
SK Networks Co. Ltd.	972,308	3,605
		29,649
INFORMATION TECHNOLOGY 4.4%
Doosan Solus Co. Ltd. (a)	52,856	791
LG Display Co. Ltd.	1,512,081	13,587
Samsung Electronics Co. Ltd.	1,977,580	76,891
SK Hynix, Inc.	124,688	8,429
		99,698
MATERIALS 1.1%
Dongkuk Steel Mill Co. Ltd. (a)	225,302	675
Hanwha Chemical Corp.	208,400	2,267
Hyundai Steel Co.	293,076	4,285
Kolon Industries, Inc.	71,697	1,748
Lotte Chemical Corp.	19,953	3,132
OCI Co. Ltd.	6,944	197
POSCO	97,253	12,797
Taekwang Industrial Co. Ltd.	724	372
		25,473
UTILITIES 0.9%
Korea Electric Power Corp.	1,284,874	20,064
Korea Gas Corp.	44,328	776
		20,840
Total South Korea		369,367
TAIWAN 12.5%
COMMUNICATION SERVICES 0.2%
Chunghwa Telecom Co. Ltd.	918,000	3,255
Far EasTone Telecommunications Co. Ltd.	704,000	1,470
		4,725
CONSUMER DISCRETIONARY 0.6%
Cheng Shin Rubber Industry Co. Ltd.	1,725,000	1,751
Far Eastern Department Stores Ltd.	2,723,000	1,944
Formosa Taffeta Co. Ltd.	423,000	428
Hotai Motor Co. Ltd.	33,000	533
Pou Chen Corp.	5,719,000	4,834
Ruentex Industries Ltd.	1,349,000	3,091
Yulon Motor Co. Ltd.	3,668,000	1,769
		14,350
CONSUMER STAPLES 0.2%
Uni-President Enterprises Corp.	1,796,640	3,889
FINANCIALS 3.0%
Cathay Financial Holding Co. Ltd.	6,061,581	7,055
Chang Hwa Commercial Bank Ltd.	1,477,844	933
China Development Financial Holding Corp.	5,778,000	1,416
China Life Insurance Co. Ltd. (a)	8,075,964	4,467
CTBC Financial Holding Co. Ltd.	5,855,000	3,448
E.Sun Financial Holding Co. Ltd.	1,508,645	1,204

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

First Financial Holding Co. Ltd.	5,193,544	3,356
Fubon Financial Holding Co. Ltd.	5,454,000	6,741
Hua Nan Financial Holdings Co. Ltd. 'C'	4,018,138	2,390
Mega Financial Holding Co. Ltd.	6,848,658	6,431
Mercuries Life Insurance Co. Ltd. (a)	2,280,082	618
Shanghai Commercial & Savings Bank Ltd.	3,385,511	4,383
Shin Kong Financial Holding Co. Ltd.	47,750,764	11,976
SinoPac Financial Holdings Co. Ltd.	9,667,494	3,523
Taishin Financial Holding Co. Ltd.	5,195,581	2,000
Taiwan Business Bank	3,586,190	1,141
Taiwan Cooperative Financial Holding Co. Ltd.	4,742,685	2,864
Yuanta Financial Holding Co. Ltd.	6,678,000	3,410
		67,356
INDUSTRIALS 0.4%
China Airlines Ltd.	8,259,000	1,799
Eva Airways Corp.	4,428,686	1,292
Far Eastern New Century Corp.	4,930,520	3,666
Taiwan High Speed Rail Corp.	327,000	309
Teco Electric and Machinery Co. Ltd.	3,059,000	2,430
		9,496
INFORMATION TECHNOLOGY 7.7%
Acer, Inc.	518,000	267
Asustek Computer, Inc.	1,532,000	10,373
AU Optronics Corp.	55,808,000	11,631
Catcher Technology Co. Ltd.	140,000	896
Chicony Electronics Co. Ltd.	962,225	2,402
Compal Electronics, Inc.	11,381,000	6,496
Delta Electronics, Inc.	713,000	2,822
Foxconn Technology Co. Ltd.	1,272,000	2,071
Hon Hai Precision Industry Co. Ltd.	11,103,316	25,563
Innolux Corp.	69,959,000	12,058
Inventec Corp.	5,820,000	4,463
Lite-On Technology Corp.	3,870,035	5,265
MediaTek, Inc.	527,000	5,656
Nanya Technology Corp.	316,000	556
Novatek Microelectronics Corp.	341,000	1,923
Pegatron Corp.	5,638,000	10,759
Powertech Technology, Inc.	898,000	2,543
Quanta Computer, Inc.	3,571,000	7,071
Synnex Technology International Corp.	1,283,650	1,569
Taiwan Semiconductor Manufacturing Co. Ltd.	686,360	6,179
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	637,950	30,488
United Microelectronics Corp.	27,309,000	12,244
Winbond Electronics Corp.	543,000	202
Wistron Corp.	8,208,515	6,636
WPG Holdings Ltd.	2,996,320	3,507
Zhen Ding Technology Holding Ltd.	472,000	1,442
		175,082
MATERIALS 0.4%
Asia Cement Corp.	1,167,000	1,515
China Steel Corp.	5,070,000	3,176
Formosa Chemicals & Fibre Corp.	209,000	460
Nan Ya Plastics Corp.	737,000	1,326
Taiwan Cement Corp.	1,166,662	1,515
		7,992
REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	236,000	295
Highwealth Construction Corp.	623,000	830
		1,125
Total Taiwan		284,015
THAILAND 2.1%
COMMUNICATION SERVICES 0.1%
Advanced Info Service PCL	240,900	1,461
Total Access Communication PCL	1,085,900	1,342
		2,803
CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	3,207,500	2,363
Thai Beverage PCL	421,000	178

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Thai Union Group PCL 'F'	696,600	289
		2,830
ENERGY 0.4%
Bangchak Corp. PCL	1,644,900	745
Banpu PCL (c)	7,572,700	1,205
IRPC PCL	4,245,400	273
PTT Exploration & Production PCL	558,600	1,137
PTT PCL	4,241,300	3,921
Star Petroleum Refining PCL	1,768,100	236
Thai Oil PCL	252,000	233
		7,750
FINANCIALS 1.2%
Bangkok Bank PCL	1,350,000	4,122
Kasikornbank PCL	1,809,400	5,032
Kiatnakin Bank PCL	1,187,400	1,398
Krung Thai Bank PCL	12,961,875	4,470
Siam Commercial Bank PCL	3,052,400	6,420
Thanachart Capital PCL	3,800,204	3,822
Tisco Financial Group PCL	628,000	1,338
TMB Bank PCL	35,231,900	943
		27,545
INDUSTRIALS 0.1%
Delta Electronics Thailand PCL	925,597	959
Thai Airways International PCL (a)(c)	3,941,100	387
		1,346
MATERIALS 0.2%
PTT Global Chemical PCL	1,959,200	1,804
Siam Cement PCL	312,600	3,067
		4,871
REAL ESTATE 0.0%
Pruksa Holding PCL	2,021,600	565
UTILITIES 0.0%
Ratch Group PCL	124,200	215
Total Thailand		47,925
TURKEY 4.6%
COMMUNICATION SERVICES 0.5%
Turk Telekomunikasyon A/S (a)	4,792,780	4,853
Turkcell Iletisim Hizmetleri A/S	3,287,409	6,106
		10,959
CONSUMER DISCRETIONARY 0.2%
Arcelik A/S (a)	1,292,340	2,633
Tofas Turk Otomobil Fabrikasi A/S	320,913	798
Vestel Elektronik Sanayi ve Ticaret A/S (a)(c)	894,317	1,423
		4,854
CONSUMER STAPLES 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	601,497	1,558
Coca-Cola Icecek A/S	125,714	667
Migros Ticaret A/S (a)	1,059,552	3,619
		5,844
ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	147,070	1,674
FINANCIALS 2.6%
Akbank T.A.S.	9,170,755	7,701
Haci Omer Sabanci Holding A/S	10,542,150	11,886
Turkiye Garanti Bankasi A/S	7,705,560	9,450
Turkiye Halk Bankasi A/S (c)	11,753,770	8,922
Turkiye Is Bankasi 'C'	15,609,920	11,139
Turkiye Vakiflar Bankasi TAO 'D'	9,336,520	6,519

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Yapi ve Kredi Bankasi A/S (a)(c)	13,609,652	3,871
		59,488
INDUSTRIALS 0.6%
AG Anadolu Grubu Holding A.S.	803,923	1,698
Enka Insaat ve Sanayi A/S	1,908,961	1,796
KOC Holding A/S	1,752,420	3,544
TAV Havalimanlari Holding A/S	392,376	978
Turk Hava Yollari AO (a)(c)	4,049,770	5,554
Turkiye Sise ve Cam Fabrikalari A/S	1,899,963	1,189
		14,759
MATERIALS 0.2%
Eregli Demir ve Celik Fabrikalari TAS	3,759,611	4,260
UTILITIES 0.1%
Enerjisa Enerji A/S	1,619,571	1,660
Total Turkey		103,498
Total Common Stocks (Cost $2,861,622)		2,197,637
PREFERRED STOCKS 1.6%
BRAZIL 1.4%
BANKING & FINANCE 0.3%
Banco Bradesco S.A.	281,183	1,124
Banco do Estado do Rio Grande do Sul S.A.	1,207,200	2,772
Itau Unibanco Holding S.A.	605,889	2,692
		6,588
INDUSTRIALS 0.3%
Braskem S.A.	483,500	1,602
Metalurgica Gerdau S.A.	5,436,000	4,865
		6,467
UTILITIES 0.8%
Centrais Eletricas Brasileiras S.A.	587,000	2,941
Cia de Transmissao de Energia Eletrica Paulista	250,500	914
Cia Energetica de Minas Gerais	1,780,306	3,053
Cia Energetica de Sao Paulo	790,500	4,089
Cia Paranaense de Energia	648,500	6,677
		17,674
Total Brazil		30,729
CHILE 0.0%
INDUSTRIALS 0.0%
Embotelladora Andina S.A.	434,485	966
Total Chile		966
RUSSIA 0.2%
UTILITIES 0.2%
Bashneft PJSC (c)	67,116	1,115
Transneft PJSC (c)	1,577	2,932
		4,047
Total Russia		4,047
Total Preferred Stocks (Cost $47,645)		35,742
REAL ESTATE INVESTMENT TRUSTS 0.2%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion S.A. de C.V.	1,326,200	1,039

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Total Mexico		1,039
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Fortress REIT Ltd.	198,665	112
Growthpoint Properties Ltd.	917,252	660
Resilient REIT Ltd.	2,928	6
		778
Total South Africa		778
TURKEY 0.2%
REAL ESTATE 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (c)	24,640,853	4,359
Total Turkey		4,359
Total Real Estate Investment Trusts (Cost $9,280)		6,176
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		4,490
Total Short-Term Instruments (Cost $4,490)		4,490
Total Investments in Securities (Cost $2,923,037)		2,244,045
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
MUTUAL FUNDS 3.9%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	89,002,113	89,002
Total Short-Term Instruments (Cost $89,002)		89,002
Total Investments in Affiliates (Cost $89,002)		89,002
Total Investments 102.8% (Cost $3,012,039)		$2,333,047
Other Assets and Liabilities, net (2.8)%		(64,626)
Net Assets 100.0%		$2,268,421

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $64,335 were out on loan in exchange for $96,461 of cash collateral as of March 31, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$4,490	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020		$(4,584)	$4,490	$4,490
Total Repurchase Agreements							$(4,584)	$4,490	$4,490
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Australia
	Materials				$0	$345	$0	$345
Brazil
	Communication Services				10,696	0	0	10,696
	Consumer Discretionary				7,139	0	0	7,139
	Consumer Staples				19,481	0	0	19,481
	Energy				15,133	0	0	15,133
	Financials				44,254	0	0	44,254
	Health Care				1,137	0	0	1,137
	Industrials				3,881	0	0	3,881
	Information Technology				3,093	0	0	3,093
	Materials				14,724	0	0	14,724
	Real Estate				317	0	0	317
	Utilities				16,543	0	0	16,543
Chile
	Consumer Discretionary				0	446	0	446
	Consumer Staples				4,550	0	0	4,550
	Financials				2,817	471	0	3,288
	Industrials				0	645	0	645
	Materials				1,299	0	0	1,299
	Utilities				2,358	2,815	0	5,173
China
	Communication Services				4,754	11,890	0	16,644
	Consumer Discretionary				4,004	12,356	0	16,360
	Consumer Staples				0	3,260	0	3,260
	Energy				0	28,457	0	28,457
	Financials				0	328,793	0	328,793
	Health Care				0	4,103	0	4,103
	Industrials				0	31,980	0	31,980
	Information Technology				0	14,037	0	14,037
	Materials				0	16,261	0	16,261
	Real Estate				0	42,249	0	42,249
	Utilities				0	6,839	0	6,839
Cyprus
	Materials				0	1,715	0	1,715
Greece
	Communication Services				0	2,635	0	2,635
	Consumer Discretionary				0	992	0	992
	Energy				0	539	0	539
	Financials				0	16,882	0	16,882
	Utilities				0	1,843	0	1,843
Hong Kong
	Communication Services				0	38,833	0	38,833
	Consumer Discretionary				0	551	0	551
	Consumer Staples				0	202	0	202

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Financials	0	14,043	0	14,043
Industrials	0	19,579	0	19,579
Materials	0	407	0	407
Real Estate	0	25,286	0	25,286
Utilities	0	11,554	0	11,554
India
Communication Services	3,276	4,886	0	8,162
Consumer Discretionary	0	10,332	0	10,332
Consumer Staples	0	1,044	0	1,044
Energy	0	26,672	0	26,672
Financials	1,348	37,379	0	38,727
Health Care	0	573	0	573
Industrials	432	3,422	0	3,854
Information Technology	1,901	1,284	0	3,185
Materials	0	26,805	0	26,805
Utilities	513	11,342	0	11,855
Indonesia
Communication Services	0	5,828	0	5,828
Consumer Discretionary	0	1,576	0	1,576
Consumer Staples	0	3,159	0	3,159
Energy	0	2,810	0	2,810
Financials	0	6,734	0	6,734
Materials	0	1,669	0	1,669
Utilities	0	891	0	891
Malaysia
Communication Services	0	5,890	0	5,890
Consumer Discretionary	0	4,111	0	4,111
Consumer Staples	0	2,788	0	2,788
Energy	0	676	0	676
Financials	0	14,906	0	14,906
Industrials	0	6,250	0	6,250
Real Estate	0	866	0	866
Utilities	0	3,741	0	3,741
Mexico
Communication Services	22,336	0	0	22,336
Consumer Discretionary	129	0	0	129
Consumer Staples	13,384	0	0	13,384
Financials	7,174	0	0	7,174
Industrials	2,071	0	0	2,071
Materials	18,468	0	0	18,468
Philippines
Communication Services	0	7,406	0	7,406
Financials	0	389	0	389
Industrials	507	2,537	0	3,044
Utilities	0	1,538	0	1,538
Poland
Communication Services	0	6,844	0	6,844
Energy	0	3,159	0	3,159
Financials	0	7,913	0	7,913
Information Technology	0	994	0	994
Materials	0	3,309	0	3,309
Utilities	0	4,569	0	4,569
Russia
Communication Services	0	19,227	0	19,227
Consumer Discretionary	0	398	0	398
Consumer Staples	363	17,357	0	17,720
Energy	13,627	114,415	0	128,042
Financials	620	9,216	0	9,836
Industrials	709	4,146	0	4,855
Materials	4,384	21,072	0	25,456
Real Estate	0	727	0	727
Utilities	0	14,243	0	14,243
Singapore
Industrials	0	237	0	237
South Africa
Communication Services	1,057	12,766	0	13,823
Consumer Discretionary	1,006	3,849	0	4,855
Consumer Staples	746	2,678	0	3,424
Energy	0	461	0	461
Financials	6,394	21,552	0	27,946
Health Care	5,279	3,969	0	9,248
Industrials	0	2,570	0	2,570
Materials	12,340	5,405	0	17,745
South Korea
Communication Services	22,548	8,808	0	31,356
Consumer Discretionary	0	64,089	0	64,089
Consumer Staples	0	16,179	0	16,179
Energy	0	5,318	0	5,318
Financials	0	76,765	0	76,765
Industrials	114	29,535	0	29,649
Information Technology	0	99,698	0	99,698
Materials	0	25,473	0	25,473
Utilities	0	20,840	0	20,840
Taiwan
Communication Services	0	4,725	0	4,725
Consumer Discretionary	0	14,350	0	14,350

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2020 (Unaudited)

Consumer Staples	0	3,889	0	3,889
Financials	0	67,356	0	67,356
Industrials	0	9,496	0	9,496
Information Technology	30,488	144,594	0	175,082
Materials	0	7,992	0	7,992
Real Estate	0	1,125	0	1,125
Thailand
Communication Services	0	2,803	0	2,803
Consumer Staples	0	2,830	0	2,830
Energy	0	7,750	0	7,750
Financials	0	27,545	0	27,545
Industrials	959	387	0	1,346
Materials	0	4,871	0	4,871
Real Estate	0	565	0	565
Utilities	0	215	0	215
Turkey
Communication Services	0	10,959	0	10,959
Consumer Discretionary	798	4,056	0	4,854
Consumer Staples	0	5,844	0	5,844
Energy	0	1,674	0	1,674
Financials	8,922	50,566	0	59,488
Industrials	10,237	4,522	0	14,759
Materials	0	4,260	0	4,260
Utilities	1,660	0	0	1,660
Preferred Stocks
Brazil
Banking & Finance	6,588	0	0	6,588
Industrials	6,467	0	0	6,467
Utilities	17,674	0	0	17,674
Chile
Industrials	0	966	0	966
Russia
Utilities	0	4,047	0	4,047
Real Estate Investment Trusts
Mexico
Real Estate	1,039	0	0	1,039
South Africa
Real Estate	772	6	0	778
Turkey
Real Estate	4,359	0	0	4,359
Short-Term Instruments
Repurchase Agreements	0	4,490	0	4,490
	$386,869	$1,857,176	$0	$2,244,045
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	89,002	0	0	89,002
Total Investments	$475,871	$1,857,176	$0	$2,333,047

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.3%
MUTUAL FUNDS (a) 99.3%
UNITED STATES 99.3%
PIMCO RAE Emerging Markets Fund	2,017,960	$13,581
PIMCO RAE International Fund	6,735,426	47,889
Total Mutual Funds (Cost $83,384)		61,470
Total Investments in Affiliates (Cost $83,384)		61,470
Total Investments 99.3% (Cost $83,384)		$61,470
Other Assets and Liabilities, net 0.7%		458
Net Assets 100.0%		$61,928

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)				Institutional Class Shares of each Fund.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Affiliates, at Value
Mutual Funds
United States	$61,470	$0	$0	$61,470
Total Investments	$61,470	$0	$0	$61,470

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAE Global Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$310
Total Short-Term Instruments (Cost $310)		310
Total Investments in Securities (Cost $310)		310

INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	4,971,658	33,459
PIMCO RAE International Fund	16,608,823	118,089
PIMCO RAE US Fund	12,062,858	100,845
Total Mutual Funds (Cost $305,644)		252,393
Total Investments in Affiliates (Cost $305,644)		252,393
Total Investments 100.0% (Cost $305,954)		$252,703
Other Assets and Liabilities, net 0.0%		14
Net Assets 100.0%		$252,717

Schedule of Investments PIMCO RAE Global Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$310	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020		$(317)	$310	$310
Total Repurchase Agreements							$(317)	$310	$310
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$310	$0	$310
					$0	$310	$0	$310
Investments in Affiliates, at Value
Mutual Funds
United States					252,393	0	0	252,393
Total Investments					$252,393	$310	$0	$252,703

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAE International Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
COMMON STOCKS 96.3%
AUSTRALIA 4.8%
COMMUNICATION SERVICES 0.3%
Telstra Corp. Ltd.	1,236,861	$2,321
CONSUMER DISCRETIONARY 0.2%
Crown Resorts Ltd.	71,762	333
Star Entertainment Grp Ltd.	63,650	85
Wesfarmers Ltd.	58,964	1,249
		1,667
CONSUMER STAPLES 0.5%
Coca-Cola Amatil Ltd.	67,587	365
Coles Group Ltd.	106,665	993
Metcash Ltd.	205,239	398
Woolworths Group Ltd.	94,349	2,052
		3,808
ENERGY 0.1%
Caltex Australia Ltd.	10,571	143
Woodside Petroleum Ltd.	29,927	332
		475
FINANCIALS 2.6%
AMP Ltd.	1,445,023	1,180
Australia & New Zealand Banking Group Ltd.	317,225	3,327
Bank of Queensland Ltd. (c)	99,786	306
Bendigo & Adelaide Bank Ltd.	71,187	274
Commonwealth Bank of Australia	98,381	3,712
Insurance Australia Group Ltd.	28,702	108
Macquarie Group Ltd.	14,900	794
National Australia Bank Ltd.	309,249	3,172
QBE Insurance Group Ltd.	66,200	345
Suncorp Group Ltd.	243,490	1,352
Westpac Banking Corp.	332,489	3,415
		17,985
HEALTH CARE 0.1%
Healius Ltd.	118,581	149
Ramsay Health Care Ltd.	6,406	225
		374
INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	282,157	731
Brambles Ltd.	46,066	298
CIMIC Group Ltd.	13,125	186
Downer EDI Ltd.	108,303	198
Qantas Airways Ltd.	163,492	318
		1,731
MATERIALS 0.8%
BHP Group Ltd.	116,588	2,115
BHP Group PLC	62,397	968
BlueScope Steel Ltd.	17,572	92
Fortescue Metals Group Ltd.	272,248	1,669
Incitec Pivot Ltd.	203,847	253
Orica Ltd.	25,031	234
		5,331
REAL ESTATE 0.0%
Lend Lease Group	26,963	169

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Total Australia		33,861
AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	11,411	313
FINANCIALS 0.1%
Erste Group Bank AG	23,589	432
Raiffeisen Bank International AG	11,611	167
		599
INDUSTRIALS 0.0%
Andritz AG	8,622	270
MATERIALS 0.1%
voestalpine AG	29,203	589
Total Austria		1,771
BELGIUM 0.8%
COMMUNICATION SERVICES 0.1%
Proximus SADP	25,210	579
CONSUMER STAPLES 0.2%
Anheuser-Busch InBev S.A. NV	32,263	1,425
Colruyt S.A.	1,713	93
		1,518
FINANCIALS 0.3%
Ageas	28,024	1,168
KBC Group NV	25,840	1,172
		2,340
INDUSTRIALS 0.1%
bpost S.A.	42,729	301
MATERIALS 0.1%
Solvay S.A.	7,035	507
Total Belgium		5,245
CANADA 5.4%
COMMUNICATION SERVICES 0.2%
BCE, Inc.	13,532	555
Corus Entertainment, Inc. 'B'	116,562	208
Quebecor, Inc. 'B'	5,768	127
Shaw Communications, Inc. 'B'	20,826	338
TELUS Corp.	30,541	483
		1,711
CONSUMER DISCRETIONARY 0.3%
Canadian Tire Corp. Ltd. 'A'	9,688	584
Magna International, Inc.	40,449	1,291
		1,875
CONSUMER STAPLES 0.3%
Empire Co. Ltd. 'A'	22,063	431
George Weston Ltd.	18,530	1,325
Loblaw Cos. Ltd.	9,946	513
		2,269
ENERGY 0.6%
ARC Resources Ltd.	92,767	267
Crescent Point Energy Corp.	586,405	454
Inter Pipeline Ltd.	22,238	133
MEG Energy Corp. (a)	158,895	189
Peyto Exploration & Development Corp. (c)	224,638	238
Suncor Energy, Inc.	95,430	1,523

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

TC Energy Corp.	31,550	1,402
		4,206
FINANCIALS 2.8%
Bank of Montreal	43,951	2,219
Bank of Nova Scotia	85,209	3,480
Brookfield Asset Management, Inc. 'A'	5,291	234
Canadian Imperial Bank of Commerce	22,669	1,321
CI Financial Corp.	32,949	327
Genworth MI Canada, Inc.	3,139	70
Great-West Lifeco, Inc. (e)	8,605	149
IGM Financial, Inc.	4,636	77
Laurentian Bank of Canada	7,813	170
Manulife Financial Corp.	42,386	532
National Bank of Canada	19,531	755
Onex Corp.	22,134	810
Power Corp. of Canada (c)	92,326	1,485
Royal Bank of Canada	68,148	4,221
Sun Life Financial, Inc.	22,039	709
Toronto-Dominion Bank	69,170	2,941
		19,500
INDUSTRIALS 0.5%
Air Canada (a)	66,167	741
Canadian National Railway Co.	5,270	412
Canadian Pacific Railway Ltd.	1,621	356
TFI International, Inc.	7,192	159
Thomson Reuters Corp.	26,896	1,832
		3,500
MATERIALS 0.2%
Canfor Corp. (a)	28,465	148
Lundin Mining Corp.	22,253	84
Methanex Corp.	3,460	42
Teck Resources Ltd. 'B'	69,768	529
Yamana Gold, Inc.	115,024	316
		1,119
UTILITIES 0.5%
AltaGas Ltd.	7,297	66
Atco Ltd. 'I'	26,107	723
Canadian Utilities Ltd. 'A'	17,439	417
Capital Power Corp.	4,862	94
Emera, Inc.	3,804	150
Fortis, Inc.	18,528	715
Hydro One Ltd.	30,348	546
TransAlta Corp.	141,953	742
		3,453
Total Canada		37,633
CHILE 0.0%
MATERIALS 0.0%
Antofagasta PLC	13,914	133
Total Chile		133
DENMARK 0.6%
CONSUMER DISCRETIONARY 0.1%
Pandora A/S	14,098	453
CONSUMER STAPLES 0.1%
Carlsberg A/S 'B'	4,416	497
FINANCIALS 0.1%
Danske Bank A/S	93,452	1,040
HEALTH CARE 0.0%
Novo Nordisk A/S 'B'	4,327	258
INDUSTRIALS 0.3%
AP Moller - Maersk A/S 'B'	899	797
ISS A/S	77,313	1,058

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Vestas Wind Systems A/S	2,813	229
		2,084
Total Denmark		4,332
FINLAND 0.8%
CONSUMER STAPLES 0.0%
Kesko Oyj 'B'	2,550	144
FINANCIALS 0.6%
Nordea Bank Abp (c)	694,750	3,908
INDUSTRIALS 0.0%
Kone Oyj 'B'	5,890	330
INFORMATION TECHNOLOGY 0.1%
Nokia Oyj	196,390	605
MATERIALS 0.1%
Stora Enso Oyj 'R'	17,350	173
UPM-Kymmene Oyj	17,074	466
		639
UTILITIES 0.0%
Fortum Oyj	10,600	154
Total Finland		5,780
FRANCE 9.9%
COMMUNICATION SERVICES 0.9%
Bollore S.A.	94,896	258
Eutelsat Communications S.A.	30,727	320
Iliad S.A.	973	131
Lagardere S.C.A.	52,594	655
Orange S.A.	283,397	3,431
Publicis Groupe S.A.	20,097	574
Vivendi S.A.	32,018	677
		6,046
CONSUMER DISCRETIONARY 0.7%
Cie Generale des Etablissements Michelin S.C.A.	20,488	1,794
Elior Group S.A.	54,676	358
Faurecia SE	2,005	59
LVMH Moet Hennessy Louis Vuitton SE	1,733	636
Peugeot S.A.	39,671	516
Renault S.A.	52,772	1,003
Sodexo S.A.	1,216	82
Valeo S.A.	18,738	305
		4,753
CONSUMER STAPLES 1.0%
Carrefour S.A.	215,945	3,424
Casino Guichard Perrachon S.A. (c)	53,832	2,060
Danone S.A.	15,671	1,003
L'Oreal S.A.	470	122
Pernod Ricard S.A.	840	119
		6,728
ENERGY 0.5%
Total S.A.	100,114	3,772
FINANCIALS 2.3%
AXA S.A.	201,094	3,405
BNP Paribas S.A.	194,716	5,685
CNP Assurances	29,174	282
Credit Agricole S.A.	185,020	1,309
Eurazeo S.A.	5,231	235
Natixis S.A.	238,026	758
SCOR SE	7,039	155

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Societe Generale S.A.	262,309	4,297
		16,126
HEALTH CARE 1.3%
Sanofi	102,669	8,888
INDUSTRIALS 1.7%
Air France-KLM (a)(c)	280,491	1,560
Alstom S.A.	11,973	494
Bouygues S.A.	57,822	1,678
Bureau Veritas S.A.	12,032	227
Cie de Saint-Gobain	77,607	1,862
Eiffage S.A.	9,480	673
Rexel S.A.	119,485	880
Safran S.A.	1,432	127
Schneider Electric SE	24,777	2,094
Teleperformance	698	145
Vinci S.A.	29,673	2,425
		12,165
INFORMATION TECHNOLOGY 0.2%
Atos SE	14,272	951
Capgemini SE	2,408	201
		1,152
MATERIALS 0.1%
Air Liquide S.A.	6,964	889
Arkema S.A.	1,967	134
		1,023
UTILITIES 1.2%
Electricite de France S.A.	307,333	2,403
Engie S.A.	383,723	3,929
Suez	79,981	813
Veolia Environnement S.A.	61,063	1,290
		8,435
Total France		69,088
GERMANY 8.9%
COMMUNICATION SERVICES 0.7%
Deutsche Telekom AG	317,014	4,094
ProSiebenSat.1 Media SE	60,402	474
Telefonica Deutschland Holding AG	64,786	159
		4,727
CONSUMER DISCRETIONARY 1.3%
adidas AG	2,302	511
Bayerische Motoren Werke AG	61,675	3,148
Ceconomy AG	107,204	233
Continental AG	13,148	937
Daimler AG	133,631	3,991
Hella GmbH & Co. KGaA	5,617	161
Hugo Boss AG	13,962	350
TUI AG	34,623	152
		9,483
CONSUMER STAPLES 0.2%
Metro AG	118,722	1,011
Suedzucker AG	35,990	515
		1,526
FINANCIALS 1.9%
Commerzbank AG	492,232	1,752
Deutsche Bank AG (c)	1,014,777	6,451
Deutsche Pfandbriefbank AG	62,158	469
DWS Group GmbH & Co. KGaA	6,580	160
Hannover Rueck SE	4,368	617
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,463	2,908
Talanx AG	19,079	642
		12,999
HEALTH CARE 1.0%
Bayer AG	97,637	5,594

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Fresenius Medical Care AG & Co. KGaA	13,287	867
Fresenius SE & Co. KGaA	23,058	859
		7,320
INDUSTRIALS 1.5%
Brenntag AG	11,108	404
Deutsche Lufthansa AG (c)	239,333	2,239
Deutsche Post AG	122,234	3,277
GEA Group AG	22,725	469
Hochtief AG	3,385	222
OSRAM Licht AG (a)(c)	5,327	236
Siemens AG	43,325	3,628
		10,475
INFORMATION TECHNOLOGY 0.2%
SAP SE	13,946	1,557
MATERIALS 1.1%
BASF SE	89,676	4,191
Covestro AG	16,102	489
Evonik Industries AG	28,475	595
HeidelbergCement AG	23,359	998
K+S AG (c)	67,778	390
Lanxess AG	5,629	224
Salzgitter AG	49,001	576
thyssenkrupp AG (c)	36,269	191
		7,654
UTILITIES 1.0%
E.ON SE	280,703	2,879
RWE AG	153,788	4,022
		6,901
Total Germany		62,642
HONG KONG 1.9%
COMMUNICATION SERVICES 0.1%
HKT Trust & HKT Ltd.	358,000	487
PCCW Ltd.	728,000	399
		886
CONSUMER DISCRETIONARY 0.2%
Melco International Development Ltd.	65,000	93
SJM Holdings Ltd.	704,000	588
Skyworth Group Ltd.	1,260,000	266
Yue Yuen Industrial Holdings Ltd.	184,000	281
		1,228
CONSUMER STAPLES 0.0%
WH Group Ltd.	94,000	87
FINANCIALS 0.1%
Bank of East Asia Ltd.	83,800	179
Hang Seng Bank Ltd.	19,300	329
		508
INDUSTRIALS 0.2%
Cathay Pacific Airways Ltd. (c)	400,000	426
CK Hutchison Holdings Ltd.	117,000	780
Jardine Matheson Holdings Ltd.	3,600	181
MTR Corp. Ltd.	82,500	425
		1,812
INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	210,500	488
Kingboard Laminates Holdings Ltd.	195,000	178
		666
REAL ESTATE 1.2%
CK Asset Holdings Ltd.	75,000	407
Hang Lung Group Ltd.	145,000	303
Hang Lung Properties Ltd.	306,000	617
Henderson Land Development Co. Ltd.	82,750	313

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Hongkong Land Holdings Ltd.	132,800	497
Hysan Development Co. Ltd.	53,000	171
Kerry Properties Ltd.	156,500	409
New World Development Co. Ltd.	386,000	412
Shimao Property Holdings Ltd.	270,500	938
Sino Land Co. Ltd.	128,000	161
Sun Hung Kai Properties Ltd.	110,000	1,438
Swire Pacific Ltd. 'A'	157,000	1,000
Wharf Holdings Ltd. (c)	386,000	678
Wharf Real Estate Investment Co. Ltd. (c)	40,000	163
Wheelock & Co. Ltd.	128,000	867
		8,374
Total Hong Kong		13,561
IRELAND 0.9%
CONSUMER DISCRETIONARY 0.0%
Aptiv PLC	1,448	71
FINANCIALS 0.1%
Bank of Ireland Group PLC	344,436	642
HEALTH CARE 0.5%
Medtronic PLC	39,302	3,544
INDUSTRIALS 0.1%
AerCap Holdings NV (a)	19,973	455
Experian PLC	11,494	320
		775
MATERIALS 0.2%
CRH PLC	32,531	883
Smurfit Kappa Group PLC	17,359	492
		1,375
Total Ireland		6,407
ISRAEL 0.6%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	928,801	675
ENERGY 0.0%
Delek Group Ltd.	694	18
FINANCIALS 0.3%
Bank Hapoalim BM	135,520	812
Bank Leumi Le-Israel BM	99,461	549
Isracard Ltd.	3,650	10
Israel Discount Bank Ltd. 'A'	265,184	773
		2,144
HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	140,799	1,264
MATERIALS 0.1%
Israel Chemicals Ltd.	80,457	256
Israel Corp. Ltd. (a)	1,127	114
		370
Total Israel		4,471
ITALY 3.8%
COMMUNICATION SERVICES 0.3%
Telecom Italia SpA	6,134,523	2,483
ENERGY 0.5%
Eni SpA	330,844	3,288
FINANCIALS 1.8%
Assicurazioni Generali SpA	179,889	2,437
Banca Monte dei Paschi di Siena SpA (a)(c)	324,246	400
Banco BPM SpA (a)	1,169,256	1,508

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

BPER Banca	214,372	652
Intesa Sanpaolo SpA	1,336,904	2,163
Mediobanca SpA	30,699	167
Poste Italiane SpA	189,869	1,598
UniCredit SpA	252,913	1,957
Unione di Banche Italiane SpA	450,166	1,166
Unipol Gruppo Finanziario SpA	123,195	420
UnipolSai Assicurazioni SpA	151,030	372
		12,840
INDUSTRIALS 0.1%
Atlantia SpA	32,631	405
Leonardo SpA	73,633	487
		892
UTILITIES 1.1%
Enel SpA	1,009,162	6,961
Hera SpA	89,855	325
Snam SpA	31,705	145
		7,431
Total Italy		26,934
JAPAN 29.6%
COMMUNICATION SERVICES 2.7%
DeNA Co. Ltd.	9,100	100
Dentsu, Inc.	19,400	375
Fuji Media Holdings, Inc.	25,100	249
GungHo Online Entertainment, Inc.	22,630	316
KDDI Corp.	129,600	3,828
Nippon Telegraph & Telephone Corp.	245,300	5,867
Nippon Television Holdings, Inc.	26,600	296
NTT DOCOMO, Inc.	109,200	3,415
SoftBank Group Corp.	105,200	3,724
Square Enix Holdings Co. Ltd.	3,300	147
Yahoo Japan Corp.	183,000	584
		18,901
CONSUMER DISCRETIONARY 5.4%
Aisin Seiki Co. Ltd.	30,700	752
Aoyama Trading Co. Ltd.	35,100	300
Asics Corp.	10,200	94
Bandai Namco Holdings, Inc.	2,600	126
Benesse Holdings, Inc.	8,900	226
Bridgestone Corp.	81,200	2,486
Casio Computer Co. Ltd.	27,000	378
DCM Holdings Co. Ltd.	41,000	379
Denso Corp.	9,100	291
EDION Corp.	41,300	341
H2O Retailing Corp.	36,500	266
Haseko Corp.	20,400	217
Honda Motor Co. Ltd.	221,600	4,959
Iida Group Holdings Co. Ltd.	10,200	141
Isetan Mitsukoshi Holdings Ltd. (c)	100,800	585
Isuzu Motors Ltd.	21,700	144
J Front Retailing Co. Ltd.	48,600	401
K's Holdings Corp.	37,500	354
KYB Corp.	16,400	313
Mazda Motor Corp.	187,000	988
NHK Spring Co. Ltd.	30,500	199
Nikon Corp.	59,500	546
Nissan Motor Co. Ltd.	721,100	2,413
NOK Corp.	27,300	299
Onward Holdings Co. Ltd.	23,400	103
Panasonic Corp.	311,100	2,355
Rakuten, Inc.	18,800	142
Sega Sammy Holdings, Inc.	14,300	173
Sekisui Chemical Co. Ltd.	39,900	526
Sekisui House Ltd.	87,000	1,435
Skylark Co. Ltd.	40,300	597
Sony Corp.	30,800	1,824
Subaru Corp. (c)	85,600	1,636
Sumitomo Electric Industries Ltd.	133,500	1,395
Sumitomo Forestry Co. Ltd.	20,400	260
Sumitomo Rubber Industries Ltd.	33,500	315
Suzuki Motor Corp.	22,100	526
Takashimaya Co. Ltd.	53,500	480
Toyota Motor Corp.	122,200	7,364
Yamada Denki Co. Ltd. (c)	199,600	795
Yamaha Motor Co. Ltd.	27,400	329

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Yokohama Rubber Co. Ltd.	20,400	253
		37,706
CONSUMER STAPLES 1.7%
Aeon Co. Ltd.	125,247	2,775
Ajinomoto Co., Inc.	56,400	1,051
Japan Tobacco, Inc.	99,056	1,832
Kao Corp.	2,600	212
Kirin Holdings Co. Ltd.	61,000	1,205
Megmilk Snow Brand Co. Ltd.	15,500	352
MEIJI Holdings Co. Ltd.	6,700	475
Morinaga Milk Industry Co. Ltd.	13,800	532
NH Foods Ltd.	17,200	599
Nippon Suisan Kaisha Ltd.	41,400	182
Sapporo Holdings Ltd.	30,900	568
Seven & i Holdings Co. Ltd.	47,000	1,552
Yamazaki Baking Co. Ltd.	31,200	650
		11,985
ENERGY 0.3%
Cosmo Energy Holdings Co. Ltd.	15,600	218
Idemitsu Kosan Co. Ltd.	12,731	291
Inpex Corp.	81,300	456
Iwatani Corp.	10,200	341
Japan Petroleum Exploration Co. Ltd.	18,500	303
JXTG Holdings, Inc.	71,250	243
		1,852
FINANCIALS 4.7%
77 Bank Ltd.	13,900	179
AEON Financial Service Co. Ltd.	13,200	141
Chiba Bank Ltd.	73,800	321
Concordia Financial Group Ltd.	134,700	392
Credit Saison Co. Ltd.	28,200	327
Dai-ichi Life Holdings, Inc.	192,600	2,287
Daiwa Securities Group, Inc. (c)	118,700	459
Gunma Bank Ltd.	112,300	339
Hachijuni Bank Ltd.	112,500	405
Hokuhoku Financial Group, Inc.	23,500	209
Japan Post Bank Co. Ltd. (c)	87,700	810
Japan Post Holdings Co. Ltd.	260,000	2,034
Japan Post Insurance Co. Ltd.	36,900	456
Kyushu Financial Group, Inc.	46,200	176
Mitsubishi UFJ Financial Group, Inc.	1,453,200	5,437
Mizuho Financial Group, Inc.	3,357,100	3,852
MS&AD Insurance Group Holdings, Inc.	43,700	1,219
Nishi-Nippon Financial Holdings, Inc.	24,500	137
Nomura Holdings, Inc.	666,800	2,814
ORIX Corp.	83,100	991
Resona Holdings, Inc.	319,700	959
Shinsei Bank Ltd.	38,500	510
Shizuoka Bank Ltd.	24,400	148
Sompo Holdings, Inc.	29,500	909
Sony Financial Holdings, Inc.	10,500	176
Sumitomo Mitsui Financial Group, Inc.	150,400	3,654
Sumitomo Mitsui Trust Holdings, Inc.	21,600	621
Suruga Bank Ltd. (c)	168,600	552
T&D Holdings, Inc.	40,500	328
Tokio Marine Holdings, Inc.	42,000	1,922
Yamaguchi Financial Group, Inc.	63,000	355
		33,119
HEALTH CARE 1.2%
Alfresa Holdings Corp.	11,100	207
Astellas Pharma, Inc.	136,100	2,097
Daiichi Sankyo Co. Ltd.	16,516	1,134
Hoya Corp.	6,800	578
Medipal Holdings Corp.	11,400	213
Miraca Holdings, Inc.	20,300	428
Nipro Corp.	42,900	505
Olympus Corp.	30,200	435
Otsuka Holdings Co. Ltd.	16,228	633
Sumitomo Dainippon Pharma Co. Ltd.	14,700	191
Suzuken Co. Ltd.	5,900	214
Takeda Pharmaceutical Co. Ltd.	52,900	1,611
Toho Holdings Co. Ltd.	11,700	245
		8,491
INDUSTRIALS 5.2%
Amada Holdings Co. Ltd.	40,600	318

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

ANA Holdings, Inc. (c)	46,600	1,135
Asahi Glass Co. Ltd.	27,100	660
Central Japan Railway Co.	4,500	721
Dai Nippon Printing Co. Ltd.	41,900	890
Daikin Industries Ltd.	4,600	555
East Japan Railway Co.	27,500	2,081
Ebara Corp.	8,700	164
FANUC Corp.	2,100	281
Fuji Electric Co. Ltd.	16,000	359
Fujikura Ltd.	208,200	597
Furukawa Electric Co. Ltd.	21,400	386
Glory Ltd.	17,300	397
GS Yuasa Corp.	23,100	309
Hankyu Hanshin Holdings, Inc.	7,600	255
Hino Motors Ltd.	43,500	232
Hitachi Construction Machinery Co. Ltd.	11,000	221
IHI Corp.	26,300	306
ITOCHU Corp.	107,900	2,233
Japan Airlines Co. Ltd. (c)	59,900	1,101
JTEKT Corp.	29,600	200
Kajima Corp.	29,900	306
Kawasaki Heavy Industries Ltd.	34,800	501
Kawasaki Kisen Kaisha Ltd. (a)	12,700	94
Komatsu Ltd.	9,300	151
Kubota Corp.	62,800	799
LIXIL Group Corp.	88,400	1,089
Marubeni Corp.	205,200	1,018
Mitsubishi Corp.	62,100	1,314
Mitsubishi Electric Corp.	211,400	2,583
Mitsubishi Heavy Industries Ltd. (c)	72,700	1,832
Mitsui & Co. Ltd.	190,900	2,650
Mitsui E&S Holdings Co. Ltd. (a)	52,100	250
Mitsui OSK Lines Ltd.	27,100	434
Nippo Corp.	6,200	136
Nippon Express Co. Ltd.	8,600	419
Nippon Sheet Glass Co. Ltd.	100,400	307
Nippon Yusen KK	62,200	735
Nisshinbo Holdings, Inc.	65,700	435
NSK Ltd.	93,700	596
NTN Corp. (c)	296,100	512
Obayashi Corp.	43,200	367
Secom Co. Ltd.	3,700	306
Shimizu Corp.	29,900	233
Sojitz Corp. (c)	179,300	420
Sumitomo Corp.	132,600	1,512
Sumitomo Heavy Industries Ltd.	21,400	383
Taisei Corp.	6,700	204
Toppan Printing Co. Ltd.	57,800	882
Toshiba Corp.	34,200	750
Toyota Tsusho Corp.	26,700	624
West Japan Railway Co.	17,600	1,204
		36,447
INFORMATION TECHNOLOGY 4.1%
Alps Electric Co. Ltd.	9,700	93
Brother Industries Ltd.	36,900	559
Canon Marketing Japan, Inc.	10,000	198
Canon, Inc.	153,650	3,339
Citizen Watch Co. Ltd.	108,200	382
FUJIFILM Holdings Corp.	54,300	2,676
Fujitsu Ltd.	40,800	3,675
Hitachi High-Technologies Corp.	3,900	288
Hitachi Ltd.	178,800	5,136
Ibiden Co. Ltd.	26,700	583
Japan Display, Inc. (a)(c)	907,900	409
Konica Minolta, Inc.	214,300	863
Kyocera Corp.	15,700	926
Mixi, Inc.	32,400	471
Murata Manufacturing Co. Ltd.	11,500	572
NEC Corp.	65,700	2,392
Nippon Electric Glass Co. Ltd.	26,700	356
NTT Data Corp.	47,200	452
Oki Electric Industry Co. Ltd.	35,400	331
Omron Corp.	11,400	589
Renesas Electronics Corp. (a)	36,200	129
Ricoh Co. Ltd. (c)	216,700	1,582
Rohm Co. Ltd.	7,300	396
SCREEN Holdings Co. Ltd. (c)	5,100	187
Seiko Epson Corp.	64,300	692
TDK Corp.	4,300	331
Tokyo Electron Ltd.	3,700	690
Toshiba TEC Corp.	9,000	282

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Yokogawa Electric Corp.	7,300	87
		28,666
MATERIALS 2.4%
Asahi Kasei Corp.	102,300	717
Daicel Corp.	64,200	467
DIC Corp.	19,700	434
Hitachi Chemical Co. Ltd.	9,300	396
JFE Holdings, Inc.	119,400	774
JSR Corp.	20,800	380
Kaneka Corp.	14,200	338
Kobe Steel Ltd.	237,400	730
Kuraray Co. Ltd.	55,700	560
Mitsubishi Chemical Holdings Corp.	347,300	2,062
Mitsubishi Gas Chemical Co., Inc.	13,000	140
Mitsubishi Materials Corp.	34,600	707
Mitsui Chemicals, Inc.	27,600	520
Mitsui Mining & Smelting Co. Ltd. (c)	13,600	226
Nippon Light Metal Holdings Co. Ltd.	198,700	309
Nippon Paper Industries Co. Ltd. 'L'	49,118	698
Nippon Steel Corp.	140,900	1,201
Nitto Denko Corp.	12,800	569
Oji Holdings Corp.	49,000	261
Shin-Etsu Chemical Co. Ltd.	7,600	747
Sumitomo Chemical Co. Ltd.	407,300	1,203
Taiheiyo Cement Corp.	19,000	324
Teijin Ltd.	47,600	805
Tokuyama Corp.	5,500	106
Toray Industries, Inc.	79,200	343
Tosoh Corp.	46,200	522
Toyo Seikan Group Holdings Ltd.	11,200	128
Toyobo Co. Ltd.	39,700	419
UACJ Corp.	11,000	157
Ube Industries Ltd.	28,000	427
Zeon Corp.	19,900	149
		16,819
REAL ESTATE 0.2%
Daiwa House Industry Co. Ltd.	23,900	590
Mitsubishi Estate Co. Ltd.	6,800	100
Nomura Real Estate Holdings, Inc.	17,900	290
Tokyo Tatemono Co. Ltd.	9,500	101
Tokyu Fudosan Holdings Corp.	30,000	144
		1,225
UTILITIES 1.7%
Chubu Electric Power Co., Inc.	159,000	2,244
Chugoku Electric Power Co., Inc.	95,200	1,328
Electric Power Development Co. Ltd. 'C'	30,500	611
Hokkaido Electric Power Co., Inc.	101,600	439
Hokuriku Electric Power Co.	75,988	532
Kansai Electric Power Co., Inc.	73,900	823
Kyushu Electric Power Co., Inc.	145,700	1,169
Osaka Gas Co. Ltd.	16,200	304
Shikoku Electric Power Co., Inc.	56,600	446
Tohoku Electric Power Co., Inc.	124,900	1,201
Tokyo Electric Power Co. Holdings, Inc. (a)	805,900	2,803
Tokyo Gas Co. Ltd.	4,800	113
		12,013
Total Japan		207,224
LUXEMBOURG 0.2%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular S.A.	17,923	498
RTL Group S.A.	10,535	353
SES S.A.	41,230	242
		1,093
MATERIALS 0.1%
ArcelorMittal S.A.	39,770	375
Total Luxembourg		1,468
MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	131,600	479

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Wynn Macau Ltd.	130,400	195
		674
Total Macau		674
NETHERLANDS 2.6%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	285,765	684
VEON Ltd. ADR	507,509	766
		1,450
CONSUMER STAPLES 0.6%
Heineken Holding NV	5,356	418
Koninklijke Ahold Delhaize NV	145,731	3,395
		3,813
ENERGY 0.8%
Royal Dutch Shell PLC 'A'	330,743	5,735
FINANCIALS 0.4%
Aegon NV	270,309	675
ASR Nederland NV	15,845	398
ING Groep NV	255,445	1,309
NN Group NV	19,482	530
		2,912
HEALTH CARE 0.2%
Koninklijke Philips NV	37,962	1,559
INDUSTRIALS 0.3%
Randstad NV	12,437	439
Signify NV	65,012	1,260
Wolters Kluwer NV	1,615	114
		1,813
INFORMATION TECHNOLOGY 0.0%
NXP Semiconductors NV	3,632	301
MATERIALS 0.1%
Akzo Nobel NV	8,852	582
Koninklijke DSM NV	3,236	364
		946
Total Netherlands		18,529
NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	235,845	574
MATERIALS 0.0%
Fletcher Building Ltd.	246,239	513
UTILITIES 0.1%
Contact Energy Ltd.	109,912	374
Meridian Energy Ltd.	69,217	165
		539
Total New Zealand		1,626
NORWAY 0.6%
COMMUNICATION SERVICES 0.1%
Telenor ASA	50,365	736
CONSUMER STAPLES 0.1%
Mowi ASA	15,356	232
Orkla ASA	47,376	406
		638
ENERGY 0.2%
Equinor ASA	126,880	1,582

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

FINANCIALS 0.1%
DNB ASA	42,262	471
Gjensidige Forsikring ASA	9,878	168
		639
MATERIALS 0.1%
Norsk Hydro ASA	171,984	371
Yara International ASA	8,423	266
		637
Total Norway		4,232
PORTUGAL 0.4%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS S.A.	9,845	178
MATERIALS 0.0%
Navigator Co. S.A.	43,384	103
UTILITIES 0.3%
EDP - Energias de Portugal S.A.	566,006	2,277
Total Portugal		2,558
SINGAPORE 0.8%
COMMUNICATION SERVICES 0.1%
Singapore Press Holdings Ltd.	89,400	116
Singapore Telecommunications Ltd.	417,400	744
		860
CONSUMER STAPLES 0.0%
Wilmar International Ltd.	67,200	152
FINANCIALS 0.3%
DBS Group Holdings Ltd.	55,110	719
Oversea-Chinese Banking Corp. Ltd.	101,600	616
United Overseas Bank Ltd.	61,000	837
		2,172
INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	241,100	257
Keppel Corp. Ltd.	180,000	669
Sembcorp Industries Ltd.	250,800	275
Singapore Airlines Ltd.	159,767	649
		1,850
REAL ESTATE 0.1%
CapitaLand Ltd.	37,400	75
City Developments Ltd.	26,500	134
		209
Total Singapore		5,243
SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	77,609	145
Total South Africa		145
SPAIN 3.6%
COMMUNICATION SERVICES 0.6%
Telefonica S.A.	948,753	4,318
CONSUMER DISCRETIONARY 0.1%
Gestamp Automocion S.A.	77,843	197

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Industria de Diseno Textil S.A.	8,649	224
		421
ENERGY 0.1%
Repsol S.A.	72,899	650
FINANCIALS 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	752,459	2,330
Banco de Sabadell S.A.	1,823,292	922
Banco Santander S.A.	2,934,739	6,981
Bankia S.A.	125,640	137
Mapfre S.A.	283,782	481
Unicaja Banco S.A.	157,154	90
		10,941
INDUSTRIALS 0.2%
ACS Actividades de Construccion Y Servicios S.A.	45,182	898
Ferrovial S.A.	30,218	717
		1,615
UTILITIES 1.0%
Acciona S.A. (c)	5,689	602
Enagas S.A.	3,880	77
Endesa S.A.	79,677	1,686
Iberdrola S.A.	378,441	3,701
Naturgy Energy Group S.A. (c)	53,285	935
Red Electrica Corp. S.A.	6,204	111
		7,112
Total Spain		25,057
SWEDEN 1.4%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	131,816	472
CONSUMER DISCRETIONARY 0.2%
Autoliv, Inc.	3,751	173
Electrolux AB 'B'	21,399	264
Hennes & Mauritz AB 'B'	92,428	1,183
		1,620
CONSUMER STAPLES 0.0%
ICA Gruppen AB	3,394	143
Swedish Match AB	2,183	124
		267
FINANCIALS 0.5%
Skandinaviska Enskilda Banken AB 'A'	175,705	1,177
Svenska Handelsbanken AB 'A'	128,920	1,063
Swedbank AB 'A'	103,642	1,143
		3,383
INDUSTRIALS 0.5%
Atlas Copco AB 'A'	26,491	881
Electrolux Professional AB (a)	21,399	62
Sandvik AB	34,624	487
Securitas AB 'B'	9,212	99
Skanska AB 'B'	32,580	490
SKF AB 'B'	42,707	582
Volvo AB 'B'	77,793	924
		3,525
INFORMATION TECHNOLOGY 0.1%
Telefonaktiebolaget LM Ericsson 'B'	53,066	429
MATERIALS 0.0%
Boliden AB	7,618	137

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Total Sweden		9,833
SWITZERLAND 6.4%
COMMUNICATION SERVICES 0.1%
Swisscom AG (c)	1,751	938
CONSUMER DISCRETIONARY 0.1%
Dufry AG	7,511	231
Garmin Ltd.	4,213	316
Swatch Group AG	1,127	221
		768
CONSUMER STAPLES 1.4%
Nestle S.A.	92,582	9,477
FINANCIALS 2.0%
Baloise Holding AG	2,129	278
Credit Suisse Group AG	193,844	1,565
Helvetia Holding AG	3,760	321
Swiss Life Holding AG	4,722	1,585
Swiss Re AG	32,785	2,524
UBS Group AG	261,825	2,400
Zurich Insurance Group AG	14,495	5,092
		13,765
HEALTH CARE 1.9%
Novartis AG	63,441	5,234
Roche Holding AG	24,367	7,840
		13,074
INDUSTRIALS 0.6%
ABB Ltd. (c)	149,114	2,592
Adecco Group AG	26,266	1,035
Kuehne + Nagel International AG	3,564	485
		4,112
INFORMATION TECHNOLOGY 0.1%
STMicroelectronics NV	14,411	306
TE Connectivity Ltd.	8,678	546
		852
MATERIALS 0.2%
Glencore PLC	736,562	1,115
LafargeHolcim Ltd.	15,660	571
		1,686
REAL ESTATE 0.0%
Swiss Prime Site AG	1,066	104
Total Switzerland		44,776
UNITED KINGDOM 11.4%
COMMUNICATION SERVICES 0.9%
BT Group PLC	672,757	979
ITV PLC	268,846	221
Pearson PLC	82,054	562
Vodafone Group PLC	2,387,917	3,303
WPP PLC	217,837	1,481
		6,546
CONSUMER DISCRETIONARY 1.2%
Barratt Developments PLC	80,629	436
Berkeley Group Holdings PLC	11,844	529
Burberry Group PLC	24,042	391
Compass Group PLC	71,960	1,121
Dixons Carphone PLC	425,863	408
Fiat Chrysler Automobiles NV	252,840	1,818
Inchcape PLC	98,799	527
InterContinental Hotels Group PLC	2,555	109
Kingfisher PLC	657,418	1,155
Marks & Spencer Group PLC	715,276	867
Next PLC	6,417	322

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Persimmon PLC	9,923	234
Taylor Wimpey PLC	138,934	200
Whitbread PLC	5,024	186
William Hill PLC	284,698	236
		8,539
CONSUMER STAPLES 1.5%
Associated British Foods PLC	8,131	182
British American Tobacco PLC	83,184	2,834
Diageo PLC	29,884	948
Imperial Brands PLC	124,295	2,294
J Sainsbury PLC	498,629	1,290
Reckitt Benckiser Group PLC	3,702	282
Tate & Lyle PLC	40,975	333
Unilever NV	24,418	1,200
Unilever PLC	16,781	846
WM Morrison Supermarkets PLC	154,802	338
		10,547
ENERGY 0.6%
BP PLC	947,820	3,887
Subsea 7 S.A.	14,489	68
		3,955
FINANCIALS 3.1%
3i Group PLC	17,265	167
Aviva PLC	658,899	2,166
Barclays PLC	3,053,701	3,470
Direct Line Insurance Group PLC	198,512	725
HSBC Holdings PLC	1,407,513	7,901
Legal & General Group PLC	183,752	434
Lloyds Banking Group PLC	7,344,089	2,871
Ninety One PLC (a)	29,100	63
Royal Bank of Scotland Group PLC	331,281	457
Standard Chartered PLC	390,239	2,158
Standard Life Aberdeen PLC	266,996	737
Virgin Money UK PLC	491,266	375
		21,524
HEALTH CARE 0.8%
AstraZeneca PLC	34,731	3,095
GlaxoSmithKline PLC	101,200	1,899
Smith & Nephew PLC	17,451	307
		5,301
INDUSTRIALS 1.0%
Aggreko PLC	75,805	453
Ashtead Group PLC	15,452	334
Babcock International Group PLC	54,163	256
BAE Systems PLC	306,869	1,972
Capita PLC (a)	515,246	208
CNH Industrial NV	82,499	470
easyJet PLC	30,432	211
Ferguson PLC	5,419	335
Firstgroup PLC (a)	240,283	148
G4S PLC	224,824	256
International Consolidated Airlines Group S.A.	63,225	164
Meggitt PLC	66,739	240
RELX PLC	20,042	428
Rolls-Royce Holdings PLC	69,114	292
Royal Mail PLC	692,548	1,068
Smiths Group PLC	10,240	154
Travis Perkins PLC	32,144	349
		7,338
INFORMATION TECHNOLOGY 0.0%
Micro Focus International PLC	12,898	64
Sage Group PLC	35,427	257
		321
MATERIALS 1.0%
Anglo American PLC	35,857	628
DS Smith PLC	63,884	216
Mondi PLC	36,657	619
Rio Tinto Ltd.	31,477	1,622

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Rio Tinto PLC	89,549	4,105
		7,190
UTILITIES 1.3%
Centrica PLC	2,699,166	1,272
National Grid PLC	466,028	5,445
Severn Trent PLC	8,889	251
SSE PLC	122,511	1,969
		8,937
Total United Kingdom		80,198
UNITED STATES 0.3%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC	11,705	140
Samsonite International S.A.	172,800	162
		302
HEALTH CARE 0.2%
Bausch Health Cos., Inc. (a)	104,018	1,612
Total United States		1,914
Total Common Stocks (Cost $757,693)		675,335
PREFERRED STOCKS 0.6%
GERMANY 0.6%
INDUSTRIALS 0.6%
Henkel AG & Co. KGaA	6,570	525
Schaeffler AG	73,342	441
Volkswagen AG	28,652	3,301
		4,267
Total Preferred Stocks (Cost $4,767)		4,267
REAL ESTATE INVESTMENT TRUSTS 0.5%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Mirvac Group	243,582	309
Scentre Group	67,975	65
Stockland	260,544	401
		775
Total Australia		775
CANADA 0.2%
REAL ESTATE 0.2%
Artis Real Estate Investment Trust	51,262	291
Cominar Real Estate Investment Trust	67,045	386
Dream Office Real Estate Investment Trust	22,463	373
H&R Real Estate Investment Trust	43,708	277
RioCan Real Estate Investment Trust	19,984	229
		1,556
Total Canada		1,556
FRANCE 0.1%
REAL ESTATE 0.1%
Unibail-Rodamco-Westfield	7,367	421
Total France		421
HONG KONG 0.0%
REAL ESTATE 0.0%
Link REIT	26,700	225

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Total Hong Kong		225
UNITED KINGDOM 0.1%
REAL ESTATE 0.1%
British Land Co. PLC	49,760	207
Land Securities Group PLC	26,523	183
		390
Total United Kingdom		390
Total Real Estate Investment Trusts (Cost $5,185)		3,367
WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. 'B' - Exp. 03/31/2025	226,011	3
Total Warrants (Cost $0)		3
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.4%		2,789
Total Short-Term Instruments (Cost $2,789)		2,789
Total Investments in Securities (Cost $770,434)		685,761
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
MUTUAL FUNDS 4.0%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	28,484,297	28,484
Total Short-Term Instruments (Cost $28,484)		28,484
Total Investments in Affiliates (Cost $28,484)		28,484
Total Investments 101.8% (Cost $798,918)		$714,245
Other Assets and Liabilities, net (1.8)%		(12,924)
Net Assets 100.0%		$701,321

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $28,429 were out on loan in exchange for $31,781 of cash collateral as of March 31, 2020.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets
Great-West Lifeco, Inc.					03/11/2020 - 04/06/2020		$161	$149	0.02%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$2,789	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020		$(2,850)	$2,789	$2,789
Total Repurchase Agreements							$(2,850)	$2,789	$2,789
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$2,321	$0	$2,321
	Consumer Discretionary				0	1,667	0	1,667
	Consumer Staples				0	3,808	0	3,808
	Energy				0	475	0	475
	Financials				0	17,985	0	17,985
	Health Care				0	374	0	374
	Industrials				0	1,731	0	1,731
	Materials				0	5,331	0	5,331
	Real Estate				0	169	0	169
Austria
	Energy				0	313	0	313
	Financials				0	599	0	599
	Industrials				0	270	0	270
	Materials				0	589	0	589
Belgium
	Communication Services				0	579	0	579
	Consumer Staples				0	1,518	0	1,518
	Financials				0	2,340	0	2,340
	Industrials				0	301	0	301
	Materials				0	507	0	507
Canada
	Communication Services				1,711	0	0	1,711
	Consumer Discretionary				1,875	0	0	1,875
	Consumer Staples				2,269	0	0	2,269
	Energy				4,206	0	0	4,206
	Financials				19,500	0	0	19,500
	Industrials				3,500	0	0	3,500
	Materials				1,119	0	0	1,119
	Utilities				3,453	0	0	3,453
Chile
	Materials				0	133	0	133
Denmark
	Consumer Discretionary				0	453	0	453
	Consumer Staples				0	497	0	497
	Financials				0	1,040	0	1,040
	Health Care				0	258	0	258
	Industrials				0	2,084	0	2,084
Finland
	Consumer Staples				0	144	0	144
	Financials				0	3,908	0	3,908

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Industrials	0	330	0	330
Information Technology	0	605	0	605
Materials	0	639	0	639
Utilities	0	154	0	154
France
Communication Services	0	6,046	0	6,046
Consumer Discretionary	0	4,753	0	4,753
Consumer Staples	0	6,728	0	6,728
Energy	0	3,772	0	3,772
Financials	0	16,126	0	16,126
Health Care	0	8,888	0	8,888
Industrials	0	12,165	0	12,165
Information Technology	0	1,152	0	1,152
Materials	0	1,023	0	1,023
Utilities	0	8,435	0	8,435
Germany
Communication Services	0	4,727	0	4,727
Consumer Discretionary	0	9,483	0	9,483
Consumer Staples	0	1,526	0	1,526
Financials	0	12,999	0	12,999
Health Care	0	7,320	0	7,320
Industrials	0	10,475	0	10,475
Information Technology	0	1,557	0	1,557
Materials	0	7,654	0	7,654
Utilities	0	6,901	0	6,901
Hong Kong
Communication Services	0	886	0	886
Consumer Discretionary	0	1,228	0	1,228
Consumer Staples	0	87	0	87
Financials	0	508	0	508
Industrials	0	1,812	0	1,812
Information Technology	0	666	0	666
Real Estate	0	8,374	0	8,374
Ireland
Consumer Discretionary	71	0	0	71
Financials	0	642	0	642
Health Care	3,544	0	0	3,544
Industrials	455	320	0	775
Materials	0	1,375	0	1,375
Israel
Communication Services	0	675	0	675
Energy	0	18	0	18
Financials	10	2,134	0	2,144
Health Care	1,264	0	0	1,264
Materials	0	370	0	370
Italy
Communication Services	0	2,483	0	2,483
Energy	0	3,288	0	3,288
Financials	0	12,840	0	12,840
Industrials	0	892	0	892
Utilities	0	7,431	0	7,431
Japan
Communication Services	0	18,901	0	18,901
Consumer Discretionary	0	37,706	0	37,706
Consumer Staples	0	11,985	0	11,985
Energy	0	1,852	0	1,852
Financials	0	33,119	0	33,119
Health Care	0	8,491	0	8,491
Industrials	0	36,447	0	36,447
Information Technology	0	28,666	0	28,666
Materials	0	16,819	0	16,819
Real Estate	0	1,225	0	1,225
Utilities	0	12,013	0	12,013
Luxembourg
Communication Services	0	1,093	0	1,093
Materials	0	375	0	375
Macau
Consumer Discretionary	0	674	0	674
Netherlands
Communication Services	766	684	0	1,450
Consumer Staples	0	3,813	0	3,813
Energy	0	5,735	0	5,735
Financials	0	2,912	0	2,912
Health Care	0	1,559	0	1,559
Industrials	114	1,699	0	1,813
Information Technology	301	0	0	301
Materials	0	946	0	946
New Zealand
Communication Services	0	574	0	574
Materials	0	513	0	513
Utilities	0	539	0	539
Norway
Communication Services	0	736	0	736
Consumer Staples	0	638	0	638
Energy	0	1,582	0	1,582
Financials	0	639	0	639

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2020 (Unaudited)

Materials	0	637	0	637
Portugal
Consumer Staples	0	178	0	178
Materials	0	103	0	103
Utilities	0	2,277	0	2,277
Singapore
Communication Services	0	860	0	860
Consumer Staples	0	152	0	152
Financials	0	2,172	0	2,172
Industrials	0	1,850	0	1,850
Real Estate	0	209	0	209
South Africa
Financials	0	145	0	145
Spain
Communication Services	0	4,318	0	4,318
Consumer Discretionary	0	421	0	421
Energy	0	650	0	650
Financials	0	10,941	0	10,941
Industrials	0	1,615	0	1,615
Utilities	0	7,112	0	7,112
Sweden
Communication Services	0	472	0	472
Consumer Discretionary	173	1,447	0	1,620
Consumer Staples	0	267	0	267
Financials	0	3,383	0	3,383
Industrials	62	3,463	0	3,525
Information Technology	0	429	0	429
Materials	0	137	0	137
Switzerland
Communication Services	0	938	0	938
Consumer Discretionary	316	452	0	768
Consumer Staples	0	9,477	0	9,477
Financials	0	13,765	0	13,765
Health Care	0	13,074	0	13,074
Industrials	0	4,112	0	4,112
Information Technology	546	306	0	852
Materials	0	1,686	0	1,686
Real Estate	0	104	0	104
United Kingdom
Communication Services	0	6,546	0	6,546
Consumer Discretionary	1,818	6,721	0	8,539
Consumer Staples	0	10,547	0	10,547
Energy	0	3,955	0	3,955
Financials	63	21,461	0	21,524
Health Care	0	5,301	0	5,301
Industrials	0	7,338	0	7,338
Information Technology	0	321	0	321
Materials	0	7,190	0	7,190
Utilities	0	8,937	0	8,937
United States
Consumer Discretionary	0	302	0	302
Health Care	1,612	0	0	1,612
Preferred Stocks
Germany
Industrials	0	4,267	0	4,267
Real Estate Investment Trusts
Australia
Real Estate	0	775	0	775
Canada
Real Estate	1,556	0	0	1,556
France
Real Estate	204	217	0	421
Hong Kong
Real Estate	0	225	0	225
United Kingdom
Real Estate	0	390	0	390
Warrants
Spain
Industrials	3	0	0	3
Short-Term Instruments
Repurchase Agreements	0	2,789	0	2,789
	$50,511	$635,250	$0	$685,761
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	28,484	0	0	28,484
Total Investments	$78,995	$635,250	$0	$714,245

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAE US Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 98.5%
IRELAND 0.1%
INDUSTRIALS 0.1%
Trane Technologies PLC	3,871	$320
Total Ireland		320
JERSEY, CHANNEL ISLANDS 0.0%
MATERIALS 0.0%
Amcor PLC (a)	11,680	95
Total Jersey, Channel Islands		95
LUXEMBOURG 0.0%
COMMUNICATION SERVICES 0.0%
Intelsat S.A. (a)(c)	80,489	123
Total Luxembourg		123
SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	5,316	594
Total Switzerland		594
UNITED KINGDOM 0.7%
COMMUNICATION SERVICES 0.3%
Liberty Global PLC (a)	88,209	1,386
CONSUMER DISCRETIONARY 0.0%
Capri Holdings Ltd. (a)	8,795	95
CONSUMER STAPLES 0.0%
Coca-Cola European Partners PLC	5,733	215
ENERGY 0.0%
Valaris PLC (c)	89,013	40
FINANCIALS 0.1%
Aon PLC	1,879	310
INDUSTRIALS 0.1%
Pentair PLC	11,831	352
MATERIALS 0.2%
Linde PLC	7,910	1,368
Total United Kingdom		3,766
UNITED STATES 97.6%
COMMUNICATION SERVICES 7.7%
Alphabet, Inc. 'C' (a)	1,599	1,859
Altice USA, Inc. 'A' (a)	35,215	785
AT&T, Inc.	290,217	8,460
CenturyLink, Inc.	189,941	1,797
Charter Communications, Inc. 'A' (a)	3,139	1,369
Comcast Corp. 'A'	167,445	5,757
Discovery, Inc. 'A' (a)	3,648	71
Facebook, Inc. 'A' (a)	1,689	282

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2020 (Unaudited)

Interpublic Group of Cos., Inc.	34,400	557
Liberty Latin America Ltd. 'C' (a)	31,755	326
Liberty Media Corp-Liberty SiriusXM 'C' (a)	40,870	1,292
News Corp. 'A'	28,099	252
Omnicom Group, Inc.	19,296	1,059
Sprint Corp. (a)	252,836	2,179
T-Mobile US, Inc. (a)	10,616	891
Telephone & Data Systems, Inc.	25,427	426
Verizon Communications, Inc.	179,516	9,645
ViacomCBS, Inc. 'B'	108,040	1,514
Walt Disney Co.	49,831	4,814
		43,335
CONSUMER DISCRETIONARY 8.7%
Adient PLC (a)	23,415	212
AutoNation, Inc. (a)	20,211	567
AutoZone, Inc. (a)	388	328
Bed Bath & Beyond, Inc. (c)	240,022	1,011
Best Buy Co., Inc.	23,183	1,321
Booking Holdings, Inc. (a)	103	139
CarMax, Inc. (a)	7,741	417
Carnival Corp.	22,945	302
Carter's, Inc.	967	64
Dick's Sporting Goods, Inc.	13,713	292
Dillard's, Inc. 'A' (c)	11,879	439
Dollar General Corp.	7,249	1,095
eBay, Inc.	61,541	1,850
Expedia Group, Inc.	3,130	176
Foot Locker, Inc.	1,892	42
Ford Motor Co.	459,065	2,217
GameStop Corp. 'A' (c)	218,661	765
Gap, Inc.	64,647	455
General Motors Co.	192,094	3,992
Goodyear Tire & Rubber Co.	114,569	667
H&R Block, Inc.	14,933	210
Harley-Davidson, Inc.	13,435	254
Hasbro, Inc.	3,711	266
Home Depot, Inc.	31,704	5,919
Hyatt Hotels Corp. 'A'	3,126	150
International Game Technology PLC	24,107	143
Kohl's Corp.	28,032	409
L Brands, Inc.	56,088	648
Las Vegas Sands Corp.	16,143	686
LKQ Corp. (a)	15,035	308
Lowe's Cos., Inc.	36,932	3,178
Macy's, Inc. (c)	118,967	584
Mattel, Inc. (a)	73,298	646
McDonald's Corp.	19,421	3,211
MGM Resorts International (c)	5,009	59
Mohawk Industries, Inc. (a)	1,143	87
Newell Brands, Inc.	56,640	752
NIKE, Inc. 'B'	13,142	1,087
Nordstrom, Inc. (c)	38,824	596
NVR, Inc. (a)	41	105
O'Reilly Automotive, Inc. (a)	997	300
Office Depot, Inc.	266,466	437
Polaris, Inc.	1,920	92
PulteGroup, Inc.	30,595	683
PVH Corp.	2,934	110
Qurate Retail, Inc. (a)	130,000	794
Ralph Lauren Corp.	4,009	268
Royal Caribbean Cruises Ltd.	8,550	275
Sally Beauty Holdings, Inc. (a)	64,375	520
Signet Jewelers Ltd.	73,850	476
Six Flags Entertainment Corp.	6,906	87
Starbucks Corp.	10,422	685
Tapestry, Inc.	18,900	245
Target Corp.	47,851	4,449
TJX Cos., Inc.	12,799	612
Urban Outfitters, Inc. (a)	7,008	100
VF Corp.	2,233	121
Visteon Corp. (a)	18,955	909
Wendy's Co.	11,476	171
Whirlpool Corp.	8,131	698
Williams-Sonoma, Inc.	2,133	91
Wyndham Destinations, Inc.	11,701	254
Yum! Brands, Inc.	14,960	1,025
		49,051
CONSUMER STAPLES 12.2%
Altria Group, Inc.	89,055	3,444
Archer-Daniels-Midland Co.	53,827	1,894
Bunge Ltd.	18,276	750
Campbell Soup Co.	12,445	574

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2020 (Unaudited)

Church & Dwight Co., Inc.	1,899	122
Clorox Co.	409	71
Coca-Cola Co.	91,555	4,051
Colgate-Palmolive Co.	27,236	1,807
Conagra Brands, Inc.	5,940	174
Costco Wholesale Corp.	4,614	1,316
Coty, Inc. 'A'	13,877	72
General Mills, Inc.	21,421	1,130
Herbalife Nutrition Ltd. (a)	15,429	450
Hershey Co.	3,213	426
Ingredion, Inc.	5,810	439
JM Smucker Co.	9,215	1,023
Kellogg Co.	7,586	455
Kimberly-Clark Corp.	11,728	1,500
Kraft Heinz Co.	57,659	1,426
Kroger Co.	199,868	6,020
Molson Coors Brewing Co.	18,055	704
Mondelez International, Inc. 'A'	71,123	3,562
PepsiCo, Inc.	57,721	6,932
Philip Morris International, Inc.	62,812	4,583
Procter & Gamble Co.	103,156	11,347
Rite Aid Corp. (a)(c)	107,668	1,615
Spectrum Brands Holdings, Inc.	9,626	350
Sysco Corp.	12,781	583
Tyson Foods, Inc. 'A'	4,400	255
U.S. Foods Holding Corp. (a)	23,594	418
Walgreens Boots Alliance, Inc.	46,112	2,110
Walmart, Inc.	83,932	9,536
		69,139
ENERGY 2.9%
Antero Resources Corp. (a)(c)	261,852	187
Baker Hughes Co.	38,539	405
Chevron Corp.	40,371	2,925
ConocoPhillips	13,205	407
CVR Energy, Inc.	3,168	52
Diamond Offshore Drilling, Inc. (a)(c)	110,641	202
Exxon Mobil Corp.	142,396	5,407
Hess Corp.	4,247	141
HollyFrontier Corp.	13,076	320
Kinder Morgan, Inc.	101,814	1,417
Marathon Petroleum Corp.	16,834	398
Murphy Oil Corp.	34,516	212
Nabors Industries Ltd.	283,370	110
National Oilwell Varco, Inc.	20,632	203
Occidental Petroleum Corp.	34,734	402
PBF Energy, Inc. 'A'	6,979	49
Phillips 66	19,404	1,041
Range Resources Corp. (c)	149,059	340
Schlumberger Ltd.	18,129	245
Transocean Ltd. (a)(c)	199,858	232
Valero Energy Corp.	29,930	1,358
Williams Cos., Inc.	24,422	346
		16,399
FINANCIALS 15.9%
Affiliated Managers Group, Inc.	2,061	122
Aflac, Inc.	36,549	1,251
Allstate Corp.	24,399	2,238
Ally Financial, Inc.	143,852	2,076
American Express Co.	26,711	2,287
American International Group, Inc.	183,164	4,442
Ameriprise Financial, Inc.	11,964	1,226
Assurant, Inc.	3,654	380
Bank of America Corp.	226,301	4,804
Bank of New York Mellon Corp.	51,523	1,735
Berkshire Hathaway, Inc. 'B' (a)	22,671	4,145
BlackRock, Inc.	2,361	1,039
Brighthouse Financial, Inc. (a)	13,392	324
Capital One Financial Corp.	66,765	3,366
CIT Group, Inc.	34,459	595
Citigroup, Inc.	204,145	8,599
Citizens Financial Group, Inc.	42,868	806
CNO Financial Group, Inc.	42,492	527
Comerica, Inc.	2,582	76
Discover Financial Services	46,082	1,644
Equitable Holdings, Inc.	6,903	100
Fifth Third Bancorp	53,782	799
Franklin Resources, Inc.	43,323	723
Genworth Financial, Inc. 'A' (a)	132,397	440
Goldman Sachs Group, Inc.	18,515	2,862
Hartford Financial Services Group, Inc.	6,902	243
Invesco Ltd.	46,882	426
Jefferies Financial Group, Inc.	35,210	481

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2020 (Unaudited)

JPMorgan Chase & Co.	127,579	11,486
Legg Mason, Inc.	34,386	1,680
Lincoln National Corp.	17,949	472
Loews Corp.	22,000	766
M&T Bank Corp.	3,687	381
MetLife, Inc.	62,828	1,921
Morgan Stanley	7,063	240
Navient Corp.	78,141	592
New York Community Bancorp, Inc.	71,717	673
Old Republic International Corp.	13,625	208
OneMain Holdings, Inc.	12,419	237
People's United Financial, Inc.	12,196	135
PNC Financial Services Group, Inc.	15,545	1,488
Principal Financial Group, Inc.	11,652	365
Prudential Financial, Inc.	24,104	1,257
Regions Financial Corp.	33,565	301
Reinsurance Group of America, Inc.	878	74
Santander Consumer USA Holdings, Inc.	28,643	398
State Street Corp.	32,205	1,716
Stifel Financial Corp.	2,364	98
Synchrony Financial	58,115	935
T Rowe Price Group, Inc.	2,803	274
Travelers Cos., Inc.	30,820	3,062
Truist Financial Corp.	24,007	740
U.S. Bancorp	70,184	2,418
Unum Group	16,671	250
Voya Financial, Inc.	45,178	1,832
Wells Fargo & Co.	294,539	8,453
		90,208
HEALTH CARE 12.8%
Abbott Laboratories	910	72
AbbVie, Inc.	29,973	2,284
Allergan PLC	12,691	2,248
AmerisourceBergen Corp.	1,861	165
Amgen, Inc.	24,456	4,958
Anthem, Inc.	8,672	1,969
Bristol-Myers Squibb Co.	42,711	2,381
Brookdale Senior Living, Inc. (a)	67,549	211
Cardinal Health, Inc.	24,319	1,166
Cigna Corp. (a)	16,376	2,901
CVS Health Corp.	110,072	6,531
DaVita, Inc. (a)	19,327	1,470
Dentsply Sirona, Inc.	2,794	108
Eli Lilly & Co.	1,029	143
Five Star Senior Living, Inc. (a)	5,788	16
Gilead Sciences, Inc.	116,050	8,676
HCA Healthcare, Inc.	30,681	2,757
Henry Schein, Inc. (a)	1,747	88
Humana, Inc.	3,529	1,108
Johnson & Johnson	60,798	7,972
Mallinckrodt PLC (a)(c)	215,715	427
McKesson Corp.	11,624	1,572
MEDNAX, Inc. (a)	37,644	438
Merck & Co., Inc.	97,589	7,508
Mylan NV (a)	56,173	837
Pfizer, Inc.	307,167	10,026
Quest Diagnostics, Inc.	8,172	656
Tenet Healthcare Corp. (a)	54,110	779
United Therapeutics Corp. (a)	7,061	670
UnitedHealth Group, Inc.	7,183	1,791
Universal Health Services, Inc. 'B'	7,306	724
		72,652
INDUSTRIALS 8.2%
3M Co.	14,289	1,951
AGCO Corp.	8,904	421
Alaska Air Group, Inc.	13,831	394
Allison Transmission Holdings, Inc.	6,223	203
American Airlines Group, Inc.	198,455	2,419
Avis Budget Group, Inc. (a)	41,577	578
Boeing Co.	3,517	525
Caterpillar, Inc.	10,089	1,171
Colfax Corp. (a)	10,999	218
CSX Corp.	1,691	97
Cummins, Inc.	8,729	1,181
Deere & Co.	4,303	595
Delta Air Lines, Inc.	16,105	459
Dover Corp.	2,838	238
Eaton Corp. PLC	25,324	1,967
Emerson Electric Co.	28,630	1,364
FedEx Corp.	12,385	1,502
Fluor Corp.	48,401	334
Fortune Brands Home & Security, Inc.	7,425	321

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2020 (Unaudited)

General Dynamics Corp.	10,006	1,324
General Electric Co.	1,281,584	10,176
HD Supply Holdings, Inc. (a)	7,755	220
Hertz Global Holdings, Inc. (a)	90,875	562
Honeywell International, Inc.	9,907	1,325
Illinois Tool Works, Inc.	12,056	1,713
JetBlue Airways Corp. (a)	69,617	623
Johnson Controls International PLC	15,372	414
Lockheed Martin Corp.	1,709	579
Macquarie Infrastructure Corp.	11,347	287
ManpowerGroup, Inc.	13,063	692
Masco Corp.	7,154	247
Neilsen Holdings PLC	65,404	820
Norfolk Southern Corp.	3,794	554
Northrop Grumman Corp.	3,430	1,038
Owens Corning	8,767	340
PACCAR, Inc.	5,412	331
Pitney Bowes, Inc.	108,340	221
Quanta Services, Inc.	7,663	243
Raytheon Co.	5,419	711
Raytheon Technologies Corp.	29,014	2,737
Republic Services, Inc.	1,812	136
Robert Half International, Inc.	4,261	161
Ryder System, Inc.	19,919	527
Southwest Airlines Co.	20,451	728
Union Pacific Corp.	15,967	2,252
United Airlines Holdings, Inc. (a)	11,465	362
United Rentals, Inc. (a)	2,937	302
Waste Management, Inc.	5,816	538
WW Grainger, Inc.	1,970	490
XPO Logistics, Inc. (a)	1,927	94
		46,685
INFORMATION TECHNOLOGY 20.4%
Activision Blizzard, Inc.	22,041	1,311
Alliance Data Systems Corp.	8,462	285
Amdocs Ltd.	8,662	476
Apple, Inc.	116,672	29,668
Applied Materials, Inc.	21,302	976
Arrow Electronics, Inc. (a)	15,429	800
Avnet, Inc.	35,048	880
Booz Allen Hamilton Holding Corp.	7,220	496
Cisco Systems, Inc.	86,021	3,381
Citrix Systems, Inc.	3,805	539
Cognizant Technology Solutions Corp. 'A'	2,748	128
CommScope Holding Co., Inc. (a)	5,702	52
Corning, Inc.	105,001	2,157
Dell Technologies, Inc. 'C' (a)	9,648	382
DXC Technology Co.	18,293	239
EchoStar Corp. 'A' (a)	3,909	125
F5 Networks, Inc. (a)	3,789	404
First Solar, Inc. (a)	3,117	112
Fiserv, Inc. (a)	1,870	178
Flex Ltd. (a)	71,285	597
Hewlett Packard Enterprise Co.	231,181	2,245
HP, Inc.	86,730	1,506
Intel Corp.	209,199	11,322
International Business Machines Corp.	111,888	12,412
Jabil, Inc.	32,069	788
Juniper Networks, Inc.	58,415	1,118
KLA Corp.	5,216	750
Lam Research Corp.	556	133
Leidos Holdings, Inc.	5,211	478
Micron Technology, Inc. (a)	18,012	758
Microsoft Corp.	74,938	11,818
Motorola Solutions, Inc.	6,663	886
NCR Corp. (a)	27,420	485
NetApp, Inc.	29,989	1,250
NortonLifeLock, Inc.	133,988	2,507
Oracle Corp.	130,092	6,287
Qorvo, Inc. (a)	5,226	421
QUALCOMM, Inc.	123,849	8,378
Seagate Technology PLC	57,321	2,797
Skyworks Solutions, Inc.	3,305	295
Teradata Corp. (a)	29,805	611
Texas Instruments, Inc.	22,298	2,228
Western Digital Corp.	38,924	1,620
Western Union Co.	53,765	975
Xerox Holdings Corp. (a)	23,192	439
Xilinx, Inc.	2,307	180
		115,873
MATERIALS 1.6%
Alcoa Corp. (a)	54,026	333

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2020 (Unaudited)

DuPont de Nemours, Inc.	5,853	200
Eastman Chemical Co.	7,110	331
Huntsman Corp.	18,004	260
International Paper Co.	42,547	1,324
LyondellBasell Industries NV 'A'	60,584	3,007
Mosaic Co.	67,824	734
PPG Industries, Inc.	13,741	1,149
Reliance Steel & Aluminum Co.	7,811	684
RPM International, Inc.	2,244	134
Sealed Air Corp.	30,729	759
WestRock Co.	13,533	382
		9,297
REAL ESTATE 0.0%
Jones Lang LaSalle, Inc.	976	98
UTILITIES 7.2%
AES Corp.	131,609	1,790
Ameren Corp.	16,892	1,230
American Electric Power Co., Inc.	34,325	2,745
CenterPoint Energy, Inc.	41,730	645
CMS Energy Corp.	12,603	740
Consolidated Edison, Inc.	36,130	2,818
Dominion Energy, Inc.	13,091	945
DTE Energy Co.	7,059	670
Duke Energy Corp.	81,696	6,608
Edison International	34,122	1,870
Entergy Corp.	25,425	2,389
Eversource Energy	16,013	1,252
Exelon Corp.	136,287	5,017
FirstEnergy Corp.	20,788	833
NextEra Energy, Inc.	1,718	413
Pinnacle West Capital Corp.	10,436	791
PPL Corp.	73,782	1,821
Public Service Enterprise Group, Inc.	32,389	1,455
Sempra Energy	4,444	502
Southern Co.	61,555	3,333
UGI Corp.	9,618	256
Vistra Energy Corp.	30,724	490
WEC Energy Group, Inc.	4,556	402
Xcel Energy, Inc.	29,830	1,799
		40,814
Total United States		553,551
Total Common Stocks (Cost $555,815)		558,449
REAL ESTATE INVESTMENT TRUSTS 0.8%
UNITED STATES 0.8%
FINANCIALS 0.1%
Annaly Capital Management, Inc.	57,018	289
Starwood Property Trust, Inc.	15,369	158
		447
REAL ESTATE 0.7%
Boston Properties, Inc.	1,217	112
Brixmor Property Group, Inc.	35,488	337
Colony Capital, Inc.	132,750	232
CoreCivic, Inc.	37,460	418
Diversified Healthcare Trust	85,432	310
Equity Residential	2,188	135
Healthpeak Properties, Inc.	4,015	96
Host Hotels & Resorts, Inc.	27,342	302
Iron Mountain, Inc.	15,380	366
Kimco Realty Corp.	15,220	147
Macerich Co. (c)	6,035	34
Service Properties Trust	24,502	132
SL Green Realty Corp.	3,031	131
Ventas, Inc.	10,665	286
VEREIT, Inc.	76,873	376
Welltower, Inc.	8,207	376

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2020 (Unaudited)

Weyerhaeuser Co.	13,613	231
		4,021
Total Real Estate Investment Trusts (Cost $8,320)		4,468
REPURCHASE AGREEMENTS (e) 0.6%		3,498
Total Short-Term Instruments (Cost $3,498)		3,498
Total Investments in Securities (Cost $567,633)		566,415
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
MUTUAL FUNDS 1.2%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	6,937,967	6,938
Total Short-Term Instruments (Cost $6,938)		6,938
Total Investments in Affiliates (Cost $6,938)		6,938
Total Investments 101.1% (Cost $574,571)		$573,353
Other Assets and Liabilities, net (1.1)%		(6,045)
Net Assets 100.0%		$567,308

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $6,554 were out on loan in exchange for $6,723 of cash collateral as of March 31, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$3,498	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020		$(3,573)	$3,498	$3,498
Total Repurchase Agreements							$(3,573)	$3,498	$3,498
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Ireland
	Industrials				$320	$0	$0	$320
Jersey, Channel Islands
	Materials				95	0	0	95
Luxembourg
	Communication Services				123	0	0	123
Switzerland
	Financials				594	0	0	594
United Kingdom
	Communication Services				1,386	0	0	1,386
	Consumer Discretionary				95	0	0	95
	Consumer Staples				215	0	0	215
	Energy				40	0	0	40
	Financials				310	0	0	310
	Industrials				352	0	0	352
	Materials				1,368	0	0	1,368
United States
	Communication Services				43,335	0	0	43,335
	Consumer Discretionary				49,051	0	0	49,051
	Consumer Staples				69,139	0	0	69,139
	Energy				16,399	0	0	16,399
	Financials				90,208	0	0	90,208
	Health Care				72,652	0	0	72,652
	Industrials				46,685	0	0	46,685
	Information Technology				115,873	0	0	115,873
	Materials				9,297	0	0	9,297
	Real Estate				98	0	0	98
	Utilities				40,814	0	0	40,814
Real Estate Investment Trusts
United States
	Financials				447	0	0	447
	Real Estate				4,021	0	0	4,021
Short-Term Instruments
Repurchase Agreements					0	3,498	0	3,498
					$562,917	$3,498	$0	$566,415
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					6,938	0	0	6,938
Total Investments					$569,855	$3,498	$0	$573,353

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.6% ¤
COMMON STOCKS 87.5%
LUXEMBOURG 0.1%
MATERIALS 0.1%
Orion Engineered Carbons S.A.	16,932	$126
Total Luxembourg		126
UNITED KINGDOM 0.4%
CONSUMER DISCRETIONARY 0.2%
Delphi Technologies PLC (a)	48,829	393
CONSUMER STAPLES 0.2%
Nomad Foods Ltd. (a)	31,756	590
INFORMATION TECHNOLOGY 0.0%
Cardtronics PLC 'A' (a)	4,224	88
MATERIALS 0.0%
Venator Materials PLC (a)	25,455	44
Total United Kingdom		1,115
UNITED STATES 87.0%
COMMUNICATION SERVICES 3.1%
AMC Entertainment Holdings, Inc. 'A' (c)	116,245	367
AMC Networks, Inc. 'A' (a)	11,853	288
ATN International, Inc.	2,590	152
Cars.com, Inc. (a)	61,717	265
Cinemark Holdings, Inc.	40,980	418
Cogent Communications Holdings, Inc.	6,613	542
Comscore, Inc. (a)	53,655	151
Consolidated Communications Holdings, Inc.	115,612	526
Entercom Communications Corp. 'A'	12,332	21
EW Scripps Co. 'A'	3,703	28
Gannett Co., Inc.	49,899	74
Gray Television, Inc. (a)	19,175	206
Iridium Communications, Inc. (a)	20,893	467
John Wiley & Sons, Inc. 'A'	18,136	680
Lions Gate Entertainment Corp. 'A' (a)	43,916	267
Marcus Corp.	6,275	77
Meredith Corp.	16,021	196
MSG Networks, Inc. 'A' (a)	8,190	83
NII Holdings, Inc. (a)	22,836	50
Scholastic Corp.	10,600	270
Shenandoah Telecommunications Co.	6,421	316
Sinclair Broadcast Group, Inc. 'A'	30,015	483
TEGNA, Inc.	89,092	967
TrueCar, Inc. (a)	15,291	37
Vonage Holdings Corp. (a)	37,309	270
Yelp, Inc. (a)	10,521	190
		7,391
CONSUMER DISCRETIONARY 12.7%
1-800-Flowers.com, Inc. 'A' (a)	5,010	66
Aaron's, Inc.	27,203	620
Abercrombie & Fitch Co. 'A'	100,338	912
Acushnet Holdings Corp.	7,315	188
Adtalem Global Education, Inc. (a)	12,398	332
American Axle & Manufacturing Holdings, Inc. (a)	43,078	155
American Eagle Outfitters, Inc.	55,304	440
American Outdoor Brands Corp. (a)	42,142	350
Asbury Automotive Group, Inc. (a)	14,539	803
At Home Group, Inc. (a)	11,741	24
Big Lots, Inc.	67,305	957

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

BJ's Restaurants, Inc.	7,167	100
Bloomin' Brands, Inc.	50,188	358
Boot Barn Holdings, Inc. (a)	2,081	27
Boyd Gaming Corp.	22,459	324
Brinker International, Inc.	28,407	341
Buckle, Inc. (c)	16,024	220
Caleres, Inc.	30,760	160
Callaway Golf Co.	9,549	98
Camping World Holdings, Inc. 'A'	4,103	23
Cavco Industries, Inc. (a)	542	79
Century Communities, Inc. (a)	3,636	53
Cheesecake Factory, Inc.	14,286	244
Chico's FAS, Inc.	187,036	241
Children's Place, Inc.	4,552	89
Churchill Downs, Inc.	4,336	446
Conn's, Inc. (a)	17,537	73
Cooper Tire & Rubber Co.	35,086	572
Cooper-Standard Holding, Inc. (a)	21,150	217
Core-Mark Holding Co., Inc.	10,782	308
Cracker Barrel Old Country Store, Inc.	4,166	347
Crocs, Inc. (a)	8,689	148
Dana, Inc.	52,688	411
Dave & Buster's Entertainment, Inc. (c)	9,161	120
Deckers Outdoor Corp. (a)	5,400	724
Denny's Corp. (a)	15,541	119
Designer Brands, Inc.	44,687	223
Dine Brands Global, Inc.	4,067	117
Dorman Products, Inc. (a)	3,495	193
Eldorado Resorts, Inc. (a)	5,565	80
Extended Stay America, Inc.	62,247	455
Floor & Decor Holdings, Inc. (a)	4,011	129
Fossil Group, Inc. (a)	104,885	345
Fox Factory Holding Corp. (a)	770	32
frontdoor, Inc. (a)	12,914	449
G-III Apparel Group Ltd. (a)	15,327	118
Genesco, Inc. (a)	30,288	404
Gentherm, Inc. (a)	6,261	197
GoPro, Inc. 'A' (a)(c)	37,020	97
Graham Holdings Co. 'B'	1,686	575
Group 1 Automotive, Inc.	14,222	629
Groupon, Inc. (a)	146,558	144
Guess?, Inc.	22,117	150
Helen of Troy Ltd. (a)	6,194	892
Hilton Grand Vacations, Inc. (a)	26,328	415
Houghton Mifflin Harcourt Co. (a)	83,177	156
Hudson Ltd. 'A' (a)	27,248	137
Installed Building Products, Inc. (a)	1,020	41
iRobot Corp. (a)(c)	1,820	74
Jack in the Box, Inc.	14,491	508
K12, Inc. (a)	13,492	254
KB Home	21,801	395
La-Z-Boy, Inc.	16,316	335
Laureate Education, Inc. 'A' (a)	24,410	257
LCI Industries	3,711	248
LGI Homes, Inc. (a)	2,628	119
Lithia Motors, Inc. 'A'	7,313	598
M/I Homes, Inc. (a)	13,386	221
MDC Holdings, Inc.	14,017	325
Meritage Homes Corp. (a)	12,443	454
Michaels Cos., Inc. (a)	76,040	123
Modine Manufacturing Co. (a)	23,989	78
Monro, Inc.	3,838	168
Movado Group, Inc.	5,745	68
Murphy USA, Inc. (a)	13,076	1,103
National Vision Holdings, Inc. (a)	8,735	170
Oxford Industries, Inc.	4,297	156
Papa John's International, Inc.	5,174	276
Party City Holdco, Inc. (a)	70,656	32
Penn National Gaming, Inc. (a)	41,363	523
Perdoceo Education Corp. (a)	19,064	206
Red Rock Resorts, Inc. 'A'	13,901	119
Regis Corp. (a)	24,895	147
Rent-A-Center, Inc.	60,511	856
RH (a)	4,988	501
Scientific Games Corp. 'A' (a)	16,806	163
SeaWorld Entertainment, Inc. (a)	17,336	191
Sleep Number Corp. (a)	17,516	336
Sonic Automotive, Inc. 'A'	24,055	319
Stamps.com, Inc. (a)	2,553	332
Standard Motor Products, Inc.	4,566	190
Steven Madden Ltd.	14,389	334
Stoneridge, Inc. (a)	2,633	44
Strategic Education, Inc.	1,062	148
Sturm Ruger & Co., Inc.	5,304	270
Tailored Brands, Inc. (c)	57,976	101
Taylor Morrison Home Corp. 'A' (a)	50,872	560

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

Tempur Sealy International, Inc. (a)	13,174	576
Tenneco, Inc. 'A'	117,056	421
Thor Industries, Inc.	11,289	476
TopBuild Corp. (a)	5,327	382
TRI Pointe Group, Inc. (a)	37,177	326
Tupperware Brands Corp.	55,354	90
Winnebago Industries, Inc.	2,300	64
Wolverine World Wide, Inc.	17,801	271
WW International, Inc. (a)	9,244	156
Zumiez, Inc. (a)	6,489	112
		30,843
CONSUMER STAPLES 6.2%
Andersons, Inc.	10,189	191
B&G Foods, Inc. (c)	22,367	405
BJ's Wholesale Club Holdings, Inc. (a)	20,586	524
Boston Beer Co., Inc. 'A' (a)	944	347
Central Garden & Pet Co. 'A' (a)	8,991	230
Chefs' Warehouse, Inc. (a)	2,792	28
Coca-Cola Consolidated, Inc.	1,227	256
Darling Ingredients, Inc. (a)	41,461	795
Edgewell Personal Care Co. (a)	25,883	623
Energizer Holdings, Inc.	8,579	260
Flowers Foods, Inc.	63,547	1,304
Fresh Del Monte Produce, Inc.	20,967	579
Hain Celestial Group, Inc. (a)	21,989	571
Hostess Brands, Inc. (a)	23,319	249
Ingles Markets, Inc. 'A'	10,243	370
Inter Parfums, Inc.	2,436	113
J&J Snack Foods Corp.	1,737	210
John B Sanfilippo & Son, Inc.	1,829	163
Lancaster Colony Corp.	2,210	320
Nu Skin Enterprises, Inc. 'A'	38,069	832
Performance Food Group Co. (a)	26,165	647
PriceSmart, Inc.	4,170	219
Sanderson Farms, Inc.	5,671	699
SpartanNash Co.	38,441	550
Sprouts Farmers Market, Inc. (a)	22,098	411
TreeHouse Foods, Inc. (a)	15,093	666
United Natural Foods, Inc. (a)	128,862	1,183
Universal Corp.	15,239	674
USANA Health Sciences, Inc. (a)	4,010	232
Vector Group Ltd.	68,159	642
WD-40 Co.	1,326	266
Weis Markets, Inc.	9,445	393
		14,952
ENERGY 1.3%
Apergy Corp. (a)(c)	7,920	46
Arch Coal, Inc. 'A'	4,197	121
Archrock, Inc.	43,404	163
Berry Corp.	21,888	53
Callon Petroleum Co. (a)	19,806	11
Centennial Resource Development, Inc. (a)	8,717	2
CNX Resources Corp. (a)	56,465	300
CONSOL Energy, Inc. (a)	33,408	123
Delek U.S. Holdings, Inc.	13,905	219
Dril-Quip, Inc. (a)	8,815	269
Extraction Oil & Gas, Inc. (a)	4,668	2
Forum Energy Technologies, Inc. (a)	8,029	1
Green Plains, Inc.	30,813	149
Gulfport Energy Corp. (a)	42,433	19
Helix Energy Solutions Group, Inc. (a)	19,260	32
Kosmos Energy Ltd.	12,570	11
Oasis Petroleum, Inc. (a)	62,535	22
Oceaneering International, Inc. (a)	64,745	190
Oil States International, Inc. (a)	28,099	57
Par Pacific Holdings, Inc. (a)	12,076	86
PDC Energy, Inc. (a)	19,053	118
Peabody Energy Corp.	55,338	161
QEP Resources, Inc.	57,668	19
Renewable Energy Group, Inc. (a)	2,471	51
SM Energy Co.	14,012	17
Southwestern Energy Co. (a)	50,278	85
Tidewater, Inc. (a)	13,108	93
U.S. Silica Holdings, Inc.	18,327	33
Unit Corp. (a)(c)	10,174	3
Whiting Petroleum Corp. (a)(c)	38,334	26

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

World Fuel Services Corp.	29,370	740
		3,222
FINANCIALS 15.1%
Ambac Financial Group, Inc. (a)	36,764	454
Amerant Bancorp, Inc. (a)	968	15
American Equity Investment Life Holding Co.	26,668	501
American National Insurance Co.	2,994	247
Ameris Bancorp	2,712	64
Amerisafe, Inc.	3,841	248
Artisan Partners Asset Management, Inc. 'A'	11,837	254
Associated Banc-Corp.	42,528	544
Atlantic Union Bankshares Corp.	5,636	123
Axos Financial, Inc. (a)	7,804	141
Banc of California, Inc.	4,851	39
BancFirst Corp.	2,568	86
BancorpSouth Bank	23,515	445
Bank of Hawaii Corp.	8,969	495
Bank OZK	15,937	266
BankUnited, Inc.	26,871	503
Banner Corp.	6,885	227
Berkshire Hills Bancorp, Inc.	8,305	123
BGC Partners, Inc. 'A'	73,203	184
Blucora, Inc. (a)	1,196	14
Boston Private Financial Holdings, Inc.	23,842	170
Brookline Bancorp, Inc.	16,764	189
Bryn Mawr Bank Corp.	1,706	48
Cadence BanCorp	16,355	107
Calamos Asset Management, Inc. (a)	3,240	0
Camden National Corp.	3,378	106
Cannae Holdings, Inc. (a)	22,607	757
Capitol Federal Financial, Inc.	43,190	501
Cathay General Bancorp	14,350	329
Central Pacific Financial Corp.	12,405	197
City Holding Co.	2,448	163
Cohen & Steers, Inc.	4,192	191
Columbia Banking System, Inc.	9,969	267
Community Bank System, Inc.	6,297	370
Community Trust Bancorp, Inc.	4,337	138
Customers Bancorp, Inc. (a)	12,257	134
CVB Financial Corp.	14,292	287
Dime Community Bancshares, Inc.	9,165	126
Eagle Bancorp, Inc.	4,705	142
Employers Holdings, Inc.	4,343	176
Encore Capital Group, Inc. (a)	6,052	142
Enova International, Inc. (a)	8,063	117
Essent Group Ltd.	5,945	157
Evercore, Inc. 'A'	12,165	560
FBL Financial Group, Inc. 'A'	3,558	166
Federal Agricultural Mortgage Corp. 'C'	1,440	80
Federated Investors, Inc. 'B'	26,894	512
First Bancorp	2,734	63
First Busey Corp.	6,749	115
First Commonwealth Financial Corp.	20,616	188
First Defiance Financial Corp.	935	14
First Financial Bancorp	8,668	129
First Financial Bankshares, Inc.	8,319	223
First Hawaiian, Inc.	30,751	508
First Interstate BancSystem, Inc. 'A'	4,516	130
First Merchants Corp.	4,873	129
First Midwest Bancorp, Inc.	17,833	236
FirstCash, Inc.	4,756	341
Flagstar Bancorp, Inc.	7,458	148
Flushing Financial Corp.	10,633	142
FNB Corp.	71,299	525
Fulton Financial Corp.	60,247	692
Glacier Bancorp, Inc.	9,877	336
Great Southern Bancorp, Inc.	3,307	134
Great Western Bancorp, Inc.	15,090	309
Green Dot Corp. 'A' (a)	4,678	119
Hancock Holding Co.	15,783	308
Hanmi Financial Corp.	11,255	122
Heartland Financial USA, Inc.	4,687	142
Hercules Capital, Inc.	20,536	157
Heritage Financial Corp.	3,926	79
Hilltop Holdings, Inc.	32,979	499
Home BancShares, Inc.	12,409	149
HomeStreet, Inc.	8,884	198
Hope Bancorp, Inc.	31,261	257
Horace Mann Educators Corp.	7,264	266
Houlihan Lokey, Inc.	3,541	185
IBERIABANK Corp.	6,459	234
Independent Bank Corp.	2,907	187
International Bancshares Corp.	12,365	332
Investors Bancorp, Inc.	66,738	533

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

Lakeland Bancorp, Inc.	10,608	115
Lakeland Financial Corp.	3,116	115
LendingTree, Inc. (a)	217	40
MBIA, Inc. (a)	106,127	758
Mercury General Corp.	5,643	230
Meridian Bancorp, Inc.	6,863	77
Meta Financial Group, Inc.	2,226	48
Moelis & Co. 'A'	4,756	134
National Bank Holdings Corp. 'A'	6,171	148
National General Holdings Corp.	6,396	106
National Western Life Group, Inc. 'A'	212	36
NBT Bancorp, Inc.	10,190	330
Nelnet, Inc. 'A'	6,861	312
Northfield Bancorp, Inc.	13,603	152
Northwest Bancshares, Inc.	30,456	352
Old National Bancorp	30,086	397
Opus Bank	3,111	54
Pacific Premier Bancorp, Inc.	2,830	53
Park National Corp.	3,132	243
PennyMac Financial Services, Inc.	4,150	92
Peoples Bancorp, Inc.	5,028	111
Piper Jaffray Cos.	4,363	221
PRA Group, Inc. (a)	14,647	406
ProAssurance Corp.	34,663	867
Provident Financial Services, Inc.	15,893	204
Radian Group, Inc.	27,721	359
Renasant Corp.	8,276	181
RLI Corp.	5,479	482
S&T Bancorp, Inc.	6,010	164
Safety Insurance Group, Inc.	2,365	200
Sandy Spring Bancorp, Inc.	5,850	132
Seacoast Banking Corp. of Florida (a)	3,032	56
Selective Insurance Group, Inc.	5,872	292
Simmons First National Corp. 'A'	4,577	84
South State Corp.	4,818	283
Southside Bancshares, Inc.	4,622	140
Sterling Bancorp	8,829	92
Stewart Information Services Corp.	3,942	105
Stock Yards Bancorp, Inc.	2,910	84
TCF Financial Corp.	28,415	644
Texas Capital Bancshares, Inc. (a)	5,764	128
Tompkins Financial Corp.	2,405	173
Towne Bank	9,345	169
TriCo Bancshares	1,566	47
TrustCo Bank Corp.	28,298	153
Trustmark Corp.	18,050	421
UMB Financial Corp.	9,349	434
Umpqua Holdings Corp.	76,534	834
United Bankshares, Inc.	17,682	408
United Community Banks, Inc.	11,433	209
United Fire Group, Inc.	4,340	142
Universal Insurance Holdings, Inc.	6,293	113
Univest Financial Corp.	6,989	114
Valley National Bancorp	78,039	570
Virtus Investment Partners, Inc.	1,204	92
Waddell & Reed Financial, Inc. 'A'	61,873	704
Walker & Dunlop, Inc.	4,159	167
Washington Federal, Inc.	33,144	860
Washington Trust Bancorp, Inc.	3,253	119
WesBanco, Inc.	8,423	200
Westamerica Bancorporation	3,780	222
White Mountains Insurance Group Ltd.	1,660	1,511
Wintrust Financial Corp.	7,959	262
World Acceptance Corp. (a)	5,163	282
WSFS Financial Corp.	5,606	140
		36,607
HEALTH CARE 4.7%
Acadia Healthcare Co., Inc. (a)	41,911	769
Acorda Therapeutics, Inc. (a)	30,919	29
Allscripts Healthcare Solutions, Inc. (a)	69,656	490
Amedisys, Inc. (a)	3,061	562
AMN Healthcare Services, Inc. (a)	4,872	282
Amneal Pharmaceuticals, Inc. (a)	30,019	104
AngioDynamics, Inc. (a)	13,107	137
Avanos Medical, Inc. (a)	10,717	289
Cantel Medical Corp.	2,453	88
CONMED Corp.	4,864	279
Emergent BioSolutions, Inc. (a)	5,154	298
Ensign Group, Inc.	4,956	186
Haemonetics Corp. (a)	3,680	367
Hanger, Inc. (a)	23,341	364
HealthStream, Inc. (a)	1,587	38
HMS Holdings Corp. (a)	5,787	146
Inovalon Holdings, Inc. 'A' (a)	6,517	109

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

Integer Holdings Corp. (a)	3,697	232
LHC Group, Inc. (a)	1,740	244
Luminex Corp.	6,761	186
Magellan Health, Inc. (a)	7,941	382
Medpace Holdings, Inc. (a)	3,476	255
Meridian Bioscience, Inc. (a)	18,917	159
Merit Medical Systems, Inc. (a)	7,979	249
Myriad Genetics, Inc. (a)	18,983	272
National HealthCare Corp.	4,840	347
Natus Medical, Inc. (a)	6,146	142
Neogen Corp. (a)	2,276	152
NextGen Healthcare, Inc. (a)	12,237	128
NuVasive, Inc. (a)	10,496	532
Omnicell, Inc. (a)	2,978	195
OPKO Health, Inc. (a)(c)	40,507	54
Orthofix Medical, Inc. (a)	4,949	139
Patterson Cos., Inc.	78,475	1,200
Pennant Group, Inc. (a)	867	12
Prestige Consumer Healthcare, Inc. (a)	20,190	741
RadNet, Inc. (a)	6,910	73
Repligen Corp. (a)	1,347	130
Select Medical Holdings Corp. (a)	29,921	449
Syneos Health, Inc. (a)	8,223	324
Tivity Health, Inc. (a)(c)	7,955	50
U.S. Physical Therapy, Inc.	1,453	100
Varex Imaging Corp. (a)	6,871	156
		11,440
INDUSTRIALS 18.5%
AAON, Inc.	3,089	149
AAR Corp.	8,550	152
ABM Industries, Inc.	9,317	227
ACCO Brands Corp.	48,443	245
Advanced Disposal Services, Inc. (a)	17,113	561
Advanced Drainage Systems, Inc.	4,898	144
Aerojet Rocketdyne Holdings, Inc. (a)	4,859	203
Air Lease Corp.	29,889	662
Air Transport Services Group, Inc. (a)	12,646	231
Alamo Group, Inc.	1,210	107
Albany International Corp. 'A'	3,457	164
Allegiant Travel Co.	5,344	437
Altra Industrial Motion Corp.	7,259	127
American Woodmark Corp. (a)	609	28
Apogee Enterprises, Inc.	7,481	156
Applied Industrial Technologies, Inc.	8,672	396
ArcBest Corp.	12,953	227
Arcosa, Inc.	22,102	878
Argan, Inc.	3,644	126
Armstrong World Industries, Inc.	6,912	549
ASGN, Inc. (a)	5,822	206
Astec Industries, Inc.	5,736	201
Atkore International Group, Inc. (a)	13,301	280
Atlas Air Worldwide Holdings, Inc. (a)	26,217	673
AZZ, Inc.	4,163	117
Barnes Group, Inc.	9,277	388
Beacon Roofing Supply, Inc. (a)	20,983	347
BMC Stock Holdings, Inc. (a)	16,517	293
Brady Corp. 'A'	9,901	447
BrightView Holdings, Inc. (a)	3,128	35
Brink's Co.	4,978	259
Builders FirstSource, Inc. (a)	36,592	448
Casella Waste Systems, Inc. 'A' (a)	3,799	148
CBIZ, Inc. (a)	6,324	132
Chart Industries, Inc. (a)	289	8
CIRCOR International, Inc. (a)	768	9
Clean Harbors, Inc. (a)	11,148	572
Columbus McKinnon Corp.	3,618	90
Comfort Systems USA, Inc.	3,752	137
Covanta Holding Corp.	51,927	444
Cubic Corp.	3,452	143
Deluxe Corp.	27,809	721
Douglas Dynamics, Inc.	2,531	90
DXP Enterprises, Inc. (a)	2,859	35
Dycom Industries, Inc. (a)	11,846	304
Echo Global Logistics, Inc. (a)	6,083	104
EMCOR Group, Inc.	10,782	661
Encore Wire Corp.	2,230	94
Enerpac Tool Group Corp.	21,276	352
EnerSys	9,744	483
EnPro Industries, Inc.	3,788	150
ESCO Technologies, Inc.	2,914	221
Evoqua Water Technologies Corp. (a)	7,478	84
Exponent, Inc.	3,421	246
Federal Signal Corp.	5,493	150
Forward Air Corp.	2,681	136

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

Franklin Electric Co., Inc.	4,691	221
FTI Consulting, Inc. (a)	7,537	903
GATX Corp.	18,918	1,183
Generac Holdings, Inc. (a)	12,312	1,147
Gibraltar Industries, Inc. (a)	4,513	194
GMS, Inc. (a)	19,607	308
Granite Construction, Inc.	7,964	121
Greenbrier Cos., Inc.	21,044	373
Griffon Corp.	22,163	280
H&E Equipment Services, Inc.	10,113	148
Harsco Corp. (a)	11,692	81
Hawaiian Holdings, Inc.	33,543	350
Healthcare Services Group, Inc.	6,051	145
Heidrick & Struggles International, Inc.	6,093	137
Herc Holdings, Inc. (a)	10,883	223
Herman Miller, Inc.	14,855	330
Hillenbrand, Inc.	16,431	314
HNI Corp.	14,244	359
Hub Group, Inc. 'A' (a)	3,958	180
Huron Consulting Group, Inc. (a)	3,601	163
Hyster-Yale Materials Handling, Inc.	2,987	120
ICF International, Inc.	4,828	332
Interface, Inc.	19,237	145
JELD-WEN Holding, Inc. (a)	13,029	127
John Bean Technologies Corp.	2,128	158
Kadant, Inc.	518	39
Kaman Corp.	5,779	222
KBR, Inc.	18,525	383
Kelly Services, Inc. 'A'	20,146	256
Kennametal, Inc.	13,600	253
Kforce, Inc.	9,434	241
Knoll, Inc.	13,859	143
Korn Ferry	7,430	181
Kratos Defense & Security Solutions, Inc. (a)	10,107	140
Landstar System, Inc.	5,208	499
Lindsay Corp.	2,397	220
Masonite International Corp. (a)	6,056	287
MasTec, Inc. (a)	11,112	364
Matson, Inc.	9,915	304
Matthews International Corp. 'A'	8,629	209
McGrath RentCorp	4,000	210
Mercury Systems, Inc. (a)	3,371	240
Meritor, Inc. (a)	14,539	193
Mobile Mini, Inc.	11,300	296
Moog, Inc. 'A'	11,668	590
MRC Global, Inc. (a)	29,750	127
MSA Safety, Inc.	2,958	299
Mueller Industries, Inc.	20,749	497
Mueller Water Products, Inc. 'A'	28,239	226
National Presto Industries, Inc.	1,026	73
Navistar International Corp. (a)	6,918	114
NOW, Inc. (a)	22,920	118
Primoris Services Corp.	9,907	158
Quad/Graphics, Inc.	51,243	129
Raven Industries, Inc.	1,411	30
RBC Bearings, Inc. (a)	1,198	135
Regal Beloit Corp.	12,194	768
Resideo Technologies, Inc. (a)	152,783	739
Rexnord Corp.	26,418	599
Rush Enterprises, Inc. 'A'	8,174	261
Saia, Inc. (a)	4,141	305
Schneider National, Inc. 'B'	18,721	362
SEACOR Holdings, Inc. (a)	4,298	116
Simpson Manufacturing Co., Inc.	6,166	382
SiteOne Landscape Supply, Inc. (a)	2,784	205
SkyWest, Inc.	17,253	452
SP Plus Corp. (a)	3,655	76
Spirit Airlines, Inc. (a)	15,583	201
SPX Corp. (a)	1,579	52
SPX FLOW, Inc. (a)	13,735	390
Standex International Corp.	1,352	66
Steelcase, Inc. 'A'	40,735	402
Stericycle, Inc. (a)	21,201	1,030
Sunrun, Inc. (a)	4,197	42
Tennant Co.	2,257	131
Terex Corp.	65,551	941
Tetra Tech, Inc.	7,682	542
Thermon Group Holdings, Inc. (a)	4,644	70
Timken Co.	20,839	674
Trex Co., Inc. (a)	2,037	163
TriMas Corp. (a)	6,537	151
TriNet Group, Inc. (a)	2,974	112
Trinity Industries, Inc.	63,045	1,013
Triumph Group, Inc.	14,862	100
TrueBlue, Inc. (a)	14,179	181
Tutor Perini Corp. (a)	32,320	217

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

UniFirst Corp.	2,073	313
Univar Solutions, Inc. (a)	51,187	549
Universal Forest Products, Inc.	10,876	404
Valmont Industries, Inc.	7,105	753
Viad Corp.	4,012	85
Wabash National Corp.	13,971	101
Watts Water Technologies, Inc. 'A'	5,158	437
Welbilt, Inc. (a)	26,393	135
Werner Enterprises, Inc.	10,305	374
WESCO International, Inc. (a)	24,944	570
WillScot Corp. (a)	3,570	36
		44,695
INFORMATION TECHNOLOGY 13.1%
Acacia Communications, Inc. (a)	3,304	222
ACI Worldwide, Inc. (a)	16,349	395
ADTRAN, Inc.	43,182	332
Advanced Energy Industries, Inc. (a)	5,320	258
Ambarella, Inc. (a)	3,610	175
Amkor Technology, Inc. (a)	50,337	392
Anixter International, Inc. (a)	11,804	1,037
Avaya Holdings Corp. (a)	135,625	1,097
Badger Meter, Inc.	2,596	139
Belden, Inc.	11,560	417
Benchmark Electronics, Inc.	20,057	401
Blackbaud, Inc.	2,755	153
Bottomline Technologies de, Inc. (a)	1,397	51
Brooks Automation, Inc.	5,927	181
Cabot Microelectronics Corp.	2,201	251
Cirrus Logic, Inc. (a)	17,831	1,170
Coherent, Inc. (a)	2,369	252
CommVault Systems, Inc. (a)	8,077	327
Comtech Telecommunications Corp.	10,446	139
Conduent, Inc. (a)	183,894	451
CoreLogic, Inc.	26,732	816
CSG Systems International, Inc.	10,208	427
CTS Corp.	5,233	130
Diebold Nixdorf, Inc. (a)	94,023	331
Diodes, Inc. (a)	6,767	275
Ebix, Inc.	4,909	75
Endurance International Group Holdings, Inc. (a)	21,350	41
Envestnet, Inc. (a)	3,468	187
ePlus, Inc. (a)	3,576	224
ExlService Holdings, Inc. (a)	2,649	138
Extreme Networks, Inc. (a)	17,088	53
FARO Technologies, Inc. (a)	2,915	130
FireEye, Inc. (a)	13,421	142
Fitbit, Inc. 'A' (a)	67,411	449
FormFactor, Inc. (a)	10,212	205
II-VI, Inc. (a)	11,143	318
Infinera Corp. (a)	39,362	209
Inphi Corp. (a)	3,121	247
Insight Enterprises, Inc. (a)	12,180	513
InterDigital, Inc.	11,472	512
Itron, Inc. (a)	5,546	310
J2 Global, Inc.	9,358	700
KEMET Corp.	9,681	234
Knowles Corp. (a)	29,380	393
LiveRamp Holdings, Inc. (a)	6,674	220
LogMeIn, Inc.	5,588	465
Lumentum Holdings, Inc. (a)	3,772	278
MACOM Technology Solutions Holdings, Inc. (a)	8,071	153
Manhattan Associates, Inc. (a)	10,951	546
ManTech International Corp. 'A'	4,359	317
MaxLinear, Inc. (a)	2,846	33
Methode Electronics, Inc.	5,361	142
MicroStrategy, Inc. 'A' (a)	2,364	279
MTS Systems Corp.	5,102	115
NETGEAR, Inc. (a)	9,386	214
NetScout Systems, Inc. (a)	50,324	1,191
NIC, Inc.	11,307	260
OSI Systems, Inc. (a)	3,808	262
Perficient, Inc. (a)	5,437	147
Perspecta, Inc.	46,664	851
Photronics, Inc. (a)	24,408	250
Plantronics, Inc.	16,731	168
Plexus Corp. (a)	6,052	330
Power Integrations, Inc.	3,477	307
Progress Software Corp.	14,327	458
Qualys, Inc. (a)	1,383	120
Rambus, Inc. (a)	31,143	346
Rogers Corp. (a)	2,291	216
Sanmina Corp. (a)	30,919	844
ScanSource, Inc. (a)	9,920	212
Science Applications International Corp.	8,432	629

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

Semtech Corp. (a)	6,291	236
Silicon Laboratories, Inc. (a)	3,205	274
Stratasys Ltd. (a)(c)	11,114	177
Sykes Enterprises, Inc. (a)	13,482	366
Synaptics, Inc. (a)	16,655	964
Tech Data Corp. (a)	12,693	1,661
TiVo Corp.	90,452	640
TTEC Holdings, Inc.	2,154	79
TTM Technologies, Inc. (a)	46,567	482
Unisys Corp. (a)	39,840	492
Verint Systems, Inc. (a)	13,279	571
Viavi Solutions, Inc. (a)	32,689	366
Virtusa Corp. (a)	3,025	86
Vishay Intertechnology, Inc.	42,022	606
Xperi Corp.	29,153	406
		31,658
MATERIALS 6.0%
AdvanSix, Inc. (a)	10,799	103
Allegheny Technologies, Inc. (a)	3,871	33
Balchem Corp.	1,657	164
Boise Cascade Co.	6,009	143
Cabot Corp.	14,868	388
Carpenter Technology Corp.	10,256	200
Cleveland-Cliffs, Inc. (c)	156,153	617
Coeur Mining, Inc. (a)	19,003	61
Commercial Metals Co.	28,633	452
Compass Minerals International, Inc.	9,792	377
Domtar Corp.	44,457	962
Eagle Materials, Inc.	6,307	368
Element Solutions, Inc. (a)	107,470	898
Ferro Corp. (a)	11,452	107
GCP Applied Technologies, Inc. (a)	13,504	240
Graphic Packaging Holding Co.	96,814	1,181
Greif, Inc. 'A'	15,465	481
HB Fuller Co.	4,415	123
Hecla Mining Co.	79,319	144
Innospec, Inc.	3,460	240
Kaiser Aluminum Corp.	4,543	315
Kraton Corp. (a)	14,421	117
Louisiana-Pacific Corp.	23,842	410
Materion Corp.	3,534	124
Minerals Technologies, Inc.	7,957	289
Myers Industries, Inc.	10,305	111
Neenah Paper, Inc.	2,786	120
O-I Glass, Inc.	80,250	571
Olin Corp.	34,287	400
PolyOne Corp.	29,985	569
PQ Group Holdings, Inc. (a)	8,948	98
Quaker Chemical Corp.	1,198	151
Rayonier Advanced Materials, Inc.	23,814	25
Schnitzer Steel Industries, Inc. 'A'	8,053	105
Schweitzer-Mauduit International, Inc.	9,914	276
Sensient Technologies Corp.	11,018	479
Silgan Holdings, Inc.	24,886	722
Stepan Co.	3,533	313
Summit Materials, Inc. 'A' (a)	24,848	373
SunCoke Energy, Inc.	35,681	137
Trinseo S.A.	14,622	265
U.S. Concrete, Inc. (a)	1,851	34
United States Steel Corp. (c)	43,784	276
Valvoline, Inc.	20,985	275
Verso Corp. (a)	9,937	112
Warrior Met Coal, Inc.	26,634	283
Worthington Industries, Inc.	12,854	337
		14,569
REAL ESTATE 0.7%
Alexander & Baldwin, Inc.	28,503	320
Cushman & Wakefield PLC (a)	2,761	32
Kennedy-Wilson Holdings, Inc.	21,200	285
New York REIT, Inc.« (a)	4,082	78
Newmark Group, Inc.	41,831	178
Realogy Holdings Corp.	232,207	699
St. Joe Co. (a)	11,219	188
		1,780
UTILITIES 5.6%
ALLETE, Inc.	12,456	756
American States Water Co.	6,050	494
Avista Corp.	29,918	1,271
Black Hills Corp.	15,348	983

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

California Water Service Group	6,631	334
Chesapeake Utilities Corp.	947	81
Clearway Energy, Inc. 'C'	24,291	457
El Paso Electric Co.	13,727	933
Hawaiian Electric Industries, Inc.	46,242	1,991
MGE Energy, Inc.	6,314	413
New Jersey Resources Corp.	10,654	362
Northwest Natural Holding Co.	8,764	541
NorthWestern Corp.	16,988	1,016
Ormat Technologies, Inc.	3,533	239
Otter Tail Corp.	9,793	435
PNM Resources, Inc.	29,331	1,115
SJW Group	3,009	174
South Jersey Industries, Inc.	11,471	287
Southwest Gas Holdings, Inc.	4,961	345
Spire, Inc.	12,336	919
TerraForm Power, Inc. 'A'	18,888	298
Unitil Corp.	4,573	239
		13,683
Total United States		210,840
Total Common Stocks (Cost $236,640)		212,081
REAL ESTATE INVESTMENT TRUSTS 11.8%
UNITED STATES 11.8%
FINANCIALS 1.4%
Apollo Commercial Real Estate Finance, Inc.	24,572	182
Arbor Realty Trust, Inc.	18,160	89
Blackstone Mortgage Trust, Inc. 'A'	15,108	281
Capstead Mortgage Corp.	80,430	338
Chimera Investment Corp.	87,563	797
Colony Credit Real Estate, Inc.	22,275	88
Granite Point Mortgage Trust, Inc.	13,640	69
Invesco Mortgage Capital, Inc.	49,494	169
Ladder Capital Corp.	20,261	96
MFA Financial, Inc.	116,169	180
New York Mortgage Trust, Inc.	39,406	61
PennyMac Mortgage Investment Trust	34,123	362
Redwood Trust, Inc.	25,876	131
TPG RE Finance Trust, Inc.	15,992	88
Two Harbors Investment Corp.	78,914	301
		3,232
REAL ESTATE 10.4%
Acadia Realty Trust	12,840	159
Agree Realty Corp.	2,504	155
American Assets Trust, Inc.	5,595	140
American Finance Trust, Inc.	45,551	285
Americold Realty Trust	7,254	247
Apple Hospitality REIT, Inc.	92,416	847
Armada Hoffler Properties, Inc.	10,107	108
Brandywine Realty Trust	52,056	548
CareTrust REIT, Inc.	9,163	136
Chatham Lodging Trust	18,254	108
Columbia Property Trust, Inc.	43,171	540
CorePoint Lodging, Inc.	51,400	202
Corporate Office Properties Trust	22,859	506
Cousins Properties, Inc.	23,634	692
DiamondRock Hospitality Co.	71,128	361
Easterly Government Properties, Inc.	2,475	61
EastGroup Properties, Inc.	3,768	394
Empire State Realty Trust, Inc. 'A'	36,206	324
Equity Commonwealth	18,843	598
First Industrial Realty Trust, Inc.	12,776	425
Four Corners Property Trust, Inc.	2,472	46
Franklin Street Properties Corp.	50,796	291
GEO Group, Inc.	57,136	695
Getty Realty Corp.	3,447	82
Global Net Lease, Inc.	17,396	233
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,479	30
Healthcare Realty Trust, Inc.	21,785	608
Hersha Hospitality Trust	32,958	118
Independence Realty Trust, Inc.	14,584	130
Industrial Logistics Properties Trust	16,609	291
Investors Real Estate Trust	4,712	259
Kite Realty Group Trust	42,733	405
Lexington Realty Trust	74,632	741
LTC Properties, Inc.	5,968	184
Mack-Cali Realty Corp.	25,673	391
Monmouth Real Estate Investment Corp.	3,138	38
National Health Investors, Inc.	5,932	294

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

National Storage Affiliates Trust	6,829	202
Office Properties Income Trust	10,607	289
Outfront Media, Inc.	56,385	760
Paramount Group, Inc.	79,623	701
Pebblebrook Hotel Trust	20,449	223
Physicians Realty Trust	26,575	370
Piedmont Office Realty Trust, Inc. 'A'	63,163	1,115
PotlatchDeltic Corp.	4,855	152
Preferred Apartment Communities, Inc. 'A'	24,955	179
PS Business Parks, Inc.	2,368	321
QTS Realty Trust, Inc. 'A'	6,055	351
Rayonier, Inc.	30,614	721
Retail Opportunity Investments Corp.	19,540	162
Retail Properties of America, Inc. 'A'	110,805	573
Rexford Industrial Realty, Inc.	4,822	198
RLJ Lodging Trust	56,198	434
RPT Realty	32,345	195
Ryman Hospitality Properties, Inc.	9,014	323
Sabra Health Care REIT, Inc.	15,247	167
Seritage Growth Properties 'A'	6,425	59
SITE Centers Corp.	83,002	432
Spirit Realty Capital, Inc.	32,809	858
STAG Industrial, Inc.	9,807	221
Summit Hotel Properties, Inc.	28,154	119
Sunstone Hotel Investors, Inc.	71,627	624
Tanger Factory Outlet Centers, Inc. (c)	42,885	214
Taubman Centers, Inc.	15,464	648
Terreno Realty Corp.	4,485	232
Uniti Group, Inc.	165,687	999
Urban Edge Properties	13,393	118
Urstadt Biddle Properties, Inc. 'A'	8,548	121
Washington Prime Group, Inc. (c)	157,054	126
Washington Real Estate Investment Trust	14,886	355
Weingarten Realty Investors	36,043	520
Xenia Hotels & Resorts, Inc.	49,260	507
		25,261
Total Real Estate Investment Trusts (Cost $37,605)		28,493
SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS (e) 7.3%		17,600
Total Short-Term Instruments (Cost $17,600)		17,600
Total Investments in Securities (Cost $291,845)		258,174
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.8%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	2,002,230	2,002
Total Short-Term Instruments (Cost $2,002)		2,002
Total Investments in Affiliates (Cost $2,002)		2,002
Total Investments 107.4% (Cost $293,847)		$260,176
Other Assets and Liabilities, net (7.4)%		(17,931)
Net Assets 100.0%		$242,245

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $2,008 were out on loan in exchange for $2,099 of cash collateral as of March 31, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$17,600	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020		$(17,952)	$17,600	$17,600
Total Repurchase Agreements							$(17,952)	$17,600	$17,600
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Luxembourg
	Materials				$126	$0	$0	$126
United Kingdom
	Consumer Discretionary				393	0	0	393
	Consumer Staples				590	0	0	590
	Information Technology				88	0	0	88
	Materials				44	0	0	44
United States
	Communication Services				7,341	50	0	7,391
	Consumer Discretionary				30,843	0	0	30,843
	Consumer Staples				14,952	0	0	14,952
	Energy				3,222	0	0	3,222
	Financials				36,607	0	0	36,607
	Health Care				11,440	0	0	11,440
	Industrials				44,695	0	0	44,695
	Information Technology				31,658	0	0	31,658
	Materials				14,569	0	0	14,569
	Real Estate				1,702	0	78	1,780
	Utilities				13,683	0	0	13,683
Real Estate Investment Trusts
United States
	Financials				3,232	0	0	3,232
	Real Estate				25,261	0	0	25,261
Short-Term Instruments
Repurchase Agreements					0	17,600	0	17,600
					$240,446	$17,650	$78	$258,174
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					2,002	0	0	2,002
Total Investments					$242,448	$17,650	$78	$260,176

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6% ¤
COMMON STOCKS 91.5%
BRAZIL 5.8%
COMMUNICATION SERVICES 0.1%
TIM Participacoes S.A.	97,200	$233
CONSUMER DISCRETIONARY 0.3%
Cogna Educacao	218,850	168
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	69,700	190
Lojas Renner S.A.	151,080	976
Petrobras Distribuidora S.A.	100,900	301
		1,635
CONSUMER STAPLES 1.7%
Ambev S.A.	570,200	1,309
BRF S.A. (a)	309,600	899
JBS S.A.	1,272,700	4,982
Raia Drogasil S.A.	50,400	988
		8,178
ENERGY 0.3%
Cosan Ltd. 'A' (a)	16,349	201
Cosan S.A.	31,300	324
Ultrapar Participacoes S.A.	287,900	694
		1,219
FINANCIALS 1.0%
B3 S.A. - Brasil Bolsa Balcao	303,800	2,099
Banco BTG Pactual S.A.	93,200	596
Banco do Brasil S.A.	190,300	1,021
BB Seguridade Participacoes S.A.	155,900	745
IRB Brasil Resseguros S/A	24,500	46
Porto Seguro S.A.	16,600	144
Sul America S.A.	28,700	187
		4,838
HEALTH CARE 0.1%
Hypera S.A.	88,300	486
INDUSTRIALS 0.4%
CCR S.A.	170,700	385
Embraer S.A. (a)	28,400	52
WEG S.A.	240,130	1,552
		1,989
MATERIALS 1.5%
Cia Siderurgica Nacional S.A.	252,300	339
Klabin S.A.	149,700	461
Suzano S.A.	7,700	53
Vale S.A.	777,300	6,471
		7,324
UTILITIES 0.4%
AES Tiete Energia S.A.	191,400	483
Cia de Saneamento Basico do Estado de Sao Paulo	54,900	414
Cia de Saneamento de Minas Gerais-COPASA	6,800	53
EDP - Energias do Brasil S.A.	21,900	69
Energisa S.A.	12,500	91
Engie Brasil Energia S.A.	96,825	725

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Light S.A.	51,000	95
		1,930
Total Brazil		27,832
CHILE 0.9%
CONSUMER DISCRETIONARY 0.1%
SACI Falabella	110,686	243
CONSUMER STAPLES 0.1%
Cencosud S.A.	548,927	571
Cia Cervecerias Unidas S.A.	20,700	142
		713
ENERGY 0.1%
Empresas COPEC S.A.	71,307	408
FINANCIALS 0.1%
Banco de Chile	6,246,130	504
Banco de Credito e Inversiones	3,295	112
Banco Santander Chile	1,428,580	55
Itau CorpBanca	5,574,622	15
		686
MATERIALS 0.1%
CAP S.A.	21,418	92
Empresas CMPC S.A.	219,558	468
		560
UTILITIES 0.4%
AES Gener S.A.	1,052,584	128
Aguas Andinas S.A. 'A'	754,262	222
Colbun S.A.	2,227,216	242
Enel Americas S.A.	7,797,600	950
Enel Chile S.A.	4,690,859	318
Engie Energia Chile S.A.	69,477	76
		1,936
Total Chile		4,546
CHINA 16.1%
COMMUNICATION SERVICES 1.3%
China Telecom Corp. Ltd. 'H'	2,840,000	861
China Tower Corp. Ltd.	4,390,000	975
NetEase, Inc. ADR	13,976	4,486
		6,322
CONSUMER DISCRETIONARY 5.9%
Alibaba Group Holding Ltd. SP - ADR (a)	49,370	9,602
ANTA Sports Products Ltd.	203,000	1,473
BAIC Motor Corp. Ltd. 'H'	134,500	53
China Yongda Automobiles Services Holdings Ltd.	57,500	46
GOME Retail Holdings Ltd. (a)(c)	3,053,000	281
Great Wall Motor Co. Ltd. 'H'	982,500	623
Guangzhou Automobile Group Co. Ltd. 'H'	254,000	253
JD.com, Inc. ADR (a)	175,369	7,102
Meituan Dianping (a)	264,600	3,154
Minth Group Ltd.	54,000	115
New Oriental Education & Technology Group, Inc. SP - ADR (a)	18,117	1,961
Shenzhou International Group Holdings Ltd.	82,800	869
Vipshop Holdings Ltd. ADR (a)	80,255	1,250
Yum China Holdings, Inc.	21,063	898
Zhongsheng Group Holdings Ltd.	80,500	279
		27,959
CONSUMER STAPLES 0.8%
Dali Foods Group Co. Ltd.	523,000	363
Hengan International Group Co. Ltd.	173,000	1,292
Tingyi Cayman Islands Holding Corp.	464,000	754
Tsingtao Brewery Co. Ltd. 'H'	42,000	212
Uni-President China Holdings Ltd.	222,000	215

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Want Want China Holdings Ltd.	1,501,000	1,083
		3,919
ENERGY 1.3%
China Oilfield Services Ltd. 'H'	68,000	52
China Petroleum & Chemical Corp. 'H'	6,772,000	3,309
China Shenhua Energy Co. Ltd. 'H'	813,000	1,536
CNOOC Ltd.	1,364,000	1,418
Yanzhou Coal Mining Co. Ltd. 'H'	66,000	51
		6,366
FINANCIALS 1.7%
China Galaxy Securities Co. Ltd. 'H'	675,000	324
China Minsheng Banking Corp. Ltd. 'H'	298,500	221
China Reinsurance Group Corp. 'H'	1,684,000	194
GF Securities Co. Ltd. 'H'	237,034	252
PICC Property & Casualty Co. Ltd. 'H'	532,000	510
Ping An Insurance Group Co. of China Ltd. 'H'	637,500	6,226
Postal Savings Bank of China Co. Ltd. 'H'	748,000	455
		8,182
HEALTH CARE 0.4%
China Resources Pharmaceutical Group Ltd.	289,500	173
CSPC Pharmaceutical Group Ltd.	562,000	1,106
Shandong Weigao Group Medical Polymer Co. Ltd. 'H'	276,000	346
Sinopharm Group Co. Ltd. 'H'	96,000	213
		1,838
INDUSTRIALS 1.2%
AviChina Industry & Technology Co. Ltd. 'H'	86,000	33
China Communications Services Corp. Ltd. 'H'	398,000	286
China Conch Venture Holdings Ltd.	176,500	783
China Lesso Group Holdings Ltd. 'L'	175,000	227
China Southern Airlines Co. Ltd. 'H'	458,000	194
COSCO SHIPPING Energy Transportation Co. Ltd. 'H'	216,000	114
Jiangsu Expressway Co. Ltd. 'H'	342,000	380
Sinopec Engineering Group Co. Ltd. 'H'	106,500	44
Sinotrans Ltd. 'H'	524,000	128
Weichai Power Co. Ltd. 'H'	196,000	312
Yangzijiang Shipbuilding Holdings Ltd.	483,300	281
Zhejiang Expressway Co. Ltd. 'H'	288,000	199
Zhuzhou CRRC Times Electric Co. Ltd. 'H'	56,900	169
Zoomlion Heavy Industry Science and Technology Co. Ltd. 'H'	70,000	50
ZTO Express Cayman, Inc. ADR	93,894	2,486
		5,686
INFORMATION TECHNOLOGY 0.9%
AAC Technologies Holdings, Inc.	125,500	640
BYD Electronic International Co. Ltd.	63,000	104
China Railway Signal & Communication Corp. Ltd. 'H'	161,000	80
FIH Mobile Ltd. (a)(c)	1,330,000	147
Lenovo Group Ltd.	846,000	448
Semiconductor Manufacturing International Corp. (a)(c)	468,000	735
Sunny Optical Technology Group Co. Ltd.	73,000	966
Xiaomi Corp. (a)	650,800	864
ZTE Corp. 'H' (a)	79,000	241
		4,225
MATERIALS 0.7%
Anhui Conch Cement Co. Ltd. 'H'	177,000	1,216
China BlueChemical Ltd. 'H'	792,000	122
China National Building Material Co. Ltd. 'H'	1,124,000	1,207
China Oriental Group Co. Ltd.	522,000	133
Jiangxi Copper Co. Ltd. 'H'	618,000	567
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	1,304,000	321
		3,566
REAL ESTATE 1.2%
Agile Group Holdings Ltd.	560,000	600
CIFI Holdings Group Co. Ltd.	290,000	206
Greentown China Holdings Ltd.	252,500	227
Guangzhou R&F Properties Co. Ltd. 'H'	200,400	258
Kaisa Group Holdings Ltd.	1,011,000	369
KWG Property Holding Ltd.	181,500	254
Logan Property Holdings Co. Ltd.	210,000	319
Longfor Group Holdings Ltd.	205,500	989

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Powerlong Real Estate Holdings Ltd.	408,000	237
Shui On Land Ltd.	1,723,000	287
Sino-Ocean Group Holding Ltd.	808,000	205
SOHO China Ltd.	677,000	346
Sunac China Holdings Ltd.	281,000	1,281
Times China Holdings Ltd.	25,000	41
		5,619
UTILITIES 0.7%
CGN Power Co. Ltd. 'H'	2,696,000	614
Datang International Power Generation Co. Ltd. 'H'	778,000	103
ENN Energy Holdings Ltd.	198,100	1,919
Huadian Fuxin Energy Corp. Ltd. 'H'	920,000	151
Huadian Power International Corp. Ltd. 'H'	688,000	204
Huaneng Power International, Inc. 'H'	804,000	300
		3,291
Total China		76,973
GREECE 0.5%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	26,008	314
CONSUMER DISCRETIONARY 0.1%
OPAP S.A.	60,219	454
ENERGY 0.1%
Hellenic Petroleum S.A.	15,055	87
Motor Oil Hellas Corinth Refineries S.A.	21,754	266
		353
FINANCIALS 0.2%
Alpha Bank AE (a)	350,769	260
Eurobank Ergasias S.A. (a)(c)	665,840	278
National Bank of Greece S.A. (a)	245,315	324
Piraeus Bank S.A. (a)(c)	109,265	156
		1,018
UTILITIES 0.0%
Public Power Corp. S.A. (a)(c)	54,621	134
Total Greece		2,273
HONG KONG 3.1%
COMMUNICATION SERVICES 0.1%
China Unicom Hong Kong Ltd.	560,000	327
CONSUMER DISCRETIONARY 0.0%
Brilliance China Automotive Holdings Ltd.	166,000	135
CONSUMER STAPLES 0.6%
China Resources Beer Holdings Co. Ltd.	626,000	2,838
FINANCIALS 0.1%
China Everbright Ltd.	226,000	331
INDUSTRIALS 0.1%
China State Construction International Holdings Ltd.	244,000	179
COSCO SHIPPING Ports Ltd.	332,000	159
Shanghai Industrial Holdings Ltd.	31,000	46
Shenzhen International Holdings Ltd.	39,000	71
		455
MATERIALS 0.0%
China Resources Cement Holdings Ltd.	144,000	169
REAL ESTATE 1.3%
China Jinmao Holdings Group Ltd.	556,000	354
China Overseas Land & Investment Ltd.	1,090,000	3,342
China Resources Land Ltd.	454,000	1,853
Poly Property Group Co. Ltd.	957,000	321

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Yuexiu Property Co. Ltd.	2,684,000	480
		6,350
UTILITIES 0.9%
China Power International Development Ltd.	1,966,000	364
China Resources Gas Group Ltd.	196,000	983
China Resources Power Holdings Co. Ltd.	796,000	873
Guangdong Investment Ltd.	672,000	1,290
Kunlun Energy Co. Ltd.	1,056,000	610
		4,120
Total Hong Kong		14,725
INDIA 6.2%
CONSUMER DISCRETIONARY 0.2%
Tata Motors Ltd. ADR (a)	213,997	1,010
FINANCIALS 3.3%
HDFC Bank Ltd. ADR	270,047	10,386
ICICI Bank Ltd. SP - ADR	642,759	5,463
		15,849
HEALTH CARE 0.5%
Dr Reddy's Laboratories Ltd. ADR	59,079	2,383
INFORMATION TECHNOLOGY 2.2%
Infosys Ltd. SP - ADR	1,018,562	8,362
Wipro Ltd. ADR	665,305	2,063
		10,425
Total India		29,667
INDONESIA 1.9%
COMMUNICATION SERVICES 0.3%
Indosat Tbk PT (a)	186,500	18
Telekomunikasi Indonesia Persero Tbk PT	8,830,800	1,715
		1,733
CONSUMER DISCRETIONARY 0.2%
Astra International Tbk PT	3,422,700	814
CONSUMER STAPLES 0.3%
Charoen Pokphand Indonesia Tbk PT	818,500	246
Gudang Garam Tbk PT	110,600	278
Hanjaya Mandala Sampoerna Tbk PT	1,639,300	142
Indofood CBP Sukses Makmur Tbk PT	540,200	337
Indofood Sukses Makmur Tbk PT	808,900	313
Unilever Indonesia Tbk PT	576,200	255
		1,571
ENERGY 0.1%
Adaro Energy Tbk PT	815,600	49
Bukit Asam Tbk PT	1,453,000	192
Indo Tambangraya Megah Tbk PT	182,000	89
		330
FINANCIALS 0.7%
Bank Central Asia Tbk PT	1,225,400	2,064
Bank Mandiri Persero Tbk PT	1,509,700	429
Bank Rakyat Indonesia Persero Tbk PT	4,191,800	769
		3,262
HEALTH CARE 0.1%
Kalbe Farma Tbk PT	3,470,600	254
INDUSTRIALS 0.1%
United Tractors Tbk PT	352,400	363
MATERIALS 0.1%
Indah Kiat Pulp & Paper Corp. Tbk PT	78,500	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Indocement Tunggal Prakarsa Tbk PT	355,300	271
Semen Indonesia Persero Tbk PT	562,500	261
		551
UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT	1,734,700	82
Total Indonesia		8,960
MALAYSIA 1.9%
COMMUNICATION SERVICES 0.3%
Astro Malaysia Holdings Bhd.	175,300	34
Axiata Group Bhd.	516,400	392
DiGi.Com Bhd.	408,500	412
Maxis Bhd.	308,100	382
Telekom Malaysia Bhd.	288,200	251
		1,471
CONSUMER DISCRETIONARY 0.2%
Genting Bhd.	527,700	456
Genting Malaysia Bhd.	955,400	443
		899
CONSUMER STAPLES 0.3%
British American Tobacco Malaysia Bhd.	33,500	80
Felda Global Ventures Holdings Bhd. (a)	769,800	152
IOI Corp. Bhd.	327,100	302
Kuala Lumpur Kepong Bhd.	66,700	324
PPB Group Bhd.	93,480	354
Sime Darby Plantation Bhd.	115,700	132
		1,344
ENERGY 0.1%
Petronas Dagangan Bhd.	78,500	387
FINANCIALS 0.4%
AMMB Holdings Bhd.	269,700	187
CIMB Group Holdings Bhd.	596,100	496
Hong Leong Bank Bhd.	27,300	84
Hong Leong Financial Group Bhd.	15,300	48
Malayan Banking Bhd.	433,400	748
Public Bank Bhd.	182,300	671
RHB Bank Bhd.	52,600	57
		2,291
HEALTH CARE 0.0%
IHH Healthcare Bhd.	86,500	103
INDUSTRIALS 0.2%
IJM Corp. Bhd.	509,700	187
MISC Bhd.	211,100	362
Sime Darby Bhd.	823,700	324
		873
MATERIALS 0.1%
Petronas Chemicals Group Bhd.	328,300	383
REAL ESTATE 0.0%
IOI Properties Group Bhd.	202,900	45
UTILITIES 0.3%
Petronas Gas Bhd.	131,400	466
Tenaga Nasional Bhd.	353,800	985
YTL Corp. Bhd.	244,308	41

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

YTL Power International Bhd.	214,500	30
		1,522
Total Malaysia		9,318
MEXICO 2.9%
COMMUNICATION SERVICES 1.2%
America Movil S.A.B. de C.V.	9,966,200	5,905
Grupo Televisa S.A.B.	45,700	53
		5,958
CONSUMER STAPLES 1.1%
Arca Continental S.A.B. de C.V.	41,200	166
Coca-Cola Femsa S.A.B. de C.V.	12,900	52
Gruma S.A.B. de C.V. 'B'	51,500	395
Grupo Lala S.A.B. de C.V.	237,400	107
Industrias Bachoco S.A.B. de C.V.	43,100	123
Kimberly-Clark de Mexico S.A.B. de C.V. 'A'	506,100	766
Wal-Mart de Mexico S.A.B. de C.V.	1,503,400	3,533
		5,142
FINANCIALS 0.1%
Grupo Elektra S.A.B. de C.V.	6,740	399
INDUSTRIALS 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	35,300	190
Grupo Carso S.A.B. de C.V.	65,400	128
		318
MATERIALS 0.4%
Alpek S.A.B. de C.V.	278,300	99
Grupo Mexico S.A.B. de C.V. 'B'	857,600	1,581
Industrias Penoles S.A.B. de C.V.	4,715	31
Orbia Advance Corp. S.A.B. de C.V.	41,600	46
		1,757
UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	55,700	171
Total Mexico		13,745
PHILIPPINES 0.7%
COMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	8,765	332
PLDT, Inc.	24,145	534
		866
CONSUMER STAPLES 0.1%
Universal Robina Corp.	172,080	352
ENERGY 0.0%
Semirara Mining & Power Corp.	91,800	20
FINANCIALS 0.1%
Bank of the Philippine Islands	185,281	225
BDO Unibank, Inc.	175,030	354
Metro Pacific Investments Corp.	2,562,000	122
Metropolitan Bank & Trust Co.	201,712	158
		859
INDUSTRIALS 0.1%
Alliance Global Group, Inc. (a)	887,600	121
Ayala Corp.	21,290	195
DMCI Holdings, Inc.	714,700	53
GT Capital Holdings, Inc.	6,230	50
International Container Terminal Services, Inc.	34,360	50
SM Investments Corp.	3,160	50
		519
REAL ESTATE 0.1%
SM Prime Holdings, Inc.	498,200	277

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

UTILITIES 0.1%
Aboitiz Power Corp.	336,700	173
First Gen Corp.	154,800	50
Manila Electric Co.	38,220	168
		391
Total Philippines		3,284
POLAND 0.7%
COMMUNICATION SERVICES 0.2%
Cyfrowy Polsat S.A.	35,469	203
Orange Polska S.A. (a)	170,401	243
PLAY Communications S.A.	50,102	352
		798
ENERGY 0.2%
Grupa Lotos S.A.	36,263	452
Polski Koncern Naftowy ORLEN S.A.	39,278	526
		978
FINANCIALS 0.1%
Bank Polska Kasa Opieki S.A.	3,701	50
Powszechny Zaklad Ubezpieczen S.A.	68,070	512
		562
INFORMATION TECHNOLOGY 0.0%
Asseco Poland S.A.	3,530	49
MATERIALS 0.1%
Grupa Azoty S.A. (a)	6,795	34
KGHM Polska Miedz S.A.	27,712	396
		430
UTILITIES 0.1%
Enea S.A. (a)	45,926	52
Energa S.A.	43,538	72
PGE Polska Grupa Energetyczna S.A. (a)	168,725	155
Tauron Polska Energia S.A. (a)	585,631	157
		436
Total Poland		3,253
ROMANIA 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle PLC	30,808	129
Total Romania		129
RUSSIA 9.1%
COMMUNICATION SERVICES 1.1%
Mobile TeleSystems PJSC	885,940	3,353
Rostelecom PJSC	294,870	275
Sistema PJSC FC	3,965,100	645
Yandex NV (a)	33,900	1,154
		5,427
CONSUMER STAPLES 0.2%
Magnit PJSC	7,123	291
X5 Retail Group NV GDR	32,579	873
		1,164
ENERGY 3.4%
Gazprom Neft PJSC	80,950	308
Gazprom PJSC	2,889,600	6,514
LUKOIL PJSC	53,990	3,229
Novatek PJSC	15,890	186
Rosneft Oil Co. PJSC	95,470	383
Surgutneftegas PJSC	10,231,000	4,314
Tatneft PJSC	189,020	1,329

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

TMK PJSC	55,890	29
		16,292
FINANCIALS 0.7%
Credit Bank of Moscow PJSC	751,800	53
Moscow Exchange MICEX-RTS PJSC	235,300	289
Sberbank of Russia PJSC	495,200	1,150
VTB Bank PJSC	4,318,940,000	1,761
		3,253
INDUSTRIALS 0.1%
Aeroflot PJSC (c)	173,830	149
Globaltrans Investment PLC GDR	24,465	128
		277
MATERIALS 3.0%
Alrosa PJSC	1,341,450	1,080
Magnitogorsk Iron & Steel Works PJSC	912,000	439
MMC Norilsk Nickel PJSC	35,860	8,912
Novolipetsk Steel PJSC (c)	429,780	665
PhosAgro PJSC	17,194	542
Polyus PJSC	12,105	1,636
Severstal PJSC	74,140	818
		14,092
REAL ESTATE 0.0%
LSR Group PJSC	7,197	54
UTILITIES 0.6%
Federal Grid Co. Unified Energy System PJSC	90,090,000	182
Inter RAO UES PJSC	24,327,000	1,496
Mosenergo PJSC (c)	4,103,000	95
OGK-2 PJSC	7,101,000	52
Rosseti PJSC	20,425,000	301
RusHydro PJSC (c)	61,929,000	471
Unipro PJSC (c)	6,058,000	197
		2,794
Total Russia		43,353
SINGAPORE 0.1%
INDUSTRIALS 0.1%
BOC Aviation Ltd.	39,500	250
Total Singapore		250
SOUTH AFRICA 4.6%
COMMUNICATION SERVICES 0.5%
MTN Group Ltd. (c)	680,524	1,825
Telkom S.A. SOC Ltd.	143,368	163
Vodacom Group Ltd.	49,190	322
		2,310
CONSUMER DISCRETIONARY 1.6%
Foschini Group Ltd.	43,691	163
Motus Holdings Ltd.	25,218	39
Mr Price Group Ltd.	38,098	242
Naspers Ltd. 'N'	48,603	6,907
Truworths International Ltd.	78,288	109
Woolworths Holdings Ltd.	77,750	120
		7,580
CONSUMER STAPLES 0.4%
Bid Corp. Ltd. (c)	63,353	747
Massmart Holdings Ltd.	26,276	40
Shoprite Holdings Ltd.	70,112	490
SPAR Group Ltd.	20,436	207
Tiger Brands Ltd.	31,096	322
		1,806
FINANCIALS 0.4%
Absa Group Ltd.	72,183	300

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

FirstRand Ltd. (c)	190,391	427
Liberty Holdings Ltd. (c)	11,252	42
Momentum Metropolitan Holdings	54,171	47
Sanlam Ltd.	222,226	633
Standard Bank Group Ltd.	123,150	705
		2,154
HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	26,570	138
Netcare Ltd.	251,627	211
		349
INDUSTRIALS 0.1%
Barloworld Ltd.	68,702	250
MATERIALS 1.5%
Anglo American Platinum Ltd.	5,144	215
AngloGold Ashanti Ltd.	124,160	2,216
Gold Fields Ltd.	519,190	2,678
Impala Platinum Holdings Ltd.	404,648	1,686
Kumba Iron Ore Ltd.	34,439	537
Sappi Ltd.	129,908	153
Sasol Ltd.	6,225	13
		7,498
Total South Africa		21,947
SOUTH KOREA 16.3%
COMMUNICATION SERVICES 1.6%
Kakao Corp.	5,152	652
KT Corp. SP - ADR	191,704	1,491
LG Uplus Corp.	73,452	645
NAVER Corp.	18,296	2,544
NCSoft Corp.	1,678	895
SK Telecom Co. Ltd.	10,771	1,567
		7,794
CONSUMER DISCRETIONARY 3.9%
Coway Co. Ltd.	13,935	659
Hankook Tire & Technology Co. Ltd.	25,154	397
Hanon Systems	51,386	373
Hyundai Department Store Co. Ltd.	3,836	185
Hyundai Mobis Co. Ltd.	27,297	3,776
Hyundai Motor Co.	106,470	7,670
Hyundai Wia Corp.	17,426	379
Kangwon Land, Inc.	37,119	598
Kia Motors Corp.	121,468	2,557
LG Electronics, Inc.	25,973	1,021
LOTTE Himart Co. Ltd.	4,406	56
Lotte Shopping Co. Ltd.	8,701	532
Mando Corp.	10,201	172
Shinsegae, Inc.	1,341	238
		18,613
CONSUMER STAPLES 1.0%
Amorepacific Corp.	8,045	630
CJ CheilJedang Corp.	923	163
E-MART, Inc.	6,667	578
GS Retail Co. Ltd.	6,931	176
KT&G Corp.	34,897	2,137
LG Household & Health Care Ltd.	1,122	1,028
NongShim Co. Ltd.	494	117
		4,829
ENERGY 0.7%
GS Holdings Corp.	22,694	684
S-Oil Corp.	5,973	278
SK Gas Ltd.	2,780	143
SK Innovation Co. Ltd.	29,005	2,052
		3,157
FINANCIALS 1.7%
BNK Financial Group, Inc.	56,328	204
DB Insurance Co. Ltd.	9,005	255
DGB Financial Group, Inc.	1,958	7

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Hanwha Life Insurance Co. Ltd.	134,620	152
Hyundai Marine & Fire Insurance Co. Ltd.	12,957	240
Industrial Bank of Korea	74,385	455
KB Financial Group, Inc.	62,134	1,747
Meritz Financial Group, Inc.	4,890	41
Meritz Fire & Marine Insurance Co. Ltd.	20,719	206
Samsung Card Co. Ltd.	11,659	287
Samsung Fire & Marine Insurance Co. Ltd.	8,561	1,083
Samsung Life Insurance Co. Ltd.	16,879	591
Samsung Securities Co. Ltd.	4,977	119
Shinhan Financial Group Co. Ltd.	112,846	2,640
		8,027
INDUSTRIALS 1.4%
CJ Corp.	7,047	371
CJ Logistics Corp. (a)	1,302	144
Daelim Industrial Co. Ltd.	7,225	433
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,620	29
Doosan Bobcat, Inc.	6,932	102
Doosan Co. Ltd.	1,270	34
Doosan Heavy Industries & Construction Co. Ltd. (a)(c)	41,078	114
Doosan Infracore Co. Ltd. (a)	11,031	28
Hanwha Corp.	9,511	118
Hyundai Engineering & Construction Co. Ltd.	14,027	313
Hyundai Glovis Co. Ltd.	6,701	496
Hyundai Heavy Industries Holdings Co., Ltd.	303	49
KCC Corp.	966	102
KCC Glass Corp. (a)	1	0
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	1,831	116
Korean Air Lines Co. Ltd.	28,069	425
LG Corp.	20,694	1,002
LG International Corp.	13,674	102
LS Corp.	5,412	127
Posco International Corp.	25,890	240
S-1 Corp.	755	50
Samsung C&T Corp.	8,018	585
Samsung Heavy Industries Co. Ltd. (a)	30,411	97
SK Holdings Co. Ltd.	8,874	1,214
SK Networks Co. Ltd.	146,272	542
		6,833
INFORMATION TECHNOLOGY 4.5%
LG Display Co. Ltd.	218,169	1,960
LG Innotek Co. Ltd.	451	41
Samsung Electro-Mechanics Co. Ltd.	13,416	1,063
Samsung Electronics Co. Ltd.	229,338	8,917
Samsung SDI Co. Ltd.	5,424	1,056
SK Hynix, Inc.	125,386	8,477
		21,514
MATERIALS 0.9%
Dongkuk Steel Mill Co. Ltd. (a)	37,813	113
Hyundai Steel Co.	26,473	387
Kolon Industries, Inc.	5,688	139
Korea Zinc Co. Ltd.	1,516	441
OCI Co. Ltd.	957	27
POSCO	23,474	3,089
Seah Besteel Corp.	4,330	27
Taekwang Industrial Co. Ltd.	123	63
Young Poong Corp.	101	40
		4,326
UTILITIES 0.6%
Korea Electric Power Corp.	151,073	2,359
Korea Gas Corp.	23,663	414
		2,773
Total South Korea		77,866
TAIWAN 15.2%
COMMUNICATION SERVICES 1.1%
Chunghwa Telecom Co. Ltd.	846,000	2,999
Far EasTone Telecommunications Co. Ltd.	413,000	863

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Taiwan Mobile Co. Ltd.	438,000	1,446
		5,308
CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	265,000	269
Formosa Taffeta Co. Ltd.	221,000	223
Hotai Motor Co. Ltd.	41,000	662
Pou Chen Corp.	323,000	273
Yulon Motor Co. Ltd.	472,000	228
		1,655
CONSUMER STAPLES 0.6%
President Chain Store Corp.	100,000	935
Uni-President Enterprises Corp.	900,000	1,948
		2,883
ENERGY 0.2%
Formosa Petrochemical Corp.	274,000	731
FINANCIALS 2.6%
Chang Hwa Commercial Bank Ltd.	947,704	598
CTBC Financial Holding Co. Ltd.	2,692,000	1,585
E.Sun Financial Holding Co. Ltd.	2,005,965	1,601
First Financial Holding Co. Ltd.	1,471,971	951
Fubon Financial Holding Co. Ltd.	881,000	1,089
Hua Nan Financial Holdings Co. Ltd. 'C'	1,353,837	806
Mega Financial Holding Co. Ltd.	2,325,000	2,183
Shanghai Commercial & Savings Bank Ltd.	300,605	389
Shin Kong Financial Holding Co. Ltd.	1,312,965	329
SinoPac Financial Holdings Co. Ltd.	2,248,528	820
Taishin Financial Holding Co. Ltd.	1,334,133	514
Taiwan Cooperative Financial Holding Co. Ltd.	1,479,602	894
Yuanta Financial Holding Co. Ltd.	1,060,000	541
		12,300
INDUSTRIALS 0.2%
China Airlines Ltd.	245,000	53
Eva Airways Corp.	74,400	22
Far Eastern New Century Corp.	705,000	524
Taiwan High Speed Rail Corp.	220,000	208
Walsin Lihwa Corp.	774,000	280
		1,087
INFORMATION TECHNOLOGY 8.8%
Acer, Inc.	388,000	200
Advantech Co. Ltd.	63,000	519
Asustek Computer, Inc.	149,000	1,009
AU Optronics Corp.	2,564,000	534
Catcher Technology Co. Ltd.	84,000	537
Compal Electronics, Inc.	1,325,000	756
Delta Electronics, Inc.	150,000	594
Foxconn Technology Co. Ltd.	30,000	49
Hon Hai Precision Industry Co. Ltd.	537,600	1,238
HTC Corp.	64,000	60
Innolux Corp.	8,281,000	1,427
Inventec Corp.	835,000	640
Largan Precision Co. Ltd.	6,100	770
Lite-On Technology Corp.	595,000	809
MediaTek, Inc.	337,000	3,617
Micro-Star International Co. Ltd.	289,000	845
Nanya Technology Corp.	95,000	167
Novatek Microelectronics Corp.	173,000	975
Pegatron Corp.	770,000	1,469
Powertech Technology, Inc.	304,000	861
Quanta Computer, Inc.	964,000	1,909
Synnex Technology International Corp.	463,000	566
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	420,728	20,107
TPK Holding Co. Ltd.	21,000	24
United Microelectronics Corp.	972,000	436
Winbond Electronics Corp.	199,000	74
Wistron Corp.	1,324,347	1,071
WPG Holdings Ltd.	478,560	560
Yageo Corp.	11,000	99

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Zhen Ding Technology Holding Ltd.	103,000	315
		42,237
MATERIALS 1.4%
Asia Cement Corp.	995,000	1,292
China Steel Corp.	917,000	574
Formosa Chemicals & Fibre Corp.	303,000	667
Formosa Plastics Corp.	448,000	1,108
Nan Ya Plastics Corp.	345,000	621
Taiwan Cement Corp.	1,673,096	2,173
		6,435
Total Taiwan		72,636
THAILAND 4.4%
COMMUNICATION SERVICES 0.7%
Advanced Info Service PCL	401,500	2,434
Total Access Communication PCL	717,100	887
		3,321
CONSUMER STAPLES 1.0%
Berli Jucker PCL	103,000	126
Charoen Pokphand Foods PCL	1,347,800	993
CP ALL PCL	1,117,900	2,066
Thai Beverage PCL	1,979,700	837
Thai Union Group PCL 'F'	1,336,000	555
		4,577
ENERGY 1.0%
Bangchak Corp. PCL	715,100	324
Esso Thailand PCL (c)	671,200	85
IRPC PCL	4,096,300	264
PTT PCL	3,592,100	3,321
Star Petroleum Refining PCL	2,956,300	394
Thai Oil PCL	588,100	544
		4,932
FINANCIALS 0.4%
Bangkok Bank PCL	157,700	482
Kasikornbank PCL	163,600	455
Krung Thai Bank PCL	966,900	333
Thanachart Capital PCL	540,100	543
TMB Bank PCL	2,016,100	54
		1,867
HEALTH CARE 0.1%
Bangkok Dusit Medical Services PCL 'F'	809,100	463
INDUSTRIALS 0.2%
Airports of Thailand PCL	615,000	947
Delta Electronics Thailand PCL	206,000	213
		1,160
MATERIALS 0.7%
PTT Global Chemical PCL	786,700	724
Siam Cement PCL	264,400	2,595
		3,319
REAL ESTATE 0.1%
Central Pattana PCL	148,400	190
Land & Houses PCL NVDR	2,381,500	481
		671
UTILITIES 0.2%
Electricity Generating PCL	57,000	399

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Ratch Group PCL	228,500	396
		795
Total Thailand		21,105
TURKEY 1.1%
COMMUNICATION SERVICES 0.2%
Turk Telekomunikasyon A/S (a)	349,230	353
Turkcell Iletisim Hizmetleri A/S	287,361	534
		887
CONSUMER DISCRETIONARY 0.1%
Arcelik A/S (a)	21,903	45
Ford Otomotiv Sanayi A/S	44,631	331
Tofas Turk Otomobil Fabrikasi A/S	38,532	96
		472
CONSUMER STAPLES 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	18,550	49
BIM Birlesik Magazalar A/S	157,449	1,194
		1,243
ENERGY 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	46,773	532
FINANCIALS 0.3%
Akbank T.A.S.	173,444	146
Haci Omer Sabanci Holding A/S	364,697	411
Turkiye Garanti Bankasi A/S	131,930	162
Turkiye Halk Bankasi A/S	120,619	92
Turkiye Is Bankasi 'C'	449,700	321
Turkiye Vakiflar Bankasi TAO 'D'	110,989	78
Yapi ve Kredi Bankasi A/S (a)	113,207	32
		1,242
INDUSTRIALS 0.1%
Enka Insaat ve Sanayi A/S	217,192	204
KOC Holding A/S	60,257	122
Turk Hava Yollari AO (a)(c)	255,931	351
		677
UTILITIES 0.0%
Aygaz A/S	38,796	49
Total Turkey		5,102
UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Nexteer Automotive Group Ltd.	66,000	33
Total United States		33
Total Common Stocks (Cost $544,203)		436,997
	UNITS
EQUITY-LINKED SECURITIES 4.5%
IRELAND 4.5%
COMMUNICATION SERVICES 0.4%
Citigroup Global Markets Holdings, Inc., Bharti Airtel Ltd. - Exp. 02/19/2021	351,875	2,059
CONSUMER STAPLES 1.1%
Citigroup Global Markets Holdings, Inc., Hindustan Unilever Ltd. - Exp. 02/19/2021	115,110	3,512
Citigroup Global Markets Holdings, Inc., ITC Ltd. - Exp. 02/19/2021	795,882	1,814
		5,326
ENERGY 0.5%
Citigroup Global Markets Holdings, Inc., Bharat Petroleum Corp. Ltd. - Exp. 02/19/2021	285,070	1,199
Citigroup Global Markets Holdings, Inc., Coal India Ltd. - Exp. 02/19/2021	215,402	400

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Citigroup Global Markets Holdings, Inc., Hindustan Petroleum Corp. Ltd. - Exp. 02/19/2021	337,864	853
Citigroup Global Markets Holdings, Inc., Indian Oil Corp. Ltd. - Exp. 02/19/2021	9,079	10
Citigroup Global Markets Holdings, Inc., Petronet LNG Ltd. - Exp. 02/19/2021	63,193	168
		2,630
FINANCIALS 1.1%
Citigroup Global Markets Holdings, Inc., Housing Development Finance Corp. Ltd. - Exp. 02/19/2021	153,411	3,325
Citigroup Global Markets Holdings, Inc., Kotak Mahindra Bank Ltd. - Exp. 02/19/2021	106,992	1,841
		5,166
HEALTH CARE 0.1%
Citigroup Global Markets Holdings, Inc., Lupin Ltd. - Exp. 02/19/2021	4,214	33
Citigroup Global Markets Holdings, Inc., Sun Pharmaceutical Industries Ltd. - Exp. 02/19/2021	46,710	218
		251
INDUSTRIALS 0.1%
Citigroup Global Markets Holdings, Inc., Hero MotoCorp Ltd. - Exp. 02/19/2021	13,407	284
INFORMATION TECHNOLOGY 0.8%
Citigroup Global Markets Holdings, Inc., HCL Technologies Ltd. - Exp. 02/19/2021	149,721	867
Citigroup Global Markets Holdings, Inc., Tata Consultancy Services Ltd. - Exp. 02/19/2021	113,181	2,744
Citigroup Global Markets Holdings, Inc., Tech Mahindra Ltd. - Exp. 02/19/2021	68,003	510
		4,121
MATERIALS 0.3%
Citigroup Global Markets Holdings, Inc., Asian Paints Ltd. - Exp. 02/19/2021	73,008	1,615
Citigroup Global Markets Holdings, Inc., NMDC Ltd. - Exp. 02/19/2021	28,811	31
		1,646
UTILITIES 0.1%
Citigroup Global Markets Holdings, Inc., NTPC Ltd. - Exp. 02/19/2021	231,433	259
Total Equity-Linked Securities (Cost $25,606)		21,742
	SHARES
PREFERRED STOCKS 1.6%
BRAZIL 1.4%
BANKING & FINANCE 0.3%
Banco do Estado do Rio Grande do Sul S.A.	29,800	69
Itau Unibanco Holding S.A.	291,650	1,296
		1,365
INDUSTRIALS 0.5%
Braskem S.A.	66,800	221
Gerdau S.A.	329,900	638
Lojas Americanas S.A.	112,315	389
Metalurgica Gerdau S.A.	392,700	352
Telefonica Brasil S.A.	84,000	799
		2,399
UTILITIES 0.6%
Cia de Transmissao de Energia Eletrica Paulista	105,500	385
Cia Energetica de Minas Gerais	543,769	933
Cia Energetica de Sao Paulo	150,000	776
Cia Paranaense de Energia	94,700	975
		3,069
Total Brazil		6,833
CHILE 0.1%
INDUSTRIALS 0.1%
Embotelladora Andina S.A.	134,203	298

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Sociedad Quimica y Minera de Chile S.A.	2,390	55
		353
Total Chile		353
RUSSIA 0.1%
UTILITIES 0.1%
Bashneft PJSC (c)	9,153	152
Transneft PJSC (c)	239	444
		596
Total Russia		596
Total Preferred Stocks (Cost $11,351)		7,782
REAL ESTATE INVESTMENT TRUSTS 0.2%
MEXICO 0.1%
REAL ESTATE 0.1%
Fibra Uno Administracion S.A. de C.V.	817,500	641
Total Mexico		641
SOUTH AFRICA 0.1%
REAL ESTATE 0.1%
Growthpoint Properties Ltd.	513,592	370
Redefine Properties Ltd.	644,789	85
		455
Total South Africa		455
TURKEY 0.0%
REAL ESTATE 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	285,710	50
Total Turkey		50
Total Real Estate Investment Trusts (Cost $2,558)		1,146
WARRANTS 0.3%
UNITED KINGDOM 0.3%
FINANCIALS 0.3%
HSBC Bank PLC - Exp. 01/19/2021	33,573	492
HSBC Bank PLC - Exp. 01/28/2021	14,020	134
HSBC Bank PLC - Exp. 04/05/2021	21,110	494
HSBC Bank PLC - Exp. 07/20/2020	3,020	50
HSBC Bank PLC - Exp. 12/16/2020	15,449	124
		1,294
Total Warrants (Cost $1,294)		1,294
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.5%		2,173
Total Short-Term Instruments (Cost $2,173)		2,173
Total Investments in Securities (Cost $587,185)		471,134
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
MUTUAL FUNDS 2.1%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	10,193,974	10,194

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Total Short-Term Instruments (Cost $10,194)	10,194
Total Investments in Affiliates (Cost $10,194)	10,194
Total Investments 100.7% (Cost $597,379)	$481,328
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $0)	(30)
Other Assets and Liabilities, net (0.7)%	(3,477)
Net Assets 100.0%	$477,821

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $5,941 were out on loan in exchange for $11,248 of cash collateral as of March 31, 2020. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$2,173	U.S. Treasury Notes 1.750% due 05/31/2022		$(2,217)	$2,173	$2,173
Total Repurchase Agreements							$(2,217)	$2,173	$2,173
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability
SSB	04/2020		TWD	460,400		$15,209	$0		$(24)
	04/2020			$5,812	ZAR	103,866	0		(6)
Total Forward Foreign Currency Contracts							$0		$(30)
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$233	$0	$0		$233
	Consumer Discretionary				1,635	0	0		1,635
	Consumer Staples				8,178	0	0		8,178
	Energy				1,219	0	0		1,219
	Financials				4,838	0	0		4,838
	Health Care				486	0	0		486
	Industrials				1,989	0	0		1,989
	Materials				7,324	0	0		7,324
	Utilities				1,930	0	0		1,930
Chile
	Consumer Discretionary				0	243	0		243
	Consumer Staples				713	0	0		713
	Energy				408	0	0		408
	Financials				671	15	0		686
	Materials				92	468	0		560
	Utilities				858	1,078	0		1,936
China
	Communication Services				4,486	1,836	0		6,322
	Consumer Discretionary				20,813	7,146	0		27,959
	Consumer Staples				0	3,919	0		3,919
	Energy				0	6,366	0		6,366
	Financials				0	8,182	0		8,182
	Health Care				0	1,838	0		1,838
	Industrials				2,486	3,200	0		5,686
	Information Technology				0	4,225	0		4,225
	Materials				0	3,566	0		3,566
	Real Estate				0	5,619	0		5,619
	Utilities				0	3,291	0		3,291
Greece
	Communication Services				0	314	0		314
	Consumer Discretionary				0	454	0		454
	Energy				0	353	0		353
	Financials				0	1,018	0		1,018

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Utilities	0	134	0	134
Hong Kong
Communication Services	0	327	0	327
Consumer Discretionary	0	135	0	135
Consumer Staples	0	2,838	0	2,838
Financials	0	331	0	331
Industrials	0	455	0	455
Materials	0	169	0	169
Real Estate	0	6,350	0	6,350
Utilities	0	4,120	0	4,120
India
Consumer Discretionary	1,010	0	0	1,010
Financials	15,849	0	0	15,849
Health Care	2,383	0	0	2,383
Information Technology	10,425	0	0	10,425
Indonesia
Communication Services	0	1,733	0	1,733
Consumer Discretionary	0	814	0	814
Consumer Staples	0	1,571	0	1,571
Energy	0	330	0	330
Financials	0	3,262	0	3,262
Health Care	0	254	0	254
Industrials	0	363	0	363
Materials	0	551	0	551
Utilities	0	82	0	82
Malaysia
Communication Services	0	1,471	0	1,471
Consumer Discretionary	0	899	0	899
Consumer Staples	0	1,344	0	1,344
Energy	0	387	0	387
Financials	0	2,291	0	2,291
Health Care	0	103	0	103
Industrials	0	873	0	873
Materials	0	383	0	383
Real Estate	0	45	0	45
Utilities	0	1,522	0	1,522
Mexico
Communication Services	5,958	0	0	5,958
Consumer Staples	5,142	0	0	5,142
Financials	399	0	0	399
Industrials	318	0	0	318
Materials	1,757	0	0	1,757
Utilities	171	0	0	171
Philippines
Communication Services	0	866	0	866
Consumer Staples	0	352	0	352
Energy	0	20	0	20
Financials	0	859	0	859
Industrials	53	466	0	519
Real Estate	0	277	0	277
Utilities	0	391	0	391
Poland
Communication Services	0	798	0	798
Energy	0	978	0	978
Financials	0	562	0	562
Information Technology	0	49	0	49
Materials	0	430	0	430
Utilities	0	436	0	436
Romania
Real Estate	129	0	0	129
Russia
Communication Services	1,154	4,273	0	5,427
Consumer Staples	216	948	0	1,164
Energy	9,441	6,851	0	16,292
Financials	53	3,200	0	3,253
Industrials	0	277	0	277
Materials	10,272	3,820	0	14,092
Real Estate	0	54	0	54
Utilities	0	2,794	0	2,794
Singapore
Industrials	0	250	0	250
South Africa
Communication Services	322	1,988	0	2,310
Consumer Discretionary	109	7,471	0	7,580
Consumer Staples	697	1,109	0	1,806
Financials	47	2,107	0	2,154
Health Care	211	138	0	349
Industrials	0	250	0	250
Materials	4,894	2,604	0	7,498
South Korea
Communication Services	1,491	6,303	0	7,794
Consumer Discretionary	0	18,613	0	18,613
Consumer Staples	0	4,829	0	4,829
Energy	0	3,157	0	3,157

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Financials	0	8,027	0	8,027
Industrials	0	6,833	0	6,833
Information Technology	0	21,514	0	21,514
Materials	0	4,326	0	4,326
Utilities	0	2,773	0	2,773
Taiwan
Communication Services	0	5,308	0	5,308
Consumer Discretionary	0	1,655	0	1,655
Consumer Staples	0	2,883	0	2,883
Energy	0	731	0	731
Financials	0	12,300	0	12,300
Industrials	0	1,087	0	1,087
Information Technology	20,107	22,130	0	42,237
Materials	0	6,435	0	6,435
Thailand
Communication Services	0	3,321	0	3,321
Consumer Staples	0	4,577	0	4,577
Energy	0	4,932	0	4,932
Financials	0	1,867	0	1,867
Health Care	0	463	0	463
Industrials	213	947	0	1,160
Materials	0	3,319	0	3,319
Real Estate	0	671	0	671
Utilities	0	795	0	795
Turkey
Communication Services	0	887	0	887
Consumer Discretionary	96	376	0	472
Consumer Staples	1,194	49	0	1,243
Energy	0	532	0	532
Financials	92	1,150	0	1,242
Industrials	555	122	0	677
Utilities	49	0	0	49
United States
Consumer Discretionary	0	33	0	33
Equity-Linked Securities
Ireland
Communication Services	0	2,059	0	2,059
Consumer Staples	0	5,326	0	5,326
Energy	0	2,630	0	2,630
Financials	0	5,166	0	5,166
Health Care	0	251	0	251
Industrials	0	284	0	284
Information Technology	0	4,121	0	4,121
Materials	0	1,646	0	1,646
Utilities	0	259	0	259
Preferred Stocks
Brazil
Banking & Finance	1,365	0	0	1,365
Industrials	2,399	0	0	2,399
Utilities	3,069	0	0	3,069
Chile
Industrials	55	298	0	353
Russia
Utilities	0	596	0	596
Real Estate Investment Trusts
Mexico
Real Estate	641	0	0	641
South Africa
Real Estate	370	85	0	455
Turkey
Real Estate	50	0	0	50
Warrants
United Kingdom
Financials	0	1,294	0	1,294
Short-Term Instruments
Repurchase Agreements	0	2,173	0	2,173
	$161,115	$310,019	$0	$471,134
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	10,194	0	0	10,194
Total Investments	$171,309	$310,019	$0	$481,328
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(30)	$0	$(30)
Total Financial Derivative Instruments	$0	$(30)	$0	$(30)
Totals	$171,309	$309,989	$0	$481,298

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1% ¤
COMMON STOCKS 94.4%
AUSTRALIA 4.8%
COMMUNICATION SERVICES 0.5%
carsales.com Ltd.	1,003	$7
Nine Entertainment Co. Holdings Ltd.	5,374	4
REA Group Ltd.	200	9
Telstra Corp. Ltd.	60,744	114
		134
CONSUMER DISCRETIONARY 0.5%
Aristocrat Leisure Ltd.	718	9
Breville Group Ltd.	990	10
Crown Resorts Ltd.	1,372	6
Harvey Norman Holdings Ltd.	4,090	8
JB Hi-Fi Ltd.	944	16
Super Retail Group Ltd.	1,891	6
Tabcorp Holdings Ltd.	3,829	6
Wesfarmers Ltd.	4,679	99
		160
CONSUMER STAPLES 0.6%
Coca-Cola Amatil Ltd.	2,418	13
Coles Group Ltd.	1,114	10
GrainCorp Ltd. 'A'	2,199	4
Inghams Group Ltd.	4,863	10
Metcash Ltd.	6,225	12
United Malt Grp Ltd. (a)	2,199	6
Woolworths Group Ltd.	5,306	116
		171
ENERGY 0.3%
Caltex Australia Ltd.	2,711	37
Origin Energy Ltd.	6,823	18
Santos Ltd.	3,466	7
Viva Energy Group Ltd.	8,630	7
Washington H Soul Pattinson & Co. Ltd.	710	7
Woodside Petroleum Ltd.	1,076	12
		88
FINANCIALS 0.8%
AMP Ltd.	22,757	19
ASX Ltd.	200	9
Commonwealth Bank of Australia	1,327	50
Genworth Mortgage Insurance Australia Ltd.	4,438	6
Insurance Australia Group Ltd.	3,678	14
Macquarie Group Ltd.	255	14
Magellan Financial Group Ltd.	496	13
Medibank Pvt Ltd.	14,541	24
National Australia Bank Ltd.	3,539	36
NIB Holdings Ltd.	3,346	11
Perpetual Ltd.	405	6
QBE Insurance Group Ltd.	3,887	20
Suncorp Group Ltd.	4,257	24
		246
HEALTH CARE 0.5%
Ansell Ltd.	817	13
Cochlear Ltd.	93	11
CSL Ltd.	691	125
Ramsay Health Care Ltd.	289	10
		159
INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	5,324	14

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Austal Ltd.	4,272	8
Brambles Ltd.	3,820	25
CIMIC Group Ltd.	507	7
Downer EDI Ltd.	2,371	4
Monadelphous Group Ltd.	994	6
Qantas Airways Ltd.	3,347	7
Sydney Airport	2,706	9
Transurban Group	4,544	34
		114
INFORMATION TECHNOLOGY 0.1%
Atlassian Corp. PLC 'A' (a)	183	25
Computershare Ltd.	991	6
SEEK Ltd.	1,049	10
		41
MATERIALS 1.0%
BHP Group Ltd.	2,311	42
BHP Group PLC	3,792	59
BlueScope Steel Ltd.	1,118	6
CSR Ltd.	7,041	13
Evolution Mining Ltd.	4,884	11
Fortescue Metals Group Ltd.	9,792	60
IGO Ltd.	2,736	7
Newcrest Mining Ltd.	2,167	30
Northern Star Resources Ltd.	4,565	30
Orica Ltd.	2,078	19
Perenti Global Ltd.	8,143	3
Regis Resources Ltd.	4,381	10
		290
REAL ESTATE 0.0%
Lend Lease Group	1,247	8
UTILITIES 0.1%
AGL Energy Ltd.	1,825	19
APA Group	1,611	10
		29
Total Australia		1,440
AUSTRIA 0.2%
ENERGY 0.1%
OMV AG	605	17
INDUSTRIALS 0.1%
Andritz AG	280	9
Oesterreichische Post AG	258	9
		18
INFORMATION TECHNOLOGY 0.0%
AMS AG	105	1
MATERIALS 0.0%
Wienerberger AG	402	6
REAL ESTATE 0.0%
CA Immobilien Anlagen AG	369	13
UTILITIES 0.0%
Verbund AG	226	8
Total Austria		63
BELGIUM 0.7%
COMMUNICATION SERVICES 0.1%
Proximus SADP	1,162	27
CONSUMER DISCRETIONARY 0.0%
D'ieteren S.A.	194	9
CONSUMER STAPLES 0.2%
Anheuser-Busch InBev S.A. NV	812	36

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Colruyt S.A.	360	19
		55
ENERGY 0.1%
Euronav NV	1,901	22
FINANCIALS 0.2%
Ageas	1,029	43
Gimv NV	169	9
		52
HEALTH CARE 0.1%
UCB S.A.	192	16
INDUSTRIALS 0.0%
bpost S.A.	994	7
INFORMATION TECHNOLOGY 0.0%
Barco NV	67	10
MATERIALS 0.0%
Bekaert S.A.	399	7
UTILITIES 0.0%
Elia System Operator S.A.	151	15
Total Belgium		220
CAMBODIA 0.0%
CONSUMER DISCRETIONARY 0.0%
NagaCorp Ltd.	12,000	12
Total Cambodia		12
CANADA 6.5%
COMMUNICATION SERVICES 0.6%
BCE, Inc.	1,319	54
Cineplex, Inc.	1,146	10
Cogeco Communications, Inc.	152	10
Corus Entertainment, Inc. 'B'	3,035	5
Quebecor, Inc. 'B'	677	15
Rogers Communications, Inc. 'B'	793	33
Shaw Communications, Inc. 'B'	1,286	21
TELUS Corp.	1,370	22
		170
CONSUMER DISCRETIONARY 0.7%
BRP, Inc.	252	4
Canadian Tire Corp. Ltd. 'A'	367	22
Cogeco, Inc.	154	10
Dollarama, Inc.	906	25
Gildan Activewear, Inc.	698	9
Great Canadian Gaming Corp. (a)	357	7
Lululemon Athletica, Inc. (a)	191	36
Magna International, Inc.	2,526	81
Martinrea International, Inc. (e)	1,101	5
Stars Group, Inc. (a)(e)	699	14
		213
CONSUMER STAPLES 0.7%
Alimentation Couche-Tard, Inc. 'B'	1,586	37
Empire Co. Ltd. 'A'	1,386	27
George Weston Ltd.	519	37
Loblaw Cos. Ltd.	436	23
Maple Leaf Foods, Inc.	601	11
Metro, Inc.	1,323	54
North West Co., Inc.	586	9
Premium Brands Holdings Corp.	180	9
Saputo, Inc.	663	16
		223
ENERGY 0.4%
Cenovus Energy, Inc.	4,818	10
Crescent Point Energy Corp.	5,109	4

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Enbridge, Inc.	2,083	60
Gibson Energy, Inc.	710	8
Husky Energy, Inc.	1,569	4
Imperial Oil Ltd.	474	5
MEG Energy Corp. (a)	2,478	3
Precision Drilling Corp. (a)	9,093	3
TC Energy Corp.	898	40
		137
FINANCIALS 1.2%
Bank of Montreal	931	47
Bank of Nova Scotia	902	37
Brookfield Asset Management, Inc. 'A'	929	41
Canadian Imperial Bank of Commerce	646	38
CI Financial Corp.	1,862	19
Element Fleet Management Corp.	1,564	10
Fairfax Financial Holdings Ltd.	31	10
Great-West Lifeco, Inc. (e)	707	12
Home Capital Group, Inc. (a)	888	10
IGM Financial, Inc.	552	9
Intact Financial Corp.	344	30
Manulife Financial Corp.	1,856	23
National Bank of Canada	214	8
Onex Corp.	247	9
Power Corp. of Canada	1,803	29
Sun Life Financial, Inc.	418	13
TMX Group Ltd.	143	11
Toronto-Dominion Bank	220	9
		365
HEALTH CARE 0.0%
Chartwell Retirement Residences	1,237	8
INDUSTRIALS 1.1%
Aecon Group, Inc.	1,114	10
Air Canada (a)	791	9
Boyd Group Services, Inc.	75	8
CAE, Inc.	517	6
Canadian National Railway Co.	894	70
Canadian Pacific Railway Ltd.	352	78
Finning International, Inc.	707	8
NFI Group, Inc.	199	2
Ritchie Bros Auctioneers, Inc.	271	9
Russel Metals, Inc.	796	7
TFI International, Inc.	628	14
Thomson Reuters Corp.	1,433	98
Toromont Industries Ltd.	258	11
Transcontinental, Inc. 'A'	996	9
		339
INFORMATION TECHNOLOGY 0.5%
Celestica, Inc. (a)	1,413	5
CGI, Inc. (a)	807	44
Constellation Software, Inc. (e)	53	48
Open Text Corp.	445	16
Shopify, Inc. 'A' (a)	61	25
		138
MATERIALS 0.6%
Agnico Eagle Mines Ltd.	231	9
Alamos Gold, Inc.	1,689	8
B2Gold Corp.	3,166	10
Barrick Gold Corp.	2,114	39
Centerra Gold, Inc. (a)	1,434	8
Eldorado Gold Corp. (a)	3,643	23
Franco-Nevada Corp.	187	19
Lundin Mining Corp.	2,014	8
Pan American Silver Corp.	580	8
Stella-Jones, Inc.	403	9
Wheaton Precious Metals Corp.	416	11
Winpak Ltd.	325	10
Yamana Gold, Inc.	4,718	13
		175
REAL ESTATE 0.1%
Colliers International Group, Inc.	167	8

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

FirstService Corp.	186	14
		22
UTILITIES 0.6%
Algonquin Power & Utilities Corp.	711	10
Atco Ltd. 'I'	677	19
Boralex, Inc.	496	9
Canadian Utilities Ltd. 'A'	421	10
Emera, Inc.	505	20
Fortis, Inc.	953	37
Hydro One Ltd.	1,035	19
Northland Power, Inc.	1,025	20
Superior Plus Corp.	1,423	8
TransAlta Corp.	1,910	10
TransAlta Renewables, Inc.	905	9
		171
Total Canada		1,961
DENMARK 1.9%
CONSUMER DISCRETIONARY 0.0%
Pandora A/S	313	10
CONSUMER STAPLES 0.2%
Carlsberg A/S 'B'	288	32
Royal Unibrew A/S	217	16
		48
FINANCIALS 0.1%
Topdanmark A/S	275	11
Tryg A/S	571	14
		25
HEALTH CARE 0.9%
Coloplast A/S 'B'	224	33
Demant A/S (a)	431	9
GN Store Nord A/S	256	11
H Lundbeck A/S	35	1
Novo Nordisk A/S 'B'	3,831	229
		283
INDUSTRIALS 0.4%
AP Moller - Maersk A/S 'B'	28	25
Dfds A/S (a)	247	6
DSV Panalpina A/S	346	31
ISS A/S	723	10
Vestas Wind Systems A/S	615	50
		122
MATERIALS 0.1%
CHR Hansen Holding A/S	146	11
Novozymes A/S 'B'	474	21
		32
UTILITIES 0.2%
Orsted A/S	427	42
Total Denmark		562
FINLAND 1.3%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	671	42
CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	651	37
ENERGY 0.2%
Neste Oyj	1,858	62
FINANCIALS 0.2%
Nordea Bank Abp	5,068	29

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Sampo Oyj 'A'	739	21
		50
HEALTH CARE 0.1%
Orion Oyj 'B'	400	16
INDUSTRIALS 0.3%
Kone Oyj 'B'	1,407	79
Wartsila Oyj Abp	1,475	11
		90
INFORMATION TECHNOLOGY 0.0%
TietoEVRY Oyj	385	8
MATERIALS 0.2%
Kemira Oyj	846	8
Stora Enso Oyj 'R'	2,105	21
UPM-Kymmene Oyj	1,108	30
		59
UTILITIES 0.1%
Fortum Oyj	922	13
Total Finland		377
FRANCE 5.4%
COMMUNICATION SERVICES 0.5%
Eutelsat Communications S.A.	711	7
Iliad S.A.	63	9
Lagardere S.C.A.	713	9
Orange S.A.	3,926	48
Publicis Groupe S.A.	325	9
Television Francaise	1,528	8
Vivendi S.A.	2,387	50
		140
CONSUMER DISCRETIONARY 1.1%
Cie Generale des Etablissements Michelin S.C.A.	241	21
Elior Group S.A.	1,129	7
EssilorLuxottica S.A.	327	35
Hermes International	41	28
Kering S.A.	17	9
LVMH Moet Hennessy Louis Vuitton SE	421	154
Peugeot S.A.	2,247	29
Renault S.A.	241	5
Sodexo S.A.	430	29
Valeo S.A.	324	5
		322
CONSUMER STAPLES 0.6%
Carrefour S.A.	2,654	42
Casino Guichard Perrachon S.A. (c)	544	21
Danone S.A.	852	55
L'Oreal S.A.	89	23
Pernod Ricard S.A.	164	23
		164
ENERGY 0.1%
CGG S.A. (a)	7,546	7
Total S.A.	829	31
		38
FINANCIALS 0.4%
BNP Paribas S.A.	1,511	44
Coface S.A. (a)	997	6
Credit Agricole S.A.	1,666	12
Eurazeo S.A.	223	10
Natixis S.A.	2,890	9
SCOR SE	529	12
Societe Generale S.A.	2,434	40
		133
HEALTH CARE 0.1%
BioMerieux	132	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Korian S.A.	302	9
Sartorius Stedim Biotech	73	15
		39
INDUSTRIALS 1.6%
Aeroports de Paris	59	6
Air France-KLM (a)	1,045	6
Airbus SE	294	19
Alstom S.A.	586	24
Bouygues S.A.	893	26
Bureau Veritas S.A.	661	12
Cie de Saint-Gobain	978	24
Dassault Aviation S.A.	3	3
Edenred	360	15
Eiffage S.A.	155	11
Elis S.A.	960	9
Getlink SE	922	11
Legrand S.A.	349	22
Nexans S.A.	324	10
Rexel S.A.	1,652	12
Safran S.A.	93	8
Schneider Electric SE	759	64
Societe BIC S.A.	183	10
Teleperformance	84	17
Thales S.A.	145	12
Vallourec S.A. (a)	5,528	6
Vinci S.A.	1,768	145
		472
INFORMATION TECHNOLOGY 0.2%
Alten S.A.	114	8
Atos SE	147	10
Dassault Systemes SE	87	13
Ingenico Group S.A.	109	11
Worldline S.A. (a)	243	14
		56
MATERIALS 0.2%
Air Liquide S.A.	525	67
REAL ESTATE 0.0%
Nexity S.A.	291	9
UTILITIES 0.6%
Electricite de France S.A.	3,850	30
Engie S.A.	7,307	75
Suez	796	8
Veolia Environnement S.A.	3,148	66
		179
Total France		1,619
GERMANY 5.2%
COMMUNICATION SERVICES 0.2%
Freenet AG	907	16
ProSiebenSat.1 Media SE	1,255	10
Scout24 AG	329	20
Telefonica Deutschland Holding AG	4,238	10
		56
CONSUMER DISCRETIONARY 0.8%
adidas AG	544	121
Bayerische Motoren Werke AG	425	22
Ceconomy AG	2,225	5
Continental AG	349	25
CTS Eventim AG & Co. KGaA	188	8
Daimler AG	413	12
Fielmann AG	169	10
Hella GmbH & Co. KGaA	266	8
Hugo Boss AG	202	5
Puma SE	248	14
TUI AG	917	4
Zalando SE (a)	238	9
		243
CONSUMER STAPLES 0.1%
Beiersdorf AG	247	25

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Metro AG	1,478	12
Suedzucker AG	690	10
		47
FINANCIALS 1.0%
Aareal Bank AG	440	7
Commerzbank AG	3,293	12
Deutsche Bank AG	5,008	32
Deutsche Boerse AG	518	71
Deutsche Pfandbriefbank AG	1,801	14
Hannover Rueck SE	244	34
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	664	133
Talanx AG	388	13
		316
HEALTH CARE 0.5%
Bayer AG	1,151	66
Carl Zeiss Meditec AG	157	15
Fresenius Medical Care AG & Co. KGaA	537	35
Fresenius SE & Co. KGaA	268	10
Merck KGaA	179	18
		144
INDUSTRIALS 0.4%
Bilfinger SE	460	8
Brenntag AG	255	9
Deutsche Lufthansa AG	1,731	16
Deutsche Post AG	1,112	30
Deutz AG	1,308	5
Duerr AG	342	7
GEA Group AG	361	8
Hochtief AG	141	9
KION Group AG	168	7
Kloeckner & Co. SE	1,650	6
Nordex SE (a)	818	6
Rational AG	26	14
		125
INFORMATION TECHNOLOGY 0.7%
Infineon Technologies AG	598	9
SAP SE	1,756	196
		205
MATERIALS 0.4%
Aurubis AG	186	7
BASF SE	1,755	82
Evonik Industries AG	440	9
K+S AG	985	6
Lanxess AG	173	7
Symrise AG	173	16
		127
REAL ESTATE 0.4%
Deutsche EuroShop AG	409	5
Deutsche Wohnen SE	412	16
LEG Immobilien AG	174	19
TAG Immobilien AG	544	11
Vonovia SE	1,374	68
		119
UTILITIES 0.7%
E.ON SE	7,979	82
RWE AG	3,098	81
Uniper SE	1,557	38
		201
Total Germany		1,583
HONG KONG 1.8%
COMMUNICATION SERVICES 0.2%
HKBN Ltd.	5,500	9
HKT Trust & HKT Ltd.	17,000	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

PCCW Ltd.	26,000	14
		46
CONSUMER DISCRETIONARY 0.2%
Bosideng International Holdings Ltd.	74,000	17
Chow Tai Fook Jewellery Group Ltd.	11,200	8
Galaxy Entertainment Group Ltd.	1,000	5
Li & Fung Ltd.	72,000	10
Luk Fook Holdings International Ltd.	2,000	4
Man Wah Holdings Ltd.	14,000	8
Melco Resorts & Entertainment Ltd. ADR	723	9
SJM Holdings Ltd.	10,000	8
Yue Yuen Industrial Holdings Ltd.	4,000	6
		75
CONSUMER STAPLES 0.2%
Dairy Farm International Holdings Ltd.	1,600	8
Vitasoy International Holdings Ltd.	2,000	6
WH Group Ltd.	42,500	39
		53
HEALTH CARE 0.0%
Sino Biopharmaceutical Ltd.	6,500	8
INDUSTRIALS 0.3%
Cathay Pacific Airways Ltd.	8,000	8
CK Hutchison Holdings Ltd.	1,500	10
Jardine Matheson Holdings Ltd.	500	25
Jardine Strategic Holdings Ltd.	400	9
MTR Corp. Ltd.	2,500	13
NWS Holdings Ltd.	7,000	7
Techtronic Industries Co. Ltd.	2,000	13
		85
INFORMATION TECHNOLOGY 0.1%
Kingboard Holdings Ltd.	4,000	9
Kingboard Laminates Holdings Ltd.	9,000	8
VTech Holdings Ltd.	1,200	9
		26
REAL ESTATE 0.4%
Gemdale Properties & Investment Corp. Ltd.	58,000	10
Hang Lung Group Ltd.	3,000	6
Hongkong Land Holdings Ltd.	4,900	19
Hysan Development Co. Ltd.	1,000	3
Kerry Properties Ltd.	3,500	9
New World Development Co. Ltd.	20,000	21
Shimao Property Holdings Ltd.	5,000	17
Swire Pacific Ltd. 'A'	3,000	19
Wharf Holdings Ltd.	5,000	9
Wheelock & Co. Ltd.	2,000	14
		127
UTILITIES 0.4%
China Gas Holdings Ltd.	2,600	9
CK Infrastructure Holdings Ltd.	1,500	8
CLP Holdings Ltd.	6,500	59
Hong Kong & China Gas Co. Ltd.	14,810	24
Power Assets Holdings Ltd.	3,000	18
		118
Total Hong Kong		538
IRELAND 1.5%
CONSUMER DISCRETIONARY 0.1%
Aptiv PLC	173	9
Flutter Entertainment PLC	250	22
		31
CONSUMER STAPLES 0.2%
Glanbia PLC	1,059	11
Greencore Group PLC	3,333	7

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Kerry Group PLC 'A'	405	47
		65
HEALTH CARE 0.5%
ICON PLC (a)	121	17
Jazz Pharmaceuticals PLC (a)	96	10
Medtronic PLC	1,335	120
Perrigo Co. PLC	193	9
UDG Healthcare PLC	1,160	9
		165
INDUSTRIALS 0.4%
AerCap Holdings NV (a)	191	4
Allegion PLC	229	21
DCC PLC	273	17
Experian PLC	2,073	58
Grafton Group PLC	1,315	9
Kingspan Group PLC	251	13
		122
MATERIALS 0.3%
CRH PLC	987	27
James Hardie Industries PLC ADR	2,047	24
Smurfit Kappa Group PLC	1,178	33
		84
Total Ireland		467
ISRAEL 0.7%
COMMUNICATION SERVICES 0.0%
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	14,819	11
ENERGY 0.0%
Delek Group Ltd.	87	2
Paz Oil Co. Ltd.	95	8
		10
FINANCIALS 0.3%
Bank Hapoalim BM	3,139	19
Bank Leumi Le-Israel BM	3,286	18
Isracard Ltd.	155	0
Israel Discount Bank Ltd. 'A'	5,448	16
Mizrahi Tefahot Bank Ltd.	675	12
Plus500 Ltd.	885	12
		77
HEALTH CARE 0.0%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	1,173	11
INDUSTRIALS 0.1%
Elbit Systems Ltd.	72	9
Shikun & Binui Ltd.	2,725	10
		19
INFORMATION TECHNOLOGY 0.2%
Check Point Software Technologies Ltd. (a)	157	16
Nice Ltd. (a)	150	22
SolarEdge Technologies, Inc. (a)	130	10
		48
MATERIALS 0.1%
Israel Chemicals Ltd.	4,182	13
Israel Corp. Ltd. (a)	50	5
		18
REAL ESTATE 0.0%
Alony Hetz Properties & Investments Ltd.	835	10

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Total Israel		204
ITALY 2.1%
COMMUNICATION SERVICES 0.1%
Infrastrutture Wireless Italiane SpA	1,201	13
Telecom Italia SpA	60,222	24
		37
CONSUMER DISCRETIONARY 0.2%
Ferrari NV	253	39
Moncler SpA	261	10
		49
ENERGY 0.2%
Eni SpA	5,101	51
Saipem SpA (a)	2,741	6
Saras SpA	14,782	14
		71
FINANCIALS 0.6%
Anima Holding SpA	2,242	6
Assicurazioni Generali SpA	1,917	26
Azimut Holding SpA	663	9
Banca Generali SpA	356	7
Banca Mediolanum SpA	1,151	6
Banca Popolare di Sondrio SCPA	3,168	5
Banco BPM SpA (a)	6,379	8
BPER Banca	5,248	16
Intesa Sanpaolo SpA	19,587	32
Poste Italiane SpA	1,021	8
Societa Cattolica di Assicurazioni S.C.	1,541	8
UniCredit SpA	1,382	11
Unione di Banche Italiane SpA	5,326	14
Unipol Gruppo Finanziario SpA	3,529	12
		168
HEALTH CARE 0.1%
Amplifon SpA	409	8
DiaSorin SpA	120	16
Recordati SpA	290	12
		36
INDUSTRIALS 0.1%
ASTM SpA	512	9
Atlantia SpA	793	10
Enav SpA	2,072	9
Prysmian SpA	635	10
		38
UTILITIES 0.8%
Enel SpA	18,214	125
ERG SpA	611	11
Hera SpA	3,793	14
Iren SpA	4,718	12
Snam SpA	7,586	34
Terna Rete Elettrica Nazionale SpA	5,358	34
		230
Total Italy		629
JAPAN 28.0%
COMMUNICATION SERVICES 3.1%
Avex, Inc.	900	7
Capcom Co. Ltd.	500	16
CyberAgent, Inc.	200	8
Daiichikosho Co. Ltd.	300	8
Fuji Media Holdings, Inc.	1,100	11
GungHo Online Entertainment, Inc.	470	7
Kadokawa Dwango	600	8
Kakaku.com, Inc.	400	7
KDDI Corp.	8,400	248
Konami Holdings Corp.	300	9
Nintendo Co. Ltd.	200	78
Nippon Telegraph & Telephone Corp.	7,100	170

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

NTT DOCOMO, Inc.	7,400	231
Shochiku Co. Ltd.	100	11
Softbank Corp.	6,500	83
Square Enix Holdings Co. Ltd.	300	13
Yahoo Japan Corp.	9,200	29
		944
CONSUMER DISCRETIONARY 5.3%
ABC-Mart, Inc.	200	10
Adastria Co. Ltd.	800	9
Aisin Seiki Co. Ltd.	800	20
Arata Corp.	100	4
ASKUL Corp.	300	9
Autobacs Seven Co. Ltd.	600	7
Bandai Namco Holdings, Inc.	500	24
Benesse Holdings, Inc.	200	5
Bridgestone Corp.	3,100	95
Casio Computer Co. Ltd.	1,300	18
DCM Holdings Co. Ltd.	1,100	10
Denso Corp.	1,200	38
EDION Corp.	900	7
Fast Retailing Co. Ltd.	100	41
FCC Co. Ltd.	500	7
Foster Electric Co. Ltd.	700	7
Geo Holdings Corp.	700	9
H2O Retailing Corp.	900	7
Haseko Corp.	800	9
Honda Motor Co. Ltd.	1,800	40
Iida Group Holdings Co. Ltd.	600	8
Isetan Mitsukoshi Holdings Ltd.	1,100	6
Isuzu Motors Ltd.	3,000	20
JVC Kenwood Corp.	3,900	7
K's Holdings Corp.	1,200	11
Keihin Corp.	400	9
Kohnan Shoji Co. Ltd.	500	10
Koito Manufacturing Co. Ltd.	300	10
Komeri Co. Ltd.	500	9
Kura Sushi, Inc.	100	4
Mazda Motor Corp.	1,900	10
McDonald's Holdings Co. Japan Ltd.	300	14
Musashi Seimitsu Industry Co. Ltd.	700	5
NHK Spring Co. Ltd.	1,100	7
Nikon Corp.	800	7
Nishimatsuya Chain Co. Ltd.	1,200	8
Nissan Motor Co. Ltd.	9,400	31
Nissin Kogyo Co. Ltd.	500	10
Nitori Holdings Co. Ltd.	300	41
NOK Corp.	1,000	11
Ohsho Food Service Corp.	200	11
Onward Holdings Co. Ltd.	1,700	8
Oriental Land Co. Ltd.	100	13
Paltac Corp.	200	10
Panasonic Corp.	13,800	105
Plenus Co. Ltd.	600	10
Rinnai Corp.	100	7
Round One Corp.	700	4
Royal Holdings Co. Ltd.	500	8
Saizeriya Co. Ltd.	500	9
Sankyo Co. Ltd.	200	6
Sanrio Co. Ltd.	500	7
Sega Sammy Holdings, Inc.	700	9
Seiko Holdings Corp.	400	6
Sekisui Chemical Co. Ltd.	2,000	26
Sekisui House Ltd.	1,900	31
Shimachu Co. Ltd.	300	7
Shimamura Co. Ltd.	200	12
Shimano, Inc.	100	14
Showa Corp.	800	17
Skylark Co. Ltd.	500	7
Sony Corp.	2,200	130
Stanley Electric Co. Ltd.	200	4
Subaru Corp.	3,000	57
Sumitomo Electric Industries Ltd.	2,000	21
Sumitomo Forestry Co. Ltd.	700	9
Sumitomo Rubber Industries Ltd.	1,700	16
Sushiro Global Holdings Ltd.	1,400	21
Suzuki Motor Corp.	1,600	38
Takashimaya Co. Ltd.	900	8
Tokai Rika Co. Ltd.	500	6
Tomy Co. Ltd.	800	6
Toyoda Gosei Co. Ltd.	400	7
Toyota Boshoku Corp.	600	7
Toyota Industries Corp.	200	10
Toyota Motor Corp.	3,700	223
TS Tech Co. Ltd.	500	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

United Arrows Ltd.	200	3
USS Co. Ltd.	900	12
Workman Co. Ltd.	100	6
Yamada Denki Co. Ltd.	4,300	17
Yamaha Corp.	400	16
Yellow Hat Ltd.	600	8
Yondoshi Holdings, Inc.	500	9
Yoshinoya Holdings Co. Ltd.	500	10
Zensho Holdings Co. Ltd.	500	10
Zojirushi Corp.	600	8
		1,615
CONSUMER STAPLES 2.8%
Aeon Co. Ltd.	1,500	33
Ain Holdings, Inc.	100	6
Ajinomoto Co., Inc.	3,400	63
Ariake Japan Co. Ltd.	100	6
Asahi Group Holdings Ltd.	1,000	32
Earth Corp.	100	5
Fuji Oil Holdings, Inc.	300	7
Heiwado Co. Ltd.	600	11
J-Oil Mills, Inc.	200	9
Japan Tobacco, Inc.	6,000	111
Kagome Co. Ltd.	500	13
Kao Corp.	1,200	98
Kewpie Corp.	500	10
Kikkoman Corp.	300	13
Kirin Holdings Co. Ltd.	3,500	69
Kobayashi Pharmaceutical Co. Ltd.	100	9
Mandom Corp.	300	6
Matsumotokiyoshi Holdings Co. Ltd.	200	7
MEIJI Holdings Co. Ltd.	300	21
Mitsui Sugar Co. Ltd.	500	10
Morinaga & Co. Ltd.	300	12
Morinaga Milk Industry Co. Ltd.	300	12
NH Foods Ltd.	700	24
Nichirei Corp.	500	14
Nisshin Oillio Group Ltd.	300	10
Nisshin Seifun Group, Inc.	600	10
Nissin Foods Holdings Co. Ltd.	200	17
Noevir Holdings Co. Ltd.	100	5
Pigeon Corp.	200	8
Prima Meat Packers Ltd.	400	9
S Foods, Inc.	100	2
Sakata Seed Corp.	200	6
Seven & i Holdings Co. Ltd.	1,700	56
Sugi Holdings Co. Ltd.	200	11
Sundrug Co. Ltd.	400	13
Suntory Beverage & Food Ltd.	300	11
Toyo Suisan Kaisha Ltd.	300	15
Tsuruha Holdings, Inc.	100	13
Unicharm Corp.	300	11
Welcia Holdings Co. Ltd.	200	14
Yakult Honsha Co. Ltd.	100	6
Yamazaki Baking Co. Ltd.	600	13
		831
ENERGY 0.2%
Idemitsu Kosan Co. Ltd.	412	9
Inpex Corp.	2,200	12
Iwatani Corp.	300	10
JXTG Holdings, Inc.	11,000	38
		69
FINANCIALS 0.9%
Aozora Bank Ltd.	400	8
Daiwa Securities Group, Inc.	5,500	21
Jafco Co. Ltd.	200	5
Japan Post Bank Co. Ltd.	1,700	16
Japan Post Holdings Co. Ltd.	6,300	49
MS&AD Insurance Group Holdings, Inc.	900	25
Nomura Holdings, Inc.	5,100	21
North Pacific Bank Ltd.	4,700	9
Okasan Securities Group, Inc.	2,700	8
ORIX Corp.	2,400	29
Sony Financial Holdings, Inc.	400	7
Suruga Bank Ltd.	2,100	7
Tokio Marine Holdings, Inc.	1,200	55

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Zenkoku Hosho Co. Ltd.	400	13
		273
HEALTH CARE 3.3%
Alfresa Holdings Corp.	500	9
Astellas Pharma, Inc.	9,600	148
Chugai Pharmaceutical Co. Ltd.	500	58
Daiichi Sankyo Co. Ltd.	1,200	82
Eisai Co. Ltd.	900	66
Hisamitsu Pharmaceutical Co., Inc.	100	5
Hogy Medical Co. Ltd.	200	6
Hoya Corp.	1,600	136
Kaken Pharmaceutical Co. Ltd.	100	5
Kyowa Kirin Co. Ltd.	300	7
M3, Inc.	1,200	35
Medipal Holdings Corp.	700	13
Miraca Holdings, Inc.	600	13
NichiiGakkan Co. Ltd.	800	8
Nippon Shinyaku Co. Ltd.	200	16
Olympus Corp.	5,200	75
Ono Pharmaceutical Co. Ltd.	500	11
Otsuka Holdings Co. Ltd.	800	31
Paramount Bed Holdings Co. Ltd.	200	8
Rohto Pharmaceutical Co. Ltd.	400	11
Santen Pharmaceutical Co. Ltd.	1,200	20
Sawai Pharmaceutical Co. Ltd.	200	11
Shionogi & Co. Ltd.	400	20
Suzuken Co. Ltd.	400	14
Sysmex Corp.	300	22
Taisho Pharmaceutical Holdings Co. Ltd.	100	6
Takeda Pharmaceutical Co. Ltd.	1,541	47
Terumo Corp.	2,500	86
Toho Holdings Co. Ltd.	500	10
Tsumura & Co.	200	5
		984
INDUSTRIALS 5.3%
Amada Holdings Co. Ltd.	1,100	9
ANA Holdings, Inc.	800	19
Asahi Glass Co. Ltd.	400	10
Central Glass Co. Ltd.	400	7
COMSYS Holdings Corp.	400	10
Dai Nippon Printing Co. Ltd.	1,000	21
Daifuku Co. Ltd.	300	19
Daikin Industries Ltd.	1,000	121
DMG Mori Co. Ltd.	700	6
East Japan Railway Co.	200	15
FANUC Corp.	700	94
Fuji Electric Co. Ltd.	300	7
Fujikura Ltd.	3,100	9
Fujitec Co. Ltd.	700	9
Hankyu Hanshin Holdings, Inc.	600	20
Hanwa Co. Ltd.	400	6
Hazama Ando Corp.	1,200	8
Hino Motors Ltd.	2,600	14
Hitachi Zosen Corp.	3,300	11
Hoshizaki Corp.	200	15
ITOCHU Corp.	2,400	50
Japan Airlines Co. Ltd.	2,200	40
JTEKT Corp.	1,700	11
Kajima Corp.	800	8
Kanematsu Corp.	900	9
Kawasaki Heavy Industries Ltd.	700	10
Keihan Holdings Co. Ltd.	200	9
Keikyu Corp.	500	8
Keio Corp.	200	12
Kinden Corp.	600	9
Kintetsu Group Holdings Co. Ltd.	400	19
Kumagai Gumi Co. Ltd.	300	7
Kurita Water Industries Ltd.	400	9
Kyowa Exeo Corp.	400	9
Kyushu Railway Co.	300	9
LIXIL Group Corp.	900	11
Maeda Road Construction Co. Ltd.	400	7
Makita Corp.	900	27
Marubeni Corp.	3,900	19
Meitec Corp.	300	12
Minebea Mitsumi, Inc.	1,100	16
Mirait Holdings Corp.	800	10
Mitsubishi Electric Corp.	3,400	42
Mitsubishi Heavy Industries Ltd.	800	20
Mitsui & Co. Ltd.	5,500	76
Mitsui OSK Lines Ltd.	500	8
Miura Co. Ltd.	200	7

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Nagase & Co. Ltd.	700	8
Nagoya Railroad Co. Ltd.	600	17
Nankai Electric Railway Co. Ltd.	600	14
NGK Insulators Ltd.	700	9
Nidec Corp.	300	15
Nippo Corp.	400	9
Nippon Express Co. Ltd.	200	10
Nippon Sheet Glass Co. Ltd.	2,300	7
Nippon Yusen KK	600	7
Nomura Co. Ltd.	800	6
NSK Ltd.	2,700	17
NTN Corp.	4,100	7
Obayashi Corp.	4,600	39
OSG Corp.	600	8
Park24 Co. Ltd.	800	12
Penta-Ocean Construction Co. Ltd.	1,600	8
Recruit Holdings Co. Ltd.	3,500	90
Ryobi Ltd.	600	7
Sakai Moving Service Co. Ltd.	100	5
Sankyu, Inc.	100	4
Sanwa Holdings Corp.	800	6
Sanyo Denki Co. Ltd.	100	4
Secom Co. Ltd.	200	17
Seibu Holdings, Inc.	600	7
Seino Holdings Co. Ltd.	800	9
Shimizu Corp.	1,700	13
Shinmaywa Industries Ltd.	800	8
SHO-BOND Holdings Co. Ltd.	200	8
SMC Corp.	100	42
Sohgo Security Services Co. Ltd.	400	19
Sojitz Corp.	3,800	9
Sotetsu Holdings, Inc.	400	10
Sumitomo Corp.	1,600	18
Sumitomo Mitsui Construction Co. Ltd.	1,720	8
Taikisha Ltd.	200	6
Taisei Corp.	1,100	34
Takeuchi Manufacturing Co. Ltd.	700	9
Tobu Railway Co. Ltd.	600	21
TOKAI Holdings Corp.	1,000	9
Tokyu Construction Co. Ltd.	1,500	8
Tokyu Corp.	1,200	19
Toppan Printing Co. Ltd.	1,300	20
Toshiba Corp.	700	15
Toshiba Machine Co. Ltd.	400	8
TOTO Ltd.	300	10
Toyota Tsusho Corp.	1,300	30
West Japan Railway Co.	500	34
Yuasa Trading Co. Ltd.	200	5
		1,609
INFORMATION TECHNOLOGY 4.5%
Advantest Corp.	700	28
Amano Corp.	500	11
Azbil Corp.	500	13
Brother Industries Ltd.	600	9
Canon Marketing Japan, Inc.	500	10
Canon, Inc.	2,200	48
Daiwabo Holdings Co. Ltd.	300	14
DTS Corp.	500	9
FUJIFILM Holdings Corp.	700	35
Fujitsu Ltd.	600	54
Hitachi High-Technologies Corp.	200	15
Hitachi Ltd.	6,000	172
Horiba Ltd.	200	10
Hosiden Corp.	800	6
Ibiden Co. Ltd.	600	13
Itochu Techno-Solutions Corp.	400	11
Keyence Corp.	400	129
Konica Minolta, Inc.	1,600	6
Kyocera Corp.	600	35
Macnica Fuji Electronics Holdings, Inc.	600	7
Maxell Holdings Ltd.	900	9
Murata Manufacturing Co. Ltd.	1,300	65
NEC Corp.	2,100	76
NET One Systems Co. Ltd.	700	15
Nexon Co. Ltd.	1,000	16
Nihon Unisys Ltd.	700	19
Nippon Electric Glass Co. Ltd.	500	7
Nomura Research Institute Ltd.	1,400	30
NSD Co. Ltd.	600	8
NTT Data Corp.	1,200	11
Obic Co. Ltd.	200	26
Oki Electric Industry Co. Ltd.	700	7
Omron Corp.	1,200	62
Oracle Corp. Japan	100	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Otsuka Corp.	400	17
Renesas Electronics Corp. (a)	1,400	5
Ricoh Co. Ltd.	2,400	18
Rohm Co. Ltd.	200	11
Ryoyo Electro Corp.	400	8
SCREEN Holdings Co. Ltd.	300	11
SCSK Corp.	300	13
Seiko Epson Corp.	1,000	11
Shinko Electric Industries Co. Ltd.	1,100	10
SUMCO Corp.	700	9
Taiyo Yuden Co. Ltd.	400	10
TDK Corp.	200	15
TIS, Inc.	1,800	30
Toho Co. Ltd.	300	9
Tokyo Electron Ltd.	600	112
Tokyo Seimitsu Co. Ltd.	300	8
Toshiba TEC Corp.	300	9
Trend Micro, Inc.	300	15
Ulvac, Inc.	300	7
Yaskawa Electric Corp.	900	24
		1,347
MATERIALS 1.6%
Asahi Holdings, Inc.	400	8
Daicel Corp.	1,400	10
Daido Steel Co. Ltd.	100	3
DIC Corp.	400	9
Dowa Holdings Co. Ltd.	400	10
FP Corp.	100	7
Hitachi Chemical Co. Ltd.	200	9
Hitachi Metals Ltd.	1,600	17
JFE Holdings, Inc.	1,600	10
JSR Corp.	500	9
Kansai Paint Co. Ltd.	500	10
Kobe Steel Ltd.	1,800	6
Mitsubishi Chemical Holdings Corp.	1,600	10
Mitsubishi Materials Corp.	400	8
Mitsui Chemicals, Inc.	900	17
Nippon Paint Holdings Co. Ltd.	700	36
Nippon Paper Industries Co. Ltd. 'L'	1,000	14
Nippon Steel Corp.	2,500	21
Nissan Chemical Corp.	200	7
Nitto Denko Corp.	700	31
Oji Holdings Corp.	4,300	23
Osaka Soda Co. Ltd.	400	10
Rengo Co. Ltd.	1,300	10
Sanyo Special Steel Co. Ltd.	800	7
Shin-Etsu Chemical Co. Ltd.	700	69
Sumitomo Chemical Co. Ltd.	6,700	20
Sumitomo Osaka Cement Co. Ltd.	300	9
Tokuyama Corp.	500	10
Tokyo Ohka Kogyo Co. Ltd.	400	15
Tokyo Steel Manufacturing Co. Ltd.	1,500	9
Toray Industries, Inc.	6,700	29
Tosoh Corp.	900	10
Toyo Seikan Group Holdings Ltd.	700	8
Ube Industries Ltd.	500	8
		489
REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	300	28
Hulic Co. Ltd.	900	9
Relo Group, Inc.	400	8
		45
UTILITIES 0.9%
Chubu Electric Power Co., Inc.	2,500	35
Chugoku Electric Power Co., Inc.	1,700	24
Electric Power Development Co. Ltd. 'C'	1,100	22
Hokuriku Electric Power Co.	1,700	12
Kansai Electric Power Co., Inc.	900	10
Kyushu Electric Power Co., Inc.	1,100	9
Osaka Gas Co. Ltd.	2,000	38
Shizuoka Gas Co. Ltd.	1,100	9
Toho Gas Co. Ltd.	400	18
Tohoku Electric Power Co., Inc.	1,400	13
Tokyo Electric Power Co. Holdings, Inc. (a)	7,800	27

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Tokyo Gas Co. Ltd.	1,800	42
		259
Total Japan		8,465
LUXEMBOURG 0.3%
COMMUNICATION SERVICES 0.1%
RTL Group S.A.	360	12
SES S.A.	1,450	9
		21
HEALTH CARE 0.0%
Eurofins Scientific SE	21	10
MATERIALS 0.1%
APERAM S.A.	363	8
ArcelorMittal S.A.	2,667	25
		33
REAL ESTATE 0.1%
Aroundtown S.A.	2,476	12
Grand City Properties S.A.	473	10
		22
Total Luxembourg		86
MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Sands China Ltd.	5,600	21
Wynn Macau Ltd.	4,800	7
		28
Total Macau		28
NETHERLANDS 3.1%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	14,269	34
VEON Ltd. ADR	7,196	11
		45
CONSUMER DISCRETIONARY 0.0%
GrandVision NV	384	10
CONSUMER STAPLES 0.6%
Heineken Holding NV	417	32
Heineken NV	286	24
Koninklijke Ahold Delhaize NV	5,005	117
		173
ENERGY 0.2%
Fugro NV (a)	1,404	6
Koninklijke Vopak NV	220	12
Royal Dutch Shell PLC 'A'	2,328	40
		58
FINANCIALS 0.4%
Aegon NV	5,969	15
ASR Nederland NV	336	8
Euronext NV	210	16
ING Groep NV	9,462	49
NN Group NV	857	23
		111
INDUSTRIALS 0.4%
Arcadis NV	577	9
Boskalis Westminster	469	9
Koninklijke BAM Groep NV	2,821	4
Signify NV	1,386	27
TKH Group NV	229	6

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Wolters Kluwer NV	941	67
		122
INFORMATION TECHNOLOGY 0.9%
ASM International NV	206	21
ASML Holding NV	804	212
BE Semiconductor Industries NV	303	9
NXP Semiconductors NV	418	35
		277
MATERIALS 0.4%
Akzo Nobel NV	803	53
Corbion NV	310	9
Koninklijke DSM NV	607	68
		130
REAL ESTATE 0.0%
Eurocommercial Properties NV	427	4
Total Netherlands		930
NEW ZEALAND 0.4%
COMMUNICATION SERVICES 0.1%
Chorus Ltd.	2,248	9
Spark New Zealand Ltd.	8,585	21
		30
HEALTH CARE 0.1%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	1,756	32
INDUSTRIALS 0.0%
Auckland International Airport Ltd.	2,648	8
MATERIALS 0.1%
Fletcher Building Ltd.	5,956	13
UTILITIES 0.1%
Contact Energy Ltd.	2,316	8
Genesis Energy Ltd.	5,749	8
Meridian Energy Ltd.	3,675	9
		25
Total New Zealand		108
NORWAY 0.9%
COMMUNICATION SERVICES 0.2%
Telenor ASA	3,752	55
CONSUMER STAPLES 0.3%
Austevoll Seafood ASA	1,119	8
Leroy Seafood Group ASA	1,783	9
Mowi ASA	1,821	27
Orkla ASA	2,891	25
Salmar ASA	237	8
		77
ENERGY 0.2%
BW Offshore Ltd.	2,028	3
Equinor ASA	2,563	32
Frontline Ltd.	1,020	10
PGS ASA (a)	4,774	1
SFL Corp. Ltd.	809	8
		54
FINANCIALS 0.1%
Gjensidige Forsikring ASA	897	15
SpareBank 1 SR-Bank ASA	1,228	7
		22
INDUSTRIALS 0.0%
Tomra Systems ASA	502	14

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

MATERIALS 0.1%
Yara International ASA	1,077	34
REAL ESTATE 0.0%
Entra ASA	792	10
Total Norway		266
PORTUGAL 0.5%
CONSUMER STAPLES 0.2%
Jeronimo Martins SGPS S.A.	1,790	32
Sonae SGPS S.A.	11,338	7
		39
MATERIALS 0.0%
Navigator Co. S.A.	3,412	8
UTILITIES 0.3%
EDP - Energias de Portugal S.A.	23,799	96
Total Portugal		143
SINGAPORE 1.1%
COMMUNICATION SERVICES 0.4%
NetLink NBN Trust	14,300	9
Singapore Press Holdings Ltd.	12,700	17
Singapore Telecommunications Ltd.	43,900	78
		104
CONSUMER DISCRETIONARY 0.0%
Jardine Cycle & Carriage Ltd.	500	7
CONSUMER STAPLES 0.1%
Golden Agri-Resources Ltd.	70,900	7
Wilmar International Ltd.	11,500	26
		33
ENERGY 0.0%
BW LPG Ltd.	2,155	6
FINANCIALS 0.2%
DBS Group Holdings Ltd.	1,100	14
Oversea-Chinese Banking Corp. Ltd.	1,900	12
Singapore Exchange Ltd.	1,800	12
United Overseas Bank Ltd.	2,000	27
		65
INDUSTRIALS 0.3%
ComfortDelGro Corp. Ltd.	12,000	13
Keppel Corp. Ltd.	6,500	24
SATS Ltd.	3,000	7
Sembcorp Industries Ltd.	6,800	8
Singapore Airlines Ltd.	4,300	17
Singapore Post Ltd.	16,300	7
Singapore Technologies Engineering Ltd.	7,000	15
		91
INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	900	9
REAL ESTATE 0.1%
Ascott Residence Trust	11,300	6
CDL Hospitality Trusts	10,500	6

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

UOL Group Ltd.	2,100	10
		22
Total Singapore		337
SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Mediclinic International PLC	2,734	9
Total South Africa		9
SPAIN 2.9%
COMMUNICATION SERVICES 0.4%
Mediaset Espana Comunicacion S.A.	1,792	6
Telefonica S.A.	22,786	104
		110
CONSUMER DISCRETIONARY 0.3%
Industria de Diseno Textil S.A.	3,045	79
CONSUMER STAPLES 0.1%
Ebro Foods S.A.	532	11
Viscofan S.A.	261	14
		25
ENERGY 0.1%
Repsol S.A.	4,932	44
FINANCIALS 0.2%
Banco Santander S.A.	15,364	37
Bolsas y Mercados Espanoles SHMSF S.A.	339	12
Mapfre S.A.	5,914	10
		59
HEALTH CARE 0.1%
Grifols S.A.	1,046	35
INDUSTRIALS 0.3%
ACS Actividades de Construccion Y Servicios S.A.	805	16
Aena SME S.A.	231	25
Cia de Distribucion Integral Logista Holdings S.A.	572	9
Ferrovial S.A.	1,781	43
Sacyr S.A.	4,106	6
		99
INFORMATION TECHNOLOGY 0.1%
Amadeus IT Group S.A.	650	31
MATERIALS 0.0%
Acerinox S.A.	1,053	7
UTILITIES 1.3%
Acciona S.A.	89	10
Endesa S.A.	4,314	91
Iberdrola S.A.	21,302	208
Naturgy Energy Group S.A.	3,537	62
Red Electrica Corp. S.A.	1,635	29
		400
Total Spain		889
SWEDEN 3.6%
COMMUNICATION SERVICES 0.6%
Tele2 AB 'B'	6,930	92
Telia Co. AB	22,895	82
		174
CONSUMER DISCRETIONARY 0.5%
Autoliv, Inc.	426	20
Bilia AB 'A'	1,029	7
Electrolux AB 'B'	1,777	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Hennes & Mauritz AB 'B'	7,119	91
JM AB	946	16
Scandic Hotels Group AB	1,060	3
		159
CONSUMER STAPLES 0.4%
AAK AB	633	10
Axfood AB	867	18
Essity AB 'B'	1,096	34
ICA Gruppen AB	251	10
Swedish Match AB	831	47
		119
FINANCIALS 0.3%
Ratos AB 'B'	3,286	7
Skandinaviska Enskilda Banken AB 'A'	1,337	9
Svenska Handelsbanken AB 'A'	5,022	41
Swedbank AB 'A'	2,518	28
		85
HEALTH CARE 0.0%
Getinge AB 'B'	727	14
INDUSTRIALS 1.4%
Assa Abloy AB 'B'	2,542	47
Atlas Copco AB 'A'	3,045	101
Electrolux Professional AB (a)	2,071	6
Epiroc AB	3,505	35
Indutrade AB	335	9
Intrum AB	403	5
Lifco AB 'B'	197	7
Loomis AB	287	6
NCC AB 'B'	1,149	15
Nibe Industrier AB 'B'	694	10
Peab AB	1,197	9
S.A.S. AB (a)	5,421	5
Sandvik AB	3,968	56
Skanska AB 'B'	695	10
SKF AB 'B'	2,208	30
Volvo AB 'B'	6,043	72
		423
INFORMATION TECHNOLOGY 0.2%
Telefonaktiebolaget LM Ericsson 'B'	6,084	49
MATERIALS 0.1%
BillerudKorsnas AB	1,003	11
Hexpol AB	1,349	8
Svenska Cellulosa AB S.C.A. 'B'	1,164	11
		30
REAL ESTATE 0.1%
Atrium Ljungberg AB 'B'	506	8
Castellum AB	593	10
Fastighets AB Balder (a)	263	10
Hufvudstaden AB 'A'	620	8
		36
Total Sweden		1,089
SWITZERLAND 8.1%
COMMUNICATION SERVICES 0.3%
Sunrise Communications Group AG	158	13
Swisscom AG	126	67
		80
CONSUMER DISCRETIONARY 0.3%
Cie Financiere Richemont S.A.	797	43
Forbo Holding AG	7	8
Garmin Ltd.	468	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Valora Holding AG	43	8
		94
CONSUMER STAPLES 1.8%
Aryzta AG (a)	10,496	4
Barry Callebaut AG	5	10
Chocoladefabriken Lindt & Spruengli AG	4	33
Coca-Cola HBC AG	466	10
Emmi AG	12	11
Nestle S.A.	4,612	472
		540
FINANCIALS 1.6%
Baloise Holding AG	143	19
Banque Cantonale Vaudoise	17	14
Cembra Money Bank AG	173	16
Julius Baer Group Ltd.	331	11
St Galler Kantonalbank AG	21	9
Swiss Life Holding AG	92	31
Swiss Re AG	1,240	95
Zurich Insurance Group AG	850	298
		493
HEALTH CARE 1.7%
Galenica AG	247	17
Lonza Group AG	78	32
Roche Holding AG	1,224	394
Sonova Holding AG	147	26
Straumann Holding AG	24	18
Vifor Pharma AG	157	21
		508
INDUSTRIALS 1.2%
ABB Ltd.	6,749	117
Adecco Group AG	999	39
Belimo Holding AG	2	13
Bucher Industries AG	33	9
Conzzeta AG	10	8
Flughafen Zurich AG	68	8
Geberit AG	76	33
Georg Fischer AG	14	10
Huber + Suhner AG	147	9
Kuehne + Nagel International AG	314	43
Schindler Holding AG	145	32
SGS S.A.	13	30
Sulzer AG	102	6
Wizz Air Holdings PLC (a)	227	6
		363
INFORMATION TECHNOLOGY 0.2%
Landis + Gyr Group AG	107	7
Logitech International S.A.	313	14
STMicroelectronics NV	852	18
TE Connectivity Ltd.	607	38
		77
MATERIALS 0.7%
EMS-Chemie Holding AG	19	12
Ferrexpo PLC	4,304	6
Givaudan S.A.	28	86
Glencore PLC	34,132	52
Sika AG	348	57
		213
REAL ESTATE 0.3%
Allreal Holding AG	68	13
PSP Swiss Property AG	209	26
Swiss Prime Site AG	405	39
		78
UTILITIES 0.0%
BKW AG	111	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Total Switzerland		2,455
UNITED KINGDOM 13.2%
COMMUNICATION SERVICES 0.8%
BT Group PLC	15,615	23
Daily Mail & General Trust PLC	1,207	10
Euromoney Institutional Investor PLC	396	4
ITV PLC	8,785	7
Pearson PLC	4,386	30
Vodafone Group PLC	107,657	149
WPP PLC	857	6
		229
CONSUMER DISCRETIONARY 1.4%
B&M European Value Retail S.A.	2,675	9
Barratt Developments PLC	1,737	9
Bellway PLC	866	23
Berkeley Group Holdings PLC	478	21
Burberry Group PLC	553	9
Compass Group PLC	3,637	57
Crest Nicholson Holdings PLC	2,684	6
Dixons Carphone PLC	9,175	9
Dunelm Group PLC	1,254	11
Fiat Chrysler Automobiles NV	1,925	14
Frasers Group PLC (a)	1,995	4
Greggs PLC	798	16
Inchcape PLC	1,875	10
InterContinental Hotels Group PLC	208	9
J D Wetherspoon PLC	520	6
JD Sports Fashion PLC	2,932	16
Kingfisher PLC	18,189	32
Marks & Spencer Group PLC	18,980	23
Marston's PLC	7,008	4
Moneysupermarket.com Group PLC	3,871	14
Next PLC	709	36
Persimmon PLC	1,073	25
Pets at Home Group PLC	3,207	10
Restaurant Group PLC	5,867	3
SSP Group PLC	1,701	6
Taylor Wimpey PLC	13,431	19
Vistry Group PLC	793	6
WH Smith PLC	608	8
Whitbread PLC	258	10
William Hill PLC	7,929	7
		432
CONSUMER STAPLES 2.6%
Associated British Foods PLC	1,620	36
British American Tobacco PLC	2,362	80
Britvic PLC	1,103	10
Cranswick PLC	297	14
Diageo PLC	4,319	137
Imperial Brands PLC	2,870	53
J Sainsbury PLC	20,872	54
Reckitt Benckiser Group PLC	1,402	107
Tate & Lyle PLC	4,157	34
Tesco PLC	14,246	40
Unilever NV	1,254	62
Unilever PLC	2,202	111
WM Morrison Supermarkets PLC	23,544	51
		789
ENERGY 0.4%
BP PLC	22,667	93
Hunting PLC	2,423	5
Petrofac Ltd.	3,202	8
Premier Oil PLC (a)	18,068	4
Subsea 7 S.A.	1,176	5
		115
FINANCIALS 1.6%
3i Group PLC	2,661	26
Admiral Group PLC	1,264	35
Ashmore Group PLC	2,973	13
Barclays PLC	66,726	76
Direct Line Insurance Group PLC	13,521	49
Hargreaves Lansdown PLC	496	9
IG Group Holdings PLC	2,460	21
Intermediate Capital Group PLC	800	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Jupiter Fund Management PLC	4,169	10
Lancashire Holdings Ltd.	1,213	9
Legal & General Group PLC	6,264	15
London Stock Exchange Group PLC	666	60
Phoenix Group Holdings PLC	1,194	9
Provident Financial PLC	1,959	5
Prudential PLC	2,363	30
Royal Bank of Scotland Group PLC	5,976	8
RSA Insurance Group PLC	2,427	13
Saga PLC	10,162	2
Schroders PLC	400	12
Standard Chartered PLC	11,253	62
Standard Life Aberdeen PLC	5,924	16
TP ICAP PLC	2,156	9
		498
HEALTH CARE 2.1%
AstraZeneca PLC	2,372	211
ConvaTec Group PLC	4,663	11
GlaxoSmithKline PLC	19,031	357
Smith & Nephew PLC	3,050	54
		633
INDUSTRIALS 1.8%
Aggreko PLC	1,813	11
Ashtead Group PLC	1,123	24
Babcock International Group PLC	1,972	9
BAE Systems PLC	10,208	66
Balfour Beatty PLC	4,206	11
Bunzl PLC	593	12
Capita PLC (a)	5,034	2
CNH Industrial NV	2,049	12
Diploma PLC	465	9
easyJet PLC	1,696	12
Firstgroup PLC (a)	7,464	5
Go-Ahead Group PLC	413	4
Hays PLC	8,020	11
HomeServe PLC	957	12
Howden Joinery Group PLC	3,475	22
IMI PLC	1,270	12
International Consolidated Airlines Group S.A.	3,587	9
Intertek Group PLC	251	15
Meggitt PLC	1,585	6
Morgan Sindall Group PLC	609	9
Pagegroup PLC	2,362	11
QinetiQ Group PLC	2,555	10
RELX PLC	4,851	103
Rentokil Initial PLC	8,592	41
Rotork PLC	2,668	7
Royal Mail PLC	12,752	20
Senior PLC	4,048	3
SIG PLC	7,366	2
Smiths Group PLC	1,197	18
Spirax-Sarco Engineering PLC	307	31
Stagecoach Group PLC	5,584	5
Travis Perkins PLC	1,809	20
Ultra Electronics Holdings PLC	372	9
Vesuvius PLC	1,797	7
		560
INFORMATION TECHNOLOGY 0.2%
Avast PLC	1,966	9
AVEVA Group PLC	247	11
Computacenter PLC	510	9
Dialog Semiconductor PLC (a)	228	6
Electrocomponents PLC	1,565	10
Micro Focus International PLC	837	4
Spectris PLC	314	9
		58
MATERIALS 0.7%
Anglo American PLC	2,401	42
Croda International PLC	330	17
Essentra PLC	2,064	7
Ibstock PLC	3,026	6
Johnson Matthey PLC	966	21
Mondi PLC	885	15
Rio Tinto Ltd.	1,189	61
Rio Tinto PLC	492	23
Synthomer PLC	2,762	8

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Victrex PLC	357	9
		209
REAL ESTATE 0.1%
Grainger PLC	2,766	9
Savills PLC	827	8
		17
UTILITIES 1.5%
Centrica PLC	44,843	21
Drax Group PLC	3,641	7
National Grid PLC	16,428	192
Pennon Group PLC	2,233	30
Severn Trent PLC	803	23
SSE PLC	8,539	137
United Utilities Group PLC	2,691	30
		440
Total United Kingdom		3,980
UNITED STATES 0.1%
MATERIALS 0.1%
Alacer Gold Corp. (a)	4,031	13
Sims Metal Management Ltd.	1,508	6
		19
Total United States		19
Total Common Stocks (Cost $35,296)		28,479
PREFERRED STOCKS 0.5%
GERMANY 0.5%
HEALTH CARE 0.0%
Draegerwerk AG & Co. KGaA	86	8
INDUSTRIALS 0.5%
Fuchs Petrolub SE	337	12
Henkel AG & Co. KGaA	304	25
Porsche Automobil Holding SE	154	7
Sartorius AG	67	16
Schaeffler AG	1,041	6
Volkswagen AG	723	83
		149
Total Preferred Stocks (Cost $202)		157
REAL ESTATE INVESTMENT TRUSTS 3.2%
AUSTRALIA 0.2%
REAL ESTATE 0.2%
Charter Hall Group	1,759	7
Goodman Group	1,593	12
GPT Group	2,939	6
Scentre Group	7,370	7
Stockland	7,564	12
Vicinity Centres	7,605	5
		49
Total Australia		49
BELGIUM 0.1%
REAL ESTATE 0.1%
Befimmo S.A.	329	16
Cofinimmo S.A.	104	13

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Warehouses De Pauw CVA	356	10
		39
Total Belgium		39
CANADA 0.4%
REAL ESTATE 0.4%
Allied Properties Real Estate Investment Trust	622	20
Canadian Apartment Properties REIT	480	14
Cominar Real Estate Investment Trust	1,896	11
Dream Industrial Real Estate Investment Trust (e)	1,158	8
Dream Office Real Estate Investment Trust	547	9
Granite Real Estate Investment Trust	484	20
H&R Real Estate Investment Trust	792	5
Northview Apartment Real Estate Investment Trust	376	9
RioCan Real Estate Investment Trust	1,458	17
		113
Total Canada		113
FRANCE 0.1%
REAL ESTATE 0.1%
Covivio	185	11
Gecina S.A.	132	17
Klepierre S.A.	713	14
Mercialys S.A.	867	6
		48
Total France		48
GERMANY 0.0%
REAL ESTATE 0.0%
Alstria Office REIT-AG	870	13
Total Germany		13
HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	10,000	9
Link REIT	2,500	21
		30
Total Hong Kong		30
JAPAN 1.3%
REAL ESTATE 1.3%
Activia Properties, Inc.	3	10
Advance Residence Investment Corp.	8	23
AEON REIT Investment Corp.	8	8
Daiwa House REIT Investment Corp.	8	19
Daiwa Office Investment Corp.	2	11
Frontier Real Estate Investment Corp.	2	6
Fukuoka REIT Corp.	6	6
GLP J-Reit	15	17
Hulic Reit, Inc.	6	7
Industrial & Infrastructure Fund Investment Corp.	11	15
Invincible Investment Corp.	30	7
Japan Excellent, Inc.	8	9
Japan Hotel REIT Investment Corp.	14	4
Japan Logistics Fund, Inc.	6	13
Japan Prime Realty Investment Corp.	4	12
Japan Real Estate Investment Corp.	3	18
Japan Rental Housing Investments, Inc.	13	11
Japan Retail Fund Investment Corp.	8	9
Kenedix Office Investment Corp.	3	16
MCUBS MidCity Investment Corp.	14	10
Mori Hills REIT Investment Corp.	7	9
Mori Trust Sogo Reit, Inc.	8	10
Nippon Accommodations Fund, Inc.	3	16
Nippon Building Fund, Inc.	4	27
Nippon Prologis REIT, Inc.	9	23
Nomura Real Estate Master Fund, Inc.	12	15
Orix JREIT, Inc.	16	21
Premier Investment Corp.	8	9
Tokyu REIT, Inc.	6	8

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

United Urban Investment Corp.	14	14
		383
Total Japan		383
SINGAPORE 0.4%
REAL ESTATE 0.4%
Ascendas Real Estate Investment Trust	8,000	16
CapitaLand Mall Trust	6,300	8
Keppel DC REIT	7,700	12
Mapletree Commercial Trust	18,527	24
Mapletree Industrial Trust	10,600	18
Mapletree Logistics Trust	19,700	22
Mapletree North Asia Commercial Trust	15,500	8
		108
Total Singapore		108
SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi S.A.	1,035	10
Total Spain		10
UNITED KINGDOM 0.6%
REAL ESTATE 0.6%
Assura PLC	9,091	9
Big Yellow Group PLC	918	11
British Land Co. PLC	3,868	16
Derwent London PLC	413	17
Great Portland Estates PLC	1,074	9
Land Securities Group PLC	4,086	28
LondonMetric Property PLC	3,931	9
Segro PLC	3,587	34
Shaftesbury PLC	1,149	9
Tritax Big Box REIT PLC	6,194	9
UNITE Group PLC	2,085	21
Workspace Group PLC	773	7
		179
Total United Kingdom		179
Total Real Estate Investment Trusts (Cost $1,242)		972

Total Investments in Securities (Cost $36,740)		29,608
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	21,921	22
Total Short-Term Instruments (Cost $22)		22
Total Investments in Affiliates (Cost $22)		22
Total Investments 98.2% (Cost $36,762)		$29,630
Other Assets and Liabilities, net 1.8%		554
Net Assets 100.0%		$30,184

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $21 were out on loan in exchange for $22 of cash collateral as of March 31, 2020.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description				Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Software, Inc.				04/23/2018 – 12/18/2019	$44	$48	0.16%
Dream Industrial Real Estate Investment Trust				12/20/2019	12	8	0.03
Great-West Lifeco, Inc.				03/27/2018 – 12/18/2019	17	12	0.04
Martinrea International, Inc.				08/31/2017 – 12/18/2019	11	5	0.02
Stars Group, Inc.				12/20/2019 – 03/31/2020	17	14	0.04
					$101	$87	0.29%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered	Currency to be Received	Asset		Liability
SSB	04/2020	NZD	9	$6	$0		$0
Total Forward Foreign Currency Contracts					$0	$0
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Australia
	Communication Services		$0	$134	$0	$134
	Consumer Discretionary		0	160	0	160
	Consumer Staples		6	165	0	171
	Energy		0	88	0	88
	Financials		0	246	0	246
	Health Care		0	159	0	159
	Industrials		0	114	0	114
	Information Technology		25	16	0	41
	Materials		0	290	0	290
	Real Estate		0	8	0	8
	Utilities		0	29	0	29
Austria
	Energy		0	17	0	17
	Industrials		0	18	0	18
	Information Technology		0	1	0	1
	Materials		0	6	0	6
	Real Estate		0	13	0	13
	Utilities		0	8	0	8
Belgium
	Communication Services		0	27	0	27
	Consumer Discretionary		0	9	0	9
	Consumer Staples		0	55	0	55
	Energy		0	22	0	22
	Financials		0	52	0	52
	Health Care		0	16	0	16
	Industrials		0	7	0	7
	Information Technology		0	10	0	10
	Materials		0	7	0	7
	Utilities		0	15	0	15
Cambodia
	Consumer Discretionary		0	12	0	12
Canada
	Communication Services		170	0	0	170
	Consumer Discretionary		213	0	0	213
	Consumer Staples		223	0	0	223
	Energy		137	0	0	137
	Financials		365	0	0	365
	Health Care		8	0	0	8
	Industrials		339	0	0	339
	Information Technology		138	0	0	138
	Materials		175	0	0	175
	Real Estate		22	0	0	22
	Utilities		171	0	0	171
Denmark
	Consumer Discretionary		0	10	0	10
	Consumer Staples		0	48	0	48
	Financials		0	25	0	25
	Health Care		0	283	0	283
	Industrials		0	122	0	122
	Materials		0	32	0	32
	Utilities		0	42	0	42
Finland
	Communication Services		0	42	0	42
	Consumer Staples		0	37	0	37
	Energy		0	62	0	62
	Financials		0	50	0	50
	Health Care		0	16	0	16
	Industrials		0	90	0	90
	Information Technology		0	8	0	8
	Materials		0	59	0	59
	Utilities		0	13	0	13
France
	Communication Services		0	140	0	140
	Consumer Discretionary		0	322	0	322
	Consumer Staples		0	164	0	164
	Energy		0	38	0	38
	Financials		0	133	0	133
	Health Care		0	39	0	39
	Industrials		0	472	0	472
	Information Technology		0	56	0	56
	Materials		0	67	0	67
	Real Estate		0	9	0	9
	Utilities		0	179	0	179
Germany
	Communication Services		0	56	0	56
	Consumer Discretionary		0	243	0	243
	Consumer Staples		0	47	0	47
	Financials		0	316	0	316
	Health Care		0	144	0	144
	Industrials		0	125	0	125
	Information Technology		0	205	0	205
	Materials		0	127	0	127
	Real Estate		0	119	0	119
	Utilities		0	201	0	201
Hong Kong
	Communication Services		0	46	0	46
	Consumer Discretionary		9	66	0	75
	Consumer Staples		0	53	0	53
	Health Care		0	8	0	8
	Industrials		0	85	0	85
	Information Technology		0	26	0	26
	Real Estate		0	127	0	127
	Utilities		0	118	0	118
Ireland
	Consumer Discretionary		9	22	0	31
	Consumer Staples		58	7	0	65
	Health Care		156	9	0	165
	Industrials		25	97	0	122
	Materials		0	84	0	84
Israel
	Communication Services		0	11	0	11
	Energy		0	10	0	10
	Financials		0	77	0	77
	Health Care		11	0	0	11
	Industrials		0	19	0	19
	Information Technology		26	22	0	48
	Materials		0	18	0	18
	Real Estate		0	10	0	10
Italy
	Communication Services		0	37	0	37
	Consumer Discretionary		0	49	0	49
	Energy		0	71	0	71
	Financials		0	168	0	168
	Health Care		0	36	0	36
	Industrials		9	29	0	38
	Utilities		0	230	0	230
Japan
	Communication Services		0	944	0	944
	Consumer Discretionary		0	1,615	0	1,615
	Consumer Staples		14	817	0	831
	Energy		0	69	0	69
	Financials		0	273	0	273
	Health Care		0	984	0	984
	Industrials		0	1,609	0	1,609
	Information Technology		0	1,347	0	1,347
	Materials		0	489	0	489
	Real Estate		0	45	0	45
	Utilities		0	259	0	259
Luxembourg
	Communication Services		0	21	0	21
	Health Care		0	10	0	10
	Materials		0	33	0	33
	Real Estate		0	22	0	22
Macau
	Consumer Discretionary		0	28	0	28
Netherlands
	Communication Services		11	34	0	45
	Consumer Discretionary		0	10	0	10
	Consumer Staples		0	173	0	173
	Energy		0	58	0	58
	Financials		0	111	0	111
	Industrials		67	55	0	122
	Information Technology		35	242	0	277
	Materials		0	130	0	130
	Real Estate		0	4	0	4
New Zealand
	Communication Services		0	30	0	30
	Health Care		0	32	0	32
	Industrials		0	8	0	8
	Materials		0	13	0	13
	Utilities		0	25	0	25
Norway
	Communication Services		0	55	0	55
	Consumer Staples		0	77	0	77
	Energy		18	36	0	54
	Financials		0	22	0	22
	Industrials		0	14	0	14
	Materials		0	34	0	34
	Real Estate		0	10	0	10
Portugal
	Consumer Staples		0	39	0	39
	Materials		0	8	0	8
	Utilities		0	96	0	96
Singapore
	Communication Services		0	104	0	104
	Consumer Discretionary		0	7	0	7
	Consumer Staples		0	33	0	33
	Energy		0	6	0	6
	Financials		0	65	0	65
	Industrials		0	91	0	91
	Information Technology		0	9	0	9
	Real Estate		0	22	0	22
South Africa
	Health Care		0	9	0	9
Spain
	Communication Services		0	110	0	110
	Consumer Discretionary		0	79	0	79
	Consumer Staples		11	14	0	25
	Energy		0	44	0	44
	Financials		0	59	0	59
	Health Care		0	35	0	35
	Industrials		0	99	0	99
	Information Technology		0	31	0	31
	Materials		0	7	0	7
	Utilities		0	400	0	400
Sweden
	Communication Services		0	174	0	174
	Consumer Discretionary		20	139	0	159
	Consumer Staples		0	119	0	119
	Financials		0	85	0	85
	Health Care		0	14	0	14
	Industrials		6	417	0	423
	Information Technology		0	49	0	49
	Materials		0	30	0	30
	Real Estate		0	36	0	36
Switzerland
	Communication Services		0	80	0	80
	Consumer Discretionary		43	51	0	94
	Consumer Staples		0	540	0	540
	Financials		0	493	0	493
	Health Care		0	508	0	508
	Industrials		0	363	0	363
	Information Technology		38	39	0	77
	Materials		0	213	0	213
	Real Estate		0	78	0	78
	Utilities		0	9	0	9
United Kingdom
	Communication Services		4	225	0	229
	Consumer Discretionary		0	432	0	432
	Consumer Staples		0	789	0	789
	Energy		0	115	0	115
	Financials		9	489	0	498
	Health Care		0	633	0	633
	Industrials		7	553	0	560
	Information Technology		0	58	0	58
	Materials		8	201	0	209
	Real Estate		0	17	0	17
	Utilities		0	440	0	440
United States
	Materials		13	6	0	19
Preferred Stocks
Germany
	Health Care		0	8	0	8
	Industrials		0	149	0	149
Real Estate Investment Trusts
Australia
	Real Estate		0	49	0	49
Belgium
	Real Estate		0	39	0	39
Canada
	Real Estate		113	0	0	113
France
	Real Estate		0	48	0	48
Germany
	Real Estate		0	13	0	13
Hong Kong
	Real Estate		0	30	0	30
Japan
	Real Estate		0	383	0	383
Singapore
	Real Estate		0	108	0	108
Spain
	Real Estate		0	10	0	10
United Kingdom
	Real Estate		0	179	0	179
			$2,712	$26,896	$0	$29,608
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds			22	0	0	22
Total Investments			$2,734	$26,896	$0	$29,630

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
COMMON STOCKS 93.4%
IRELAND 0.4%
HEALTH CARE 0.0%
Steris PLC	286	$40
INDUSTRIALS 0.1%
Trane Technologies PLC	521	43
INFORMATION TECHNOLOGY 0.3%
Accenture PLC 'A'	1,396	228
Total Ireland		311
JERSEY, CHANNEL ISLANDS 0.0%
MATERIALS 0.0%
Amcor PLC (a)	1,404	11
Total Jersey, Channel Islands		11
LUXEMBOURG 0.0%
MATERIALS 0.0%
Ternium S.A. SP - ADR	249	3
Total Luxembourg		3
SWITZERLAND 0.4%
FINANCIALS 0.4%
Chubb Ltd.	2,923	326
Total Switzerland		326
UNITED KINGDOM 0.8%
CONSUMER STAPLES 0.1%
Coca-Cola European Partners PLC	766	29
Nomad Foods Ltd. (a)	1,625	30
		59
FINANCIALS 0.4%
Aon PLC	1,454	240
Janus Henderson Group PLC	528	8
Willis Towers Watson PLC	680	116
		364
INDUSTRIALS 0.1%
IHS Markit Ltd.	1,715	103
Pentair PLC	444	13
		116
MATERIALS 0.2%
Linde PLC	1,176	203
Total United Kingdom		742
UNITED STATES 91.8%
COMMUNICATION SERVICES 8.1%
Altice USA, Inc. 'A' (a)	732	16
AMC Entertainment Holdings, Inc. 'A' (c)	2,081	7
AMC Networks, Inc. 'A' (a)	390	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

AT&T, Inc.	42,952	1,252
Cable One, Inc.	58	95
CenturyLink, Inc.	17,310	164
Charter Communications, Inc. 'A' (a)	451	197
Cinemark Holdings, Inc.	1,460	15
Comcast Corp. 'A'	5,883	202
DISH Network Corp. (a)	544	11
Facebook, Inc. 'A' (a)	5,247	875
Interpublic Group of Cos., Inc.	3,847	62
Liberty Broadband Corp. 'C' (a)	825	91
Liberty Media Corp-Liberty Formula One (a)	753	20
Liberty Media Corp-Liberty SiriusXM 'C' (a)	3,360	106
Madison Square Garden Co. 'A' (a)	97	21
New York Times Co. 'A'	488	15
News Corp. 'A'	4,828	43
Nexstar Media Group, Inc. 'A'	150	9
Omnicom Group, Inc.	2,043	112
Scholastic Corp.	379	10
Sinclair Broadcast Group, Inc. 'A'	597	10
Sirius XM Holdings, Inc.	7,566	37
Snap, Inc. (a)	3,361	40
Sprint Corp. (a)	5,981	52
T-Mobile US, Inc. (a)	690	58
Take-Two Interactive Software, Inc. (a)	380	45
TEGNA, Inc.	5,476	60
Telephone & Data Systems, Inc.	2,016	34
U.S. Cellular Corp. (a)	345	10
Verizon Communications, Inc.	36,991	1,988
ViacomCBS, Inc. 'B'	5,330	75
Walt Disney Co.	13,824	1,335
Zillow Group, Inc. 'C' (a)	564	20
Zynga, Inc. 'A' (a)	2,994	21
		7,117
CONSUMER DISCRETIONARY 12.8%
Aaron's, Inc.	766	17
Abercrombie & Fitch Co. 'A'	3,710	34
Adient PLC (a)	1,524	14
Adtalem Global Education, Inc. (a)	953	26
Advance Auto Parts, Inc.	243	23
American Axle & Manufacturing Holdings, Inc. (a)	2,806	10
American Eagle Outfitters, Inc.	7,412	59
Aramark	1,833	37
Asbury Automotive Group, Inc. (a)	451	25
AutoNation, Inc. (a)	787	22
AutoZone, Inc. (a)	162	137
Bed Bath & Beyond, Inc. (c)	10,162	43
Best Buy Co., Inc.	3,916	223
Bloomin' Brands, Inc.	1,920	14
Booking Holdings, Inc. (a)	55	74
BorgWarner, Inc.	449	11
Bright Horizons Family Solutions, Inc. (a)	440	45
Brinker International, Inc.	2,291	28
Brunswick Corp.	267	9
Buckle, Inc.	1,025	14
Burlington Stores, Inc. (a)	361	57
Caesars Entertainment Corp. (a)	1,909	13
CarMax, Inc. (a)	358	19
Carter's, Inc.	904	59
Cheesecake Factory, Inc.	1,686	29
Chipotle Mexican Grill, Inc. (a)	210	137
Churchill Downs, Inc.	396	41
Cooper Tire & Rubber Co.	564	9
Core-Mark Holding Co., Inc.	594	17
Cracker Barrel Old Country Store, Inc.	510	42
Dana, Inc.	3,222	25
Darden Restaurants, Inc.	799	44
Deckers Outdoor Corp. (a)	856	115
Designer Brands, Inc.	2,864	14
Dick's Sporting Goods, Inc.	1,025	22
Dillard's, Inc. 'A'	276	10
Dollar General Corp.	4,241	640
Dollar Tree, Inc. (a)	732	54
Domino's Pizza, Inc.	610	198
Dorman Products, Inc. (a)	346	19
DR Horton, Inc.	752	26
Dunkin' Brands Group, Inc.	650	35
eBay, Inc.	750	23
Extended Stay America, Inc.	2,658	19
Foot Locker, Inc.	2,555	56
Ford Motor Co.	52,289	253
G-III Apparel Group Ltd. (a)	1,103	8
Gap, Inc.	6,623	47
GCI Liberty, Inc. 'A' (a)	328	19
General Motors Co.	15,981	332

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Gentex Corp.	3,167	70
Genuine Parts Co.	657	44
Goodyear Tire & Rubber Co.	870	5
Graham Holdings Co. 'B'	66	23
Group 1 Automotive, Inc.	499	22
Guess?, Inc.	1,727	12
H&R Block, Inc.	3,501	49
Hanesbrands, Inc.	3,484	27
Harley-Davidson, Inc.	846	16
Hasbro, Inc.	469	34
Helen of Troy Ltd. (a)	191	28
Hilton Worldwide Holdings, Inc.	1,069	73
Home Depot, Inc.	5,772	1,078
International Game Technology PLC	1,375	8
Jack in the Box, Inc.	974	34
KB Home	648	12
Kohl's Corp.	2,220	32
L Brands, Inc.	2,446	28
La-Z-Boy, Inc.	584	12
Las Vegas Sands Corp.	1,763	75
LCI Industries	151	10
Lear Corp.	511	42
Leggett & Platt, Inc.	2,183	58
Lennar Corp. 'A'	621	24
Lithia Motors, Inc. 'A'	415	34
LKQ Corp. (a)	626	13
Lowe's Cos., Inc.	3,712	319
Macy's, Inc. (c)	10,306	51
Marriott International, Inc. 'A'	599	45
Marriott Vacations Worldwide Corp.	377	21
Mattel, Inc. (a)	2,907	26
McDonald's Corp.	6,559	1,085
MDC Holdings, Inc.	1,093	25
Meritage Homes Corp. (a)	800	29
MGM Resorts International	987	12
Mohawk Industries, Inc. (a)	131	10
Murphy USA, Inc. (a)	941	79
Newell Brands, Inc.	1,953	26
NIKE, Inc. 'B'	3,482	288
Nordstrom, Inc.	2,711	42
NVR, Inc. (a)	39	100
O'Reilly Automotive, Inc. (a)	570	172
Office Depot, Inc.	12,600	21
Penn National Gaming, Inc. (a)	904	11
Penske Automotive Group, Inc.	382	11
Polaris, Inc.	196	9
Pool Corp.	434	85
PulteGroup, Inc.	1,973	44
Qurate Retail, Inc. (a)	3,195	19
Ralph Lauren Corp.	378	25
Ross Stores, Inc.	1,600	139
Sally Beauty Holdings, Inc. (a)	4,504	36
SeaWorld Entertainment, Inc. (a)	1,758	19
Service Corp. International	1,079	42
ServiceMaster Global Holdings, Inc. (a)	570	15
Signet Jewelers Ltd.	1,229	8
Six Flags Entertainment Corp.	1,472	18
Skechers U.S.A., Inc. 'A' (a)	448	11
Sonic Automotive, Inc. 'A'	690	9
Starbucks Corp.	8,993	591
Steven Madden Ltd.	988	23
Target Corp.	12,667	1,178
Taylor Morrison Home Corp. 'A' (a)	1,555	17
Tempur Sealy International, Inc. (a)	520	23
Tesla, Inc. (a)	494	259
Texas Roadhouse, Inc.	429	18
Thor Industries, Inc.	993	42
Tiffany & Co.	264	34
TJX Cos., Inc.	8,915	426
TopBuild Corp. (a)	113	8
Tractor Supply Co.	670	57
Ulta Salon Cosmetics & Fragrance, Inc. (a)	177	31
Urban Outfitters, Inc. (a)	2,420	34
Vail Resorts, Inc.	190	28
VF Corp.	1,230	67
Visteon Corp. (a)	580	28
Wendy's Co.	5,498	82
Whirlpool Corp.	739	63
Williams-Sonoma, Inc.	2,017	86
Wyndham Destinations, Inc.	1,140	25
Wynn Resorts Ltd.	58	3

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Yum! Brands, Inc.	3,013	206
		11,291
CONSUMER STAPLES 16.2%
Altria Group, Inc.	6,560	254
Archer-Daniels-Midland Co.	7,568	266
B&G Foods, Inc.	1,120	20
Boston Beer Co., Inc. 'A' (a)	176	65
Brown-Forman Corp. 'B'	2,297	128
Bunge Ltd.	3,006	123
Cal-Maine Foods, Inc.	810	36
Campbell Soup Co.	2,095	97
Casey's General Stores, Inc.	708	94
Church & Dwight Co., Inc.	1,791	115
Clorox Co.	605	105
Coca-Cola Co.	34,557	1,529
Colgate-Palmolive Co.	5,241	348
Conagra Brands, Inc.	3,642	107
Constellation Brands, Inc. 'A'	382	55
Costco Wholesale Corp.	4,507	1,285
Coty, Inc. 'A'	559	3
Darling Ingredients, Inc. (a)	1,358	26
Edgewell Personal Care Co. (a)	1,092	26
Estee Lauder Cos., Inc. 'A'	1,369	218
Flowers Foods, Inc.	2,437	50
General Mills, Inc.	4,551	240
Herbalife Nutrition Ltd. (a)	909	26
Hershey Co.	1,221	162
Hormel Foods Corp.	1,250	58
Ingredion, Inc.	403	30
J&J Snack Foods Corp.	163	20
JM Smucker Co.	845	94
Kellogg Co.	2,697	162
Keurig Dr Pepper, Inc.	1,252	30
Kimberly-Clark Corp.	2,103	269
Kraft Heinz Co.	1,692	42
Kroger Co.	17,847	538
Lamb Weston Holdings, Inc.	960	55
Lancaster Colony Corp.	264	38
McCormick & Co., Inc.	494	70
Mondelez International, Inc. 'A'	3,105	155
Monster Beverage Corp. (a)	1,346	76
Nu Skin Enterprises, Inc. 'A'	1,565	34
PepsiCo, Inc.	11,767	1,413
Performance Food Group Co. (a)	1,555	38
Philip Morris International, Inc.	13,768	1,005
Pilgrim's Pride Corp. (a)	166	3
Procter & Gamble Co.	18,576	2,043
Rite Aid Corp. (a)	1,333	20
Sanderson Farms, Inc.	1,000	123
Sprouts Farmers Market, Inc. (a)	2,406	45
Sysco Corp.	4,430	202
TreeHouse Foods, Inc. (a)	896	40
Tyson Foods, Inc. 'A'	2,687	155
U.S. Foods Holding Corp. (a)	2,147	38
Universal Corp.	317	14
Vector Group Ltd.	2,004	19
Walgreens Boots Alliance, Inc.	2,404	110
Walmart, Inc.	16,802	1,909
		14,226
ENERGY 2.8%
Apache Corp.	821	3
Archrock, Inc.	2,131	8
Baker Hughes Co.	3,434	36
Chevron Corp.	8,109	588
CNX Resources Corp. (a)	2,965	16
ConocoPhillips	3,447	106
CVR Energy, Inc.	216	4
Dril-Quip, Inc. (a)	525	16
Exxon Mobil Corp.	13,144	499
Helix Energy Solutions Group, Inc. (a)	2,427	4
Helmerich & Payne, Inc.	404	6
Hess Corp.	2,444	81
HollyFrontier Corp.	3,894	95
Kinder Morgan, Inc.	3,948	55
Marathon Oil Corp.	7,039	23
Marathon Petroleum Corp.	6,301	149
Murphy Oil Corp.	2,069	13
Nabors Industries Ltd.	10,527	4
National Oilwell Varco, Inc.	6,400	63
Oceaneering International, Inc. (a)	2,653	8
Patterson-UTI Energy, Inc.	4,614	11
PBF Energy, Inc. 'A'	1,632	12

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Phillips 66	5,567	299
Renewable Energy Group, Inc. (a)	435	9
SM Energy Co.	3,699	4
Transocean Ltd. (a)	5,426	6
Valero Energy Corp.	6,402	290
World Fuel Services Corp.	1,057	27
		2,435
FINANCIALS 8.4%
Affiliated Managers Group, Inc.	230	14
Aflac, Inc.	5,398	185
Alleghany Corp.	115	63
Allstate Corp.	4,031	370
Ally Financial, Inc.	5,444	79
American Financial Group, Inc.	508	36
American International Group, Inc.	13,260	322
Ameriprise Financial, Inc.	270	28
Arthur J Gallagher & Co.	1,029	84
Artisan Partners Asset Management, Inc. 'A'	671	14
Assurant, Inc.	833	87
BlackRock, Inc.	243	107
Blackstone Group, Inc.	1,817	83
Brighthouse Financial, Inc. (a)	1,154	28
Brown & Brown, Inc.	2,330	84
Cannae Holdings, Inc. (a)	806	27
Capital One Financial Corp.	4,914	248
Cincinnati Financial Corp.	1,180	89
CIT Group, Inc.	1,412	24
Citigroup, Inc.	4,612	194
Citizens Financial Group, Inc.	937	18
CME Group, Inc.	1,695	293
CNO Financial Group, Inc.	2,721	34
Cohen & Steers, Inc.	294	13
Discover Financial Services	1,270	45
Equitable Holdings, Inc.	925	13
Erie Indemnity Co. 'A'	213	32
Essent Group Ltd.	326	9
Evercore, Inc. 'A'	326	15
FactSet Research Systems, Inc.	289	75
Federated Investors, Inc. 'B'	1,266	24
Fidelity National Financial, Inc.	1,915	48
Fifth Third Bancorp	1,554	23
First American Financial Corp.	1,582	67
First Horizon National Corp.	1,045	8
First Republic Bank	575	47
FirstCash, Inc.	283	20
Franklin Resources, Inc.	4,314	72
Genworth Financial, Inc. 'A' (a)	11,256	37
Globe Life, Inc.	217	16
Goldman Sachs Group, Inc.	1,314	203
Hanover Insurance Group, Inc.	431	39
Hartford Financial Services Group, Inc.	785	28
Houlihan Lokey, Inc.	292	15
Intercontinental Exchange, Inc.	2,411	195
Invesco Ltd.	3,180	29
Jefferies Financial Group, Inc.	1,153	16
JPMorgan Chase & Co.	6,564	591
Kemper Corp.	487	36
KeyCorp.	2,123	22
Legg Mason, Inc.	1,327	65
Lincoln National Corp.	1,937	51
Loews Corp.	2,631	92
LPL Financial Holdings, Inc.	1,248	68
Markel Corp. (a)	77	71
MarketAxess Holdings, Inc.	228	76
Marsh & McLennan Cos., Inc.	4,352	376
Mercury General Corp.	523	21
MetLife, Inc.	4,435	136
Moody's Corp.	594	126
Morgan Stanley	2,513	85
Morningstar, Inc.	150	17
MSCI, Inc.	708	205
Nasdaq, Inc.	788	75
Navient Corp.	4,733	36
New York Community Bancorp, Inc.	1,744	16
Old Republic International Corp.	2,148	33
Pinnacle Financial Partners, Inc.	257	10
PNC Financial Services Group, Inc.	867	83
PRA Group, Inc. (a)	437	12
ProAssurance Corp.	677	17
Progressive Corp.	2,347	173
Prudential Financial, Inc.	977	51
Radian Group, Inc.	676	9
RLI Corp.	421	37
S&P Global, Inc.	941	231

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Santander Consumer USA Holdings, Inc.	1,689	23
SEI Investments Co.	1,205	56
State Street Corp.	761	40
Stewart Information Services Corp.	319	8
Stifel Financial Corp.	229	9
T Rowe Price Group, Inc.	1,528	149
Travelers Cos., Inc.	4,336	431
Unum Group	995	15
Valley National Bancorp	1,339	10
Voya Financial, Inc.	2,276	92
Waddell & Reed Financial, Inc. 'A'	2,101	24
Western Alliance Bancorp	323	10
White Mountains Insurance Group Ltd.	21	19
WR Berkley Corp.	1,173	61
		7,368
HEALTH CARE 11.9%
AbbVie, Inc.	7,806	595
Allergan PLC	703	124
Amedisys, Inc. (a)	132	24
AmerisourceBergen Corp.	327	29
Amgen, Inc.	744	151
AMN Healthcare Services, Inc. (a)	159	9
Anthem, Inc.	832	189
Baxter International, Inc.	2,264	184
Becton Dickinson and Co.	330	76
Bio-Rad Laboratories, Inc. 'A' (a)	161	56
Biogen, Inc. (a)	807	255
Bristol-Myers Squibb Co.	4,951	276
Brookdale Senior Living, Inc. (a)	2,780	9
Bruker Corp.	865	31
Cardinal Health, Inc.	4,361	209
Catalent, Inc. (a)	981	51
Cerner Corp.	1,396	88
Chemed Corp.	156	67
Cigna Corp. (a)	815	144
Cooper Cos., Inc.	354	98
CVS Health Corp.	22,457	1,332
Danaher Corp.	2,992	414
DaVita, Inc. (a)	1,323	101
Dentsply Sirona, Inc.	1,069	41
Edwards Lifesciences Corp. (a)	778	147
Encompass Health Corp.	934	60
Gilead Sciences, Inc.	10,620	794
Haemonetics Corp. (a)	169	17
HCA Healthcare, Inc.	1,237	111
Henry Schein, Inc. (a)	907	46
Humana, Inc.	1,226	385
Illumina, Inc. (a)	46	12
Intuitive Surgical, Inc. (a)	62	31
IQVIA Holdings, Inc. (a)	136	15
Johnson & Johnson	11,437	1,500
Laboratory Corp. of America Holdings (a)	619	78
Magellan Health, Inc. (a)	330	16
Masimo Corp. (a)	365	65
McKesson Corp.	2,313	313
MEDNAX, Inc. (a)	1,306	15
Merck & Co., Inc.	12,115	932
Mettler-Toledo International, Inc. (a)	99	68
Molina Healthcare, Inc. (a)	120	17
Myriad Genetics, Inc. (a)	1,873	27
Patterson Cos., Inc.	2,131	33
Pfizer, Inc.	7,528	246
Premier, Inc. 'A' (a)	564	18
Quest Diagnostics, Inc.	1,218	98
ResMed, Inc.	1,430	211
Select Medical Holdings Corp. (a)	1,623	24
Syneos Health, Inc. (a)	288	11
Teleflex, Inc.	311	91
Tenet Healthcare Corp. (a)	2,211	32
United Therapeutics Corp. (a)	526	50
Varian Medical Systems, Inc. (a)	129	13
Vertex Pharmaceuticals, Inc. (a)	877	209
Waters Corp. (a)	90	16
West Pharmaceutical Services, Inc.	250	38
Zimmer Biomet Holdings, Inc.	453	46
Zoetis, Inc.	1,475	174
		10,512
INDUSTRIALS 10.4%
3M Co.	2,342	320
AAR Corp.	379	7
ABM Industries, Inc.	587	14
Acuity Brands, Inc.	357	31

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Advanced Disposal Services, Inc. (a)	763	25
AECOM (a)	1,491	45
AGCO Corp.	761	36
Air Lease Corp.	361	8
Allegiant Travel Co.	224	18
Allison Transmission Holdings, Inc.	1,528	50
AMERCO	75	22
American Airlines Group, Inc.	3,157	39
AMETEK, Inc.	501	36
AO Smith Corp.	909	34
Applied Industrial Technologies, Inc.	522	24
Arcosa, Inc.	665	26
Armstrong World Industries, Inc.	582	46
Atlas Air Worldwide Holdings, Inc. (a)	733	19
Avis Budget Group, Inc. (a)	2,659	37
Boeing Co.	1,406	210
Brady Corp. 'A'	271	12
BWX Technologies, Inc.	1,010	49
Carlisle Cos., Inc.	187	23
CH Robinson Worldwide, Inc.	1,699	113
Cintas Corp.	745	129
Colfax Corp. (a)	760	15
Copart, Inc. (a)	2,893	198
CoStar Group, Inc. (a)	122	72
Covanta Holding Corp.	1,607	14
Crane Co.	324	16
CSX Corp.	2,144	123
Cummins, Inc.	771	104
Curtiss-Wright Corp.	408	38
Deere & Co.	672	93
Delta Air Lines, Inc.	761	22
Deluxe Corp.	785	20
Donaldson Co., Inc.	812	31
Dover Corp.	315	26
Eaton Corp. PLC	906	70
EMCOR Group, Inc.	188	12
Emerson Electric Co.	2,576	123
Encore Wire Corp.	219	9
Enerpac Tool Group Corp.	743	12
Equifax, Inc.	409	49
Expeditors International of Washington, Inc.	895	60
Fastenal Co.	3,063	96
Fluor Corp.	2,637	18
Fortive Corp.	278	15
Fortune Brands Home & Security, Inc.	307	13
Franklin Electric Co., Inc.	397	19
FTI Consulting, Inc. (a)	468	56
GATX Corp.	613	38
Generac Holdings, Inc. (a)	822	77
General Dynamics Corp.	958	127
General Electric Co.	39,167	311
Graco, Inc.	870	42
Greenbrier Cos., Inc.	1,006	18
Hawaiian Holdings, Inc.	1,541	16
HD Supply Holdings, Inc. (a)	1,362	39
Healthcare Services Group, Inc.	920	22
HEICO Corp.	344	26
Herman Miller, Inc.	966	21
Hertz Global Holdings, Inc. (a)	3,278	20
Hexcel Corp.	706	26
HNI Corp.	369	9
Howmet Aerospace, Inc.	864	14
Hub Group, Inc. 'A' (a)	555	25
Hubbell, Inc.	346	40
Huntington Ingalls Industries, Inc.	152	28
IDEX Corp.	314	43
Illinois Tool Works, Inc.	1,880	267
Ingersoll Rand, Inc. (a)	913	23
ITT, Inc.	891	40
Jacobs Engineering Group, Inc.	1,466	116
JB Hunt Transport Services, Inc.	259	24
JetBlue Airways Corp. (a)	2,743	25
Kansas City Southern	210	27
KAR Auction Services, Inc.	1,847	22
KBR, Inc.	3,453	71
Knight-Swift Transportation Holdings, Inc.	1,015	33
L3Harris Technologies, Inc.	1,137	205
Landstar System, Inc.	426	41
Lennox International, Inc.	324	59
Lincoln Electric Holdings, Inc.	739	51
Lockheed Martin Corp.	1,931	655
Macquarie Infrastructure Corp.	1,127	28
ManpowerGroup, Inc.	855	45
Masco Corp.	2,740	95
Masonite International Corp. (a)	386	18
Moog, Inc. 'A'	349	18

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

MRC Global, Inc. (a)	2,165	9
MSA Safety, Inc.	184	19
MSC Industrial Direct Co., Inc. 'A'	1,123	62
Mueller Industries, Inc.	393	9
Neilsen Holdings PLC	805	10
Nordson Corp.	463	63
Northrop Grumman Corp.	1,372	415
NOW, Inc. (a)	2,132	11
Old Dominion Freight Line, Inc.	680	89
Owens Corning	582	23
Parker-Hannifin Corp.	281	36
Quanta Services, Inc.	1,257	40
Raytheon Co.	1,998	262
Republic Services, Inc.	1,346	101
Rexnord Corp.	406	9
Robert Half International, Inc.	811	31
Rockwell Automation, Inc.	671	101
Rollins, Inc.	935	34
Rush Enterprises, Inc. 'A'	335	11
Ryder System, Inc.	352	9
Simpson Manufacturing Co., Inc.	150	9
SkyWest, Inc.	735	19
Southwest Airlines Co.	418	15
SPX FLOW, Inc. (a)	448	13
Stanley Black & Decker, Inc.	338	34
Steelcase, Inc. 'A'	1,400	14
Stericycle, Inc. (a)	936	46
Teledyne Technologies, Inc. (a)	301	90
Terex Corp.	1,628	23
Tetra Tech, Inc.	183	13
Timken Co.	1,441	47
Toro Co.	708	46
TransDigm Group, Inc.	394	126
TransUnion	637	42
Trinity Industries, Inc.	2,361	38
Tutor Perini Corp. (a)	1,224	8
Union Pacific Corp.	3,136	442
United Airlines Holdings, Inc. (a)	147	5
United Parcel Service, Inc. 'B'	3,621	338
United Rentals, Inc. (a)	163	17
Universal Forest Products, Inc.	813	30
Verisk Analytics, Inc.	1,391	194
WABCO Holdings, Inc. (a)	578	78
Wabtec Corp.	174	8
Waste Connections, Inc.	538	42
Waste Management, Inc.	2,619	242
Watsco, Inc.	457	72
Werner Enterprises, Inc.	914	33
WESCO International, Inc. (a)	1,760	40
Woodward, Inc.	198	12
WW Grainger, Inc.	271	67
XPO Logistics, Inc. (a)	311	15
Xylem, Inc.	705	46
		9,110
INFORMATION TECHNOLOGY 16.4%
Activision Blizzard, Inc.	1,669	99
Adobe, Inc. (a)	1,057	336
Advanced Micro Devices, Inc. (a)	3,939	179
Akamai Technologies, Inc. (a)	538	49
Alliance Data Systems Corp.	170	6
Amdocs Ltd.	1,214	67
Amkor Technology, Inc. (a)	1,892	15
Anixter International, Inc. (a)	906	80
ANSYS, Inc. (a)	594	138
Apple, Inc.	8,830	2,245
Applied Materials, Inc.	3,542	162
Arrow Electronics, Inc. (a)	1,051	55
Aspen Technology, Inc. (a)	160	15
Automatic Data Processing, Inc.	801	110
Avnet, Inc.	2,554	64
Benchmark Electronics, Inc.	783	16
Black Knight, Inc. (a)	737	43
Booz Allen Hamilton Holding Corp.	2,562	176
Broadridge Financial Solutions, Inc.	553	52
CACI International, Inc. 'A' (a)	412	87
Cadence Design Systems, Inc. (a)	939	62
CDK Global, Inc.	636	21
CDW Corp.	104	10
Cirrus Logic, Inc. (a)	630	41
Citrix Systems, Inc.	129	18
Conduent, Inc. (a)	3,596	9
CoreLogic, Inc.	267	8
Corning, Inc.	14,034	288
Cree, Inc. (a)	1,637	58

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Cypress Semiconductor Corp.	1,262	29
Dolby Laboratories, Inc. 'A'	388	21
Electronic Arts, Inc. (a)	100	10
Entegris, Inc.	453	20
EPAM Systems, Inc. (a)	181	34
F5 Networks, Inc. (a)	74	8
Fair Isaac Corp. (a)	239	74
Fidelity National Information Services, Inc.	1,792	218
Fiserv, Inc. (a)	2,516	239
FleetCor Technologies, Inc. (a)	351	65
Flex Ltd. (a)	3,077	26
FLIR Systems, Inc.	748	24
Gartner, Inc. (a)	140	14
Genpact Ltd.	2,430	71
Global Payments, Inc.	1,008	145
Hewlett Packard Enterprise Co.	16,076	156
HP, Inc.	10,183	177
Insight Enterprises, Inc. (a)	713	30
International Business Machines Corp.	13,866	1,538
Intuit, Inc.	417	96
Jabil, Inc.	1,695	42
Jack Henry & Associates, Inc.	730	113
Juniper Networks, Inc.	3,114	60
KLA Corp.	951	137
Lam Research Corp.	703	169
Leidos Holdings, Inc.	308	28
LogMeIn, Inc.	162	14
Manhattan Associates, Inc. (a)	610	30
ManTech International Corp. 'A'	383	28
Mastercard, Inc. 'A'	3,528	852
Maxim Integrated Products, Inc.	236	11
MAXIMUS, Inc.	418	24
Microchip Technology, Inc.	515	35
Micron Technology, Inc. (a)	2,435	102
Microsoft Corp.	6,652	1,049
MKS Instruments, Inc.	185	15
Motorola Solutions, Inc.	3,017	401
NCR Corp. (a)	1,220	22
NetScout Systems, Inc. (a)	1,172	28
NortonLifeLock, Inc.	1,210	23
Nuance Communications, Inc. (a)	950	16
NVIDIA Corp.	1,425	376
Paychex, Inc.	1,633	103
PC Connection, Inc.	312	13
Pegasystems, Inc.	133	9
Perspecta, Inc.	469	9
Plexus Corp. (a)	364	20
Qorvo, Inc. (a)	253	20
QUALCOMM, Inc.	9,195	622
Sabre Corp.	1,359	8
Sanmina Corp. (a)	987	27
Science Applications International Corp.	338	25
Seagate Technology PLC	7,545	368
Silicon Laboratories, Inc. (a)	145	12
Skyworks Solutions, Inc.	832	74
Sykes Enterprises, Inc. (a)	365	10
Synaptics, Inc. (a)	601	35
SYNNEX Corp.	312	23
Synopsys, Inc. (a)	507	65
Tech Data Corp. (a)	927	121
Teradata Corp. (a)	1,226	25
Teradyne, Inc.	1,019	55
Texas Instruments, Inc.	5,070	507
Tyler Technologies, Inc. (a)	130	39
VeriSign, Inc. (a)	316	57
Visa, Inc. 'A'	5,165	832
Vishay Intertechnology, Inc.	2,505	36
Western Digital Corp.	1,732	72
Western Union Co.	3,316	60
Xilinx, Inc.	744	58
		14,384
MATERIALS 2.5%
Air Products & Chemicals, Inc.	483	96
Alcoa Corp. (a)	2,241	14
Allegheny Technologies, Inc. (a)	901	8
AptarGroup, Inc.	566	56
Avery Dennison Corp.	786	80
Axalta Coating Systems Ltd. (a)	1,634	28
Ball Corp.	1,936	125
Boise Cascade Co.	622	15
Carpenter Technology Corp.	766	15
Celanese Corp.	376	28
Commercial Metals Co.	3,297	52
Compass Minerals International, Inc.	481	19

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Crown Holdings, Inc. (a)	1,478	86
Domtar Corp.	2,320	50
Eagle Materials, Inc.	226	13
Eastman Chemical Co.	282	13
Ecolab, Inc.	781	122
FMC Corp.	435	36
Freeport-McMoRan, Inc.	2,266	15
Graphic Packaging Holding Co.	3,961	48
Greif, Inc. 'A'	356	11
Huntsman Corp.	441	6
Innospec, Inc.	246	17
Kaiser Aluminum Corp.	299	21
Louisiana-Pacific Corp.	729	13
LyondellBasell Industries NV 'A'	6,495	322
Martin Marietta Materials, Inc.	136	26
Mosaic Co.	5,247	57
NewMarket Corp.	105	40
Newmont Corp.	1,767	80
Nucor Corp.	815	29
O-I Glass, Inc.	2,129	15
Olin Corp.	1,048	12
PolyOne Corp.	1,186	23
PPG Industries, Inc.	863	72
Reliance Steel & Aluminum Co.	892	78
Royal Gold, Inc.	222	20
RPM International, Inc.	768	46
Schweitzer-Mauduit International, Inc.	442	12
Scotts Miracle-Gro Co.	824	84
Sealed Air Corp.	793	20
Sensient Technologies Corp.	538	23
Sherwin-Williams Co.	221	102
Silgan Holdings, Inc.	1,152	33
Sonoco Products Co.	965	45
Steel Dynamics, Inc.	493	11
Warrior Met Coal, Inc.	2,064	22
WestRock Co.	1,359	38
Worthington Industries, Inc.	403	11
WR Grace & Co.	367	13
		2,221
REAL ESTATE 0.0%
CBRE Group, Inc. 'A' (a)	705	27
Realogy Holdings Corp.	2,512	7
		34
UTILITIES 2.3%
AES Corp.	9,271	126
Alliant Energy Corp.	538	26
American Electric Power Co., Inc.	1,084	87
American Water Works Co., Inc.	397	47
Avangrid, Inc.	182	8
Avista Corp.	604	26
Black Hills Corp.	212	14
CMS Energy Corp.	621	37
Dominion Energy, Inc.	834	60
Edison International	796	44
Entergy Corp.	1,521	143
Essential Utilities, Inc.	755	31
Evergy, Inc.	499	27
Eversource Energy	723	57
Exelon Corp.	4,944	182
FirstEnergy Corp.	1,185	47
Hawaiian Electric Industries, Inc.	890	38
MDU Resources Group, Inc.	1,248	27
NextEra Energy, Inc.	1,070	257
Portland General Electric Co.	303	15
PPL Corp.	2,196	54
Sempra Energy	618	70
Southern Co.	7,760	420
Vistra Energy Corp.	4,455	71
WEC Energy Group, Inc.	691	61

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Xcel Energy, Inc.	1,149	69
		2,044
Total United States		80,741
Total Common Stocks (Cost $98,013)		82,134
REAL ESTATE INVESTMENT TRUSTS 5.6%
UNITED STATES 5.6%
FINANCIALS 0.3%
AGNC Investment Corp.	3,023	32
Annaly Capital Management, Inc.	8,508	43
Apollo Commercial Real Estate Finance, Inc.	1,193	9
Blackstone Mortgage Trust, Inc. 'A'	1,389	26
Chimera Investment Corp.	2,433	22
Invesco Mortgage Capital, Inc.	4,718	16
Ladder Capital Corp.	1,184	6
MFA Financial, Inc.	5,591	9
New Residential Investment Corp.	866	4
New York Mortgage Trust, Inc.	3,819	6
PennyMac Mortgage Investment Trust	1,746	18
Redwood Trust, Inc.	1,885	9
Starwood Property Trust, Inc.	2,884	30
Two Harbors Investment Corp.	4,395	17
		247
REAL ESTATE 5.3%
Acadia Realty Trust	708	9
Alexandria Real Estate Equities, Inc.	939	129
American Campus Communities, Inc.	1,218	34
American Homes 4 Rent 'A'	2,273	53
American Tower Corp.	1,564	341
Apartment Investment & Management Co.	944	33
Apple Hospitality REIT, Inc.	3,969	36
AvalonBay Communities, Inc.	304	45
Boston Properties, Inc.	457	42
Brandywine Realty Trust	2,243	24
Brixmor Property Group, Inc.	4,671	44
Camden Property Trust	925	73
Colony Capital, Inc.	5,096	9
Columbia Property Trust, Inc.	1,476	19
CoreCivic, Inc.	2,055	23
Corporate Office Properties Trust	1,044	23
Cousins Properties, Inc.	597	18
Crown Castle International Corp.	1,835	265
CubeSmart	1,019	27
CyrusOne, Inc.	816	50
Digital Realty Trust, Inc.	477	66
Diversified Healthcare Trust	3,356	12
Douglas Emmett, Inc.	921	28
Duke Realty Corp.	3,442	112
EastGroup Properties, Inc.	268	28
EPR Properties	511	12
Equinix, Inc.	328	205
Equity Commonwealth	1,095	35
Equity LifeStyle Properties, Inc.	1,206	69
Equity Residential	2,076	128
Essex Property Trust, Inc.	138	30
Extra Space Storage, Inc.	944	90
Federal Realty Investment Trust	380	28
First Industrial Realty Trust, Inc.	1,062	35
Gaming and Leisure Properties, Inc.	1,813	50
Healthcare Realty Trust, Inc.	912	26
Healthcare Trust of America, Inc. 'A'	2,198	53
Healthpeak Properties, Inc.	1,906	46
Highwoods Properties, Inc.	968	34
Hudson Pacific Properties, Inc.	1,155	29
Invitation Homes, Inc.	3,797	81
Iron Mountain, Inc.	1,309	31
JBG SMITH Properties	354	11
Kilroy Realty Corp.	1,006	64
Kimco Realty Corp.	3,494	34
Kite Realty Group Trust	1,326	13
Lamar Advertising Co. 'A'	756	39
Lexington Realty Trust	3,928	39
Life Storage, Inc.	473	45
Macerich Co.	1,496	9
Mack-Cali Realty Corp.	1,314	20
Medical Properties Trust, Inc.	4,608	80
Mid-America Apartment Communities, Inc.	622	64
National Health Investors, Inc.	228	11
National Retail Properties, Inc.	726	23

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

Office Properties Income Trust	540	15
Omega Healthcare Investors, Inc.	1,630	43
Outfront Media, Inc.	2,268	31
Paramount Group, Inc.	2,784	25
Physicians Realty Trust	1,303	18
Piedmont Office Realty Trust, Inc. 'A'	2,273	40
Prologis, Inc.	3,139	252
PS Business Parks, Inc.	201	27
Public Storage	616	122
Rayonier, Inc.	1,387	33
Realty Income Corp.	594	30
Regency Centers Corp.	1,066	41
Retail Opportunity Investments Corp.	995	8
Retail Properties of America, Inc. 'A'	3,925	20
RLJ Lodging Trust	1,055	8
Ryman Hospitality Properties, Inc.	308	11
Sabra Health Care REIT, Inc.	1,869	21
SBA Communications Corp.	503	136
Service Properties Trust	2,069	11
Simon Property Group, Inc.	1,399	77
SITE Centers Corp.	2,762	14
SL Green Realty Corp.	392	17
Spirit Realty Capital, Inc.	1,495	39
STAG Industrial, Inc.	451	10
STORE Capital Corp.	1,769	32
Sun Communities, Inc.	691	86
Tanger Factory Outlet Centers, Inc.	1,167	6
Taubman Centers, Inc.	563	24
UDR, Inc.	2,416	88
Ventas, Inc.	1,408	38
VEREIT, Inc.	7,384	36
VICI Properties, Inc.	2,551	43
Vornado Realty Trust	536	19
Washington Real Estate Investment Trust	756	18
Weingarten Realty Investors	1,199	17
Welltower, Inc.	1,441	66
Weyerhaeuser Co.	4,289	73
WP Carey, Inc.	1,485	86
Xenia Hotels & Resorts, Inc.	1,176	12
		4,670
Total Real Estate Investment Trusts (Cost $6,520)		4,917
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.0%
REPURCHASE AGREEMENTS (e) 0.7%		650
Total Short-Term Instruments (Cost $650)		650
Total Investments in Securities (Cost $105,183)		87,702
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
PIMCO Government Money Market Fund 0.080% (b)(c)(d)	138,494	138
Total Short-Term Instruments (Cost $138)		138
Total Investments in Affiliates (Cost $138)		138
Total Investments 99.9% (Cost $105,321)		$87,840
Other Assets and Liabilities, net 0.1%		128
Net Assets 100.0%		$87,968

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $134 were out on loan in exchange for $138 of cash collateral as of March 31, 2020.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$650	U.S. Treasury Notes 1.750% due 05/31/2022		$(665)	$650	$650
Total Repurchase Agreements							$(665)	$650	$650
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Ireland
	Health Care				$40	$0	$0	$40
	Industrials				43	0	0	43
	Information Technology				228	0	0	228
Jersey, Channel Islands
	Materials				11	0	0	11
Luxembourg
	Materials				3	0	0	3
Switzerland
	Financials				326	0	0	326
United Kingdom
	Consumer Staples				59	0	0	59
	Financials				364	0	0	364
	Industrials				116	0	0	116
	Materials				203	0	0	203
United States
	Communication Services				7,117	0	0	7,117
	Consumer Discretionary				11,291	0	0	11,291
	Consumer Staples				14,226	0	0	14,226
	Energy				2,435	0	0	2,435
	Financials				7,368	0	0	7,368
	Health Care				10,512	0	0	10,512
	Industrials				9,110	0	0	9,110
	Information Technology				14,384	0	0	14,384
	Materials				2,221	0	0	2,221
	Real Estate				34	0	0	34
	Utilities				2,044	0	0	2,044
Real Estate Investment Trusts
United States
	Financials				247	0	0	247
	Real Estate				4,670	0	0	4,670
Short-Term Instruments
Repurchase Agreements					0	650	0	650
					$87,052	$650	$0	$87,702
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					138	0	0	138
Total Investments					$87,190	$650	$0	$87,840

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
COMMON STOCKS 97.6%
IRELAND 0.9%
INDUSTRIALS 0.2%
Trane Technologies PLC	313	$26
INFORMATION TECHNOLOGY 0.7%
Accenture PLC 'A'	497	81
Total Ireland		107
JERSEY, CHANNEL ISLANDS 0.0%
MATERIALS 0.0%
Amcor PLC	460	4
Total Jersey, Channel Islands		4
UNITED KINGDOM 0.8%
COMMUNICATION SERVICES 0.2%
Liberty Global PLC (a)	1,331	21
CONSUMER STAPLES 0.1%
Coca-Cola European Partners PLC	324	12
FINANCIALS 0.2%
Aon PLC	173	28
INDUSTRIALS 0.1%
IHS Markit Ltd.	158	10
Pentair PLC	215	6
		16
MATERIALS 0.2%
Linde PLC	168	29
Total United Kingdom		106
UNITED STATES 95.9%
COMMUNICATION SERVICES 9.6%
AT&T, Inc.	11,788	344
CenturyLink, Inc.	1,304	12
Comcast Corp. 'A'	4,291	148
News Corp. 'A'	273	2
Omnicom Group, Inc.	339	19
Sprint Corp. (a)	1,292	11
Verizon Communications, Inc.	7,212	388
ViacomCBS, Inc. 'B'	1,957	27
Walt Disney Co.	2,587	250
		1,201
CONSUMER DISCRETIONARY 10.6%
Advance Auto Parts, Inc.	62	6
Aramark	165	3
Bed Bath & Beyond, Inc. (b)	2,024	8
Best Buy Co., Inc.	797	45
BorgWarner, Inc.	109	3
Carnival Corp.	1,109	15
Darden Restaurants, Inc.	114	6
Dollar General Corp.	276	42
Dollar Tree, Inc. (a)	133	10
eBay, Inc.	1,274	38
Foot Locker, Inc.	375	8

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Ford Motor Co.	14,666	71
Gap, Inc.	2,104	15
General Motors Co.	4,946	103
Goodyear Tire & Rubber Co.	592	3
Harley-Davidson, Inc.	198	4
Hasbro, Inc.	165	12
Hilton Worldwide Holdings, Inc.	35	2
Home Depot, Inc.	949	177
Kohl's Corp.	815	12
L Brands, Inc.	933	11
Lowe's Cos., Inc.	1,177	101
Macy's, Inc.	2,643	13
Marriott International, Inc. 'A'	146	11
McDonald's Corp.	822	136
Newell Brands, Inc.	1,065	14
NIKE, Inc. 'B'	1,119	92
Nordstrom, Inc.	585	9
O'Reilly Automotive, Inc. (a)	26	8
Ralph Lauren Corp.	119	8
Ross Stores, Inc.	205	18
Royal Caribbean Cruises Ltd.	184	6
Signet Jewelers Ltd.	728	5
Starbucks Corp.	685	45
Tapestry, Inc.	609	8
Target Corp.	1,347	125
Tiffany & Co.	145	19
TJX Cos., Inc.	1,433	68
VF Corp.	419	23
Yum! Brands, Inc.	365	25
		1,328
CONSUMER STAPLES 10.0%
Brown-Forman Corp. 'B'	185	10
Bunge Ltd.	621	25
Campbell Soup Co.	234	11
Clorox Co.	98	17
Coca-Cola Co.	3,605	160
Colgate-Palmolive Co.	931	62
Conagra Brands, Inc.	558	16
Estee Lauder Cos., Inc. 'A'	98	16
General Mills, Inc.	246	13
Hershey Co.	103	14
Ingredion, Inc.	125	9
JM Smucker Co.	79	9
Kellogg Co.	372	22
Kimberly-Clark Corp.	358	46
Kraft Heinz Co.	804	20
Kroger Co.	3,374	102
Mondelez International, Inc. 'A'	1,987	99
PepsiCo, Inc.	1,614	194
Procter & Gamble Co.	3,104	341
Sysco Corp.	435	20
Walgreens Boots Alliance, Inc.	1,227	56
		1,262
FINANCIALS 19.8%
Aflac, Inc.	473	16
Allstate Corp.	711	65
Ally Financial, Inc.	964	14
American Express Co.	991	85
American International Group, Inc.	4,003	97
Ameriprise Financial, Inc.	350	36
Bank of America Corp.	5,733	122
Bank of New York Mellon Corp.	2,038	69
Capital One Financial Corp.	1,199	60
Charles Schwab Corp.	137	5
CIT Group, Inc.	255	4
Citigroup, Inc.	6,853	289
Citizens Financial Group, Inc.	650	12
CME Group, Inc.	103	18
Comerica, Inc.	293	9
Fifth Third Bancorp	1,704	25
Franklin Resources, Inc.	1,011	17
Goldman Sachs Group, Inc.	1,043	161
Hartford Financial Services Group, Inc.	631	22
Huntington Bancshares, Inc.	985	8
Intercontinental Exchange, Inc.	178	14
Invesco Ltd.	216	2
JPMorgan Chase & Co.	5,276	475
KeyCorp.	1,518	16
Legg Mason, Inc.	234	11
Lincoln National Corp.	526	14
M&T Bank Corp.	111	11
Marsh & McLennan Cos., Inc.	333	29

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

MetLife, Inc.	1,590	49
Moody's Corp.	20	4
Morgan Stanley	2,185	74
Northern Trust Corp.	228	17
PNC Financial Services Group, Inc.	871	83
Principal Financial Group, Inc.	499	16
Prudential Financial, Inc.	1,124	59
Regions Financial Corp.	1,756	16
S&P Global, Inc.	125	31
Synchrony Financial	937	15
Travelers Cos., Inc.	539	54
U.S. Bancorp	898	31
Unum Group	676	10
Voya Financial, Inc.	473	19
Wells Fargo & Co.	10,464	300
		2,484
HEALTH CARE 18.2%
Abbott Laboratories	321	25
AbbVie, Inc.	1,899	145
Agilent Technologies, Inc.	244	18
Amgen, Inc.	817	166
Anthem, Inc.	379	86
Baxter International, Inc.	127	10
Biogen, Inc. (a)	168	53
Boston Scientific Corp. (a)	101	3
Bristol-Myers Squibb Co.	1,682	94
Cardinal Health, Inc.	965	46
Cigna Corp.	263	47
CVS Health Corp.	3,655	217
Danaher Corp.	283	39
DaVita, Inc. (a)	228	17
Dentsply Sirona, Inc.	53	2
Gilead Sciences, Inc.	1,378	103
HCA Healthcare, Inc.	183	17
Humana, Inc.	46	15
Johnson & Johnson	3,347	439
Laboratory Corp. of America Holdings (a)	19	2
McKesson Corp.	572	77
Merck & Co., Inc.	3,622	279
Mylan NV (a)	1,701	25
Pfizer, Inc.	10,365	338
Regeneron Pharmaceuticals, Inc. (a)	7	3
Thermo Fisher Scientific, Inc.	35	10
Zoetis, Inc.	67	8
		2,284
INDUSTRIALS 6.1%
3M Co.	1,090	149
Alaska Air Group, Inc.	199	6
American Airlines Group, Inc.	1,826	22
Caterpillar, Inc.	644	75
CH Robinson Worldwide, Inc.	48	3
Cummins, Inc.	199	27
Delta Air Lines, Inc.	312	9
Dover Corp.	63	5
Eaton Corp. PLC	646	50
Emerson Electric Co.	1,056	50
Expeditors International of Washington, Inc.	51	3
Fastenal Co.	366	11
FedEx Corp.	523	63
Hertz Global Holdings, Inc. (a)	450	3
Illinois Tool Works, Inc.	271	38
Ingersoll Rand, Inc. (a)	276	7
JetBlue Airways Corp. (a)	335	3
Johnson Controls International PLC	1,552	42
ManpowerGroup, Inc.	237	13
Neilsen Holdings PLC	1,190	15
Owens Corning	229	9
Republic Services, Inc.	160	12
Rockwell Automation, Inc.	123	19
Southwest Airlines Co.	70	2
Stanley Black & Decker, Inc.	36	4
United Airlines Holdings, Inc. (a)	114	4
United Parcel Service, Inc. 'B'	587	55
United Rentals, Inc. (a)	82	8
Waste Connections, Inc.	50	4
Waste Management, Inc.	424	39

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

WW Grainger, Inc.	76	19
		769
INFORMATION TECHNOLOGY 17.3%
Adobe, Inc. (a)	74	24
Alliance Data Systems Corp.	126	4
Amdocs Ltd.	95	5
Analog Devices, Inc.	47	4
Arrow Electronics, Inc. (a)	66	3
Automatic Data Processing, Inc.	241	33
Avnet, Inc.	607	15
Cisco Systems, Inc.	7,536	296
Citrix Systems, Inc.	91	13
Cognizant Technology Solutions Corp. 'A'	741	34
Corning, Inc.	1,858	38
Electronic Arts, Inc. (a)	147	15
Flex Ltd. (a)	1,434	12
HP, Inc.	2,865	50
Intel Corp.	7,931	429
International Business Machines Corp.	2,137	237
Intuit, Inc.	89	21
Juniper Networks, Inc.	998	19
Lam Research Corp.	103	25
Maxim Integrated Products, Inc.	218	11
Micron Technology, Inc. (a)	261	11
Microsoft Corp.	975	154
Motorola Solutions, Inc.	134	18
NetApp, Inc.	506	21
NortonLifeLock, Inc.	1,089	20
NVIDIA Corp.	182	48
Oracle Corp.	3,775	182
QUALCOMM, Inc.	1,844	125
salesforce.com, Inc. (a)	60	9
Seagate Technology PLC	585	29
Texas Instruments, Inc.	1,069	107
Visa, Inc. 'A'	762	123
Western Digital Corp.	610	25
Western Union Co.	605	11
Xerox Holdings Corp.	262	5
		2,176
MATERIALS 2.7%
Air Products & Chemicals, Inc.	180	36
Ball Corp.	173	11
Celanese Corp.	169	12
CF Industries Holdings, Inc.	358	10
DuPont de Nemours, Inc.	597	20
Eastman Chemical Co.	179	8
Ecolab, Inc.	173	27
Freeport-McMoRan, Inc.	2,704	18
International Paper Co.	1,156	36
LyondellBasell Industries NV 'A'	1,121	56
Mosaic Co.	1,372	15
Newmont Corp.	751	34
PPG Industries, Inc.	333	28
Sealed Air Corp.	194	5
Sherwin-Williams Co.	11	5
United States Steel Corp.	334	2
Vulcan Materials Co.	21	2
WestRock Co.	687	20
		345
REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (a)	230	9
Jones Lang LaSalle, Inc.	19	2
		11
UTILITIES 1.5%
American Water Works Co., Inc.	156	19
Consolidated Edison, Inc.	623	48
Edison International	581	32
Eversource Energy	101	8

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

Exelon Corp.	2,340	86
		193
Total United States		12,053
Total Common Stocks (Cost $16,610)		12,270
REAL ESTATE INVESTMENT TRUSTS 0.9%
UNITED STATES 0.9%
REAL ESTATE 0.9%
Equinix, Inc.	6	4
Equity Residential	217	13
Healthpeak Properties, Inc.	335	8
Host Hotels & Resorts, Inc.	1,351	15
Iron Mountain, Inc.	108	3
Park Hotels & Resorts, Inc.	144	1
Prologis, Inc.	288	23
Ventas, Inc.	152	4
Welltower, Inc.	309	14
Weyerhaeuser Co.	1,597	27
		112
Total Real Estate Investment Trusts (Cost $164)		112
Total Investments in Securities (Cost $16,774)		12,382
Total Investments 98.5% (Cost $16,774)		$12,382
Other Assets and Liabilities, net 1.5%		190
Net Assets 100.0%		$12,572

Schedule of Investments PIMCO RAFI ESG U.S. Exchange-Traded Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)

Securities with an aggregate market value of $11 were out on loan in exchange for $11 of cash collateral as of March 31, 2020. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Common Stocks
Ireland
	Industrials	$26	$0	$0	$26
	Information Technology	81	0	0	81
Jersey, Channel Islands
	Materials	4	0	0	4
United Kingdom
	Communication Services	21	0	0	21
	Consumer Staples	12	0	0	12
	Financials	28	0	0	28
	Industrials	16	0	0	16
	Materials	29	0	0	29
United States
	Communication Services	1,201	0	0	1,201
	Consumer Discretionary	1,328	0	0	1,328
	Consumer Staples	1,262	0	0	1,262
	Financials	2,484	0	0	2,484
	Health Care	2,284	0	0	2,284
	Industrials	769	0	0	769
	Information Technology	2,176	0	0	2,176
	Materials	345	0	0	345
	Real Estate	11	0	0	11
	Utilities	193	0	0	193
Real Estate Investment Trusts
United States
	Real Estate	112	0	0	112
Total Investments		$12,382	$0	$0	$12,382

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 50.9% ¤
MUTUAL FUNDS 49.4%
Vanguard Developed Markets Index Fund 'Institutional'	1,127,700	$12,078
Vanguard Emerging Markets Stock Index Fund 'Institutional'	374,144	7,917
Vanguard Institutional Index Fund 'Institutional'	102,162	23,552
Vanguard Small-Cap Index Fund 'Admiral'	36,049	1,993
Total Mutual Funds (Cost $53,066)		45,540
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
U.S. TREASURY BILLS 1.5%
0.380% due 04/14/2020 - 06/11/2020 (a)(b)(f)	$1,367	1,367
Total Short-Term Instruments (Cost $1,366)		1,367
Total Investments in Securities (Cost $54,432)		46,907
	SHARES
INVESTMENTS IN AFFILIATES 47.9%
MUTUAL FUNDS (c) 46.6%
PIMCO Emerging Markets Local Currency and Bond Fund	642,928	3,658
PIMCO High Yield Fund	277,385	2,202
PIMCO Income Fund	1,187,263	13,012
PIMCO International Bond Fund (U.S. Dollar-Hedged)	120,486	1,259
PIMCO Long-Term Real Return Fund	565,557	5,316
PIMCO Long-Term U.S. Government Fund	295,532	2,326
PIMCO Real Return Fund	392,087	4,427
PIMCO Total Return Fund	1,022,066	10,722
Total Mutual Funds (Cost $44,053)		42,922
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	121,260	1,191
Total Short-Term Instruments (Cost $1,190)		1,191
Total Investments in Affiliates (Cost $45,243)		44,113
Total Investments 98.8% (Cost $99,675)		$91,020
Financial Derivative Instruments (d)(e) 0.4%(Cost or Premiums, net $467)		380
Other Assets and Liabilities, net 0.8%		771
Net Assets 100.0%		$92,171

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,675.000	06/19/2020	9	$1	$100	$18
Put - CBOE S&P 500	2,150.000	06/19/2020	10	1	37	76
Put - CBOE S&P 500	1,450.000	09/18/2020	10	1	57	23
Put - CBOE S&P 500	1,725.000	09/18/2020	9	1	103	42
Put - CBOE S&P 500	1,500.000	12/18/2020	9	1	59	33
Put - CBOE S&P 500	1,800.000	12/18/2020	10	1	93	74
Put - CBOE S&P 500	1,400.000	03/19/2021	7	1	52	25
Put - CBOE S&P 500	1,650.000	03/19/2021	8	1	110	52
Total Purchased Options	$611	$343
WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,200.000	06/19/2020	9	$1	$(29)	$(5)
Put - CBOE S&P 500	1,300.000	09/18/2020	9	1	(40)	(14)
Put - CBOE S&P 500	1,350.000	12/18/2020	10	1	(31)	(25)
Put - CBOE S&P 500	1,200.000	03/19/2021	8	1	(44)	(18)
Total Written Options	$(144)	$(62)
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	200	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$1,539	$0	$103	$103	$0
UAG	Receive	DWRTFT Index	255	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	2,094	0	(4)	0	(4)
Total Swap Agreements	$0	$99	$103	$(4)
(f)

Securities with an aggregate market value of $721 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2020 (Unaudited)

Investments in Securities, at Value
Mutual Funds	$45,540	$0	$0	$45,540
Short-Term Instruments
U.S. Treasury Bills	0	1,367	0	1,367
	$45,540	$1,367	$0	$46,907
Investments in Affiliates, at Value
Mutual Funds	42,922	0	0	42,922
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,191	0	0	1,191
	$44,113	$0	$0	$44,113
Total Investments	$89,653	$1,367	$0	$91,020
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	343	0	343
Over the counter	0	103	0	103
	$0	$446	$0	$446
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(62)	0	(62)
Over the counter	0	(4)	0	(4)
	$0	$(66)	$0	$(66)
Total Financial Derivative Instruments	$0	$380	$0	$380
Totals	$89,653	$1,747	$0	$91,400

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 59.8% ¤
MUTUAL FUNDS 57.9%
Vanguard Developed Markets Index Fund 'Institutional'	1,604,938	$17,189
Vanguard Emerging Markets Stock Index Fund 'Institutional'	510,169	10,795
Vanguard Institutional Index Fund 'Institutional'	154,759	35,677
Vanguard Small-Cap Index Fund 'Admiral'	56,214	3,109
Total Mutual Funds (Cost $78,033)		66,770
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.9%
U.S. TREASURY BILLS 1.9%
0.345% due 04/14/2020 - 06/11/2020 (a)(b)(f)	$2,151	2,151
Total Short-Term Instruments (Cost $2,150)		2,151
Total Investments in Securities (Cost $80,183)		68,921
	SHARES
INVESTMENTS IN AFFILIATES 40.0%
MUTUAL FUNDS (c) 37.7%
PIMCO Emerging Markets Local Currency and Bond Fund	718,684	4,089
PIMCO High Yield Fund	349,386	2,774
PIMCO Income Fund	1,296,662	14,211
PIMCO International Bond Fund (U.S. Dollar-Hedged)	127,603	1,334
PIMCO Long-Term Real Return Fund	378,364	3,557
PIMCO Long-Term U.S. Government Fund	197,726	1,556
PIMCO Real Return Fund	415,220	4,688
PIMCO Total Return Fund	1,082,399	11,354
Total Mutual Funds (Cost $45,237)		43,563
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	269,544	2,647
Total Short-Term Instruments (Cost $2,661)		2,647
Total Investments in Affiliates (Cost $47,898)		46,210
Total Investments 99.8% (Cost $128,081)		$115,131
Financial Derivative Instruments (d)(e) 0.3%(Cost or Premiums, net $310)		314
Other Assets and Liabilities, net (0.1)%		(180)
Net Assets 100.0%		$115,265

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,500.000	12/18/2020	12	$1	$79	$44
Put - CBOE S&P 500	1,800.000	12/18/2020	13	1	121	96
Put - CBOE S&P 500	1,400.000	03/19/2021	9	1	68	33
Put - CBOE S&P 500	1,650.000	03/19/2021	10	1	137	64
Total Purchased Options	$405	$237
WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,350.000	12/18/2020	13	$1	$(40)	$(33)
Put - CBOE S&P 500	1,200.000	03/19/2021	10	1	(55)	(22)
Total Written Options	$(95)	$(55)
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	274	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$2,112	$0	$137	$137	$0
UAG	Receive	DWRTFT Index	333	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	2,735	0	(5)	0	(5)
Total Swap Agreements	$0	$132	$137	$(5)
(f)

Securities with an aggregate market value of $951 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Mutual Funds	$66,770	$0	$0	$66,770
Short-Term Instruments
U.S. Treasury Bills	0	2,151	0	2,151
$66,770	$2,151	$0	$68,921

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2020 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	43,563	0	0	43,563
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,647	0	0	2,647
	$46,210	$0	$0	$46,210
Total Investments	$112,980	$2,151	$0	$115,131
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	237	0	237
Over the counter	0	137	0	137
	$0	$374	$0	$374
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(55)	0	(55)
Over the counter	0	(5)	0	(5)
	$0	$(60)	$0	$(60)
Total Financial Derivative Instruments	$0	$314	$0	$314
Totals	$112,980	$2,465	$0	$115,445

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 68.2% ¤
MUTUAL FUNDS 66.0%
Vanguard Developed Markets Index Fund 'Institutional'	1,453,574	$15,568
Vanguard Emerging Markets Stock Index Fund 'Institutional'	403,638	8,541
Vanguard Institutional Index Fund 'Institutional'	133,225	30,712
Vanguard Small-Cap Index Fund 'Admiral'	50,536	2,795
Total Mutual Funds (Cost $66,849)		57,616
SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (d) 0.5%		420
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.7%
0.362% due 04/14/2020 - 06/11/2020 (a)(b)(f)	$1,477	1,477
Total Short-Term Instruments (Cost $1,896)		1,897
Total Investments in Securities (Cost $68,745)		59,513
	SHARES
INVESTMENTS IN AFFILIATES 30.2%
MUTUAL FUNDS (c) 29.6%
PIMCO Emerging Markets Local Currency and Bond Fund	478,512	2,723
PIMCO High Yield Fund	272,334	2,162
PIMCO Income Fund	836,882	9,172
PIMCO International Bond Fund (U.S. Dollar-Hedged)	78,835	824
PIMCO Long-Term Real Return Fund	77,994	733
PIMCO Long-Term U.S. Government Fund	40,767	321
PIMCO Real Return Fund	256,488	2,896
PIMCO Total Return Fund	668,791	7,015
Total Mutual Funds (Cost $27,296)		25,846
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	54,654	537
Total Short-Term Instruments (Cost $540)		537
Total Investments in Affiliates (Cost $27,836)		26,383
Total Investments 98.4% (Cost $96,581)		$85,896
Financial Derivative Instruments (e) 0.1%(Cost or Premiums, net $0)		91
Other Assets and Liabilities, net 1.5%		1,267
Net Assets 100.0%		$87,254

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$420	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020			$(429)		$420	$420
Total Repurchase Agreements								$(429)		$420	$420
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	190	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$1,465	$0	$95	$95	$0
UAG	Receive	DWRTFT Index	277	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	2,275	0	(4)	0	(4)
Total Swap Agreements								$0	$91	$95	$(4)
(f)

Securities with an aggregate market value of $841 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Mutual Funds						$57,616	$0	$0		$57,616
Short-Term Instruments
Repurchase Agreements						0	420	0		420
U.S. Treasury Bills						0	1,477	0		1,477
						$57,616	$1,897	$0		$59,513
Investments in Affiliates, at Value
Mutual Funds						25,846	0	0		25,846
Short-Term Instruments
Central Funds Used for Cash Management Purposes						537	0	0		537
						$26,383	$0	$0		$26,383
Total Investments						$83,999	$1,897	$0		$85,896
Financial Derivative Instruments - Assets
Over the counter						$0	$95	$0		$95
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(4)	$0		$(4)
Total Financial Derivative Instruments						$0	$91	$0		$91

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2020 (Unaudited)

Totals	$83,999	$1,988	$0	$85,987

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 75.5% ¤
MUTUAL FUNDS 73.4%
Vanguard Developed Markets Index Fund 'Institutional'	1,832,773	$19,629
Vanguard Emerging Markets Stock Index Fund 'Institutional'	462,583	9,788
Vanguard Institutional Index Fund 'Institutional'	164,335	37,884
Vanguard Small-Cap Index Fund 'Admiral'	65,573	3,627
Total Mutual Funds (Cost $81,936)		70,928
SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (d) 0.4%		429
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.7%
0.355% due 04/14/2020 - 06/11/2020 (a)(b)(f)	$1,627	1,627
Total Short-Term Instruments (Cost $2,055)		2,056
Total Investments in Securities (Cost $83,991)		72,984
	SHARES
INVESTMENTS IN AFFILIATES 24.2%
MUTUAL FUNDS (c) 22.2%
PIMCO Emerging Markets Local Currency and Bond Fund	441,374	2,511
PIMCO High Yield Fund	297,295	2,361
PIMCO Income Fund	731,323	8,015
PIMCO International Bond Fund (U.S. Dollar-Hedged)	63,321	662
PIMCO Real Return Fund	205,991	2,326
PIMCO Total Return Fund	537,155	5,635
Total Mutual Funds (Cost $22,959)		21,510
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	200,225	1,966
Total Short-Term Instruments (Cost $1,976)		1,966
Total Investments in Affiliates (Cost $24,935)		23,476
Total Investments 99.7% (Cost $108,926)		$96,460
Financial Derivative Instruments (e) 0.1%(Cost or Premiums, net $0)		94
Other Assets and Liabilities, net 0.2%		159
Net Assets 100.0%		$96,713

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$429	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020			$(441)		$429	$429
Total Repurchase Agreements								$(441)		$429	$429
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	198	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$1,527	$0	$99	$99	$0
UAG	Receive	DWRTFT Index	322	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	2,644	0	(5)	0	(5)
Total Swap Agreements								$0	$94	$99	$(5)
(f)

Securities with an aggregate market value of $840 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Mutual Funds						$70,928	$0	$0		$70,928
Short-Term Instruments
Repurchase Agreements						0	429	0		429
U.S. Treasury Bills						0	1,627	0		1,627
						$70,928	$2,056	$0		$72,984
Investments in Affiliates, at Value
Mutual Funds						21,510	0	0		21,510
Short-Term Instruments
Central Funds Used for Cash Management Purposes						1,966	0	0		1,966
						$23,476	$0	$0		$23,476
Total Investments						$94,404	$2,056	$0		$96,460
Financial Derivative Instruments - Assets
Over the counter						$0	$99	$0		$99
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(5)	$0		$(5)
Total Financial Derivative Instruments						$0	$94	$0		$94

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2020 (Unaudited)

Totals	$94,404	$2,150	$0	$96,554

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.4% ¤
MUTUAL FUNDS 79.0%
Vanguard Developed Markets Index Fund 'Institutional'	1,886,287	$20,202
Vanguard Emerging Markets Stock Index Fund 'Institutional'	457,345	9,678
Vanguard Institutional Index Fund 'Institutional'	168,947	38,947
Vanguard Small-Cap Index Fund 'Admiral'	69,401	3,839
Total Mutual Funds (Cost $83,695)		72,666
SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (d) 0.6%		591
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.8%
0.355% due 04/14/2020 - 06/11/2020 (a)(b)(f)	$1,607	1,607
Total Short-Term Instruments (Cost $2,197)		2,198
Total Investments in Securities (Cost $85,892)		74,864
	SHARES
INVESTMENTS IN AFFILIATES 18.9%
MUTUAL FUNDS (c) 16.6%
PIMCO Emerging Markets Local Currency and Bond Fund	341,061	1,941
PIMCO High Yield Fund	283,198	2,249
PIMCO Income Fund	521,706	5,718
PIMCO International Bond Fund (U.S. Dollar-Hedged)	42,340	442
PIMCO Real Return Fund	126,503	1,428
PIMCO Total Return Fund	329,872	3,460
Total Mutual Funds (Cost $16,424)		15,238
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	214,441	2,106
Total Short-Term Instruments (Cost $2,118)		2,106
Total Investments in Affiliates (Cost $18,542)		17,344
Total Investments 100.3% (Cost $104,434)		$92,208
Financial Derivative Instruments (e) 0.1%(Cost or Premiums, net $0)		87
Other Assets and Liabilities, net (0.4)%		(323)
Net Assets 100.0%		$91,972

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$591	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020			$(605)		$591	$591
Total Repurchase Agreements								$(605)		$591	$591
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	183	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$1,411	$0	$92	$92	$0
UAG	Receive	DWRTFT Index	324	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	2,661	0	(5)	0	(5)
Total Swap Agreements								$0	$87	$92	$(5)
(f)

Securities with an aggregate market value of $990 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Mutual Funds						$72,666	$0	$0		$72,666
Short-Term Instruments
Repurchase Agreements						0	591	0		591
U.S. Treasury Bills						0	1,607	0		1,607
						$72,666	$2,198	$0		$74,864
Investments in Affiliates, at Value
Mutual Funds						15,238	0	0		15,238
Short-Term Instruments
Central Funds Used for Cash Management Purposes						2,106	0	0		2,106
						$17,344	$0	$0		$17,344
Total Investments						$90,010	$2,198	$0		$92,208
Financial Derivative Instruments - Assets
Over the counter						$0	$92	$0		$92
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(5)	$0		$(5)
Total Financial Derivative Instruments						$0	$87	$0		$87

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2020 (Unaudited)

Totals	$90,010	$2,285	$0	$92,295

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.8% ¤
MUTUAL FUNDS 82.4%
Vanguard Developed Markets Index Fund 'Institutional'	2,363,430	$25,312
Vanguard Emerging Markets Stock Index Fund 'Institutional'	546,007	11,554
Vanguard Institutional Index Fund 'Institutional'	202,551	46,694
Vanguard Small-Cap Index Fund 'Institutional'	84,997	4,700
Total Mutual Funds (Cost $101,767)		88,260
SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS (d) 1.4%		1,518

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.0%
0.322% due 04/14/2020 - 06/11/2020 (a)(b)(f)	$2,129	2,129
Total Short-Term Instruments (Cost $3,646)		3,647
Total Investments in Securities (Cost $105,413)		91,907
	SHARES
INVESTMENTS IN AFFILIATES 16.7%
MUTUAL FUNDS (c) 13.0%
PIMCO Emerging Markets Local Currency and Bond Fund	340,918	1,940
PIMCO High Yield Fund	330,098	2,621
PIMCO Income Fund	483,299	5,297
PIMCO International Bond Fund (U.S. Dollar-Hedged)	32,518	340
PIMCO Real Return Fund	97,702	1,103
PIMCO Total Return Fund	254,722	2,672
Total Mutual Funds (Cost $15,137)		13,973
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III	403,775	3,965
Total Short-Term Instruments (Cost $3,982)		3,965
Total Investments in Affiliates (Cost $19,119)		17,938
Total Investments 102.5% (Cost $124,532)		$109,845
Financial Derivative Instruments (e) 0.1%(Cost or Premiums, net $0)		109
Other Assets and Liabilities, net (2.6)%		(2,804)
Net Assets 100.0%		$107,150

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$1,518	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020			$(1,551)		$1,518	$1,518
Total Repurchase Agreements								$(1,551)		$1,518	$1,518
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	255	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$1,978	$0	$115	$115	$0
UAG	Receive	DWRTFT Index	362	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	2,973	0	(6)	0	(6)
Total Swap Agreements								$0	$109	$115	$(6)
(f)

Securities with an aggregate market value of $1,080 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Mutual Funds						$88,260	$0	$0		$88,260
Short-Term Instruments
Repurchase Agreements						0	1,518	0		1,518
U.S. Treasury Bills						0	2,129	0		2,129
						$88,260	$3,647	$0		$91,907
Investments in Affiliates, at Value
Mutual Funds						13,973	0	0		13,973
Short-Term Instruments
Central Funds Used for Cash Management Purposes						3,965	0	0		3,965
						$17,938	$0	$0		$17,938
Total Investments						$106,198	$3,647	$0		$109,845
Financial Derivative Instruments - Assets
Over the counter						$0	$115	$0		$115
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(6)	$0		$(6)
Total Financial Derivative Instruments						$0	$109	$0		$109

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2020 (Unaudited)

Totals	$106,198	$3,756	$0	$109,954

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 85.5% ¤
MUTUAL FUNDS 83.2%
Vanguard Developed Markets Index Fund 'Institutional'	1,058,211	$11,333
Vanguard Emerging Markets Stock Index Fund 'Institutional'	239,117	5,060
Vanguard Institutional Index Fund 'Institutional'	87,922	20,269
Vanguard Small-Cap Index Fund 'Admiral'	36,578	2,023
Total Mutual Funds (Cost $45,145)		38,685
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (d) 0.8%		366
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.5%
0.139% due 04/14/2020 (a)(b)(f)	$691	691
Total Short-Term Instruments (Cost $1,057)		1,057
Total Investments in Securities (Cost $46,202)		39,742
	SHARES
INVESTMENTS IN AFFILIATES 16.9%
MUTUAL FUNDS (c) 11.8%
PIMCO Emerging Markets Local Currency and Bond Fund	139,308	793
PIMCO High Yield Fund	144,757	1,149
PIMCO Income Fund	190,934	2,093
PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,340	118
PIMCO Real Return Fund	35,005	395
PIMCO Total Return Fund	91,239	957
Total Mutual Funds (Cost $5,964)		5,505
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	241,305	2,370
Total Short-Term Instruments (Cost $2,379)		2,370
Total Investments in Affiliates (Cost $8,343)		7,875
Total Investments 102.4% (Cost $54,545)		$47,617
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		18
Other Assets and Liabilities, net (2.4)%		(1,144)
Net Assets 100.0%		$46,491

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$366	U.S. Treasury Inflation Protected Securities 1.250% due 07/15/2020			$(376)		$366	$366
Total Repurchase Agreements								$(376)		$366	$366
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	50	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$388	$0	$22	$22	$0
UAG	Receive	DWRTFT Index	227	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	1,864	0	(4)	0	(4)
Total Swap Agreements								$0	$18	$22	$(4)
(f)

Securities with an aggregate market value of $691 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Mutual Funds						$38,685	$0	$0		$38,685
Short-Term Instruments
Repurchase Agreements						0	366	0		366
U.S. Treasury Bills						0	691	0		691
						$38,685	$1,057	$0		$39,742
Investments in Affiliates, at Value
Mutual Funds						5,505	0	0		5,505
Short-Term Instruments
Central Funds Used for Cash Management Purposes						2,370	0	0		2,370
						$7,875	$0	$0		$7,875
Total Investments						$46,560	$1,057	$0		$47,617
Financial Derivative Instruments - Assets
Over the counter						$0	$22	$0		$22
Financial Derivative Instruments - Liabilities
Over the counter						$0	$(4)	$0		$(4)
Total Financial Derivative Instruments						$0	$18	$0		$18

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2020 (Unaudited)

Totals	$46,560	$1,075	$0	$47,635

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.5% ¤
MUTUAL FUNDS 83.5%
Vanguard 500 Index Fund 'Admiral'	4,380	$1,045
Vanguard Developed Markets Index Fund 'Admiral'	54,746	586
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9,399	262
Vanguard Small-Cap Index Fund 'Admiral'	1,845	102
Total Mutual Funds (Cost $2,545)		1,995
Total Investments in Securities (Cost $2,545)		1,995
INVESTMENTS IN AFFILIATES 11.6%
MUTUAL FUNDS (a) 11.6%
PIMCO Emerging Markets Local Currency and Bond Fund	7,097	40
PIMCO High Yield Fund	7,361	58
PIMCO Income Fund	9,668	106
PIMCO International Bond Fund (U.S. Dollar-Hedged)	598	6
PIMCO Real Return Fund	1,737	20
PIMCO Total Return Fund	4,529	48
Total Mutual Funds (Cost $308)		278
Total Investments in Affiliates (Cost $308)		278
Total Investments 95.1% (Cost $2,853)		$2,273
Other Assets and Liabilities, net 4.9%		116
Net Assets 100.0%		$2,389

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
UAG	Receive	DWRTFT Index	14	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	$115	$0	$0	$0	$0
Total Swap Agreements	$0	$0	$0	$0
(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Mutual Funds	$1,995	$0	$0	$1,995
$1,995	$0	$0	$1,995
Investments in Affiliates, at Value
Mutual Funds	278	0	0	278
Total Investments	$2,273	$0	$0	$2,273

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 41.0% ¤
MUTUAL FUNDS 39.6%
Vanguard Developed Markets Index Fund 'Institutional'	1,220,241	$13,069
Vanguard Emerging Markets Stock Index Fund 'Institutional'	445,610	9,429
Vanguard Institutional Index Fund 'Institutional'	105,169	24,245
Vanguard Small-Cap Index Fund 'Admiral'	37,920	2,097
Total Mutual Funds (Cost $57,946)		48,840
	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
U.S. TREASURY BILLS 1.4%
0.161% due 04/14/2020 - 06/11/2020 (a)(b)(f)	$1,765	1,765
Total Short-Term Instruments (Cost $1,765)		1,765
Total Investments in Securities (Cost $59,711)		50,605
	SHARES
INVESTMENTS IN AFFILIATES 58.6%
MUTUAL FUNDS (c) 56.9%
PIMCO Emerging Markets Local Currency and Bond Fund	1,063,091	6,049
PIMCO High Yield Fund	390,600	3,101
PIMCO Income Fund	2,019,508	22,134
PIMCO International Bond Fund (U.S. Dollar-Hedged)	212,270	2,218
PIMCO Long-Term Real Return Fund	752,932	7,077
PIMCO Long-Term U.S. Government Fund	393,364	3,096
PIMCO Real Return Fund	683,157	7,713
PIMCO Total Return Fund	1,800,652	18,889
Total Mutual Funds (Cost $72,185)		70,277
SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III	218,274	2,144
Total Short-Term Instruments (Cost $2,144)		2,144
Total Investments in Affiliates (Cost $74,329)		72,421
Total Investments 99.6% (Cost $134,040)		$123,026
Financial Derivative Instruments (d)(e) 0.4%(Cost or Premiums, net $598)		445
Other Assets and Liabilities, net 0.0%		28
Net Assets 100.0%		$123,499

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,675.000	06/19/2020	11	$1	$122	$22
Put - CBOE S&P 500	2,150.000	06/19/2020	16	2	28	122
Put - CBOE S&P 500	1,450.000	09/18/2020	13	1	73	29
Put - CBOE S&P 500	1,725.000	09/18/2020	12	1	138	56
Put - CBOE S&P 500	1,500.000	12/18/2020	12	1	79	44
Put - CBOE S&P 500	1,800.000	12/18/2020	13	1	121	96
Put - CBOE S&P 500	1,400.000	03/19/2021	10	1	75	37
Put - CBOE S&P 500	1,650.000	03/19/2021	11	1	151	71
Total Purchased Options	$787	$477
WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,200.000	06/19/2020	11	$1	$(36)	$(6)
Put - CBOE S&P 500	1,300.000	09/18/2020	12	1	(53)	(18)
Put - CBOE S&P 500	1,350.000	12/18/2020	13	1	(40)	(33)
Put - CBOE S&P 500	1,200.000	03/19/2021	11	1	(60)	(25)
Total Written Options	$(189)	$(82)
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	113	0.942% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/18/2020	$871	$0	$57	$57	$0
UAG	Receive	DWRTFT Index	438	1.868% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/26/2020	3,597	0	(7)	0	(7)
Total Swap Agreements	$0	$50	$57	$(7)
(f)

Securities with an aggregate market value of $1,138 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2020.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2020 (Unaudited)

Investments in Securities, at Value
Mutual Funds	$48,840	$0	$0	$48,840
Short-Term Instruments
U.S. Treasury Bills	0	1,765	0	1,765
	$48,840	$1,765	$0	$50,605
Investments in Affiliates, at Value
Mutual Funds	70,277	0	0	70,277
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,144	0	0	2,144
	$72,421	$0	$0	$72,421
Total Investments	$121,261	$1,765	$0	$123,026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	477	0	477
Over the counter	0	57	0	57
	$0	$534	$0	$534
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(82)	0	(82)
Over the counter	0	(7)	0	(7)
	$0	$(89)	$0	$(89)
Total Financial Derivative Instruments	$0	$445	$0	$445
Totals	$121,261	$2,210	$0	$123,471

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission ("SEC").

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2020, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the SEC’s website at www.sec.gov , and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at http://www.pimco.com , or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2020 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$44,112	$457,690	$(412,800)	$0	$0	$89,002	$1,135	$0
PIMCO RAE Global ex-US Fund	0	312	(312)	0	0	0	0	0
PIMCO RAE International Fund	12,609	119,843	(103,968)	0	0	28,484	115	0
PIMCO RAE US Fund	9,140	59,835	(62,037)	0	0	6,938	107	0
PIMCO RAE US Small Fund	1,802	10,916	(10,716)	0	0	2,002	32	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	3,911	54,550	(48,267)	0	0	10,194	86	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	29	548	(555)	0	0	22	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	210	2,892	(2,964)	0	0	138	3	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2020 (amounts in thousands†):

Notes to Financial Statements (Cont.)

PIMCO RAE Global Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$38,807	$13,752	$(5,126)	$172	$(14,146)	$33,459	$1,170	$139
PIMCO RAE International Fund	132,456	40,529	(14,257)	406	(41,045)	118,089	6,190	0
PIMCO RAE US Fund	122,675	33,252	(24,169)	856	(31,769)	100,845	6,327	2,788
Totals	$293,938	$87,533	$(43,552)	$1,434	$(86,960)	$252,393	$13,687	$2,927

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$17,750	$5,404	$(3,324)	$(199)	$(6,050)	$13,581	$510	$63
PIMCO RAE International Fund	60,336	18,262	(12,772)	(978)	(16,959)	47,889	2,671	0
Totals	$78,086	$23,666	$(16,096)	$(1,177)	$(23,009)	$61,470	$3,181	$63

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2020 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,078	$3,298	$0	$0	$(718)	$3,658	$80	$0
PIMCO High Yield Fund	3,270	2,421	(3,186)	(43)	(260)	2,202	163	0
PIMCO Income Fund	7,355	7,387	(414)	(33)	(1,283)	13,012	485	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	889	831	(377)	(17)	(67)	1,259	76	0
PIMCO Long-Term Real Return Fund	5,913	5,417	(6,969)	671	284	5,316	317	0
PIMCO Long-Term U.S. Government Fund	3,977	3,617	(6,419)	810	341	2,326	102	0
PIMCO Real Return Fund	1,006	3,898	(423)	(10)	(44)	4,427	22	0
PIMCO Short-Term Floating NAV Portfolio III	2,170	20,745	(21,700)	(24)	0	1,191	45	0
PIMCO Total Return Fund	3,555	8,426	(1,229)	(21)	(9)	10,722	164	0
Totals	$29,213	$56,040	$(40,717)	$1,333	$(1,756)	$44,113	$1,454	$0

Notes to Financial Statements (Cont.)

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,514	$3,395	$0	$0	$(820)	$4,089	$103	$0
PIMCO High Yield Fund	4,471	2,920	(4,235)	(45)	(337)	2,774	215	0
PIMCO Income Fund	8,253	7,754	(331)	(35)	(1,430)	14,211	528	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	776	771	(126)	(9)	(78)	1,334	70	0
PIMCO Long-Term Real Return Fund	6,033	4,942	(8,391)	896	77	3,557	310	0
PIMCO Long-Term U.S. Government Fund	4,021	3,367	(6,919)	909	178	1,556	99	0
PIMCO Real Return Fund	1,468	3,673	(422)	(10)	(21)	4,688	29	0
PIMCO Short-Term Floating NAV Portfolio III	3,216	18,567	(19,100)	(20)	(16)	2,647	67	0
PIMCO Total Return Fund	3,419	9,201	(1,198)	(20)	(48)	11,354	157	0
Totals	$33,171	$54,590	$(40,722)	$1,666	$(2,495)	$46,210	$1,578	$0

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,259	$2,035	$0	$0	$(571)	$2,723	$75	$0
PIMCO High Yield Fund	3,677	2,003	(3,214)	(38)	(266)	2,162	159	0
PIMCO Income Fund	5,660	4,988	(511)	(53)	(912)	9,172	328	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	446	484	(56)	(4)	(46)	824	36	0
PIMCO Long-Term Real Return Fund	3,373	2,440	(5,609)	582	(53)	733	151	0
PIMCO Long-Term U.S. Government Fund	2,247	1,671	(4,134)	558	(21)	321	48	0
PIMCO Real Return Fund	792	2,518	(385)	(9)	(20)	2,896	16	0
PIMCO Short-Term Floating NAV Portfolio III	2,415	20,152	(22,000)	(25)	(5)	537	51	0
PIMCO Total Return Fund	1,912	6,148	(982)	(19)	(44)	7,015	83	0
Totals	$21,781	$42,439	$(36,891)	$992	$(1,938)	$26,383	$947	$0

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,624	$1,409	$0	$0	$(522)	$2,511	$87	$0
PIMCO High Yield Fund	4,742	1,699	(3,757)	(37)	(286)	2,361	193	0
PIMCO Income Fund	6,028	3,236	(411)	(43)	(795)	8,015	322	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	336	413	(53)	(2)	(32)	662	21	0
PIMCO Long-Term Real Return Fund	2,559	1,416	(4,374)	516	(117)	0	101	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term U.S. Government Fund	1,637	892	(2,895)	437	(71)	0	33	0
PIMCO Real Return Fund	598	2,048	(294)	(7)	(19)	2,326	12	0
PIMCO Short-Term Floating NAV Portfolio III	3,443	17,163	(18,600)	(27)	(13)	1,966	63	0
PIMCO Total Return Fund	1,438	4,961	(715)	(14)	(35)	5,635	60	0
Totals	$22,405	$33,237	$(31,099)	$823	$(1,890)	$23,476	$892	$0

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,654	$714	$0	$0	$(427)	$1,941	$85	$0
PIMCO High Yield Fund	4,579	1,634	(3,648)	(34)	(282)	2,249	188	0
PIMCO Income Fund	4,875	2,106	(648)	(33)	(582)	5,718	261	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	169	294	0	0	(21)	442	10	0
PIMCO Long-Term Real Return Fund	1,223	512	(1,925)	243	(53)	0	48	0
PIMCO Long-Term U.S. Government Fund	813	341	(1,328)	208	(34)	0	16	0
PIMCO Real Return Fund	301	1,305	(155)	(4)	(19)	1,428	6	0
PIMCO Short-Term Floating NAV Portfolio III	3,373	18,364	(19,600)	(17)	(14)	2,106	64	0
PIMCO Total Return Fund	679	3,267	(440)	(9)	(37)	3,460	31	0
Totals	$17,666	$28,537	$(27,744)	$354	$(1,469)	$17,344	$709	$0

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$1,938	$563	$(141)	$(3)	$(417)	$1,940	$100	$0
PIMCO High Yield Fund	5,655	1,503	(4,177)	(19)	(341)	2,621	227	0
PIMCO Income Fund	5,443	1,691	(1,263)	(24)	(550)	5,297	278	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	93	263	0	0	(16)	340	6	0
PIMCO Long-Term Real Return Fund	679	162	(935)	140	(46)	0	25	0
PIMCO Long-Term U.S. Government Fund	449	134	(665)	101	(19)	0	8	0
PIMCO Real Return Fund	167	1,072	(113)	(3)	(20)	1,103	4	0
PIMCO Short-Term Floating NAV Portfolio III	4,323	14,977	(15,300)	(16)	(19)	3,965	77	0
PIMCO Total Return Fund	374	2,620	(277)	(6)	(39)	2,672	18	0
Totals	$19,121	$22,985	$(22,871)	$170	$(1,467)	$17,938	$743	$0

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$631	$378	$(47)	$(2)	$(167)	$793	$35	$0
PIMCO High Yield Fund	1,745	1,250	(1,693)	(15)	(138)	1,149	80	0
PIMCO Income Fund	1,667	1,281	(634)	(13)	(208)	2,093	98	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	24	99	0	0	(5)	118	2	0
PIMCO Long-Term Real Return Fund	214	58	(301)	44	(15)	0	8	0
PIMCO Long-Term U.S. Government Fund	116	70	(211)	30	(5)	0	3	0
PIMCO Real Return Fund	44	388	(29)	(1)	(7)	395	1	0
PIMCO Short-Term Floating NAV Portfolio III	1,155	15,031	(13,800)	(6)	(10)	2,370	31	0
PIMCO Total Return Fund	97	981	(105)	(2)	(14)	957	6	0
Totals	$5,693	$19,536	$(16,820)	$35	$(569)	$7,875	$264	$0

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$0	$50	$0	$0	$(10)	$40	$1	$0
PIMCO High Yield Fund	0	143	(75)	(2)	(8)	58	1	0
PIMCO Income Fund	0	144	(26)	(1)	(11)	106	2	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	6	0	0	0	6	0	0
PIMCO Long-Term Real Return Fund	0	21	(23)	2	0	0	0	0
PIMCO Long-Term U.S. Government Fund	0	14	(16)	2	0	0	0	0
PIMCO Real Return Fund	0	23	(3)	0	0	20	0	0
PIMCO Total Return Fund	0	56	(7)	0	(1)	48	0	0
Totals	$0	$457	$(150)	$1	$(30)	$278	$4	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$789	$6,452	$0	$0	$(1,192)	$6,049	$76	$0
PIMCO High Yield Fund	2,328	5,810	(4,646)	(69)	(322)	3,101	134	0
PIMCO Income Fund	6,833	18,310	(775)	(29)	(2,205)	22,134	524	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	960	2,223	(865)	(23)	(77)	2,218	72	0
PIMCO Long-Term Real Return Fund	4,517	11,067	(9,954)	813	634	7,077	205	0
PIMCO Long-Term U.S. Government Fund	3,044	7,405	(9,048)	1,143	552	3,096	87	0
PIMCO Real Return Fund	1,125	7,274	(659)	(16)	(11)	7,713	31	0
PIMCO Short-Term Floating NAV Portfolio III	1,447	27,312	(26,600)	(15)	0	2,144	32	0
PIMCO Total Return Fund	3,781	16,898	(1,876)	(37)	123	18,889	195	0
Totals	$24,824	$102,751	$(54,423)	$1,767	$(2,498)	$72,421	$1,356	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Notes to Financial Statements (Cont.)

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2020 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$217	$24,721	$(23,300)	$(2)	$0	$1,636	$20	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	RCY	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	NZD	New Zealand Dollar
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CHF	Swiss Franc	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CLP	Chilean Peso	INR	Indian Rupee	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	PRIME	Daily US Prime Rate
BP0003M	3 Month GBP-LIBOR	CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor’s 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DWRTFT	Dow Jones Wilshire REIT Total Return Index	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
ADR	American Depositary Receipt	GDR	Global Depositary Receipt	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	SP - GDR	Sponsored Global Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	NVDR	Non-Voting Depositary Receipt	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”